File No. 333-215585

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 22, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

AXA Premier VIP Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

STEVEN M. JOENK

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

PATRICIA LOUIE, ESQ. AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	MARK C. AMOROSI, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Class B shares of beneficial interest in the series of the Registrant designated as the CharterSM Moderate Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-70754 and 811-10509).

AXA PREMIER VIP TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Contractholder Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibit Index

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 Avenue of the Americas

New York, New York 10104

February 28, 2017

Dear Contractholder:

Enclosed is a notice and Combined Proxy Statement and Prospectus relating to a Joint Special Meeting of Shareholders of each of the following Portfolios:

•	All Asset Aggressive-Alt 25 Portfolio (“Alt 25 Portfolio”)

•	All Asset Aggressive-Alt 50 Portfolio (“Alt 50 Portfolio”)

•	All Asset Aggressive-Alt 75 Portfolio (“Alt 75 Portfolio”)

•	CharterSM Alternative 100 Moderate Portfolio (“Alternative 100 Moderate Portfolio”)

•	CharterSM Income Strategies Portfolio (“Income Strategies Portfolio”)

•	CharterSM Interest Rate Strategies Portfolio (“Interest Rate Strategies Portfolio”)

•	CharterSM International Moderate Portfolio (“International Moderate Portfolio”)

•	CharterSM Real Assets Portfolio (“Real Assets Portfolio”)

•	AXA/Pacific Global Small Cap Value Portfolio (“Pac Global Portfolio”)

(each an “Acquired Portfolio” and together the “Acquired Portfolios”)

The Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Pac Global Portfolio are series of EQ Advisors Trust (“EQ Trust”). The Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and Real Assets Portfolio are series of AXA Premier VIP Trust (“VIP Trust” and together with EQ Trust, the “Trusts”). The Joint Special Meeting of Shareholders of the Acquired Portfolios is scheduled to be held at the Trusts’ offices, 1290 Avenue of the Americas, New York, New York 10104, on March 28, 2017, at 2:30 p.m., Eastern time (the “Meeting”). At the Meeting, the shareholders of the Acquired Portfolios who are entitled to vote at the Meeting, with shareholders of each Acquired Portfolio voting separately, will be asked to approve the proposals described below.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate (a “Contract”) that participates in an Acquired Portfolio through the investment divisions of a separate account or accounts established by AXA Equitable Life Insurance Company (“AXA Equitable”) or another insurance company (each, an “Insurance Company) you (a “Contractholder”) are entitled to instruct the Insurance Company that issued your Contract how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on December 31, 2016. The Insurance Company that issued your Contract is the record owner of the Portfolio shares related to your interest in those accounts and is sometimes referred to as a “shareholder.” The attached Notice of Joint Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting. You should read the Combined Proxy Statement and Prospectus prior to completing your voting instruction card.

Each Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of EQ Trust or VIP Trust (an “Acquiring Portfolio”) (each, a “Reorganization”) as set forth below:

•	the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust;

•	the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust;

•	the Income Strategies Portfolio and Interest Rate Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of EQ Trust;

•	the International Moderate Portfolio into the CharterSM Moderate Portfolio, a series of VIP Trust;

•	the Real Assets Portfolio into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Trust; and

•	the Pac Global Portfolio into the AXA/Horizon Small Cap Value Portfolio, a series of EQ Trust.

The Board of each Trust has approved the proposals and recommends that you vote “FOR” the proposal relating to the Acquired Portfolio in which you own shares. Although each Board has determined that a vote “FOR” the proposal is in the best interest of each Portfolio and its shareholders, the final decision is yours.

Each Acquired Portfolio and Acquiring Portfolio is managed by AXA Equitable Funds Management Group, LLC. Each of AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, Pac Global Portfolio, and AXA/Horizon Small Cap Value Portfolio is sub-advised by an investment sub-adviser. In each case, if the Reorganization involving an Acquired Portfolio is approved and implemented, each Contractholder that invests indirectly in the Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to instruct AXA Equitable, please see the Contractholder Voting Instructions included herein. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may provide voting instructions in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

Steven M. Joenk
Managing Director
AXA Equitable Life Insurance Company

EQ ADVISORS TRUST

All Asset Aggressive-Alt 25 Portfolio

All Asset Aggressive-Alt 50 Portfolio

All Asset Aggressive-Alt 75 Portfolio

AXA/Pacific Global Small Cap Value Portfolio

AXA PREMIER VIP TRUST

CharterSM Alternative 100 Moderate Portfolio

CharterSM Income Strategies Portfolio

CharterSM Interest Rate Strategies Portfolio

CharterSM International Moderate Portfolio

CharterSM Real Assets Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON

March 28, 2017

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of each of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”) or AXA Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”), as indicated above, will be held on March 28, 2017 at 2:30 p.m., Eastern time, at the offices of the Trust, located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”):

•	All Asset Aggressive-Alt 25 Portfolio (“Alt 25 Portfolio”)

•	All Asset Aggressive-Alt 50 Portfolio (“Alt 50 Portfolio”)

•	All Asset Aggressive-Alt 75 Portfolio (“Alt 75 Portfolio”)

•	CharterSM Alternative 100 Moderate Portfolio (“Alternative 100 Moderate Portfolio”)

•	CharterSM Income Strategies Portfolio (“Income Strategies Portfolio”)

•	CharterSM Interest Rate Strategies Portfolio (“Interest Rate Strategies Portfolio”)

•	CharterSM International Moderate Portfolio (“International Moderate Portfolio”)

•	CharterSM Real Assets Portfolio (“Real Assets Portfolio”)

•	AXA/Pacific Global Small Cap Value Portfolio (“Pac Global Portfolio”)

(each an “Acquired Portfolio” and together the “Acquired Portfolios”).

The Meeting will be held to act on the following proposals:

For shareholders of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio, only:

1.	To approve the Plan of Reorganization and Termination with respect to the reorganization of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio, each a series of EQ Trust, each into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust.

For shareholders of the Alternative 100 Moderate Portfolio only:

1d.	To approve the Agreement and Plan of Reorganization with respect to the reorganization of the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust.

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For shareholders of the Income Strategies Portfolio and Interest Rate Strategies Portfolio only:

2.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Income Strategies Portfolio and Interest Rate Strategies Portfolio, each a series of VIP Trust, each into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of EQ Trust.

For shareholders of the International Moderate Portfolio only:

3.

To approve the Plan of Reorganization and Termination with respect to the reorganization of the International Moderate Portfolio, a series of VIP Trust, into the CharterSM Moderate Portfolio, a series of VIP Trust.

For shareholders of the Real Assets Portfolio only:

4.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Real Assets Portfolio, a series of VIP Trust, into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Trust.

For shareholders of the Pac Global Portfolio only:

5.	To approve the Plan of Reorganization and Termination with respect to the reorganization of the Pac Global Portfolio, a series of EQ Trust, into the AXA/Horizon Small Cap Value Portfolio, a series of EQ Trust.

For shareholders of each Acquired Portfolio:

6.	To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board of Trustees of each respective Trust (the “Board”) unanimously recommends that you vote in favor of the relevant proposal(s).

Please note that owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contractholders”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), who have invested in shares of an Acquired Portfolio through the investment divisions of a separate account or accounts of AXA Equitable will be given the opportunity to provide voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments or postponements thereof has been fixed as the close of business on December 31, 2016. If you attend the Meeting, you may vote or provide your voting instructions in person.

YOUR VOTE IS IMPORTANT

PLEASE RETURN YOUR PROXY OR VOTING INSTRUCTION CARD PROMPTLY

Regardless of whether you plan to attend the Meeting, you should vote or provide voting instructions by promptly completing, dating, and signing the enclosed proxy or voting instruction card and returning it in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board of each Trust recommends that you vote or provide voting instructions to vote “FOR” each proposal.

By order of the Boards of EQ Trust and VIP Trust, Patricia Louie Secretary

Dated: February 28, 2017

New York, New York

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AXA EQUITABLE LIFE INSURANCE COMPANY

CONTRACTHOLDER VOTING INSTRUCTIONS

REGARDING A JOINT SPECIAL MEETING OF SHAREHOLDERS OF

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

EACH A SERIES OF EQ ADVISORS TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

CHARTERSM INCOME STRATEGIES PORTFOLIO

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

CHARTERSM REAL ASSETS PORTFOLIO

EACH A SERIES OF AXA PREMIER VIP TRUST

TO BE HELD ON March 28, 2017

Dated: February 22, 2017

GENERAL

These Contractholder Voting Instructions are being furnished by AXA Equitable Life Insurance Company (“AXA Equitable”) to owners of its variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) who, as of December 31, 2016 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”) or AXA Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”), as indicated above:

•	All Asset Aggressive-Alt 25 Portfolio (“Alt 25 Portfolio”)

•	All Asset Aggressive-Alt 50 Portfolio (“Alt 50 Portfolio”)

•	All Asset Aggressive-Alt 75 Portfolio (“Alt 75 Portfolio”)

•	CharterSM Alternative 100 Moderate Portfolio (“Alternative 100 Moderate Portfolio”)

•	CharterSM Income Strategies Portfolio (“Income Strategies Portfolio”)

•	CharterSM Interest Rate Strategies Portfolio (“Interest Rate Strategies Portfolio”)

•	CharterSM International Moderate Portfolio (“International Moderate Portfolio”)

•	CharterSM Real Assets Portfolio (“Real Assets Portfolio”)

•	AXA/Pacific Global Small Cap Value Portfolio (“Pac Global Portfolio”)

(each an “Acquired Portfolio” and together the “Acquired Portfolios”).

The Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Pac Global Portfolio are series of EQ Trust, a Delaware statutory trust that is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and Real Assets Portfolio are series of VIP Trust, a Delaware statutory trust that is registered with the SEC as an open-end management investment company.

AXA Equitable will offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in an Acquired Portfolio (the “Shares”) held by the Separate Accounts, as to how it should vote on the respective reorganization proposals (the “Proposals”) that will be considered at the Joint

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Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and at any adjournments or postponements (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should read and retain for future reference, sets forth concisely information about the proposed reorganization involving each Acquired Portfolio and the corresponding acquiring series of EQ Trust or VIP Trust that a Contractholder should know before completing the enclosed voting instruction card.

AXA Equitable Financial Services Company, LLC, a wholly owned subsidiary of AXA Financial, Inc., is the parent company of AXA Equitable. AXA Financial, Inc. is a wholly owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Equitable Financial Services Company, LLC and AXA Financial, Inc. are located at 1290 Avenue of the Americas, New York, New York 10104.

These Contractholder Voting Instructions and the accompanying voting instruction card, together with the enclosed proxy materials, are being mailed to Contractholders on or about February 28, 2017.

HOW TO INSTRUCT AXA EQUITABLE

To instruct AXA Equitable as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s), sign and date the voting instruction card(s), and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

If a voting instruction card is not marked to indicate voting instructions but is signed and timely returned, it will be treated as an instruction to vote the Shares “For” the applicable Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value allocable to that investment division by (ii) the net asset value of one Share of the Acquired Portfolio. Each whole Share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote and each fractional Share is entitled to a proportionate fractional vote. At any time prior to AXA Equitable’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing AXA Equitable with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and providing voting instructions in person at the Meeting.

HOW AXA EQUITABLE WILL VOTE

AXA Equitable will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account for which AXA Equitable receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares “FOR” a Proposal. Shares in each investment division of a Separate Account for which AXA Equitable receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by AXA Equitable either “FOR” or “AGAINST” a Proposal, or as an abstention, in the same proportion as the Shares for which Contractholders have provided voting instructions to AXA Equitable. As a result of such proportional voting by AXA Equitable, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

OTHER MATTERS

AXA Equitable is not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, AXA Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by directors, officers and employees of AXA Equitable Funds Management Group, LLC, the investment manager of each Trust, or its affiliates as well as officers and

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agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the quorum necessary to transact business at the Meeting is not established with respect to an Acquired Portfolio, or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign and date the voting instruction card and mail it in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

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COMBINED PROXY STATEMENT

for

All Asset Aggressive-Alt 25 Portfolio

All Asset Aggressive-Alt 50 Portfolio

All Asset Aggressive-Alt 75 Portfolio

AXA/Pacific Global Small Cap Value Portfolio,

each a series of EQ Advisors Trust and

CharterSM Alternative 100 Moderate Portfolio

CharterSM Income Strategies Portfolio

CharterSM Interest Rate Strategies Portfolio

CharterSM International Moderate Portfolio

CharterSM Real Assets Portfolio,

each a series of AXA Premier VIP Trust and

PROSPECTUS

for

All Asset Growth-Alt 20 Portfolio

AXA/Horizon Small Cap Value Portfolio

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio

EQ/PIMCO Global Real Return Portfolio,

each a series of EQ Advisors Trust and

CharterSM Moderate Portfolio,

a series of AXA Premier VIP Trust

Dated February 22, 2017

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners (the “Contractholders”) of variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) who, as of December 31, 2016, had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”) or AXA Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”), as indicated above:

•	All Asset Aggressive-Alt 25 Portfolio (“Alt 25 Portfolio”)

•	All Asset Aggressive-Alt 50 Portfolio (“Alt 50 Portfolio”)

•	All Asset Aggressive-Alt 75 Portfolio (“Alt 75 Portfolio”)

•	CharterSM Alternative 100 Moderate Portfolio (“Alternative 100 Moderate Portfolio”)

•	CharterSM Income Strategies Portfolio (“Income Strategies Portfolio”)

•	CharterSM Interest Rate Strategies Portfolio (“Interest Rate Strategies Portfolio”)

•	CharterSM International Moderate Portfolio (“International Moderate Portfolio”)

•	CharterSM Real Assets Portfolio (“Real Assets Portfolio”)

•	AXA/Pacific Global Small Cap Value Portfolio (“Pac Global Portfolio”)

(each an “Acquired Portfolio” and together the “Acquired Portfolios”)

The Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Pac Global Portfolio are series of EQ Trust. The Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and Real Assets Portfolio are series of VIP Trust. The Trusts are open-end management investment companies registered with the Securities and Exchange Commission (“SEC”).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Combined Proxy Statement/Prospectus also is being furnished to AXA Equitable as the record owner of shares and to other shareholders that were invested in the Acquired Portfolios as of December 31, 2016. Contractholders are being provided the opportunity to instruct AXA Equitable to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus (each, a “Proposal”) in connection with the solicitation by the Board of Trustees of each Trust (the “Board”) of proxies to be used at the Joint Special Meeting of Shareholders of the Acquired Portfolios to be held at 1290 Avenue of the Americas, New York, New York 10104, on March 28, 2017, at 2:30 p.m., Eastern time, or any adjournment or postponement thereof (the “Meeting”).

The shareholders of each Acquired Portfolio will vote separately on its reorganization. The consummation of any one reorganization described in any of the below Proposals is not contingent on the consummation of any other reorganization in that Proposal. The Proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposal	Shareholders Entitled to Vote on the Proposal

1. To approve the Plan of Reorganization and Termination with respect to the reorganization of the:

A. Alt 25 Portfolio, a series of EQ Trust,

B. Alt 50 Portfolio, a series of EQ Trust, and

C. Alt 75 Portfolio, a series of EQ Trust,

into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust.

Shareholders of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio, voting separately with respect to the Reorganization of their Portfolio(s).
1.D. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Alternative 100 Moderate Portfolio, a series of VIP Trust, into the All Asset Growth-Alt 20 Portfolio, a series of EQ Trust.	Shareholders of the Alternative 100 Moderate Portfolio, voting separately with respect to the Reorganization of their Portfolio.

2. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the:

A. Income Strategies Portfolio, a series of VIP Trust, and

B. Interest Rate Strategies Portfolio, a series of VIP Trust,

into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of EQ Trust.

Shareholders of the Income Strategies Portfolio and Interest Rate Strategies Portfolio, voting separately with respect to the Reorganization of their Portfolio(s).
3. To approve the Plan of Reorganization and Termination with respect to the reorganization of the International Moderate Portfolio, a series of VIP Trust, into the CharterSM Moderate Portfolio, also a series of VIP Trust.	Shareholders of the International Moderate Portfolio.
4. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Real Assets Portfolio, a series of VIP Trust, into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Trust.	Shareholders of the Real Assets Portfolio.

Proposal	Shareholders Entitled to Vote on the Proposal

5. To approve the Plan of Reorganization and Termination with respect to the reorganization of the:

Pac Global Portfolio, a series of EQ Trust, into the AXA/Horizon Small Cap Value Portfolio, a series of EQ Trust.

Shareholders of the AXA/Horizon Small Cap Value Portfolio.
6. To transact other business that may properly come before the Meeting or any adjournments thereof.	Shareholders of each Acquired Portfolio, as applicable.

Each reorganization referred to in Proposals 1-5 above is referred to herein as a “Reorganization” and together as the “Reorganizations.” Each of the All Asset Growth-Alt 20 Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, CharterSM Moderate Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/Horizon Small Cap Value Portfolio is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.”

This Combined Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the Proposals that you should know before voting or providing voting instructions. Additional information about each Trust has been filed with the SEC and is available, without charge, upon oral or written request. This Combined Proxy Statement/Prospectus is being provided to AXA Equitable and mailed to Contractholders and other shareholders on or about February 28, 2017. This Combined Proxy Statement/Prospectus and a proxy or voting instruction card also will be available at www.proxyvote.com on or about February 28, 2017. It is expected that one or more representatives of AXA Equitable will attend the Meeting in person or by proxy and will vote shares held by AXA Equitable in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by each Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated February 22, 2017, relating the Reorganizations of Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, Real Assets Portfolio and Pac Global Portfolio (File No. 333-215584) which includes the financial statements for the fiscal year ended December 31, 2016 for these Acquired Portfolios and each of their corresponding Acquiring Portfolios; and

2.	The Statement of Additional Information dated February 22, 2017, relating the Reorganization of International Moderate Portfolio (File No. 333-215585) which includes the financial statements for the fiscal year ended December 31, 2016 for this Acquired Portfolio and its corresponding Acquiring Portfolio.

For a free copy of any of these documents, please call 1-877-222-2144 or write the Trusts at the address above.

Each Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each Trust must file certain reports and other information with the SEC. You can copy and review information about each Trust, including proxy materials and proxy and information statements, at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA 02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco Regional Office,

44 Montgomery Street, Suite 2600, San Francisco, CA 94104. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

Copies of EQ Trust’s and VIP Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of each Trust’s annual or semi-annual reports, free of charge, by writing to the respective Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-222-2144.

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SUMMARY	1
PROPOSAL 1: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE ALT 25 PORTFOLIO, ALT 50 PORTFOLIO, AND ALT 75 PORTFOLIO, EACH A SERIES OF EQ TRUST, AND THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE ALTERNATIVE 100 MODERATE PORTFOLIO, A SERIES OF VIP TRUST, EACH INTO THE ALL ASSET GROWTH-ALT 20 PORTFOLIO, A SERIES OF EQ TRUST.	2
Proposal 1.A.	3
Proposal 1.B.	6
Proposal 1.C.	9
Proposal 1.D.	12
Comparative Fee and Expense Tables	16
Example of Portfolio Expenses	18
Portfolio Turnover	20
Comparison of Investment Objectives, Policies and Strategies	20
Comparison of Principal Risk Factors	24
Comparative Performance Information	25
Capitalization	28
PROPOSAL 2: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE INCOME STRATEGIES PORTFOLIO AND INTEREST RATE STRATEGIES PORTFOLIO, EACH A SERIES OF VIP TRUST, EACH INTO THE AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO, A SERIES OF EQ TRUST.	29
Proposal 2.A.	29
Proposal 2.B.	32
Comparative Fee and Expense Tables	36
Example of Portfolio Expenses	38
Portfolio Turnover	39
Comparison of Investment Objectives, Policies and Strategies	39
Comparison of Principal Risk Factors	44
Comparative Performance Information	45
Capitalization	46
PROPOSAL 3: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE INTERNATIONAL MODERATE PORTFOLIO, A SERIES OF VIP TRUST, INTO THE CHARTERSM MODERATE PORTFOLIO, ALSO A SERIES OF VIP TRUST.	47
Comparative Fee and Expense Tables	50
Example of Portfolio Expenses	51
Portfolio Turnover	51
Comparison of Investment Objectives, Policies and Strategies	51
Comparison of Principal Risk Factors	53
Comparative Performance Information	54
Capitalization	55
PROPOSAL 4: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE REAL ASSETS PORTFOLIO, A SERIES OF VIP TRUST, INTO THE EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO, A SERIES OF EQ TRUST.	56
Comparative Fee and Expense Tables	59
Example of Portfolio Expenses	60

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Page
Portfolio Turnover	61
Comparison of Investment Objectives, Policies and Strategies	61
Comparison of Principal Risk Factors	64
Comparative Performance Information	65
Capitalization	66
PROPOSAL 5: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE PAC GLOBAL PORTFOLIO, A SERIES OF EQ TRUST, INTO THE AXA/HORIZON SMALL CAP VALUE PORTFOLIO, ALSO A SERIES OF EQ TRUST.	67
Comparative Fee and Expense Tables	69
Example of Portfolio Expenses	70
Portfolio Turnover	71
Comparison of Investment Objectives, Policies and Strategies	71
Comparison of Principal Risk Factors	73
Comparative Performance Information	73
Capitalization	74
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	75
Terms of the Agreements and/or Plans of Reorganization	75
Description of the Securities to Be Issued	76
Board Considerations	76
Potential Benefits of the Reorganizations to FMG LLC and its Affiliates	80
Descriptions of Risk Factors	81
Federal Income Tax Consequences of the Reorganizations	92
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	94
Management of EQ Trust and VIP Trust	94
EQ TRUST	94
VIP TRUST	94
The Manager	95
Management and Administrative Fees	97
The Sub-Advisers	100
Legal Proceedings	102
Portfolio Services	104
Portfolio Distribution Arrangements	104
EQ TRUST	104
VIP TRUST	104
Payments to Broker-Dealers and Other Financial Intermediaries	105
Buying and Selling Shares	105
How Portfolio Shares Are Priced	107
Dividends and Other Distributions	109
Federal Income Tax Considerations	109
FINANCIAL HIGHLIGHTS	110
VOTING INFORMATION	132
Voting Rights	132
Required Shareholder Vote	133
Solicitation of Proxies and Voting Instructions	133
Adjournment or Postponement	134
Submission of Certain Shareholder Proposals	134
Other Matters	134
APPENDIX A – Forms of Agreement and/or Plans of Reorganization and Termination	A-1
APPENDIX B – More Information on Strategies and Risk Factors	B-1
APPENDIX C – Security Ownership of Certain Beneficial Owners	C-1

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SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the applicable Agreement and Plan of Reorganization and Termination or Plan of Reorganization and Termination (collectively, the “Reorganization Plans”), copies of the forms of which are attached hereto as Appendix A.

The Proposed Reorganizations

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more Acquired Portfolios as of December 31, 2016, to approve the Reorganization Plan (with respect to the Acquired Portfolio in which they are invested), whereby each Acquired Portfolio will be reorganized into a corresponding Acquiring Portfolio, as described below. (Each Acquired Portfolio and Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” and together, the “Portfolios.”)

Among the Acquired Portfolios’ shares, each of Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Pac Global Portfolio has two classes of shares, designated Class IB and Class K shares; and each of Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and Real Assets Portfolio has one class of shares, designated Class B shares (together, the “Acquired Portfolio Shares”).

Among the Acquiring Portfolios’ shares, the All Asset Growth-Alt 20 Portfolio has three classes of shares, designated Class IA, Class IB, and Class K shares; each of AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/Horizon Small Cap Value Portfolio has two classes, designated Class IB and Class K shares; and CharterSM Moderate Portfolio has one class of shares, designated Class B shares (together, the “Acquiring Portfolio Shares”). The rights and preferences of each class of Acquiring Portfolio Shares are substantially similar in all material respects to the rights and preferences of the corresponding class of Acquired Portfolio Shares.

Each Reorganization Plan provides, with respect to each Reorganization, for:

•

the transfer of all the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets and the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares; and

•	the complete termination of the Acquired Portfolio.

The Board of each Trust is proposing the Reorganizations because it believes that each Reorganization will permit shareholders invested in the Acquired Portfolios, which are small and have limited prospects for future growth and therefore a limited ability to achieve economies of scale, to invest in the corresponding Acquiring Portfolios, which in each case will result in a larger combined portfolio with a similar investment objective that invests in a similar asset class or asset classes and has better prospects for attracting additional assets and lowering expenses. The total annual operating expense ratios of the Class IB and Class K shares of the All Asset Growth-Alt 20 Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio and AXA/Horizon Small Cap Value Portfolio are expected to be lower than those of the corresponding classes of shares of the corresponding Acquired Portfolios for the one year after the proposed Reorganizations. The total annual operating expense ratio of the Class B shares of the CharterSM Moderate Portfolio are expected to be the same as those of the Class B shares of the corresponding Acquired Portfolio for the one year after the Reorganization. There is no assurance that fees and expenses will not increase after April 30, 2018, when the expense limitations for the Acquiring Portfolios will terminate if they are not renewed by the Boards. All of the Acquiring Portfolios, except for the CharterSM Moderate Portfolio and the AXA/Horizon Small Cap Value Portfolio, have lower total operating expenses than their corresponding Acquired Portfolios, regardless of whether the expense limitation is in effect. As further described in “Potential Benefits of the Reorganization to FMG LLC and its Affiliates” below, the Portfolios’ investment manager may realize benefits in connection with the Reorganizations, such as the reduction of elimination of its obligations to waive or reimburse fees and expenses if an Acquiring Portfolio is below its expense limit or has a lower expense ratio. For a detailed description of the Boards’ reasons for proposing the Reorganizations, see “Additional Information about the Reorganizations — Board Considerations” below.

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A comparison of the investment objectives, policies, strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below. The Portfolios have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in the “Additional Information about the Portfolios” section below. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to shareholder approval, the Reorganizations are expected to be effective at the close of business on May 19, 2017, or on a later date each Trust decides upon (the “Closing Date”). As a result of each Reorganization, each shareholder that owns shares of an Acquired Portfolio would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, Class IB, Class K, or Class B shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IB, Class K, or Class B shares of the Acquired Portfolio that were held by the shareholder as of the Closing Date. Shareholders of Acquired Portfolios that are series of VIP Trust (that is, shareholders of Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, and Real Assets Portfolio) will receive Class IB shares of the corresponding Acquiring Portfolio in exchange for their Class B shares. Similarly, each Contractholder whose Contract values are invested in shares of an Acquired Portfolio would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, Class IB, Class K, or Class B shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Class IB, Class K, or Class B shares of the Acquired Portfolio that were indirectly held by the Contractholder as of the Closing Date. The Reorganizations of the Alt 50 Portfolio and Alt 75 Portfolio into the All Asset Growth-Alt 20 Portfolio, the Income Strategies Portfolio and Interest Rate Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, the International Moderate Portfolio into the CharterSM Moderate Portfolio, and the Real Assets Portfolio into the EQ/PIMCO Global Real Return Portfolio, will not qualify, for federal income tax purposes, as tax-free reorganizations, and each such Reorganization will be treated as a taxable transaction. The Reorganizations of the Alt 25 Portfolio and the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio and the Reorganization of the Pac Global Portfolio into the AXA/Horizon Small Cap Value Portfolio each is intended to qualify for federal income tax purposes as a tax-free reorganization.

Please see “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board of each respective Trust has unanimously approved the Reorganization Plan with respect to each Acquired Portfolio and each Acquiring Portfolio, respectively. Accordingly, the Board of each respective Trust is submitting each Reorganization Plan for approval by each Acquired Portfolio’s shareholders. In considering whether to approve the Proposals, you should review the discussion of the Proposals set forth below. In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to each Proposal and Reorganization Plan generally. The Board of each Trust recommends that you vote “FOR” the relevant Proposal(s) to approve the Plan(s) of Reorganization.

PROPOSAL 1: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE ALT 25 PORTFOLIO, ALT 50 PORTFOLIO, AND ALT 75 PORTFOLIO, EACH A SERIES OF EQ TRUST, AND THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE ALTERNATIVE 100 MODERATE PORTFOLIO, A SERIES OF VIP TRUST, EACH INTO THE ALL ASSET GROWTH-ALT 20 PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 1 requests your approval of each Reorganization Plan pursuant to which the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Alternative 100 Moderate Portfolio will be reorganized into the All Asset Growth-Alt 20 Portfolio. The shareholders of each Acquired Portfolio will vote separately on its Reorganization. The consummation of any one Reorganization described in this Proposal is not contingent on the consummation of any other Reorganization.

2

Proposal 1.A.: This Proposal 1.A. requests your approval of the Reorganization Plan pursuant to which the Alt 25 Portfolio will be reorganized into the All Asset Growth-Alt 20 Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Alt 25 Portfolio and the All Asset Growth-Alt 20 Portfolio have similar investment objectives. The Alt 25 Portfolio seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation; while the All Asset Growth-Alt 20 Portfolio seeks long-term capital appreciation and current income. Below is a summary comparison of the two Portfolios. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Portfolios have similar investment policies. Each Portfolio invests in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) (“Underlying Portfolios”) and exchange-traded funds (“Underlying ETFs”) and provides diversified exposure to equity securities, fixed income securities, and alternative investments (“asset classes”). Each Portfolio invests according to an “asset allocation target,” which is established by the Manager and represents an approximate percentage of the Portfolio’s assets that are invested in each asset class. Each Portfolio’s alternative investments may include convertible securities, investments in certain industries or sectors (e.g., infrastructure), Underlying ETFs that invest in commodities and other instruments that derive their value from natural resources, the AXA Natural Resources Portfolio, the AXA Real Estate Portfolio and other instruments that derive their value from real estate, and the EQ/GAMCO Mergers and Acquisitions Portfolio.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. The Portfolios’ asset allocation targets differ, as described immediately below.

•

The Alt 25 Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 10% of its assets in fixed income investments, and 25% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

The All Asset Growth-Alt 20 Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments, and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

In addition to the asset allocation targets discussed above, the Manager also has established target investment percentages for each “asset category” in which each Portfolio invests. Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. The term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, micro/small/mid cap equity securities, foreign/emerging markets securities, Real Estate Investment Trusts (“REITs”), investment grade bonds and high yield bonds (also known as “junk bonds”)). The Portfolios have different current target investment percentages. Below is a chart that compares the Portfolios’ current target investment percentages.

Asset Class	Alt 25 Portfolio	All Asset Growth- Alt 20 Portfolio
Range of Equity	65%	55%
Large Cap Equity Securities	25%	20%
Micro/Small/Mid Cap Equity Securities	20%	15%
Foreign/Emerging Markets Securities	20%	20%
Range of Alternative Investments	25%	20%
REITS	5%	5%
Other Alternatives	20%	15%
Range of Fixed Income	10%	25%
Investment Grade Bonds	9%	23%
High Yield Bonds	1%	2%

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•

Each Portfolio’s principal risks are the same and include affiliated portfolio risk, alternative investment risk, commodity price volatility risk, convertible securities risk, credit risk, energy sector risk, equity risk, foreign securities risk, currency risk, depositary receipts risk, emerging markets risk, infrastructure sector risk, interest rate risk, investment grade securities risk, large-cap company risk, mid-cap, small-cap and micro-cap company risk, natural resources sector risk, non-investment grade securities risk, real estate investing risk, risks related to investments in Underlying Portfolios and Underlying ETFs, securities lending risk, and special situations risk. To the extent the All Asset Growth-Alt 20 Portfolio generally will invest a greater percentage of its assets in fixed income investments and a lesser percentage of its assets in equity investments and in non-traditional (alternative) investments than the Alt 25 Portfolio, its risk profile will differ from that of the Alt 25 Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio, and it is anticipated that FMG LLC will continue to manage and administer the All Asset Growth-Alt 20 Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Portfolios — The Manager” below.

•

The Alt 25 Portfolio and the All Asset Growth-Alt 20 Portfolio had net assets of approximately $32.4 million and $277.6 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $310.0 million. In addition, as discussed in connection with Proposal 1.B., 1.C., and 1.D., it is also proposed that the Alt 50 Portfolio, Alt 75 Portfolio, and Alternative 100 Moderate Portfolio be reorganized into the All Asset Growth-Alt 20 Portfolio. These Portfolios’ approximate net assets as of January 31, 2017 were as follows:

Acquired Portfolios	Net Assets
Alt 50 Portfolio	$2.9 million
Alt 75 Portfolio	$3.1 million
Alternative 100 Moderate Portfolio	$8.3 million

•

Thus, if the Reorganizations of the Alt 25 Portfolio and each of the Portfolios as provided in Proposal 1.B., 1.C., and 1.D. had been in effect on that date, the combined Portfolio would have had net assets of approximately $324.3 million.

•

The shareholders of the Alt 25 Portfolio will receive shares of the All Asset Growth-Alt 20 Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB shares and Class K shares, for the fiscal year following the Reorganization, will be 1.33% and 1.08%, respectively, which are lower than those of the Alt 25 Portfolio Class IB and Class K shares for the fiscal year ended December 31, 2016, which were 1.42% and 1.17%, respectively. This assumes that only the Reorganization of the Alt 25 Portfolio into the All Asset Growth-Alt 20 Portfolio is consummated. If all four of the proposed Reorganizations into the All Asset Growth-Alt 20 Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB and Class K shares for the fiscal year following the Reorganization will be 1.32% and 1.07%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Portfolios are subject to the same management fee schedule. The management fee for each Portfolio is equal to an annual rate of 0.10% of its average daily net assets.

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•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of the other portfolios of VIP Trust (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 25 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares and 0.40% for Class K shares of the Alt 25 Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the All Asset Growth-Alt 20 Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the All Asset Growth-Alt 20 Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares and 1.10% for Class K shares of the All Asset Growth-Alt 20 Portfolio.

•	The Class IB shares of the All Asset Growth-Alt 20 Portfolio and Alt 25 Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares and Class K shares of All Asset Growth-Alt 20 Portfolio underperformed compared to the Class IB shares and Class K shares of the Alt 25 Portfolio for the one-year period ended December 31, 2016 and for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the All Asset Growth-Alt 20 Portfolio. It is not expected that the All Asset Growth-Alt 20 Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Alt 25 Portfolio. FMG LLC has reviewed the Alt 25 Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies. Thus, FMG LLC believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the Alt 25 Portfolio could be

5

transferred to and held by the All Asset Growth-Alt 20 Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the Alt 25 Portfolio involved therein that are not compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with All Asset Growth-Alt 20 Portfolio’s investment objective and policies. The portion of the Alt 25 Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FMG LLC of the compatibility of those holdings with the All Asset Growth-Alt 20 Portfolio’s portfolio composition and investment objective and policies. The need for the Alt 25 Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is estimated that the Alt 25 Portfolio will not sell any of its holdings in connection with its Reorganization, and therefore no portfolio transaction costs are expected to be incurred. This estimate is subject to change depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Alt 25 Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Alt 25 Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Proposal 1.B.: This Proposal 1.B. requests your approval of the Reorganization Plan pursuant to which the Alt 50 Portfolio will be reorganized into the All Asset Growth-Alt 20 Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Alt 50 Portfolio and the All Asset Growth-Alt 20 Portfolio have similar investment objectives. The Alt 50 Portfolio seeks long-term capital appreciation. The All Asset Growth-Alt 20 Portfolio also seeks long-term capital appreciation, but seeks current income as well. Below is a summary comparison of the two Portfolios. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Portfolios have similar investment policies. Each Portfolio invests in Underlying Portfolios and Underlying ETFs and provides diversified exposure to equity securities, fixed income securities, and alternative investments (“asset classes”). Each Portfolio invests according to an “asset allocation target,” which is established by the Manager and represents an approximate percentage of the Portfolio’s assets that are invested in each asset class. Each Portfolio may invest in alternative investments, which include convertible securities, investments in certain industries or sectors (e.g., infrastructure), Underlying ETFs that invest in commodities and other instruments that derive their value from natural resources, the AXA Natural Resources Portfolio, the AXA Real Estate Portfolio and other instruments that derive their value from real estate, and the EQ/GAMCO Mergers and Acquisitions Portfolio.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. The Portfolios’ asset allocation targets differ, as described below.

•

The Alt 50 Portfolio’s current asset allocation target is to invest approximately 45% of its assets in equity investments, 5% of its assets in fixed income investments, and 50% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

The All Asset Growth-Alt 20 Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments, and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

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•

In addition to the asset allocation targets discussed above, the Manager also has established target investment percentages for each “asset category” in which each Portfolio invests. Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. The term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, micro/small/mid cap equity securities, foreign/emerging markets securities, REITs, investment grade bonds and high yield bonds (also known as “junk bonds”)). The Portfolios have different current target investment percentages. Below is a chart that compares the Portfolios’ current target investment percentages.

Asset Class	Alt 50 Portfolio	All Asset Growth- Alt 20 Portfolio
Range of Equity	45%	55%
Large Cap Equity Securities	20%	20%
Micro/Small/Mid Cap Equity Securities	10%	15%
Foreign/Emerging Markets Securities	15%	20%
Range of Alternative Investments	50%	20%
REITS	15%	5%
Other Alternatives	35%	15%
Range of Fixed Income	5%	25%
Investment Grade Bonds	4%	23%
High Yield Bonds	1%	2%

•

Each Portfolio’s principal risks are the same and include affiliated portfolio risk, alternative investment risk, commodity price volatility risk, convertible securities risk, credit risk, energy sector risk, equity risk, foreign securities risk, currency risk, depositary receipts risk, emerging markets risk, infrastructure sector risk, interest rate risk, investment grade securities risk, large-cap company risk, mid-cap, small-cap and micro-cap company risk, natural resources sector risk, non-investment grade securities risk, real estate investing risk, risks related to investments in Underlying Portfolios and Underlying ETFs, securities lending risk, and special situations risk. To the extent the All Asset Growth-Alt 20 Portfolio generally will invest a greater percentage of its assets in fixed income investments and equity securities and a lesser percentage of its assets in non-traditional (alternative) investments than the Alt 50 Portfolio, its risk profile will differ from that of the Alt 50 Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio and it is anticipated that FMG LLC will continue to manage and administer the All Asset Growth-Alt 20 Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Portfolios — The Manager” below.

•

The Alt 50 Portfolio and the All Asset Growth-Alt 20 Portfolio had net assets of approximately $2.9 million and $277.6 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $280.5 million. In addition, as discussed in connection with Proposal 1.A., 1.C., and 1.D., it is also proposed that the Alt 25 Portfolio, Alt 75 Portfolio, and Alternative 100 Moderate Portfolio be reorganized into the All Asset Growth-Alt 20 Portfolio. These Portfolios’ approximate net assets as of January 31, 2017 were as follows:

Acquired Portfolios	Net Assets
Alt 25 Portfolio	$32.4 million
Alt 75 Portfolio	$3.1 million
Alternative 100 Moderate Portfolio	$8.3 million

Thus, if the Reorganizations of the Alt 50 Portfolio and each of the Portfolios as provided in Proposal 1.A., 1.C., and 1.D. had been in effect on that date, the combined Portfolio would have had net assets of approximately $324.3 million.

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•

The shareholders of the Alt 50 Portfolio will receive shares of the All Asset Growth-Alt 20 Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB shares for the fiscal year following the Reorganization will be 1.33%, which is lower than that of the Alt 50 Portfolio Class IB shares for the fiscal year ended December 31, 2016, which was 1.42%. This assumes that only the Reorganization of the Alt 50 Portfolio into the All Asset Growth-Alt 20 Portfolio is consummated. If all four of the proposed Reorganizations into the All Asset Growth-Alt 20 Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB and Class K shares for the fiscal year following the Reorganization will be 1.32% and 1.07%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Portfolios are subject to the same management fee schedule. The management fee for each Portfolio is equal to an annual rate of 0.10% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of the other portfolios of VIP Trust (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 50 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares and 0.40% for Class K shares of the Alt 50 Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the All Asset Growth-Alt 20 Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the All Asset Growth-Alt 20 Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares and 1.10% for Class K shares of the All Asset Growth-Alt 20 Portfolio.

•	The Class IB shares of the All Asset Growth-Alt 20 Portfolio and Alt 50 Portfolio are each subject to a 0.25% Rule 12b-1 fee.

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•

The Class IB shares of All Asset Growth-Alt 20 Portfolio underperformed compared to the Class IB shares of the Alt 50 Portfolio for the one-year period ended December 31, 2016 and outperformed the Alt 50 Portfolio for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the All Asset Growth-Alt 20 Portfolio. It is not expected that the All Asset Growth-Alt 20 Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Alt 50 Portfolio. FMG LLC has reviewed the Alt 50 Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies. Thus, FMG LLC believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the Alt 50 Portfolio could be transferred to and held by the All Asset Growth-Alt 20 Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the Alt 50 Portfolio involved therein that are not compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with All Asset Growth-Alt 20 Portfolio’s investment objective and policies. The portion of the Alt 50 Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FMG LLC of the compatibility of those holdings with the All Asset Growth-Alt 20 Portfolio’s portfolio composition and investment objective and policies. The need for the Alt 50 Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is estimated that the Alt 50 Portfolio will not sell any of its holdings in connection with its Reorganization, and therefore no portfolio transaction costs are expected to be incurred. This estimate is subject to change depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Alt 50 Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Alt 50 Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Proposal 1.C.: This Proposal 1.C. requests your approval of the Reorganization Plan pursuant to which the Alt 75 Portfolio will be reorganized into the All Asset Growth-Alt 20 Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Alt 75 Portfolio and the All Asset Growth-Alt 20 Portfolio have similar investment objectives. The Alt 75 Portfolio seeks long-term capital appreciation. The All Asset Growth-Alt 20 Portfolio also seeks long-term capital appreciation, but seeks current income as well. Below is a summary comparison of the two Portfolios. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Portfolios have similar investment policies. Each Portfolio invests in Underlying Portfolios and Underlying ETFs and provides diversified exposure to equity securities, fixed income securities, and alternative investments (“asset classes”). Each Portfolio invests according to an “asset allocation target,” which is established by the Manager and represents an approximate percentage of the Portfolio’s assets that are invested in each asset class. Each Portfolio may invest in alternative investments, which include convertible securities, investments in certain industries or sectors (e.g., infrastructure), Underlying ETFs that invest in commodities and other instruments that derive their value from natural

9

resources, the AXA Natural Resources Portfolio, the AXA Real Estate Portfolio and other instruments that derive their value from real estate, and the EQ/GAMCO Mergers and Acquisitions Portfolio.

•

There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. The Portfolios’ asset allocation targets differ, as described below:

•

The Alt 75 Portfolio’s current asset allocation target is to invest approximately 20% of its assets in equity investments, 5% of its assets in fixed income investments, and 75% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

The All Asset Growth-Alt 20 Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments, and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

In addition to the asset allocation targets discussed above, the Manager also has established target investment percentages for each “asset category” in which each Portfolio invests. Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. The term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, micro/small/mid cap equity securities, foreign/emerging markets securities, REITs, investment grade bonds and high yield bonds (also known as “junk bonds”)). The Portfolios have different current target investment percentages. Below is a chart that compares the Portfolios’ current target investment percentages.

Asset Class	Alt 75 Portfolio	All Asset Growth- Alt 20 Portfolio
Range of Equity	20%	55%
Large Cap Equity Securities	10%	20%
Micro/Small/Mid Cap Equity Securities	5%	15%
Foreign/Emerging Markets Securities	5%	20%
Range of Alternative Investments	75%	20%
REITS	20%	5%
Other Alternatives	55%	15%
Range of Fixed Income	5%	25%
Investment Grade Bonds	4%	23%
High Yield Bonds	1%	2%

•

Each Portfolio’s principal risks are the same and include affiliated portfolio risk, alternative investment risk, commodity price volatility risk, convertible securities risk, credit risk, energy sector risk, equity risk, foreign securities risk, currency risk, depositary receipts risk, emerging markets risk, infrastructure sector risk, interest rate risk, investment grade securities risk, large-cap company risk, mid-cap, small-cap and micro-cap company risk, natural resources sector risk, non-investment grade securities risk, real estate investing risk, risks related to investments in Underlying Portfolios and Underlying ETFs, securities lending risk, and special situations risk. To the extent the All Asset Growth-Alt 20 Portfolio generally will invest a greater percentage of its assets in fixed income investments and equity securities and a lesser percentage of its assets in non-traditional (alternative) investments than the Alt 75 Portfolio, its risk profile will differ from that of the Alt 75 Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio and it is anticipated that FMG LLC will continue to manage and administer the All Asset Growth-Alt 20 Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Portfolios — The Manager” below.

•

The Alt 75 Portfolio and the All Asset Growth-Alt 20 Portfolio had net assets of approximately $3.1 million and $277.6 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $280.7 million. In addition, as discussed in connection with Proposal 1.A., 1.B., and 1.D., it is also proposed that the Alt 25

10

Portfolio, Alt 50 Portfolio, and Alternative 100 Moderate Portfolio be reorganized into the All Asset Growth-Alt 20 Portfolio. These Portfolios’ approximate net assets as of January 31, 2017 were as follows:

Acquired Portfolios	Net Assets
Alt 25 Portfolio	$32.4 million
Alt 50 Portfolio	$2.9 million
Alternative 100 Moderate Portfolio	$8.3 million

Thus, if the Reorganizations of the Alt 75 Portfolio and each of the Portfolios as provided in Proposal 1.A., 1.B., and 1.D. had been in effect on that date, the combined Portfolio would have had net assets of approximately $324.3 million.

•

The shareholders of the Alt 75 Portfolio will receive shares of the All Asset Growth-Alt 20 Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB shares for the fiscal year following the Reorganization will be 1.33%, which is lower than that of the Alt 75 Portfolio Class IB shares for the fiscal year ended December 31, 2016, which was 1.43%. This assumes that only the Reorganization of the Alt 75 Portfolio into the All Asset Growth-Alt 20 Portfolio is consummated. If all four of the proposed Reorganizations into the All Asset Growth-Alt 20 Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB and Class K shares for the fiscal year following the Reorganization will be 1.32% and 1.07%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Portfolios are subject to the same management fee schedule. The management fee for each Portfolio is equal to an annual rate of 0.10% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of the other portfolios of VIP Trust (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 75 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares and 0.40% for Class K shares of the Alt 75 Portfolio.

•	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the All Asset Growth-Alt 20 Portfolio through

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April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the All Asset Growth-Alt 20 Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares and 1.10% for Class K shares of the of the All Asset Growth-Alt 20 Portfolio.

•	The Class IB shares of the All Asset Growth-Alt 20 Portfolio and Alt 75 Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares of All Asset Growth-Alt 20 Portfolio underperformed compared to the Class IB shares of the Alt 75 Portfolio for the one-year period ended December 31, 2016 and outperformed the Alt 75 Portfolio for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the All Asset Growth-Alt 20 Portfolio. It is not expected that the All Asset Growth-Alt 20 Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Alt 75 Portfolio. FMG LLC has reviewed the Alt 75 Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies. Thus, FMG LLC believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the Alt 75 Portfolio could be transferred to and held by the All Asset Growth-Alt 20 Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the Alt 75 Portfolio involved therein that are not compatible with the All Asset Growth-Alt 20 Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with All Asset Growth-Alt 20 Portfolio investment objective and policies. The portion of the Alt 75 Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FMG LLC of the compatibility of those holdings with the All Asset Growth-Alt 20 Portfolio’s portfolio composition and investment objective and policies. The need for the Alt 75 Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is estimated that the Alt 75 Portfolio will not sell any of its holdings in connection with its Reorganization, and therefore no portfolio transaction costs are expected to be incurred. This estimate is subject to change depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Alt 75 Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Alt 75 Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Proposal 1.D.: This Proposal 1.D. requests your approval of the Reorganization Plan pursuant to which the Alternative 100 Moderate Portfolio will be reorganized into the All Asset Growth-Alt 20 Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Alternative 100 Moderate Portfolio is a series of VIP Trust and the All Asset Growth-Alt 20 Portfolio is a series of EQ Trust.

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•

The Alternative 100 Moderate Portfolio and the All Asset Growth-Alt 20 Portfolio have similar investment objectives. The Alternative 100 Moderate Portfolio seeks long-term capital appreciation. The All Asset Growth-Alt 20 Portfolio also seeks long-term capital appreciation, but seeks current income as well. Below is a summary comparison of the two Portfolios. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Portfolios have similar investment policies. Each Portfolio invests in Underlying Portfolios and Underlying ETFs. There are, however, differences between the Portfolios’ principal investment policies and strategies of which you should be aware. One primary difference between the Portfolios is their asset allocation targets. The Alternative 100 Moderate Portfolio invests substantially all of its assets in nontraditional (alternative) asset categories and strategies, while the All Asset Growth-Alt 20 Portfolio provides diversified exposure to equity securities, fixed income securities, and alternative investments (“asset classes”). In particular, the All Asset Growth-Alt 20 Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments, and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.

•

The Alternative 100 Moderate Portfolio invests substantially all of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in nontraditional (alternative) asset categories and strategies. The non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests include absolute return/multi strategies, commodities, convertible securities, currency, global infrastructure, global real estate, listed private equity, long/short credit, managed futures, merger arbitrage, natural resources, and precious and base metals. In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes. In selecting Underlying Portfolios and Underlying ETFs, the Manager utilizes a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

•

The All Asset Growth-Alt 20 Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments, and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs. The All Asset Growth-Alt 20 Portfolio also invests according to target investment percentages for each “asset category.” Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category. The term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, micro/small/mid cap equity securities, foreign/emerging markets securities, REITs, investment grade bonds and high yield bonds (also known as “junk bonds”)).

•

Each Portfolio is subject to affiliated portfolio risk, convertible securities risk, credit risk, equity risk, foreign securities risk, currency risk, emerging markets risk, infrastructure sector risk, interest rate risk, investment grade securities risk, large-cap company risk, mid-cap, small-cap and micro-cap company risk, natural resources sector risk, non-investment grade securities risk, real estate investing risk, risks related to investments in Underlying Portfolios and Underlying ETFs, and special situations risk. The Alternative 100 Moderate Portfolio also is subject to non-traditional (alternative) investment risk, commodity risk, derivatives risk,

13

futures contract risk, leveraging risk, listed private equity company risk, market risk, and portfolio management, while the All Asset Growth-Alt 20 Portfolio generally is not. In addition, the principal risks of investing in the All Asset Growth-Alt 20 Portfolio also include alternative investment risk, commodity price volatility risk, depositary receipts risk, energy sector risk, and securities lending risk. To the extent the All Asset Growth-Alt 20 Portfolio generally will invest a greater percentage of its assets in fixed income investments and equity securities and a lesser percentage of its assets in non-traditional (alternative) investments than the Alternative 100 Moderate Portfolio, its risk profile will differ from that of the Alternative 100 Moderate Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparisons of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio and it is anticipated that FMG LLC will continue to manage and administer the All Asset Growth-Alt 20 Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Portfolios — The Manager” below.

•

The Alternative 100 Moderate Portfolio and the All Asset Growth-Alt 20 Portfolio had net assets of approximately $8.3 million and $277.6 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $285.9 million. In addition, as discussed in connection with Proposal 1.A., 1.B., and 1.C., it is also proposed that the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio be reorganized into the All Asset Growth-Alt 20 Portfolio. These Portfolios’ approximate net assets as of January 31, 2017 were as follows:

Acquired Portfolios	Net Assets
Alt 25 Portfolio	$32.4 million
Alt 50 Portfolio	$2.9 million
Alt 75 Portfolio	$3.1 million

Thus, if the Reorganizations of the Alternative 100 Moderate Portfolio and each of the Portfolios as provided in Proposal 1.A., 1.B., and 1.C. had been in effect on that date, the combined Portfolio would have had net assets of approximately $324.3 million.

•

The shareholders of the Alternative 100 Moderate Portfolio will receive shares of the All Asset Growth-Alt 20 Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB shares, for the fiscal year following the Reorganization, will be 1.33%, which is lower than that of the Alternative 100 Moderate Portfolio Class B shares for the fiscal year ended December 31, 2016, which was 1.55%. This assumes that only the Reorganization of the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio is consummated. If all four of the proposed Reorganizations into the All Asset Growth-Alt 20 Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses) for the All Asset Growth-Alt 20 Portfolio Class IB shares, for the fiscal year following the Reorganization will be 1.32%. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The All Asset Growth-Alt 20 Portfolio has a lower management fee than the Alternative 100 Moderate Portfolio. The management fee for the Alternative 100 Moderate Portfolio is equal to an annual rate of 0.15% of its average daily net assets; while the maximum management fee for the All Asset Growth-Alt 20 Portfolio is equal to an annual rate of 0.10% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pays FMG LLC its proportionate share of an asset-based administration fee, subject

14

to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of the other portfolios of VIP Trust (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alternative 100 Moderate Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the Alternative 100 Moderate Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.55% for Class B shares of the Alternative 100 Moderate Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the All Asset Growth-Alt 20 Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the All Asset Growth-Alt 20 Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.35% for Class IB shares of the All Asset Growth-Alt 20 Portfolio.

•	The Class IB shares of the All Asset Growth-Alt 20 Portfolio and the Class B shares of the Alternative 100 Moderate Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares of the All Asset Growth-Alt 20 Portfolio underperformed compared to the Class B shares of the Alternative 100 Moderate Portfolio for the one-year period ended December 31, 2016 and outperformed the Alternative 100 Moderate Portfolio for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the All Asset Growth-Alt 20 Portfolio. If the Reorganization is approved, all of the Alternative 100 Moderate Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the All Asset Growth-Alt 20 Portfolio. It is anticipated that immediately prior to the Closing Date, the Alternative 100 Moderate Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Alternative 100 Moderate Portfolio in connection with the Reorganization may result in the Alternative 100 Moderate Portfolio selling securities at a disadvantageous time and price and could result in it realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is also expected that, over time, the All Asset Growth-Alt 20 Portfolio will use the Transferred Assets to invest in Underlying

15

Portfolios and Underlying ETFs, as well as other investments, consistent with its principal investment strategy. The estimated portfolio transaction costs of the Reorganization of the Alternative 100 Moderate Portfolio are $1,200. This amount is an estimate and is subject to change. The actual amount could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Alternative 100 Moderate Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Alternative 100 Moderate Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares and Class K Shares of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio, Class B Shares of the Alternative 100 Moderate Portfolio, and the Class IB Shares and Class K Shares of the All Asset Growth-Alt 20 Portfolio and the estimated pro forma fees and expenses of the Class IB Shares and Class K Shares of the All Asset Growth-Alt 20 Portfolio after giving effect to the proposed Reorganizations. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2016. The pro forma fees and expenses of the All Asset Growth-Alt 20 Portfolio shares assume that each Reorganization was in effect for the year ended December 31, 2016. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio	Pro Forma All Asset Growth-Alt 20 Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alt 25 Portfolio		All Asset Growth-Alt 20 Portfolio		Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 25 Portfolio is approved)
	Class IB	Class K	Class IB	Class K	Class IB	Class K
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%	0.25%	0.00%	0.25%	0.00%
Other Expenses	0.75%	0.75%	0.24%	0.24%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.77%	0.77%	0.75%	0.75%	0.75%	0.75%
Total Annual Portfolio Operating Expenses	1.87%	1.62%	1.34%	1.09%	1.33%	1.08%
Fee Waiver and/or Expense Reimbursement†	(0.45)%	(0.45)%	N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	1.17%	1.34%	1.09%	1.33%	1.08%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 25 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares and 0.40% for Class K shares of the Alt 25 Portfolio.

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Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alt 50 Portfolio	All Asset Growth-Alt 20 Portfolio		Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 50 Portfolio is approved)
	Class IB	Class IB	Class K	Class IB	Class K
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.00%
Other Expenses	5.04%	0.24%	0.24%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.77%	0.75%	0.75%	0.75%	0.75%
Total Annual Portfolio Operating Expenses	6.16%	1.34%	1.09%	1.33%	1.08%
Fee Waiver and/or Expense Reimbursement†	(4.74)%	N/A	N/A	N/A	N/A
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%	1.34%	1.09%	1.33%	1.08%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 50 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares of the Alt 50 Portfolio.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alt 75 Portfolio	All Asset Growth-Alt 20 Portfolio		Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 75 Portfolio is approved)
	Class IB	Class IB	Class K	Class IB	Class K
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%	0.25%	0.00%
Other Expenses	4.81%	0.24%	0.24%	0.23%	0.23%
Acquired Fund Fees and Expenses	0.78%	0.75%	0.75%	0.75%	0.75%
Total Annual Portfolio Operating Expenses	5.94%	1.34%	1.09%	1.33%	1.08%
Fee Waiver and/or Expense Reimbursement†	(4.51)%	N/A	N/A	0.00%	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.43%	1.34%	1.09%	1.33%	1.08%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alt 75 Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for Class IB shares of the Alt 75 Portfolio.

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Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alternative 100 Moderate Portfolio		All Asset Growth-Alt 20 Portfolio	Pro Forma All Asset Growth- Alt 20 Portfolio (assuming only the Reorganization with the Alternative 100 Moderate Portfolio is approved)
	Class B		Class IB	Class IB
Management Fee	0.15%		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%		0.25%	0.25%
Other Expenses	1.08%		0.24%	0.23%
Acquired Fund Fees and Expenses	0.90%		0.75%	0.75%
Total Annual Portfolio Operating Expenses	2.38%		1.34%	1.33%
Fee Waiver and/or Expense Reimbursement	(0.83	)%†*	N/A	N/A
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%		1.34%	1.33%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Alternative 100 Moderate Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Alternative 100 Moderate Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.55% for Class B shares of the Alternative 100 Moderate Portfolio.
*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangement noted above.

Pro Forma Annual Operating Expenses

(assuming all Reorganizations are approved)

(expenses that you may pay each year as a percentage of the value of your investment)

	Pro Forma All Asset Growth-Alt 20 Portfolio (assuming all Reorganizations are approved)*	Pro Forma All Asset Growth-Alt 20 Portfolio (assuming all Reorganizations are approved)*
	Class IB	Class K
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.75%	0.75%
Total Annual Portfolio Operating Expenses	1.32%	1.07%

*	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization. The total operating expenses for the combined Portfolio on a pro forma basis, assuming all the Reorganizations are approved, represents the lowest total operating expenses resulting from each possible combination of the proposed Reorganizations. The highest total operating expenses on a pro forma basis would result if less than all the Acquired Portfolios approved the Reorganizations.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement with respect to the Portfolios is not renewed.

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This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alt 25 Portfolio
Class IB	$145	$544	$969	$2,154
Class K	$119	$467	$839	$1,884
All Asset Growth-Alt 20 Portfolio
Class IB	$136	$425	$734	$1,613
Class K	$111	$347	$601	$1,329
Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 20 Portfolio is approved)
Class IB	$135	$421	$729	$1,601
Class K	$110	$343	$595	$1,317

	1 Year	3 Years	5 Years	10 Years
Alt 50 Portfolio
Class IB	$145	$1,406	$2,638	$5,596
All Asset Growth-Alt 20 Portfolio
Class IB	$136	$425	$734	$1,613
Class K	$111	$347	$601	$1,329
Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 50 Portfolio is approved)
Class IB	$135	$421	$729	$1,601
Class K	$110	$343	$595	$1,317

	1 Year	3 Years	5 Years	10 Years
Alt 75 Portfolio
Class IB	$146	$1,364	$2,560	$5,454
All Asset Growth-Alt 20 Portfolio
Class IB	$136	$425	$734	$1,613
Class K	$111	$347	$601	$1,329
Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alt 75 Portfolio is approved)
Class IB	$135	$421	$729	$1,601
Class K	$110	$343	$595	$1,317

	1 Year	3 Years	5 Years	10 Years
Alternative 100 Moderate Portfolio
Class B	$158	$663	$1,195	$2,653
All Asset Growth-Alt 20 Portfolio
Class IB	$136	$425	$734	$1,613
Pro Forma All Asset Growth-Alt 20 Portfolio (assuming only the Reorganization with the Alternative 100 Moderate Portfolio is approved)
Class IB	$135	$421	$729	$1,601

	1 Year	3 Years	5 Years	10 Years
Pro Forma All Asset Growth-Alt 20 Portfolio
(assuming all Reorganizations are approved) Class IB	$134	$418	$723	$1,590
(assuming all Reorganizations are approved) Class K	$109	$340	$590	$1,306

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Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rates for each of the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, and Alternative 100 Moderate Portfolio were 18%, 17%, 30% and 16%, respectively, of the average value of the Portfolio; while the portfolio turnover rate for the All Asset Growth-Alt 20 Portfolio was 11% of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Acquired Portfolio with those of the Acquiring Portfolio. The Board of each Trust may change the investment objective of a respective Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
All Asset Growth-Alt 20 Portfolio	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio
Investment Objective	Investment Objective	Investment Objective	Investment Objective	Investment Objective

Seeks long-term capital appreciation and current income.	Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.	Seeks long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies	Principal Investment Strategies

The Portfolio pursues its investment objective by investing in Underlying Portfolios managed by the Manager and Underlying ETFs.	Same.	Same.	Same.	Same. The Portfolio may also invest in investment companies managed by investment managers other than the Manager (affiliated and unaffiliated Underlying Portfolios) that comprise various asset categories and strategies. In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives.

The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or alternative investments (referred to herein as “asset classes”) as represented by the holdings of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests.	Same	Same	Same	No corresponding strategy.

20

Acquiring Portfolio	Acquired Portfolio
All Asset Growth-Alt 20 Portfolio	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio
The Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments and 20% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.	The Portfolio’s current asset allocation target is to invest approximately 65% of its assets in equity investments, 10% of its assets in fixed income investments and 25% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.	The Portfolio’s current asset allocation target is to invest approximately 45% of its assets in equity investments, 5% of its assets in fixed income investments and 50% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.	The Portfolio’s current asset allocation target is to invest approximately 20% of its assets in equity investments, 5% of its assets in fixed income investments and 75% of its assets in alternative investments through investments in Underlying Portfolios and Underlying ETFs.	Under normal market conditions, the Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in nontraditional (alternative) asset categories and strategies.

Alternative investments are different than traditional equity or fixed income investments. Alternative investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Alternative investments may include, for example, convertible securities, investments in certain industries or sectors (e.g., infrastructure), exchange-traded funds (“ETFs”) that invest in commodities and other instruments that derive their value from natural resources, the AXA Natural Resources Portfolio, the AXA Real Estate Portfolio and other instruments that derive their value from real estate, and the EQ/GAMCO Mergers and Acquisitions Portfolio.	Same.	Same.	Same.	No corresponding strategy.

This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval.	Same.	Same.	Same.	No corresponding strategy.

The non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows: absolute return/multi strategies, commodities, convertible securities, currency, global infrastructure, global real estate, listed private equity, long/short credit, managed futures, merger arbitrage, natural resources, and precious and base metals.	Same.	Same.	Same.	No corresponding strategy.

21

Acquiring Portfolio	Acquired Portfolio
All Asset Growth-Alt 20 Portfolio	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio
Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many nontraditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.	Same.	Same.	Same.	No corresponding strategy.

Subject to the asset allocation target set forth above, the Manager also has established target investment percentages for each asset category in which the Portfolio invests. As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class (e.g., large cap equity securities, micro/small/mid cap equity securities, foreign/emerging markets securities, Real Estate Investment Trusts (“REITs”), investment grade bonds and high yield bonds (also known as “junk bonds”)).	Same.	Same.	Same.	For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

Each target investment percentage is an approximate percentage of the Portfolio’s assets that is invested in a particular asset category through investments in Underlying Portfolios or Underlying ETFs whose individual holdings fall within such asset category.	Same.	Same.	Same.	No corresponding strategy.

22

Acquiring Portfolio	Acquired Portfolio
All Asset Growth-Alt 20 Portfolio	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio
Under the Portfolio’s current target investment percentages, it generally invests its assets in a combination of Underlying Portfolios or Underlying ETFs that results in the Portfolio being invested in the following asset categories in the approximate percentages shown in the table below.	Same.	Same.	Same.	In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover.

The Manager may change these targets from time to time. Actual allocations can deviate from the amounts shown below by up to 15% for each asset class and asset category.	Same.	Same.	Same.	No corresponding strategy.

The REITs, other alternative investments, investment grade and high yield bond categories may include both U.S. and foreign issuers.	Same.	Same.	Same.	No corresponding strategy.

Asset Class

Equity: 55%

Large Cap Equity

Securities: 20%

Micro/Small/Mid Cap

Equity Securities: 15%

Foreign/Emerging Markets

Securities: 20%

Alternatives: 20%

REITs: 5%

Other Alternatives: 15%

Fixed Income: 25%

Investment Grade: 23%

High Yield: 2%

Asset Class

Equity: 65%

Large Cap Equity

Securities: 25%

Micro/Small/Mid Cap

Equity Securities: 20%

Foreign/Emerging

Markets Securities: 20%

Alternatives: 25%

REITS: 5%

Other Alternatives: 20%

Fixed Income: 10%

Investment Grade: 9%

High Yield: 1%

Asset Class

Equity: 45%

Large Cap Equity

Securities: 20%

Micro/Small/Mid Cap

Equity Securities: 10%

Foreign/Emerging

Markets Securities: 15%

Alternatives: 50%

REITS: 15%

Other Alternatives: 35%

Fixed Income: 5%

Investment Grades: 4%

High Yields: 1%

Asset Class

Equity: 20%

Large Cap Equity

Securities: 10%

Micro/Small/Mid Cap

Equity Securities: 5%

Foreign/Emerging

Markets Securities: 5%

Alternatives: 75%

REITS: 20%

Other Alternatives: 55%

Fixed Income: 5%

Investment Grades: 4%

High Yield: 1%

No corresponding strategy.

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.	Same.	Same.	Same.	Same.

23

Acquiring Portfolio	Acquired Portfolio
All Asset Growth-Alt 20 Portfolio	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio
The Manager has based the asset allocation target and target investment percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective.	Same.	Same.	Same.	No corresponding strategy.

The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.	Same.	Same.	Same.	Same.

The Portfolio also may lend its portfolio securities to earn additional income.	Same.	Same.	Same.	No corresponding strategy.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio	All Asset Growth-Alt 20 Portfolio
Affiliated Portfolio Risk	X	X	X	X	X
Alternative Investment Risk	X	X	X		X
Commodity Risk				X
Commodity Price Volatility Risk	X	X	X		X
Convertible Securities Risk	X	X	X	X	X
Credit Risk	X	X	X	X	X
Derivatives Risk				X
Energy Sector Risk	X	X	X		X
Equity Risk	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X
Currency Risk	X	X	X	X	X
Depositary Receipts Risk	X	X	X		X
Emerging Markets Risk	X	X	X	X	X
Futures Contract Risk				X
Infrastructure Sector Risk	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X
Investment Grade Securities Risk	X	X	X	X	X
Large-Cap Company Risk	X	X	X	X	X
Leveraging Risk				X
Listed Private Equity Company Risk				X
Market Risk				X
Mid-Cap and Small-Cap Company Risk	X	X	X	X	X
Natural Resources Sector Risk	X	X	X	X	X
Non-Investment Grade Securities Risk	X	X	X	X	X
Non-Traditional (Alternative) Investment Risk				X
Portfolio Management Risk				X
Real Estate Investing Risk	X	X	X	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X	X	X	X
Securities Lending Risk	X	X	X		X
Special Situations Risk	X	X	X	X	X

24

In addition to the risks noted above, as noted in the prospectuses for the affiliated Underlying Portfolios, FMG LLC and, in certain cases, an affiliate, serve as investment manager, investment sub-adviser and/or administrator for the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. In this connection, the Manager’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Acquired Portfolio’s average annual total returns for the past year and since inception, and the Acquiring Portfolio’s average annual total returns for the past one-, five- and ten-years, through December 31, 2016, compared to the returns of a broad-based securities market index. The additional broad-based securities market index shows how each Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Alt 25 Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 7.47% (2013 3rd Quarter)	Worst quarter (% and time period) -8.46% (2015 3rd Quarter)

Alt 50 Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 5.48% (2014 2nd Quarter)	Worst quarter (% and time period) -9.04% (2015 3rd Quarter)

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Alt 75 Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 6.66% (2014 2nd Quarter)	Worst quarter (% and time period) -9.03% (2015 3rd Quarter)

Alternative 100 Moderate Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 5.03% (2014 2nd Quarter)	Worst quarter (% and time period) -7.85% (2015 3rd Quarter)

All Asset Growth-Alt 20 Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 15.31% (2009 2nd Quarter)	Worst quarter (% and time period) -16.47% (2008 4th Quarter)

Alt 25 Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Alt 25 Portfolio — Class IB Shares (Inception Date: August 29, 2012)	10.34%	6.74%
Alt 25 Portfolio — Class K Shares (Inception Date: August 29, 2012)	10.53%	6.99%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	13.63%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	2.08%	1.45%
All Asset Aggressive-Alt 25 Index (reflects no deduction for fees, expenses, or taxes)	7.99%	8.09%

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Alt 50 Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Alt 50 Portfolio — Class IB Shares (Inception Date: October 28, 2013)	11.31%	1.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	10.15%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	2.08%	1.76%
All Asset Aggressive-Alt 50 Index (reflects no deduction for fees, expenses, or taxes)	6.26%	4.55%

Alt 75 Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Alt 75 Portfolio — Class IB Shares (Inception Date: October 28, 2013)	12.18%	0.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	10.15%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	2.08%	1.76%
All Asset Aggressive-Alt 75 Index (reflects no deduction for fees, expenses, or taxes)	4.45%	3.67%

Alternative 100 Moderate Portfolio Average Annual Total Returns

(For the periods ended December 31, 2016)

	One Year	Since Inception
Alternative 100 Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	10.58%	-0.35%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.33%	0.14%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	11.96%	10.14%
CharterSM Alternative 100 Moderate Composite Index* (reflects no deduction for fees, expenses, or taxes)	9.71%	-0.76%

*	The inception date for the Composite Index is October 31, 2013

All Asset Growth-Alt 20 Portfolio Average Annual Total Returns

(For the periods ended December 31, 2016)

	One Year	Five Years	Ten Years/ Since Inception
All Asset Growth-Alt 20 Portfolio — Class IB Shares	9.59%	6.61%	3.44%
All Asset Growth-Alt 20 Portfolio — Class K Shares (Inception Date: August 29, 2012)	9.84%	N/A	6.04%
S&P 500® Index (reflects no deduction for fees and expenses)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	2.08%	1.85%	3.84%
All Asset Growth-Alt 20 Index (reflects no deduction for fees, expenses, or taxes)	7.08%	7.69%	4.65%

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Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2016 and of the All Asset Growth-Alt 20 Portfolio on a pro forma combined basis as of December 31, 2016, after giving effect to the proposed Reorganizations. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Alt 25 Portfolio — Class IB Shares	$29.0	$12.00	2,417,144
All Asset Growth — Alt 20 Portfolio — Class IB Shares	$254.0	$18.95	13,405,347
Adjustments*	—	—	(886,606)
Pro forma All Asset Growth — Alt 20 Portfolio — Class IB Shares (assuming the Reorganization is approved)	$283.0	$18.95	14,935,885

Alt 25 Portfolio — Class K Shares	$1.7	$11.99	140,735
All Asset Growth — Alt 20 Portfolio — Class K Shares	$1.5	$18.86	77,963
Adjustments*	—	—	(51,236)
Pro forma All Asset Growth — Alt 20 Portfolio — Class K (assuming the Reorganization is approved)	$3.2	$18.86	167,462

Alt 50 Portfolio — Class IB Shares	$2.8	$9.29	305,172
All Asset Growth — Alt 20 Portfolio — Class IB Shares	$254.0	$18.95	13,405,347
Adjustments*	(2.1)	—	(266,278)
Pro forma All Asset Growth — Alt 20 Portfolio — Class IB Shares (assuming the Reorganization is approved)	$254.7	$18.95	13,444,241

Alt 75 Portfolio — Class IB Shares	$3.0	$8.95	338,896
All Asset Growth — Alt 20 Portfolio — Class IB	$254.0	$18.95	13,405,347
Adjustments*	(2.0)	—	(284,910)
Pro forma All Asset Growth — Alt 20 Portfolio — Class IB Shares (assuming the Reorganization is approved)	$255.0	$18.95	13,459,333

CharterSM Alternative 100 Moderate Portfolio	$8.2	$9.12	898,592
All Asset Growth — Alt 20 Portfolio — Class IB Shares	$254.0	$18.95	13,405,347
Adjustments*	—	—	(466,095)
Pro forma All Asset Growth — Alt 20 Portfolio — Class IB Shares (assuming the Reorganization is approved)	$262.2	$18.95	13,837,844

Pro forma All Asset Growth-Alt 20 Portfolio — Class IB Shares (assuming all Reorganizations are approved)	$292.9	$18.95	15,461,262
Pro forma All Asset Growth-Alt 20 Portfolio — Class K Shares (assuming all Reorganizations are approved)	$3.2	$18.86	167,462

AFTER CAREFUL CONSIDERATION, THE BOARD OF EACH TRUST UNANIMOUSLY APPROVED THE REORGANIZATION PLAN WITH RESPECT TO THE ALT 25 PORTFOLIO, ALT 50 PORTFOLIO, ALT 75 PORTFOLIO, AND ALTERNATIVE 100 MODERATE PORTFOLIO. ACCORDINGLY, THE BOARD OF EACH TRUST HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THESE PORTFOLIOS’ SHAREHOLDERS. THE BOARD OF EACH TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

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PROPOSAL 2: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE INCOME STRATEGIES PORTFOLIO AND INTEREST RATE STRATEGIES PORTFOLIO, EACH A SERIES OF VIP TRUST, EACH INTO THE AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 2 requests your approval of a Reorganization Plan pursuant to which the Income Strategies Portfolio and Interest Rate Strategies Portfolio will be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. The shareholders of each Acquired Portfolio will vote separately on its Reorganization. The consummation of any one Reorganization described in this Proposal is not contingent on the consummation of any other Reorganization.

Proposal 2.A.: This Proposal 2.A. requests your approval of the Reorganization Plan pursuant to which the Income Strategies Portfolio will be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Income Strategies Portfolio is a series of VIP Trust and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is a series of EQ Trust.

•

The Income Strategies Portfolio and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio have similar but distinct investment objectives. The Income Strategies Portfolio seeks a high level of current income. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio seeks to maximize current income and total return. While the Portfolios’ objectives are stated differently, each Portfolio focuses on current income and provides exposure to fixed income securities, and thus the objectives do not differ materially.

•

Both Portfolios provide diversified exposure to fixed income securities. There are, however, differences in the Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Income Strategies Portfolio utilizes a fund-of-funds structure and invests in other investment companies, while the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is sub-advised by an investment sub-adviser that actively manages the Portfolio’s assets and invests directly in securities and other investments.

•

The Income Strategies Portfolio invests in securities of Underlying Portfolios and Underlying ETFs comprising various asset categories and strategies. The Income Strategies Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments, and 25% of its assets in non-traditional (alternative) investments. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Income Strategies Portfolio may invest are as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*): covered call writing*, global infrastructure*, global real estate*, long/short credit*, natural resources*, domestic/international preferred, domestic large cap equity, international equity income, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, and US investment grade bond.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio invests at least 80% of its net assets in fixed income securities including through investments in other investment companies and financial instruments that derive their value from such securities. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s investments in fixed income securities include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; floating or variable rate obligations (including inverse floater collateralized mortgage obligations); bank loans and assignments; fixed income securities issued by corporations and governments in foreign countries including emerging

29

markets issuers and U.S. dollar-denominated securities or non-U.S. issuers; securities issued by municipalities; collateralized loan obligations and other securities bearing fixed interest rates of any maturity; and inverse floaters, interest-only and principal-only securities. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio may invest up to 40% of its assets in below investment grade securities (commonly known as “junk bonds”).

•

Each Portfolio’s principal risks include credit risk, emerging markets risk, foreign securities risk, interest rate risk, investment grade securities risk, liquidity risk, loan risk, non-investment grade and securities risk. The Income Strategies Portfolio also is subject to affiliated portfolio risk, currency risk, derivatives risk, equity risk, floating rate loan risk, inflation-indexed bonds risk, infrastructure sector risk, large-cap company risk, market risk, natural resources sector risk, non-traditional (alternative) investment risk, portfolio management risk, real estate investing risk, and risks related to investments in Underlying Portfolios and Underlying ETFs as principal risks, while the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is not. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is subject to collateralized loan obligations risk, distressed companies risk, geographic concentration risk, inverse floaters risk, mortgage-backed and asset-backed securities risk, political/economic risk, portfolio turnover risk, redemption risk, regulatory risk, risks of investing in other investment companies, securities lending risk, settlement risk, transaction costs risk, and U.S. government securities risk as principal risks, while the Income Strategies Portfolio generally is not. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for both Portfolios. FMG LLC has selected DoubleLine Capital LP (“DoubleLine”) as the sub-adviser (“Sub-Adviser”) to sub-advise the assets of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. It is anticipated that FMG LLC will continue to manage and administer, and that DoubleLine will continue to sub-advise, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio after the Reorganization.

•

The Manager has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, FMG LLC may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of the Manager, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Manager and the Sub-Adviser to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, please see “Additional Information about the Portfolios — The Manager” and “ — The Sub-Advisers” below.

•

The Income Strategies Portfolio and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio had net assets of approximately $4.6 million and $ 72.7 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $77.3 million. In addition, as discussed in connection with Proposal 2.B. below, it is also proposed that the Interest Rate Strategies Portfolio be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. The Interest Rate Strategies Portfolio had net assets of approximately $4.3 million as of January 31, 2017. Thus, if the Reorganizations of both the Income Strategies Portfolio and Interest Rate Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $81.6 million.

•

The shareholders of the Income Strategies Portfolio will receive shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s Class IB shares, for the fiscal year following the Reorganization, will be 1.06%, which is lower than that of the Income Strategies Portfolio’s Class B shares for the fiscal year ended December 31, 2016, which was 1.20%. This assumes

30

that only the Reorganization of the Income Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is consummated. If both of the proposed Reorganizations into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s Class IB shares for the fiscal year following the Reorganization, will be 1.06%. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio has a higher management fee than the Income Strategies Portfolio because it invests directly in securities and other instruments rather than operating as a fund-of-funds. The management fee for the Income Strategies Portfolio is equal to an annual rate of 0.15% of its average daily net assets; while the management fee for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed below, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio currently has a lower expense limitation agreement in place than that for the Income Strategies Portfolio.

•	The Portfolios pay different administration fees.

•

The Income Strategies Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Income Strategies Portfolio are aggregated with those of the other VIP Trust Portfolios (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the other portfolios of EQ Trust that are advised by a single investment sub-adviser (“Single-Advised Portfolios”), which is equal to an annual rate of 0.10% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0925% thereafter, subject to a minimum annual fee of $30,000. For a more detailed description of the fees and expenses of the Portfolios, including a description of the Single-Advised Portfolios, please see “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Income Strategies Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Income Strategies Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Income Strategies Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (other than interest, taxes, brokerage commissions, fees and

31

expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

•	The Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio and the Class B shares of the Income Strategies Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio underperformed compared to the Class B shares of the Income Strategies Portfolio for the one-year period ended December 31, 2016 and for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. It is not expected that the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Income Strategies Portfolio. If the Reorganization is approved, all of the Income Strategies Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. It is anticipated that immediately prior to the Closing Date, the Income Strategies Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Income Strategies Portfolio in connection with the Reorganization may result in the Income Strategies Portfolio selling securities at a disadvantageous time and price and could result in it realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is also expected that, over time, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio will use the Transferred Assets to invest in fixed income securities consistent with its principal investment strategy. The estimated portfolio transaction costs of the Reorganization of the Income Strategies Portfolio are $500. This amount is an estimate and is subject to change. The actual amount could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Income Strategies Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Income Strategies Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Proposal 2.B.: This Proposal 2.B. requests your approval of the Reorganization Plan pursuant to which the Interest Rate Strategies Portfolio will be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Interest Rate Strategies Portfolio is a series of VIP Trust and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is a series of EQ Trust.

•

The Interest Rate Strategies Portfolio and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio have similar but distinct investment objectives. The Interest Rate Strategies Portfolio seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio seeks to maximize current income and total return.

•

Both Portfolios provide diversified exposure to fixed income securities. There are, however, differences in the Portfolios’ principal investment policies and strategies of which you should be aware. These are

32

set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Interest Rate Strategies Portfolio utilizes a fund-of-funds structure and invests in other investment companies, while the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is sub-advised by an investment sub-adviser that actively manages the Portfolio’s assets and invests directly in securities and other investments.

•

The Interest Rate Strategies Portfolio invests in securities of Underlying Portfolios and Underlying ETFs comprising various asset categories and strategies. The Interest Rate Strategies Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments, and 25% of its assets in nontraditional (alternative) investments. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Interest Rate Strategies Portfolio may invest are as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*): absolute return/multi strategies*, convertible securities*, covered call writing*, global infrastructure*, global real estate*, long/short credit*, natural resources*, domestic large cap equity, global equity, international equity, income, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, money market, unconstrained bond, US investment grade bond, and US short term investment grade bond.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio invests at least 80% of its net assets in fixed income securities, including through investments in other investment companies and financial instruments that drive their value from such securities. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s investments in fixed income securities include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; floating or variable rate obligations (including inverse floater collateralized mortgage obligations); bank loans and assignments; fixed income securities issued by corporations and governments in foreign countries including emerging markets issuers and U.S. dollar-denominated securities or non-U.S. issuers; securities issued by municipalities; collateralized loan obligations and other securities bearing fixed interest rates of any maturity; and inverse floaters, interest-only and principal-only securities. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio may invest up to 40% of its assets in below investment grade securities (commonly known as “junk bonds”).

•

Each Portfolio’s principal risks include credit risk, emerging markets risk, foreign securities risk, interest rate risk, investment grade securities risk, liquidity risk, loan risk, non-investment grade and securities risk. The Interest Rate Strategies Portfolio also is subject to affiliated portfolio risk, currency risk, derivatives risk equity risk, floating rate loan risk, inflation-indexed bonds risk, infrastructure sector risk, large-cap company risk, market risk, natural resources sector risk, non-traditional (alternative) investment risk, portfolio management risk, real estate investing risk, and risks related to investments in Underlying Portfolios and Underlying ETFs as principal risks, while the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is not. The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is subject to collateralized loan obligations risk, distressed companies risk, geographic concentration risk, inverse floaters risk, mortgage-backed and asset-backed securities risk, political/economic risk, portfolio turnover risk, redemption risk, regulatory risk, risks of investing in other investment companies, securities lending risk, settlement risk, transaction costs risk, and U.S. government securities risk; while the Interest Rate Strategies Portfolio generally is not. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for both Portfolios. FMG LLC has selected DoubleLine Capital LP (“DoubleLine”) as the sub-adviser (“Sub-Adviser”) to manage the assets of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. It is anticipated that FMG LLC will continue to manage and administer, and that DoubleLine will continue to sub-advise, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio after the Reorganization.

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•

The Manager has been granted relief by the SEC to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, FMG LLC may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of the Manager, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Manager and the Sub-Adviser to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, please see “Additional Information about the Portfolios — The Manager” and “ — The Sub-Advisers” below.

•

The Interest Rate Strategies Portfolio and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio had net assets of approximately $4.3 million and $72.7 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $77.0 million. In addition, as discussed in connection with Proposal 2.A. above, it is also proposed that the Income Strategies Portfolio be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. The Income Strategies Portfolio had net assets of approximately $4.6 million as of January 31, 2017. Thus, if the Reorganizations of both the Interest Rate Strategies Portfolio and Income Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $81.6 million.

•

The shareholders of the Interest Rate Strategies Portfolio will receive shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s Class IB shares, for the fiscal year following the Reorganization, will be 1.06%, which is lower than that of the Interest Rate Strategies Portfolio’s Class B shares for the fiscal year ended December 31, 2016, which was 1.20%. This is assuming that only the Reorganization of the Interest Rate Strategies Portfolio is consummated. If both of the proposed Reorganizations into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio are consummated then it is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio’s Class IB shares for the fiscal year following the Reorganization, will be 1.06%. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio has a higher management fee than the Interest Rate Strategies Portfolio because it invests directly in securities and other instruments rather than operating as a fund-of-funds. The management fee for the Interest Rate Strategies Portfolio is equal to an annual rate of 0.15% of its average daily net assets, while the management fee for the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed below, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio currently has a lower expense limitation agreement in place than that for the Interest Rate Strategies Portfolio.

•	The Portfolios pay different administration fees.

•

The Interest Rate Strategies Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Interest Rate Strategies Portfolio are aggregated with those of the other VIP Trust Portfolios (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first

34

$35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter.

•

The AXA/DoubleLine Opportunistic Core Plus Bond Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the other portfolios of EQ Trust that are advised by a single investment sub-adviser (“Single-Advised Portfolios”), which is equal to an annual rate of 0.10% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0925% thereafter, subject to a minimum annual fee of $30,000. For a more detailed description of the fees and expenses of the Portfolios, including a description of the Single-Advised Portfolios, please see “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Interest Rate Strategies Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Interest Rate Strategies Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Interest Rate Strategies Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.05% for Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

•	The Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio and the Class B shares of the Interest Rate Strategies Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio underperformed compared to the Class B shares of the Interest Rate Strategies Portfolio for the one-year period ended December 31, 2016 and for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. It is not expected that the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Interest Rate Strategies Portfolio. If the Reorganization is approved, all of the Income Strategies Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

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It is anticipated that immediately prior to the Closing Date, the Interest Rate Strategies Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Income Strategies Portfolio in connection with the Reorganization may result in the Interest Rate Strategies Portfolio selling securities at a disadvantageous time and price and could result in it realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is also expected that, over time, the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio will use the Transferred Assets to invest in fixed income securities consistent with its principal investment strategy. The estimated portfolio transaction costs of the Reorganization of the Interest Rate Strategies Portfolio are $400. This amount is an estimate and is subject to change. The actual amount could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Interest Rate Strategies Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Interest Rate Strategies Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class B Shares of the Income Strategies Portfolio and Interest Rate Strategies Portfolio and the Class IB Shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio after giving effect to the proposed Reorganizations. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2016. The pro forma fees and expenses of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio Shares assume that each Reorganization was in effect for the year ended December 31, 2016. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Income Strategies Portfolio	Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond (assuming both the Reorganizations are approved)
Not Applicable.	Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Income Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming only the Reorganization of the Income Strategies Portfolio is approved)**
	Class B	Class IB	Class IB
Management Fee	0.15%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	2.89%	0.26%	0.25%
Acquired Fund Fees and Expenses	0.64%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	3.93%	1.12%	1.11%
Fee Waiver and/or Expense Reimbursement†*	(2.73)%	(0.06)%	(0.05)%

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	Income Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming only the Reorganization of the Income Strategies Portfolio is approved)**
	Class B	Class IB	Class IB
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.06%	1.06%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of (1) the Income Strategies Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Portfolio, and (2) the EQ/DoubleLine Opportunistic Core Plus Bond Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class IB shares of the Portfolio.
*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangements noted above.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming only the Reorganization of the Interest Rate Strategies Portfolio is approved)**
	Class B	Class IB	Class IB
Management Fee	0.15%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	2.84%	0.26%	0.25%
Acquired Fund Fees and Expenses	0.67%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	3.91%	1.12%	1.11%
Fee Waiver and/or Expense Reimbursement†*	(2.71)%	(0.06)%	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.06%	1.06%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of (1) the Interest Rate Strategies Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class B shares of the Portfolio, and (2) the EQ/DoubleLine Opportunistic Core Plus Bond Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, capitalized expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class IB shares of the Portfolio.

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*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangements noted above.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

Pro Forma Annual Operating Expenses

(assuming both Reorganizations are approved)

(expenses that you may pay each year as a percentage of the value of your investment)

Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming both the Reorganizations of the Income Strategies Portfolio and Interest Rate Strategies Portfolio are approved)**
Class IB
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement†	(0.04)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the EQ/DoubleLine Opportunistic Core Plus Bond Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class IB shares of the Portfolio.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement with respect to the Portfolios is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Income Strategies Portfolio
Class B	$122	$947	$1,789	$3,975
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
Class IB	$108	$350	$611	$1,358
Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming only the Reorganization of the Income Strategies Portfolio is approved)
Class IB	$108	$348	$607	$1,347

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	1 Year	3 Years	5 Years	10 Years
Interest Rate Strategies Portfolio
Class B	$122	$943	$1,781	$3,959
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
Class IB	$108	$350	$611	$1,358
Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming only the Reorganization of the Interest Rate Strategies Portfolio is approved)
Class IB	$108	$348	$607	$1,347

	1 Year	3 Years	5 Years	10 Years
Pro Forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (assuming both the Reorganizations are approved)
Class IB	$108	$346	$602	$1,337

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rates for each of the Income Strategies Portfolio, Interest Rate Strategies Portfolio, and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio were 22%, 13%, and 76%, respectively, of the average value of each Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Income Strategies Portfolio and Interest Rate Strategies Portfolio with those of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio. The Board of each Trust may change the investment objective of a respective Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Income Strategies Portfolio	Interest Rate Strategies Portfolio
Investment Objective: Seeks to maximize current income and total return.	Investment Objective: Seeks a high level of current income.	Investment Objective Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

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Acquiring Portfolio	Acquired Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Income Strategies Portfolio	Interest Rate Strategies Portfolio

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities. For purposes of this investment policy, fixed income securities include direct and indirect investments in fixed income securities and investments in other investment companies and financial instruments that drive their value from such securities.

Principal Investment Strategies

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or nontraditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments and 25% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

Principal Investment Strategies

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or nontraditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 25% of its assets in equity investments, 50% of its assets in fixed income investments and 25% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

The Portfolio’s investments in fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; floating or variable rate obligations (including inverse floater collateralized mortgage obligations); bank loans; fixed income securities issued by corporations and governments in foreign countries including emerging markets issuers and U.S. dollar denominated securities or non-U.S. issuers; securities issued by municipalities; collateralized loan obligations and other securities bearing fixed interest rates of any maturity.	No corresponding strategy.	No corresponding strategy.

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Acquiring Portfolio	Acquired Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Income Strategies Portfolio	Interest Rate Strategies Portfolio
The Portfolio may invest up to 40% of its assets in below investment grade securities (commonly known as “junk bonds”). Such investments may include debt obligations of distressed companies, including companies that are close to or in default. The Sub-Adviser allocates investments in below investment grade securities broadly by industry and issuer in an attempt to reduce the impact on the Portfolio of negative events affecting an industry or issuer. Securities below investment grade include those securities rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB+ or lower by Fitch Ratings Ltd. (“Fitch”) or by Standard & Poor’s Ratings Services (“S&P”) or, if unrated, deemed to be of comparable quality by the Manager or Sub-Adviser.	No corresponding strategy.	No corresponding strategy.

The Portfolio may invest in mortgage-backed or other asset-backed securities of any credit rating or credit quality without regard to the 40% limitation described above.	No corresponding strategy.	No corresponding strategy.

The Portfolio may also invest in inverse floaters, interest-only and principal-only securities. In addition, the Portfolio may invest in senior bank loans and assignments, including through investments in other investment companies advised by the Sub-Adviser.	No corresponding strategy.	No corresponding strategy.

No corresponding strategy.	The asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.	The asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

No corresponding strategy.	As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): covered call writing*, global infrastructure*, global real Estate*, long/short credit*, natural resources*, domestic/international, preferred, domestic large cap Equity, international equity, income, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, and US investment grade bond.	As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): absolute return/multi strategies*, convertible securities*, covered call writing*, global infrastructure*, global real Estate*, long/short credit*, natural resources*, domestic large cap equity, global equity, international equity, income, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, money market, unconstrained bond, US investment grade bond, US short term investment grade bond.

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Acquiring Portfolio	Acquired Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Income Strategies Portfolio	Interest Rate Strategies Portfolio
No corresponding strategy.	Nontraditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Nontraditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Nontraditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many nontraditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.	Nontraditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Nontraditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Nontraditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many nontraditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

No corresponding strategy.	In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Sub-Adviser actively manages the Portfolio’s asset class exposure using a top-down approach, which involves using fundamental research regarding the investment characteristics of each sector (such as risk, volatility, relative valve, and the potential for growth and income), as well as the Sub-Adviser’s outlook for the economy and financial markets as a whole. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage and asset-backed. The Sub-Adviser will gradually rotate portfolio assets among sectors in various markets using a long term approach to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach, which involves an analysis of each individual issuer’s creditworthiness.	The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.	The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.

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Acquiring Portfolio	Acquired Portfolio
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	Income Strategies Portfolio	Interest Rate Strategies Portfolio
The Sub-Adviser uses a controlled risk approach in managing the Portfolio, which includes consideration of: Security selection within a given asset class; Relative performance of the various market sectors and asset classes; The rates offered by bonds at different maturities; Fluctuations in the overall level of interest rates.	The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective.	The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Manager has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective.

The Sub-Adviser also monitors the duration of the securities held by the Portfolio to seek to mitigate exposure to interest rate risk. Duration is a measure used to determine the sensitivity of a security’s price to interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive. Under normal circumstances, the Sub-Adviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Portfolio’s investments may vary materially from its target, from time to time, and there is no assurance that the duration of the Portfolio’s investments will meet its target.	No corresponding strategy.	No corresponding strategy.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the Sub-Adviser’s sell target.	The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.	The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.	No corresponding strategy.	No corresponding strategy.

The Portfolio also may lend its portfolio securities to earn additional income.	No corresponding strategy.	No corresponding strategy.

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Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in each Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Income Strategies Portfolio	Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
Affiliated Portfolio Risk	X	X
Collateralized Loan Obligations Risk			X
Convertible Securities Risk		X
Credit Risk	X	X	X
Derivatives Risk	X	X
Distressed Companies Risk			X
Equity Risk	X	X
Floating Rate Loan Risk	X	X
Foreign Securities Risk	X	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X	X
Geographic Concentration Risk			X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X	X
Inverse Floaters Risk			X
Investment Grade Securities Risk	X	X	X
Large-Cap Company Risk	X	X
Liquidity Risk	X	X	X
Loan Risk	X	X	X
Market Risk	X	X
Money Market Risk		X
Mortgage-Backed and Asset-Backed Securities Risk			X
Natural Resources Sector Risk	X	X
Non-Investment Grade Risk	X	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Political/Economic Risk			X
Portfolio Management Risk	X	X
Portfolio Turnover Risk			X
Real Estate Investing Risk	X	X
Redemption Risk			X
Regulatory Risk			X
Risks of Investing in Other Investment Companies			X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Securities Lending Risk			X
Settlement Risk			X
Transaction Costs Risk			X
U.S. Government Securities Risk			X

In addition to the risks described above, as noted in the prospectuses for the affiliated Underlying Portfolios, FMG LLC and, in certain cases, an affiliate, serve as investment manager, investment sub-adviser and/or administrator for those Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. In this connection, the Manager’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits.

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Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year (or, in the case of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, the Portfolio’s performance for the past year), and by showing how each Portfolio’s average annual total returns for one year and since inception through December 31, 2016 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand columns below for each Portfolio is the return of the index since inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Income Strategies Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 3.70% (2014 2nd Quarter)	Worst quarter (% and time period) -3.68% (2015 3rd Quarter)

Interest Rate Strategies Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 3.79% (2014 2nd Quarter)	Worst quarter (% and time period) -4.77% (2015 3rd Quarter)

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 2.64% (2016 2nd Quarter)	Worst quarter (% and time period) -2.00% (2016 4th Quarter)

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Income Strategies Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Income Strategies Portfolio — Class B Shares (Inception Date: October 30, 2013)	7.00%	2.43%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no Deduction for fees, expenses, or taxes)	2.65%	2.55%
25% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.47%	2.37%

Interest Rate Strategies Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Interest Rate Strategies Portfolio — Class B Shares (Inception Date: October 30, 2013)	7.82%	1.70%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no Deduction for fees, expenses, or taxes)	2.65%	2.55%
25% MSCI AC World (Net) Index / 50% Bloomberg Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.47%	2.37%

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class B Shares (Inception Date: May 1, 2015)	4.83%	1.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no Deduction for fees, expenses, or taxes)	2.65%	1.16%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2016 and of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio on a pro forma combined basis as of December 31, 2016, after giving effect to each proposed Reorganization. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Income Strategies Portfolio — Class B Shares	$4.6	$9.40	484,237
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares	$10.3	$9.81	1,049,975
Adjustments	$(1.3)	$—	(150,778)
Pro forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares (assuming only the Reorganization of the Income Strategies Portfolio approved)	$13.6	$9.81	1,383,434
Interest Rate Strategies Portfolio — Class B Shares	$4.2	$9.45	446,404
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares	$10.3	$9.81	1,049,975
Adjustments	$(0.6)	$—	(74,276)
Pro forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares (assuming only the Reorganization of the Interest Rate Strategies Portfolio is approved)	$13.9	$9.81	1,422,103
Pro forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares (assuming both Reorganizations are approved)	$17.2	$9.81	1,755,562

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AFTER CAREFUL CONSIDERATION, THE BOARD OF VIP TRUST UNANIMOUSLY APPROVED THE REORGANIZATION PLAN WITH RESPECT TO THE INCOME STRATEGIES PORTFOLIO AND THE INTEREST RATE STRATEGIES PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY EACH PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2.

PROPOSAL 3: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE INTERNATIONAL MODERATE PORTFOLIO, A SERIES OF VIP TRUST, INTO THE CHARTERSM MODERATE PORTFOLIO, ALSO A SERIES OF VIP TRUST.

This Proposal 3 requests your approval of a Reorganization Plan pursuant to which the International Moderate Portfolio will be reorganized into the CharterSM Moderate Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have identical investment objectives. The Portfolios seek long-term capital appreciation and current income, with a greater emphasis on current income.

•

Each Portfolio pursues its investment objective by investing in other mutual funds managed by FMG LLC and in investment companies managed by investment managers other than FMG LLC (for purposes of this proposal, affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Each Portfolio invests approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. Each Portfolio also may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

•

There are, however, differences in the Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The International Moderate Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.) or in currencies. The asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the International Moderate Portfolio may invest are as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*): currency*, global infrastructure*, global real estate*, emerging markets equity, emerging markets , small cap, frontier markets, global equity, international developed equity, international equity, income, international/global small cap equity, emerging markets debt, high yield bond, inflation linked securities, and international bond.

•

The CharterSM Moderate Portfolio does not have an investment policy to invest at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies. The CharterSM Moderate Portfolio invests in Underlying Portfolios and Underlying ETFs that utilize asset categories and strategies as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*): absolute return/multi, strategies*, commodities*, convertible securities*, covered call writing*, currency*, global infrastructure*, global real estate*, listed private equity*, long/short credit*, managed futures*, merger arbitrage*, natural resources*, precious and base metals*, domestic large cap equity, domestic mid cap equity, domestic small cap equity, domestic micro cap equity, emerging markets equity,

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emerging markets small cap, frontier markets, global equity, international developed equity, international/global small cap equity, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, money market, US government bond, US investment grade bond, and US short term investment grade bond.

•

Each Portfolio’s principal risks include affiliated portfolio risk, credit risk, currency risk, derivatives risk, emerging markets risk, equity risk, foreign securities risk, futures contract risk, inflation-indexed bonds risk, interest rate risk, investment grade securities risk, large-cap company risk, liquidity risk, market risk, mid-cap, small-cap company risk, non-investment grade securities risk, non-traditional (alternative) investment risk, portfolio management risk, real estate investing risk, and risk related to investments in Underlying Portfolios and Underlying ETFs. In addition, the International Moderate Portfolio is subject to infrastructure sector risk and real estate investing risk as principal risks, while the CharterSM Moderate Portfolio generally is not. The CharterSM Moderate Portfolio also is subject to convertible securities risk, floating rate loan risk, loan risk, micro-cap company risk, money market risk, sector concentration risk, and U.S. government securities risk as principal risks, while the International Moderate Portfolio is not. To the extent the CharterSM Moderate Portfolio generally will invest a lesser percentage of its assets in foreign investments than the International Moderate Portfolio, its risk profile will differ from that of the International Moderate Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio. It is anticipated that FMG LLC will continue to serve as the investment manager and administrator for the CharterSM Moderate Portfolio after the Reorganization.

•

The International Moderate Portfolio and the CharterSM Moderate Portfolio had net assets of approximately $8.4 million and $24.0 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $32.4 million.

•

The Class B shareholders of the International Moderate Portfolio will receive Class B shares of the CharterSM Moderate Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the CharterSM Moderate Portfolio’s Class B shares, for the fiscal year following the Reorganization, will be 1.25%, which is the same as that of the International Moderate Portfolio’s Class B shares for the fiscal year ended December 31, 2016.

•	The Portfolios are subject to the same management fee schedule. The management fee for each Portfolio is equal to an annual rate of 0.15% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pay FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the International Moderate Portfolio and CharterSM Moderate Portfolio are aggregated with those of the other VIP Trust Portfolios (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter.

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•	Each Portfolio is subject to an expense limitation arrangement.

•

FMG LLC has entered into an Expense Limitation Arrangement pursuant to which FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the International Moderate Portfolio through April 30, 2017 (unless the Board of the VIP Trust consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the International Moderate Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the International Moderate Portfolio.

•

FMG LLC has entered into an Expense Limitation Arrangement pursuant to which FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the CharterSM Moderate Portfolio through April 30, 2018 (unless the Board of the VIP Trust consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the CharterSM Moderate Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the CharterSM Moderate Portfolio.

•	Class B shares of the CharterSM Moderate Portfolio and Class B shares of the International Moderate Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class B shares of the CharterSM Moderate Portfolio outperformed compared to the Class B shares of the International Moderate Portfolio for the one-year period ended December 31, 2016 and for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the CharterSM Moderate Portfolio. It is not expected that the CharterSM Moderate Portfolio will revise any of its investment policies following the Reorganization to reflect those of the International Moderate Portfolio. If the Reorganization is approved, all of the International Moderate Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the CharterSM Moderate Portfolio. It is anticipated that immediately prior to the Closing Date, the International Moderate Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the International Moderate Portfolio in connection with the Reorganization may result in the International Moderate Portfolio selling securities at a disadvantageous time and price and could result in it realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is also expected that, over time, the CharterSM Moderate Portfolio will use the Transferred Assets to invest in other investment companies consistent with its principal investment strategy. The estimated portfolio transaction costs of the Reorganization of the International Moderate Portfolio are $700. This amount is an estimate and is subject to change. The actual amount could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the International Moderate Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the International Moderate Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

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COMPARATIVE FEE AND EXPENSE TABLES

The following tables show the fees and expenses of the Class B Shares of the International Moderate Portfolio and the CharterSM Moderate Portfolio and the estimated pro forma fees and expenses of the Class B Shares of the CharterSM Moderate Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2016. The pro forma fees and expenses of the CharterSM Moderate Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2016. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

International Moderate Portfolio	CharterSM Moderate Portfolio	Pro Forma CharterSM Moderate Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	International Moderate Portfolio	CharterSM Moderate Portfolio	Pro Forma CharterSM Moderate Portfolio (assuming the Reorganization is approved)**
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	1.14%	1.12%	0.94%
Acquired Fund Fees and Expenses	0.65%	0.73%	0.73%
Total Annual Portfolio Operating Expenses	2.19%	2.25%	2.07%
Fee Waiver and/or Expense Reimbursement†*	(0.94)%	(1.00)%	(0.82)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%	1.25%	1.25%

†

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of (1) the International Moderate Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the International Moderate Portfolio and (2) the CharterSM Moderate Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.25% for Class B shares of the CharterSM Moderate Portfolio.

*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangement noted above.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

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Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement with respect to the Portfolios is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Moderate Portfolio
Class B	$127	$595	$1,089	$2,450
CharterSM Moderate Portfolio
Class B	$127	$607	$1,114	$2,507
Pro Forma CharterSM Moderate Portfolio (assuming the Reorganization is approved)
Class B	$127	$570	$1,038	$2,335

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rates for each of the International Moderate Portfolio and the CharterSM Moderate Portfolio were 9% and 13%, respectively, of the average value of each Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the International Moderate Portfolio with those of the CharterSM Moderate Portfolio. The Board of VIP Trust may change the investment objective of a respective Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
CharterSM Moderate Portfolio	International Moderate Portfolio
Investment Objective	Investment Objective

Seeks long-term capital appreciation and current income, with a greater emphasis on current income.	Same.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies.	Same.

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Acquiring Portfolio	Acquired Portfolio
CharterSM Moderate Portfolio	International Moderate Portfolio
The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or nontraditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests.	Same.

The Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.	Same.

This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.	Same.

No corresponding strategy.	The Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.) or in currencies.

As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): absolute return/multi strategies*, commodities*, convertible securities*, covered call writing*, currency*, global infrastructure*, global real estate*, listed private equity*, long/short credit*, managed futures*, merger arbitrage*, natural resources*, precious and base metals*, domestic large cap equity, domestic mid cap equity, domestic small cap equity, domestic micro cap equity, emerging markets equity, emerging markets small cap, frontier markets, global equity, international developed equity, international/global small cap equity, bank loans, emerging markets debt, floating rate securities, global bond, high yield bond, inflation linked securities, international bond, money market, US government bond, US investment grade bond, and US short term investment grade bond.	As used in this Prospectus, the term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): currency*, global infrastructure*, global real estate*, emerging markets equity, emerging markets , small cap, frontier markets, global equity, international developed equity, international equity, income, international/global small cap equity, emerging markets debt, high yield bond, inflation linked securities, and international bond.

Nontraditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Nontraditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Nontraditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many nontraditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.	Same.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	Same.

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Acquiring Portfolio	Acquired Portfolio
CharterSM Moderate Portfolio	International Moderate Portfolio
The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover.	Same.

No corresponding strategy.	For purposes of complying with the 65% policy identified above, the Manager will identify Underlying Portfolios and Unaffiliated Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 65% policy.

For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories.	Same.

The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.	Same.

The Manager has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.	Same.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	CharterSM Moderate Portfolio	International Moderate Portfolio
Affiliated Portfolio Risk	X	X
Convertible Securities Risk	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Floating Rate Loan Risk	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Future Contract Risk	X	X
Inflation-Indexed Bonds Risk	X	X

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Risks	CharterSM Moderate Portfolio	International Moderate Portfolio
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Large-Cap Company Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
Loan Risk	X
Mid-Cap and Small-Cap Company Risk	X	X
Money Market Risk	X
Non-Investment Grade Risk	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Portfolio Management Risk	X	X
Real Estate Investing Risk		X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Sector Concentration Risk	X
U.S. Government Securities Risk	X

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for one year and since inception through December 31, 2016 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand columns below for each Portfolio is the return of the index since inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

International Moderate Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 3.85% (2016 3rd Quarter)	Worst quarter (% and time period) -4.90% (2015 3rd Quarter)

CharterSM Moderate Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 3.48% (2016 3rd Quarter)	Worst quarter (% and time period) -4.70% (2015 3rd Quarter)

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International Moderate Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
International Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	5.41%	-0.33%
BofA Merrill Lynch Global Broad Market ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	1.69%	-3.12%
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	2.76%	-2.09%

CharterSM Moderate Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
CharterSM Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	6.22%	1.76%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses, or taxes)	5.65%	3.00%
35% MSCI AC World (Net) Index / 37% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index / 18% BofA Merrill Lynch Global Broad Market ex U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.02%	1.57%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2016 and of the CharterSM Moderate Portfolio on a pro forma combined basis as of December 31, 2016, after giving effect to the proposed Reorganization. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
International Moderate Portfolio — Class B Share	$8.2	$9.09	906,792
CharterSM Moderate Portfolio — Class B Shares	$23.6	$9.80	2,408,733
Adjustments	(5.9)	—	(655,769)
Pro forma CharterSM Moderate Portfolio — Class IB Shares (assuming the Reorganization is approved)	$25.9	$9.80	2,649,756

AFTER CAREFUL CONSIDERATION, THE BOARD OF VIP TRUST UNANIMOUSLY APPROVED THE REORGANIZATION PLAN WITH RESPECT TO THE INTERNATIONAL MODERATE PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3.

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PROPOSAL 4: TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE REAL ASSETS PORTFOLIO, A SERIES OF VIP TRUST, INTO THE EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 4 requests your approval of a Reorganization Plan pursuant to which the Real Assets Portfolio will be reorganized into the EQ/PIMCO Global Real Return Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Real Assets Portfolio is a series of VIP Trust and the EQ/PIMCO Global Real Return Portfolio is a series of EQ Trust.

•

The Portfolios have similar investment objectives. The Real Assets Portfolio seeks to achieve maximum real return. The EQ/PIMCO Global Real Return Portfolio seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

•

Both Portfolios seek maximum real return by investing in assets that are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns. There are, however, differences in the Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Real Assets Portfolio utilizes a fund-of-funds structure and invests in other investment companies, while the EQ/PIMCO Global Real Return Portfolio is sub-advised by an investment sub-adviser that actively manages the Portfolio’s assets and invests directly in securities and other investments.

•

The Real Assets Portfolio invests in securities of other mutual funds managed by FMG LLC and in investment companies managed by investment managers other than FMG LLC (for purposes of this proposal, affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. The Real Assets Portfolio’s current asset allocation target is to invest approximately 30% of its assets in fixed income investments and 70% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in real assets, which include equity and fixed income securities and other investments among seven general asset categories: commodities, currency, global infrastructure, global real estate, natural resources, precious and base metals, and inflation-linked securities. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): commodities*, global real estate*, precious and base metals*, currency*, natural resources*, inflation linked securities, and global infrastructure*.

•

The EQ/PIMCO Global Real Return Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. (e.g., Treasury Inflation Protected Securities (“TIPS”)) and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Subject to applicable law, the EQ/PIMCO Global Real Return Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset backed securities. The EQ/PIMCO Global Real Return Portfolio invests a significant portion of its net assets in instruments that are economically tied to foreign (non-U.S.) countries, including emerging market countries. The EQ/PIMCO Global Real Return Portfolio may invest up to 10% of its total assets in high yield securities, also known as “junk bonds,” and also may invest up to 10% of its total assets in preferred stocks. Unlike the Real Assets Portfolio, the EQ/PIMCO Global Real Return Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

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•

Each Portfolio’s principal risks include credit risk, currency risk, derivatives risk, emerging markets risk, foreign securities risk, inflation-indexed bonds risk, interest rate risk, investment grade securities risk, and liquidity risk. The Real Assets Portfolio also is subject to affiliated portfolio risk, commodity risk, infrastructure risk, market risk, natural resources sector risk, non-traditional (alternative) investment risk, portfolio management risk, real estate investing risk, and risks related to investments in underlying portfolios as principal risks, while the EQ/PIMCO Global Real Return Portfolio is not. The EQ/PIMCO Global Real Return Portfolio is subject to equity risk, focused portfolio risk, leveraging risk, mortgage- and asset- backed securities risk, non-investment grade securities risk, portfolio turnover risk, redemption risk, securities lending risk, and US government securities risk as principal risks, while the Real Assets Portfolio is not. To the extent the EQ/PIMCO Global Real Return Portfolio generally will invest a lesser percentage of its assets in alternative investments than the Real Assets Portfolio and more of its assets in TIPS, its risk profile will differ from that of the Real Assets Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio. FMG LLC has selected Pacific Investment Management Company LLC (“PIMCO”) as the sub-adviser (“Sub-Adviser”) to sub-advise the assets of the EQ/PIMCO Global Real Return Portfolio. It is anticipated that FMG LLC will continue to manage and administer, and that PIMCO will continue to sub-advise, the EQ/PIMCO Global Real Return Portfolio after the Reorganization.

•

The Manager has been granted relief by the SEC to hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, FMG LLC may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of the Manager, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Manager and the Sub-Adviser to the EQ/PIMCO Global Real Return Portfolio, please see “Additional Information about the Portfolios — The Manager” and “— The Sub-Advisers” below.

•

The Real Assets Portfolio and the EQ/PIMCO Global Real Return Portfolio had net assets of approximately $4.9 million and $71.8 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $74.8 million.

•

The Class B shareholders of the Real Assets Portfolio will receive Class IB shares of the EQ/PIMCO Global Real Return Portfolio pursuant to the Reorganization. The Class K shares of the EQ/PIMCO Global Real Return Portfolio are not subject to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the EQ/PIMCO Global Real Return Portfolio’s Class IB shares, for the fiscal year following the Reorganization, will be 1.31%, which is lower than that of the Real Assets Portfolio’s Class B shares for the fiscal year ended December 31, 2016, which was 1.40%. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•

The EQ/PIMCO Global Real Return Portfolio has a higher management fee than the Real Assets Portfolio because it invests directly in securities and other instruments rather than operating as a fund-of-funds. The management fee for the Real Assets Portfolio is equal to an annual rate of 0.15% of its average daily net assets, while the management fee for the EQ/PIMCO Global Real Return Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed below, the EQ/PIMCO Global Real Return Portfolio currently has a lower expense limitation agreement in place than that for the Real Assets Portfolio.

•	The Portfolios pay different administration fees.

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•

The Real Assets Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Real Assets Portfolio are aggregated with those of the other VIP Trust Portfolios (“VIP Trust Portfolios”) and the AXA Strategic Allocation Series Portfolios, AXA All Asset Allocation Series Portfolios, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Trust (the “EQ Trust Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Portfolios, VIP Trust Portfolios, and EQ Trust Fund-of-Funds Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter.

•

The EQ/PIMCO Global Real Return Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the other portfolios of EQ Trust that are advised by a single investment sub-adviser (“Single-Advised Portfolios”), which is equal to an annual rate of 0.10% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0925% thereafter, subject to a minimum annual fee of $30,000. For a more detailed description of the fees and expenses of the Portfolios, including a description of the Single-Advised Portfolios, please see “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

FMG LLC has entered into an expense limitation arrangement with VIP Trust pursuant to which FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Real Assets Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Real Assets Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.40% for Class B shares of the Real Assets Portfolio.

•

FMG LLC has entered into an expense limitation arrangement with EQ Trust pursuant to which FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the EQ/PIMCO Global Real Return Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the EQ/PIMCO Global Real Return Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IB shares of the EQ/PIMCO Global Real Return Portfolio.

•	The Class IB shares of the EQ/PIMCO Global Real Return Portfolio and the Class B shares of the Real Assets Portfolio are each subject to the 0.25% Rule 12b-1 fee.

•

The Class IB shares of the EQ/PIMCO Global Real Return Portfolio underperformed compared to the Class B shares of the Real Assets Portfolio for the one-year period ended December 31, 2016 and outperformed the Real Assets Portfolio for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, it is anticipated that FMG LLC will redeem shares that it holds in the combined Portfolio representing seed capital it has previously invested. The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the EQ/PIMCO Global Real Return Portfolio. It is not expected

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that the EQ/PIMCO Global Real Return Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Real Assets Portfolio. If the Reorganization is approved, all of the Real Assets Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the EQ/PIMCO Global Real Return Portfolio. It is anticipated that immediately prior to the Closing Date, the Real Assets Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The sale of portfolio holdings by the Real Assets Portfolio in connection with the Reorganization may result in the Real Assets Portfolio selling securities at a disadvantageous time and price and could result in it realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. It is also expected that, over time, the EQ/PIMCO Global Real Return Portfolio will use the Transferred Assets to invest in Treasury Inflation Protected Securities consistent with its principal investment strategy. The estimated portfolio transaction costs of the Reorganization of the Real Assets Portfolio are $600. This amount is an estimate and is subject to change. The actual amount could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Real Assets Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Real Assets Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class B Shares of the Real Assets Portfolio and the Class IB Shares of the EQ/PIMCO Global Real Return Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the EQ/PIMCO Global Real Return Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2016. The pro forma fees and expenses of the EQ/PIMCO Global Real Return Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2016. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Real Assets Portfolio	EQ/PIMCO Global Real Return Portfolio	Pro Forma EQ/PIMCO Global Real Return Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

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Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Real Assets Portfolio	EQ/PIMCO Global Real Return Portfolio	Pro Forma EQ/PIMCO Global Real Return Portfolio (assuming the Reorganization is approved)***
	Class B	Class IB	Class IB
Management Fee	0.15%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	2.25%	0.64 **	0.61%**
Acquired Fund Fees and Expenses	0.74%	N/A	N/A
Total Annual Portfolio Operating Expenses	3.39%	1.49%	1.46%
Fee Waiver and/or Expense Reimbursement†	(1.99)%*	(0.18)%	(0.15)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.40%	1.31%	1.31%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of (1) the Real Assets Portfolio through April 30, 2017] (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.40% for Class B shares of the Portfolio, and (2) the EQ/PIMCO Global Real Return Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.00% for Class IB shares of the Portfolio.
*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangement noted above.
**	Includes interest expense of 0.31%.
***	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement with respect to the Portfolios is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Real Assets Portfolio
Class B	$143	$856	$1,593	$3,542
EQ/PIMCO Global Real Return Portfolio
Class IB	$133	$453	$796	$1,764
Pro Forma EQ/PIMCO Global Real Return Portfolio (assuming the Reorganization is approved)
Class IB	$133	$447	$783	$1,733

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Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rates for each of the Real Assets Portfolio and the EQ/PIMCO Global Real Return Portfolio were 21% and 108%, respectively, of the average value of each Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Real Assets Portfolio with those of the EQ/PIMCO Global Real Return Portfolio. The Board of each Trust may change the investment objective of a respective Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio
Investment Objective	Investment Objective

Seeks to achieve maximum real return.	Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. (e.g., Treasury Inflation Protected Securities (“TIPS”)) and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.	The Portfolio expects to invest principally in investments that the Manager believes are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such investments are “real assets”). Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in real assets.

No corresponding strategy.	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies.

Assets not invested in inflation-indexed bonds may be invested in other types of fixed income instruments, including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.	No corresponding strategy.

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Acquiring Portfolio	Acquired Portfolio
EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio
No corresponding strategy.	The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in fixed income investments or nontraditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current asset allocation target is to invest approximately 30% of its assets in fixed income investments and 70% of its assets in nontraditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs. This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class.

No corresponding strategy.	Real assets include equity and fixed income securities and other investments among seven general asset categories: commodities, currency, global infrastructure, global real estate, natural resources, precious and base metals, and inflation-linked securities. For purposes of the Portfolio, real return is defined as the rate of return after adjusting for inflation. The term “asset category” refers to specific types of securities or other instruments within each asset class. The traditional and nontraditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be nontraditional (alternative) are indicated with an asterisk*): commodities*, global real estate*, precious and base metals*, currency*, natural resources*, inflation linked securities, and global infrastructure*.

No corresponding strategy.	Nontraditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Nontraditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Nontraditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, holding both long and short positions in securities or using derivatives or hedging strategies. Many nontraditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the Manager or Sub-Adviser to be of comparable quality.	No corresponding strategy.

The Portfolio normally invests a significant portion of its net assets in instruments that are economically tied to foreign (non-U.S.) countries. The Portfolio may invest, without limitation, in securities that are economically tied to emerging market countries. The Portfolio may also invest without limitation in foreign currency transactions, including currency forward transactions.	No corresponding strategy.

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Acquiring Portfolio	Acquired Portfolio
EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio
The Portfolio is non-diversified, which means that it may in vest its assets in a smaller number of issuers than a diversified portfolio.	No corresponding strategy.

Subject to applicable law and any other restrictions described in the Portfolio’s Prospectus or Statement of Additional Information, the Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset backed securities. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.	In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for derivative instruments) or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may purchase or sell securities on a when issued, delayed delivery or forward commitment basis.	No corresponding strategy.

The Portfolio may also invest up to 10% of its total assets in preferred stocks. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.	No corresponding strategy.

The Sub-Adviser manages the Portfolio’s duration based on the Sub-Adviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. Duration also measures the sensitivity of the value of a bond or bond portfolio to changes in interest rates. Typically, a bond portfolio with a low (short) duration means that its value is less sensitive to interest rate changes, while a bond portfolio with a high (long) duration is more sensitive. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. The Sub-Adviser may sell a security for a variety of reasons, such as to make other investments believed to offer superior investment opportunities. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Bloomberg Barclays World Government Inflation-Linked Index (hedged), as calculated by the Sub-Adviser, which as of December 31, 2016, as converted, was 12.08 years.	No corresponding strategy.

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Acquiring Portfolio	Acquired Portfolio
EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio

The Manager selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. In selecting Underlying Portfolios and Underlying ETFs, the Manager will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of complying with the 80% policy identified above, the Manager will identify Underlying Portfolios and Unaffiliated Underlying ETFs in which to invest by reference to such Underlying Portfolio’s or Underlying ETF’s name and investment policies at the time of investment. An Underlying Portfolio or Underlying ETF that changes its name or investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the 80% policy. For purposes of asset class and asset category target allocations, where an Underlying Portfolio or Underlying ETF could be assigned to more than one asset class (e.g., equity and alternative asset classes) or category (e.g., international bond and global bond asset categories), the Manager may, in its discretion, assign an Underlying Portfolio or Underlying ETF to one or more asset classes or categories. The Manager may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.

The Manager has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Manager may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Portfolio also may lend its portfolio securities to earn additional income.	No corresponding strategy.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio
Affiliated Portfolio Risk		X
Commodity Risk		X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X
Focused Portfolio Risk	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Inflation-Indexed Bonds Risk	X	X

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Risks	EQ/PIMCO Global Real Return Portfolio	Real Assets Portfolio
Infrastructure Sector Risk		X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Leveraging Risk	X
Liquidity Risk	X	X
Market Risk		X
Mortgage-Backed and Asset-Backed Securities Risk	X
Natural Resources Sector Risk		X
Non-Investment Grade Securities Risk	X
Non-Traditional (Alternative) Investment Risk		X
Portfolio Management Risk
Portfolio Turnover Risk	X	X
Redemption Risk	X
Real Estate Investing Risk		X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs		X
Securities Lending Risk	X
U.S. Government Securities Risk	X

In addition to the risks described above, as noted in the prospectuses for the affiliated Underlying Portfolios, FMG LLC and, in certain cases, an affiliate, serve as investment manager, investment sub-adviser and/or administrator for those Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. In this connection, the Manager’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for one year and since inception through December 31, 2016 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand columns below for each Portfolio is the return of the index since inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Real Assets Portfolio - Calendar Year Total Returns (Class B)

Best quarter (% and time period) 6.23% (2016 2nd Quarter)	Worst quarter (% and time period) -7.79% (2015 3rd Quarter)

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EQ/PIMCO Global Real Return Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 4.15% (2016 3rd quarter)	Worst quarter (% and time period) -2.73% (2015 2nd Quarter)

Real Assets Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
Real Assets Portfolio — Class B Shares (Inception Date: October 30, 2013)	12.73%	-0.91%
Bloomberg Barclays World Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses, or taxes)	10.22%	4.71%
30% Bloomberg Barclays World Government Inflation-Linked Bond Index/70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	3.24%	1.52%

EQ/PIMCO Global Real Return Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
EQ/PIMCO Global Real Return Portfolio — Class IB Shares (Inception Date: February 8, 2013)	10.35%	2.32%
Bloomberg Barclays World Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses, or taxes)	10.22%	2.97%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2016 and of the EQ/PIMCO Global Real Return Portfolio on a pro forma combined basis as of December 31, 2016, after giving effect to the proposed Reorganization. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by FMG LLC and/or its affiliates from the combined Portfolio subsequent to the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Real Assets Portfolio — Class B Share	$4.8	$9.09	529,533
EQ/PIMCO Global Real Return Portfolio — Class IB Shares	$38.7	$9.69	3,997,385
Adjustments	—	—	(32,877)
Pro forma EQ/PIMCO Global Real Return Portfolio — Class IB Shares (assuming the Reorganization is approved)	$43.5	$9.69	4,494,041

AFTER CAREFUL CONSIDERATION, THE BOARD OF VIP TRUST UNANIMOUSLY APPROVED THE REORGANIZATION PLAN WITH RESPECT TO THE REAL ASSETS PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 4.

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PROPOSAL 5: TO APPROVE THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO THE REORGANIZATION OF THE PAC GLOBAL PORTFOLIO, A SERIES OF EQ TRUST, INTO THE AXA/HORIZON SMALL CAP VALUE PORTFOLIO, ALSO A SERIES OF EQ TRUST.

This Proposal 5 requests your approval of a Reorganization Plan pursuant to which the Pac Global Portfolio will be reorganized into the AXA/Horizon Small Cap Value Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Portfolios have identical investment objectives. The Portfolios seek to achieve long-term growth of capital. Below is a summary comparison of the two Portfolios. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparisons of Investment Objectives, Policies and Strategies” below.

•

The Portfolios have substantially the same investment policies. Each Portfolio, under normal circumstances, invests at least 80% of its net assets in securities of companies with small market capitalizations (or other financial instruments that derive their value from the securities of such companies). Each Portfolio is structured so that approximately 50% of its assets are actively managed by a sub-adviser (“Active Allocated Portion”) and approximately 50% of its assets are allocated to a passive sub-adviser that seeks to track the performance of the Russell 2000 Value Index (“Index Allocated Portion”). Each Portfolio invests primarily in common stocks, but may invest in other securities that a sub-adviser believes provide opportunities for capital growth. The Portfolios also may invest in foreign securities, including securities of companies based in developing countries and depositary receipts of foreign-based companies.

•

The Pac Global Portfolio’s Active Allocated Portion is sub-advised by Pacific Global Investment Management Company (“Pac Global”) while the AXA/Horizon Small Cap Value Portfolio’s Active Allocated Portion is sub-advised by Horizon Asset Management LLC (“Horizon). Each Portfolio’s Index Allocated Portion is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

•

Each Portfolio’s principal risks include currency risk, depository receipts risk, equity risk, emerging markets risk, foreign securities risk, index strategy risk, investment style risk, multiple adviser risk, portfolio turnover risk, securities lending risk, and small-cap company risk. The Pac Global Portfolio is subject to micro-cap company risk as a principal risk, while the AXA/Horizon Small Cap Value Portfolio generally is not. The AXA/Horizon Small Cap Value Portfolio also is subject to ETF risk, non-investment grade securities risk, and special situations risk, while the Pac Global Portfolio generally is not. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio. FMG LLC has selected Pac Global as the sub-adviser to the Pac Global Portfolio’s Active Allocated Portion. FMG LLC has selected Horizon as the sub-adviser to the AXA/Horizon Small Cap Value Portfolio’s Active Allocated Portion. FMG LLC has selected BlackRock as the sub-adviser to each Portfolio’s Index Allocated Portion. It is anticipated that FMG LLC will continue to manage and administer, and Horizon and BlackRock will continue to sub-advise, the AXA/Horizon Small Cap Value Portfolio after the Reorganization.

•

The Manager has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, FMG LLC may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of the Manager, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. For a detailed description of the Manager and the sub-adviser to the AXA/Horizon Small Cap Value Portfolio, please see “Additional Information about the Portfolios — The Manager” and “— The Sub-Advisers” below.

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•

The Pac Global Portfolio and the AXA/Horizon Small Cap Value Portfolio had net assets of approximately $161.9 million and $173.6 million, respectively, as of January 31, 2017. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $335.5 million.

•

The shareholders of the Pac Global Portfolio will receive shares of the AXA/Horizon Small Cap Value Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratio (including acquired fund fees and expenses, if any) for the AXA/Horizon Small Cap Value Portfolio Class IB shares and Class K shares, for the fiscal year following the Reorganization, will be 1.16% and 0.91%, respectively, which is lower than those of the Pac Global Portfolio Class IB shares and Class K shares for the fiscal year ended December 31, 2016, which were 1.20% and 0.95%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Portfolios are subject to the same management fee schedule. The management fee for each Portfolio is equal to an annual rate of 0.80% of its average daily net assets.

•

The Portfolios are subject to the same administration fee schedule. In addition to the management fee, each Portfolio also pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of each “Hybrid Portfolio” (defined below), and the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios, which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $25 billion of the aggregate average daily net assets of the Portfolios, Hybrid Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Pac Global Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and exchange-traded investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares and 0.95% for Class K shares of the Pac Global Portfolio.

•

Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the AXA/Horizon Small Cap Value Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the AXA/Horizon Small Cap Value Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and

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exchange-traded investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the AXA/Horizon Small Cap Value Portfolio.

•	The Class IB shares of the AXA/Horizon Small Cap Value Portfolio and Pac Global Portfolio are each subject to a 0.25% Rule 12b-1 fee.

•

The Class IB shares of the AXA/Horizon Small Cap Value Portfolio underperformed compared to the Class IB shares of the Pac Global Portfolio for the one-year period ended December 31, 2016 and outperformed the Pac Global Portfolio for the period since inception. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the AXA/Horizon Small Cap Value Portfolio. It is not expected that the AXA/Horizon Small Cap Value Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Pac Global Portfolio. FMG LLC has reviewed the Pac Global Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the AXA/Horizon Small Cap Value Portfolio’s investment objective and policies. Thus, FMG LLC believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the Pac Global Portfolio could be transferred to and held by the AXA/Horizon Small Cap Value Portfolio. However, it is expected that some of those holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the Pac Global Portfolio involved therein that are not compatible with the AXA/Horizon Small Cap Value Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with AXA/Horizon Small Cap Value Portfolio’s investment objective and policies. The portion of the Pac Global Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by FMG LLC of the compatibility of those holdings with the AXA/Horizon Small Cap Value Portfolio’s portfolio composition and investment objective and policies. The need for the Pac Global Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred. The estimated percentage of the holdings of the Pac Global Portfolio that will be sold in connection with its Reorganization is 2.3%. The estimated portfolio transaction costs of the Reorganization of the Pac Global Portfolio are $44,505. These are estimated amounts and are subject to change. The actual amounts could be higher or lower depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.

•

FMG LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the Pac Global Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Pac Global Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares and Class K Shares of the Pac Global Portfolio and the Class IB Shares and Class K Shares of the AXA/Horizon Small Cap Value Portfolio and the estimated pro forma fees and expenses of the Class IB Shares and Class K Shares of the AXA/Horizon Small Cap Value Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2016. The pro forma fees and expenses of the AXA/Horizon Small Cap Value Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2016. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Shareholder Fees

(fees paid directly from your investment)

Pac Global Portfolio	AXA/Horizon Small Cap Value Portfolio	Pro Forma AXA/Horizon Small Cap Value Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Pac Global Portfolio		AXA/Horizon Small Cap Value Portfolio		Pro Forma AXA/Horizon Small Cap Value Portfolio (assuming the Reorganization is approved)
	Class IB	Class K	Class IB	Class K	Class IB	Class K
Management Fee	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%	0.25%	0.00%	0.25%	0.00%
Other Expenses	0.23%	0.23%	0.22%	0.22%	0.18%	0.18%
Acquired Fund Fees and Expenses	N/A	N/A	0.01%	0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	1.28%	1.03%	1.28%	1.03%	1.24%	0.99%
Fee Waiver and/or Expense Reimbursement†*	(0.08)%	(0.08)%	(0.12)%	(0.12)%	(0.08)%	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.20%	0.95%	1.16%	0.91%	1.16%	0.91%

†	Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of (1) the Pac Global Portfolio through April 30, 2017 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and exchange-traded investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares and 0.95% for Class K shares of the Portfolio, and (2) the AXA/Horizon Small Cap Value Portfolio through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and exchange-traded investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio.
*	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current expense limitation arrangement noted above.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement with respect to the Portfolios is not renewed.

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This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pac Global Portfolio
Class IB	$122	$398	$695	$1,538
Class K	$97	$320	$561	$1,252
AXA/Horizon Small Cap Value Portfolio
Class IB	$118	$394	$691	$1,535
Class K	$93	$316	$557	$1,249
Pro Forma AXA/Horizon Small Cap Value Portfolio (assuming the Reorganization is approved)
Class IB	$118	$386	$673	$1,493
Class K	$93	$307	$539	$1,206

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2016, the portfolio turnover rates for each of the Pac Global Portfolio and the AXA/Horizon Small Cap Value Portfolio were 26% and 23%, respectively, of the average value of each Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Pac Global Portfolio with those of the AXA/Horizon Small Cap Value Portfolio. The Board of each Trust may change the investment objective of a respective Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
AXA/Horizon Small Cap Value Portfolio	Pac Global Portfolio
Investment Objective	Investment Objective

Seeks to achieve long-term growth of capital.	Seeks to achieve long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with small market capitalizations (or other financial instruments that derive their value from the securities of such companies).	Same.

For purposes of this Portfolio, small market capitalization companies are those companies with market capitalizations within the range of companies in the Russell 2000® Index (“Russell 2000”) at the time of investment (as of December 31, 2016, the market capitalization of the companies in the Russell 2000 was between $21.1 million and $10.5 billion). The size of companies in the Russell 2000 changes with market conditions, which can result in changes to the market capitalization range of companies in the index.	Same.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that a Sub-Adviser believes provide opportunities for capital growth. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies based in developing countries and depositary receipts of foreign-based companies.	Same.

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Acquiring Portfolio	Acquired Portfolio
AXA/Horizon Small Cap Value Portfolio	Pac Global Portfolio
The Portfolio’s assets normally are allocated among two or more investment managers, each of which manages its portion of the Portfolio using a different but complementary investment strategy.	Same.

One portion of the Portfolio is actively managed (“Active Allocated Portion”) and one portion of the Portfolio seeks to track the performance of a particular index (“Index Allocated Portion”).	Same.

Under normal circumstances, the Active Allocated Portion consists of approximately 50% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets.	Same.

The Sub-Adviser to the Active Allocated Portion of the Portfolio believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: are selling below their perceived intrinsic value, have limited or no institutional ownership, have had short-term earnings shortfalls, have had a recent initial public offering but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.	The Active Allocated Portion of the Portfolio typically invests in companies that are at the time of purchase, within the range of companies in the Russell 2000, and generally invests a significant portion of its assets in companies with market capitalizations that are, at the time of purchase, not greater than the highest market capitalization of companies in the Russell Microcap® Index which are often referred to as “microcap stocks”).

The Sub-Adviser focuses on undervalued and special situation small capitalization equities (including common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as depositary receipts) that the Sub-Adviser believes have the potential for rewarding long-term investment results.	The Sub-Adviser to the Active Allocated Portion follows a value-based investment approach focusing on the long-term market cycle to select investments.

The Sub-Adviser also may invest in exchange traded funds (“ETFs”) and may invest in convertible and nonconvertible debt securities rated below investment grade (also known as “junk bonds”) or unrated securities that the Sub-Adviser has determined to be of comparable quality.	None.

The Sub-Adviser selects securities from companies that are engaged in a number of industries, including the media, financial services, retailing, manufacturing and consumer products, and utilities industries. The Sub-Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Sub-Adviser also looks at the amount of capital a company spends on research and development.	The Sub-Adviser to the Active Allocated Portion attempts to identify growing companies with unique or proprietary advantages in their industries and strong potential for earnings growth.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Sub- Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model. A sell trigger also may occur if the Sub-Adviser discovers a new investment opportunity that it believes is more compelling and represents a better risk reward profile than other investments held by the Active Allocated Portion. The Active Allocated Portion may engage in active and frequent trading to achieve the Portfolio’s investment objective.	None.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2000® Value Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. The Index Allocated Portion may use a full replication technique or a sampling approach in pursuing its indexing strategy.	Same.

The Portfolio also may lend its portfolio securities to earn additional income.	Same.

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Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	AXA/Horizon Small Cap Value Portfolio	Pac Global Portfolio
ETF risk	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Depository Receipts Risk	X	X
Emerging Markets Risk	X	X
Indexed Strategy Risk	X	X
Investment Style Risk	X	X
Multiple Adviser Risk	X	X
Non-Investment Grade Securities Risk	X
Portfolio Turnover Risk	X	X
Securities Lending Risk	X	X
Small-Cap Company Risk	X
Small-cap and Micro-Cap Company Risk		X
Special Situations Risk	X

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for one year and since inception through December 31, 2016 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand columns below for each Portfolio is the return of the index since inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Pac Global Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 15.66% (2016 4th Quarter)	Worst quarter (% and time period) -15.93% (2015 3rd Quarter)

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AXA/Horizon Small Cap Value Portfolio - Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 9.81% (2016 4th quarter)	Worst quarter (% and time period) -12.47% (2015 3rd Quarter)

Pac Global Portfolio Average Annual Total Returns

(For the periods ended December 31, 2016)

	One Year	Since Inception
AXA/Pacific Global Small Cap Value Portfolio — Class IB Shares (Inception Date: April 21, 2014)	28.90%	-1.28%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	31.74%	9.25%

AXA/Horizon Small Cap Value Portfolio Average Annual Total Returns (For the periods ended December 31, 2016)

	One Year	Since Inception
AXA/Horizon Small Cap Value — Class IB Shares (Inception Date: April 21, 2014)	24.19%	5.04%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	31.74%	9.25%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2016 and of the AXA/Horizon Small Cap Value Portfolio on a pro forma combined basis as of December 31, 2016, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
AXA/Pacific Global Small Cap Value Portfolio — Class IB Shares	$0.5	$9.18	55,631
AXA/Horizon Small Cap Value Portfolio — Class IB Shares	$0.4	$9.84	42,423
Adjustments	—	—	(3,750)
Pro forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares (assuming the Reorganization is approved)	$0.9	$9.84	94,304
AXA/Pacific Global Small Cap Value Portfolio — Class K Shares	$161.4	$9.17	17,604,560
AXA/Horizon Small Cap Value Portfolio — Class K Shares	$173.3	$9.83	17,621,220
Adjustments	—	—	(1,184,936)
Pro forma AXA/DoubleLine Opportunistic Core Plus Bond Portfolio — Class IB Shares (assuming the Reorganization is approved)	$334.7	$9.83	34,040,844

AFTER CAREFUL CONSIDERATION, THE BOARD OF VIP TRUST UNANIMOUSLY APPROVED THE REORGANIZATION PLAN WITH RESPECT TO THE PAC GLOBAL PORTFOLIO. ACCORDINGLY, THE BOARD HAS SUBMITTED THE REORGANIZATION PLAN FOR APPROVAL BY THIS PORTFOLIO’S SHAREHOLDERS. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 5.

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Agreements and/or Plans of Reorganization

The terms and conditions under which the Reorganizations would be completed are contained in the Reorganization Plan. The following is a summary of the Reorganization Plans. For additional information, please refer to the copies of the forms of the Reorganization Plans, which are attached to this Combined Proxy Statement/Prospectus as Appendix A.

Each Reorganization will involve the Acquiring Portfolio acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of all of the Acquired Portfolio’s liabilities. Each Reorganization Plan further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in its Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders). The number of full and fractional Acquiring Portfolio Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trusts’ normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Portfolio Shares the shareholder holds at that time. After that distribution to an Acquired Portfolio’s shareholders, the applicable Trust, on behalf of the Acquired Portfolio, will take all necessary steps under its Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), and Delaware and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board of a Portfolio involved in a Reorganization may terminate or delay a Reorganization Plan with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the relevant Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The consummation of each Reorganization also is subject to various conditions, including approval of the Reorganization by the applicable Acquired Portfolio’s shareholders, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on its Closing Date.

The Board of each Acquired Portfolio, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the relevant Trust (the “Independent Trustees”), has determined, with respect to each Acquired Portfolio, that the interests of the Acquired Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Portfolio. Similarly, the Board of each Acquiring Portfolio, including the Independent Trustees, has determined, with respect to each Acquiring Portfolio, that the interests of the Acquiring Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that the participation in the Reorganization is in the best interests of the Acquiring Portfolio.

The Acquired Portfolios involved in a Reorganization will bear the expenses of each Reorganization described in this Combined Proxy Statement/Prospectus. However, FMG LLC has voluntarily agreed to pay expenses of each Reorganization that exceed the Portfolio’s expense limitation set forth in its expense limitation agreement.

Approval of the Reorganization Plan with respect to an Acquired Portfolio will require a majority vote of that Acquired Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Reorganization Plan is not approved by an Acquired Portfolio’s shareholders or a Reorganization is not consummated for any other reason, the Board of the Acquired Portfolio will consider other possible courses of action. Please see “Voting Information” below for more information.

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Description of the Securities to Be Issued

The shareholders of each Acquired Portfolio will receive Class IB, Class K, or Class B shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Reorganization Plan. Each such share will be fully paid and non-assessable by the relevant Trust, as appropriate, when issued and will have no preemptive or conversion rights.

Each Acquiring Portfolio is a series of VIP Trust or EQ Trust, as applicable. The Trusts may issue an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. The Second Amended and Restated Agreement and Declaration of Trust of EQ Trust (the “EQ Trust DoT”) and the Agreement and Declaration of Trust of VIP Trust (the “VIP Trust DoT”) authorize each respective Board to issue shares in different series and classes. In addition, the EQ Trust DoT and VIP Trust DoT authorize each respective Board to create new series and to name the rights and preferences of the shareholders of each series. Each respective Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

EQ Trust currently offers three classes of shares of All Asset Growth-Alt 20 Portfolio — Class IA, Class IB and Class K shares, and two classes of shares of AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/Horizon Small Cap Value Portfolio — Class IB and Class K shares. VIP Trust currently offers one class of shares of CharterSM Moderate Portfolio — Class B shares.

Each Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class IA, Class IB, and Class B shares of the Acquiring Portfolios, as applicable. The maximum distribution and/or service (12b-1) fee for each Acquiring Portfolio’s Class IA, Class IB, and Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. Because these distribution/service fees are paid out of each Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. The Class IA shares of the Acquiring Portfolios are not subject to the Reorganizations.

Board Considerations

Acquired Portfolios of EQ Trust.    At a meeting of the Board of the EQ Trust held on November 30-December 1, 2016, FMG LLC recommended that: (1) each of All Asset Aggressive-Alt 25 Portfolio (“Alt 25 Portfolio”), All Asset Aggressive-Alt 50 Portfolio (“Alt 50 Portfolio”), and All Asset Aggressive-Alt 75 Portfolio (“Alt 75 Portfolio”), each a series of EQ Trust, be reorganized into the All Asset Growth-Alt 20 Portfolio, also a series of EQ Trust; and (2) the Pacific Global Small Cap Value Portfolio (“Pac Global”), a series of EQ Trust, be reorganized into the AXA/Horizon Small Cap Value Portfolio, also a series of EQ Trust.

FMG LLC noted that, in addition to regularly evaluating the performance of each portfolio of EQ Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to strengthen the fund complex’s line-up. FMG LLC stated that it was recommending the Reorganizations to streamline and strengthen the fund complex’s line-up and to address certain other developments with respect to each Acquired Portfolio, including the failure of each Acquired Portfolio to attract sufficient Contractholder interest and thus achieve a more sustainable asset base as well as prospects for future growth.

FMG LLC noted that each Acquired Portfolio has a similar investment objective as its corresponding Acquiring Portfolio. FMG LLC also noted that: (1) each of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio provides diversified exposure to equity securities, fixed income securities, and alternative investments through investments in other mutual funds managed by FMG LLC and exchange-traded funds, similar to the All Asset Growth- Alt 20 Portfolio; and (2) Pac Global provides exposure to securities of companies with small market capitalizations and is structured so that approximately 50% of its assets are actively managed by a sub-adviser and approximately 50% of its assets are allocated to a passive sub-adviser that seeks to track the performance of the Russell 2000 Value Index, similar to the AXA/Horizon Small Cap Value Portfolio. FMG LLC noted that, given each Acquired Portfolio’s failure to attract sufficient Contractholder interest as well as limited prospects

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for future growth, FMG LLC believes that it would be appropriate to reorganize each Acquired Portfolio into its corresponding Acquiring Portfolio. FMG LLC also noted that it believes the Reorganizations would be beneficial to the shareholders invested in the Acquired Portfolios because the Reorganizations would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue a similar investment objective in the context of a larger fund with better growth prospects and lower expenses.

In determining whether to approve the Reorganization Plan with respect to each Acquired Portfolio and recommend its approval to shareholders, the Board, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of each Reorganization to shareholders, including estimated lower total annual operating expenses (including acquired fund fees and expenses) for the fiscal year following the Reorganization by reorganizing each Acquired Portfolio into a corresponding Acquiring Portfolio with lower total annual operating expenses (including acquired fund fees and expenses) than each Acquired Portfolio and greater potential to increase assets and thereby realize economies of scale in the Portfolio’s expenses and portfolio management fees as a result of asset growth; (2) comparisons of each Acquired Portfolio’s and Acquiring Portfolio’s investment objectives, policies, strategies, restrictions, and risks; (3) the experience and qualifications of the Manager and key personnel managing each Acquiring Portfolio; (4) the effect of the Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder fees and services, including a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s management fee and administration fee; (5) the relative historical performance records of the Portfolios; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (8) any fees or expenses that will be borne directly or indirectly by an Acquired Portfolio in connection with its respective Reorganization; (9) the terms and conditions of the Reorganization Plan and whether a Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganizations to other persons, including FMG LLC and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates” and (11) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, FMG LLC provided to the Board information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Acquired Portfolio’s participation in its respective Reorganization is in its best interests and that the interests of existing shareholders of the Acquired Portfolios would not be diluted as a result of the Reorganizations. The Board of the EQ Trust’s conclusion was based on a number of factors, including the following:

•

The Reorganizations will permit shareholders invested in each Acquired Portfolio to allocate amounts to a larger combined Portfolio that pursues an identical or similar investment objective, provides comparable exposure to the same or similar asset classes and/or strategies, and has better prospects for attracting additional assets and realizing a lower total annual operating expense ratio than the relevant Acquired Portfolio (including acquired fund fees and expenses).

•

The total annual operating expense ratios for the Class IB and Class K shares of each Acquiring Portfolio are expected to be lower than those of the corresponding classes of shares of the corresponding Acquired Portfolio for the last fiscal year (restated to reflect current fees).

•

Each Portfolio is subject to an expense limitation agreement and in each case the expense limitation for the Acquiring Portfolio’s Class IB or Class K shares is the same as or lower than that for the corresponding Acquired Portfolio’s Class IB or Class K shares.

•	Following the Reorganizations, FMG LLC will continue to serve as the investment manager and administrator of each Acquiring Portfolio.

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•

As a result of each Reorganization, each shareholder of Class IB and Class K shares of an Acquired Portfolio would hold, immediately after the Closing Date, Class IB or Class K shares, respectively, of the Acquiring Portfolio having an aggregate value equal to the aggregate value of the Acquired Portfolio shares that such shareholder holds as of the Closing Date.

•

Each Reorganization will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with EQ Trust’s normal valuation procedures, which are identical for all of the Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•

The Reorganizations are not expected to have any adverse tax results to Contractholders, as discussed further below under “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations.”

•	Each Portfolio has identical distribution, purchase and redemption procedures and identical exchange rights.

•	Any costs to the Acquired Portfolio in repositioning its portfolio in anticipation of the Reorganizations is expected to be de-minimis.

•	Potential conflicts of interest of FMG LLC in proposing the Reorganizations, as discussed further below under “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates.”

•

The Acquired Portfolio involved in each Reorganization will bear the expenses of the Reorganization. However, FMG LLC has voluntarily agreed to pay expenses of each Reorganization that exceed an Acquired Portfolio’s expense limitation set forth in its expense limitation agreement.

On the basis of the information provided to it and its evaluation of that information, the Board of the EQ Trust, including the Independent Trustees, voted unanimously to approve the Reorganization Plan and to recommend that the shareholders of each Acquired Portfolio also approve, respectively, the Reorganization Plan.

Acquired Portfolios of VIP Trust.    At a meeting of the Board of the VIP Trust held on December 5, 2016, FMG LLC recommended that the: (1) CharterSM Alternative 100 Moderate Portfolio (“Alternative 100 Moderate Portfolio”), a series of VIP Trust, be reorganized into the All Asset Growth- Alt 20 Portfolio, a series of EQ Advisors Trust (“EQ Trust”); (2) the CharterSM Income Strategies Portfolio (“Income Strategies Portfolio”) and CharterSM Interest Rate Strategies Portfolio (“Interest Rate Strategies Portfolio”), each a series of VIP Trust, be reorganized into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, a series of EQ Trust; (3) the CharterSM International Moderate Portfolio (“International Moderate Portfolio”), a series of VIP Trust, be reorganized into the CharterSM Moderate Portfolio (“Moderate Portfolio”), also a series of VIP Trust; and (4) the CharterSM Real Assets Portfolio (“Real Assets Portfolio”), a series of VIP Trust, be reorganized into the EQ/PIMCO Global Real Return Portfolio, a series of EQ Trust.

FMG LLC noted that, in addition to regularly evaluating the performance of each portfolio of the VIP Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to strengthen the fund complex’s line-up. FMG LLC stated that it was recommending the Reorganizations to streamline and strengthen the VIP Trust’s line-up and to address certain other developments with respect to each Acquired Portfolio, including the failure of each Acquired Portfolio to attract sufficient Contractholder interest and thus achieve a more sustainable asset base as well as prospects for future growth.

FMG LLC noted that each Acquired Portfolio has a similar investment objective as its corresponding Acquiring Portfolio. FMG LLC also noted that the Alternative 100 Moderate Portfolio and All Asset Growth- Alt 20 Portfolio provide exposure to various asset categories and strategies including alternative investments through investments in other mutual funds managed by FMG LLC and exchange-traded funds; that the Real Assets Portfolio and EQ/PIMCO Global Real Return Portfolio seek to maximum real return by investing in assets that are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real

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returns; that the Income Strategies, Income Rate Strategies Portfolio, and AXA/DoubleLine Opportunistic Core Plus Bond Portfolio provide diversified exposure to fixed income securities; and that the International Moderate Portfolio and Moderate Portfolio provide diversified exposure to equity securities, fixed income securities, and alternative investments through investments in other mutual funds managed by FMG LLC and exchange-traded funds. FMG LLC noted that, given each Acquired Portfolio’s failure to attract sufficient Contractholder interest as well as limited prospects for future growth, FMG LLC believes it would be appropriate to reorganize each Acquired Portfolio into the corresponding Acquiring Portfolio. FMG LLC also noted that it believes the Reorganizations would be beneficial to the shareholders invested in the Acquired Portfolios because the Reorganizations would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue a similar investment objective in the context of a larger fund with better growth prospects and lower expenses.

In determining whether to approve the Reorganization Plan with respect to each Acquired Portfolio and recommend its approval to shareholders, the Board of the VIP Trust, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of each Reorganization to shareholders, including estimated lower total annual operating expenses (including acquired fund fees and expenses) for the fiscal year following the Reorganization by reorganizing each Acquired Portfolio into a corresponding Acquiring Portfolio with lower total annual operating expenses (including acquired fund fees and expenses) (with the exception of the Reorganization of the International Moderate Portfolio into the Moderate Portfolio which is estimated to have the same total annual operating expense (including acquired fund fees and expenses), and greater potential to increase assets and thereby realize economies of scale in the Portfolio’s expenses and portfolio management fees as a result of asset growth; (2) comparisons of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s investment objectives, policies, strategies, restrictions, and risks; (3) the experience and qualifications of the Manager and key personnel managing each Acquiring Portfolio; (4) the effect of the Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder fees and services, including a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s management fee and administration fee; (5) the relative historical performance records of the Portfolios; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (8) any fees or expenses that will be borne directly or indirectly by an Acquired Portfolio in connection with its respective Reorganization; (9) the terms and conditions of the Reorganization Plan and whether a Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganizations to other persons, including FMG LLC and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates” and (11) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, the Independent Trustees requested, and FMG LLC provided to the Board, information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Acquired Portfolio’s participation in its respective Reorganization is in its best interests and that the interests of existing shareholders of the Acquired Portfolio would not be diluted as a result of the Reorganizations. The Board’s conclusion was based on a number of factors, including the following:

•

The Reorganizations will permit shareholders invested in each Acquired Portfolio to allocate amounts to a larger combined Portfolio that pursues an identical or similar investment objective, provides comparable exposure to the same or similar asset classes and/or strategies, and has better prospects for attracting additional assets and realizing a lower total annual operating expense ratio than the relevant Acquired Portfolio (including acquired fund fees and expenses).

•

The total annual operating expense ratios for the Class IB or Class B shares, as appropriate, of an Acquiring Portfolio are expected to be the same as, or lower than, those of the corresponding class of shares of an Acquired Portfolio for the last fiscal year (restated to reflect current fees).

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•

Each Portfolio is subject to an expense limitation agreement and in each case the expense limitation for the Acquiring Portfolio’s Class IB or Class B shares is the same as or lower than that for the corresponding Acquired Portfolio’s Class B shares.

•	Following the Reorganizations, FMG LLC will continue to serve as the investment manager and administrator of each Acquiring Portfolio.

•

As a result of the Reorganization, each shareholder of Class B shares of an Acquired Portfolio would hold, immediately after the Closing Date, Class IB or Class B shares, as appropriate, of the corresponding Acquiring Portfolio having an aggregate value equal to the aggregate value of the Acquired Portfolio shares that such shareholder holds as of the Closing Date.

•

Each Reorganization will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with each Trust’s normal valuation procedures, as applicable, which are identical for all of the Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•

The Reorganizations are not expected to have any adverse tax results to Contractholders, as discussed further below under “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations.”

•	Each Portfolio has identical distribution, purchase and redemption procedures and identical exchange rights.

•	Any costs to the Acquired Portfolio in repositioning its portfolio in anticipation of the Reorganizations is expected to be de-minimus.

•	Potential conflicts of interest of FMG LLC in proposing the Reorganizations, as discussed further below under “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates.”

•

The Acquired Portfolio involved in each Reorganization will bear the expenses of the Reorganization. However, FMG LLC has voluntarily agreed to pay expenses of each Reorganization that exceed an Acquired Portfolio’s expense limitation set forth in its expense limitation agreement.

On the basis of the information provided to it and its evaluation of that information, the Board of the VIP Trust, including the Independent Trustees, voted unanimously to approve each Reorganization Plan and to recommend that the shareholders of each Acquired Portfolio also approve, respectively, the Reorganization Plan.

Potential Benefits of the Reorganizations to FMG LLC and its Affiliates

FMG LLC may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to FMG LLC by an Acquiring Portfolio may be higher than the profits derived from the fees paid by the corresponding Acquired Portfolio. FMG LLC may further benefit to the extent a Reorganization would eliminate or reduce FMG LLC’s obligations under an expense limitation arrangement currently in effect for an Acquired Portfolio by reorganizing the Acquired Portfolio into a corresponding Acquiring Portfolio which is operating below its expense limitation or has a lower total expense ratio. In addition, in certain cases, FMG LLC owns a significant amount of shares of the Acquired or Acquiring Portfolios representing investment of seed money by FMG LLC to facilitate the operations of an Acquired or Acquiring Portfolio. A Reorganization may increase the size of a Portfolio such that FMG LLC could redeem shares that it holds in a Portfolio representing such seed money investments. Redeeming seed money from an Acquired or Acquiring Portfolio may enable FMG LLC to reduce its costs associated with providing seed capital and/or use the proceeds to provide seed money for other funds and products that it manages or is developing or realize other benefits. Furthermore, FMG is expected to experience and benefit from a number of efficiencies associated with the streamlining of the fund family. In considering whether to approve the proposed Reorganizations, the Boards recognized these potential benefits to and conflicts of interest of FMG LLC and its affiliates, and concluded that the potential benefits of the proposed Reorganizations, including achieving lower or the same total operating expenses with improved prospects for attracting additional assets and lowering expenses, supported a decision to approve the Reorganizations.

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Descriptions of Risk Factors

A Portfolio’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Strategies and Risk Factors.”

Risks	Alt 25 Portfolio	Alt 50 Portfolio	Alt 75 Portfolio	Alternative 100 Moderate Portfolio	All Asset Growth-Alt 20 Portfolio
Affiliated Portfolio Risk	X	X	X	X	X
Alternative Investment Risk	X	X	X		X
Commodity Price Volatility Risk	X	X	X		X
Commodity Risk				X
Convertible Securities Risk	X	X	X	X	X
Credit Risk	X	X	X	X	X
Derivatives Risk				X
Energy Sector Risk	X	X	X		X
Equity Risk	X	X	X	X	X
Floating Rate Loan Risk
Foreign Securities Risk	X	X	X	X	X
Currency Risk	X	X	X	X	X
Depositary Receipts Risk	X	X	X		X
Emerging Markets Risk	X	X	X	X	X
Futures Contract Risk				X
Infrastructure Sector Risk	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X
Investment Grade Securities Risk	X	X	X	X	X
Large-Cap Company Risk	X	X	X	X	X
Leveraging Risk				X
Listed Private Equity Company Risk				X
Market Risk				X
Mid-Cap and Small-Cap Company Risk	X	X	X	X	X
Natural Resources Sector Risk	X	X	X	X	X
Non-Investment Grade Securities Risk	X	X	X	X	X
Non-Traditional (Alternative) Investment Risk				X
Portfolio Management Risk				X
Real Estate Investing Risk	X	X	X	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X	X	X	X
Securities Lending Risk	X	X	X		X
Special Situations Risk	X	X	X	X	X

Risks	Income Strategies Portfolio	Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
Affiliated Portfolio Risk	X	X
Collateralized Loan Obligations Risk			X
Convertible Securities Risk		X
Credit Risk	X	X	X
Derivatives Risk	X	X
Distressed Companies Risk			X
Equity Risk	X	X
Floating Rate Loan Risk	X	X
Foreign Securities Risk	X	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X	X
Geographic Concentration Risk			X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X	X
Inverse Floaters Risk			X

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Risks	Income Strategies Portfolio	Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
Investment Grade Securities Risk	X	X	X
Large-Cap Company Risk	X	X
Liquidity Risk	X	X	X
Loan Risk	X	X	X
Market Risk	X	X
Money Market Risk		X
Mortgage-Backed and Asset- Backed Securities Risk			X
Natural Resources Sector Risk	X	X
Non-Investment Grade Securities Risk	X	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Political/Economic Risk			X
Portfolio Management Risk	X	X
Portfolio Turnover Risk			X
Real Estate Investing Risk	X	X
Redemption Risk			X
Regulatory Risk			X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Risks Related to Investing in Other Investment Companies			X
Securities Lending Risk			X
Settlement Risk			X
Transaction Costs Risk			X
U.S. Government Securities Risk			X

Risks	International Moderate Portfolio	Moderate Portfolio
Affiliated Portfolio Risk	X	X
Convertible Securities Risk		X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Floating Rate Loan Risk		X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Futures Contract Risk	X	X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Large-Cap Company Risk	X	X
Leveraging Risk
Liquidity Risk	X	X
Loan Risk		X
Market Risk	X	X
Mid-Cap and Small-Cap Company Risk	X	X
Money Market Risk		X
Non-Investment Grade Securities Risk	X	X
Non-Traditional (Alternative) Investment Risk	X
Portfolio Management Risk	X	X
Real Estate Investing Risk	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Sector Concentration Risk		X
U.S. Government Securities Risk		X

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Risks	Real Assets Portfolio	EQ/PIMCO Global Real Return Portfolio
Affiliated Portfolio Risk	X
Commodity Risk	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk		X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Leveraging Risk		X
Liquidity Risk	X	X
Market Risk	X
Mortgage-Backed and Asset-Backed Securities Risk		X
Natural Resources Sector Risk	X
Non-Investment Grade Securities Risk	X	X
Portfolio Management Risk	X
Portfolio Turnover Risk		X
Real Estate Investing Risk	X
Redemption Risk		X
Securities Lending Risk		X
U.S. Government Securities Risk		X

Risks	AXA/Horizon Small Cap Value Portfolio	Pac Global Portfolio
ETF risk	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Depository Receipts Risk	X	X
Emerging Markets Risk	X	X
Indexed Strategy Risk	X	X
Investment Style Risk	X	X
Multiple Adviser Risk	X	X
Non-Investment Grade Securities Risk	X
Portfolio Turnover Risk	X	X
Securities Lending Risk	X	X
Small-Cap Company Risk	X
Small-cap and Micro-Cap Company Risk		X
Special Situations Risk	X

Affiliated Portfolio Risk:    In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating a Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios.

Alternative Investment Risk:    To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in alternative investments, it will be subject to the risks associated with such investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform in accordance with expectation. Alternative investments may have different characteristics and risks than do traditional investments, can be highly volatile, may be less liquid, particularly in periods of stress, and may be more complex and less transparent than traditional investments. Alternative investments also may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

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Collateralized Loan Obligations Risk:    In addition to the typical risks associated with fixed income securities discussed elsewhere in this Prospectus (e.g., interest rate risk and credit risk), collateralized loan obligations (“CLOs”) carry additional risks including, but are not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the quality of the collateral may decline in value or default; (c) the risk that a Portfolio may invest in CLOs that are subordinate to other classes; and (d) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity Price Volatility Risk:    Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

Commodity Risk:    Investments in certain issuers, especially resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause a Portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in exchange rates, domestic or foreign interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

Convertible Securities Risk:    The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases a Portfolio’s Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which mean that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities are normally “junior” securities, which mean an issuer usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk:    The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

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Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk:    Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Derivatives Risk:    A Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments. Changes in the value of a derivative may not correlate perfectly or at all with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to a portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Distressed Companies Risk:    Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by a Portfolio defaults, a Portfolio may experience significant losses on the security, which may lower a Portfolio’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Emerging Markets Risk:    There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. Investments in emerging markets are more susceptible to loss than investments in developed markets. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Energy Sector Risk:    The energy sector is cyclical and highly dependent on commodities prices. The market values of companies in the energy sector could be adversely affected by, among other factors, levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters.

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Equity Risk:    In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Floating Rate Loan Risk:    Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

Focused Portfolio Risk:    A Portfolio may employ a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region. As a result, a Portfolio may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on a Portfolio’s net asset value. Further, a Portfolio may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as a Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a portfolio that is more broadly invested.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) a sub-adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject a Portfolio to leveraging risk.

Geographic Concentration Risk:    To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on a Portfolio’s investment performance and that a Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

Index Strategy Risk:    A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the

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index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments.

Infrastructure Sector Risk:    Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

Interest Rate Risk:    The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Portfolio.

Inverse Floaters Risk:    Inverse floaters are fixed income securities with a floating or variable rate of interest. Inverse floaters have interest rates that tend to move in the opposite direction as the specified market rates or indices, and may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk:    Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Manager or the Sub-Adviser to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investment Style Risk:    The Portfolio may use a particular style or set of styles — in this case “value” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that notwithstanding that a stock is selling at a discount to its perceived true worth, the market will never fully recognize its intrinsic value. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value stocks may also increase the volatility of the Portfolio’s share price.

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Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in a Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans or borrows money. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Portfolio because a Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of a Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of a Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, a Portfolio may experience substantial losses.

Liquidity Risk:    The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. A Portfolio may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to a Portfolio.

Listed Private Equity Company Risk:    Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that a Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which a Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, a Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. To the extent that a Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Market Risk:    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    A Portfolio’s investments in mid-, small-cap and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more

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limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small- and microcap companies than for mid-cap companies.

Money Market Risk:    Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes may affect a money market fund’s investment strategies, operations and/or return potential.

Mortgage-Backed and Asset-Backed Securities Risk:    The risk that the principal on mortgage- and asset-backed securities held by a Portfolio will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivate to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Portfolio. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Multiple Adviser Risk:    The Manager allocates the Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, the Portfolio’s performance will depend on the success of the Manager in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Manager pays different fees to the Sub-Advisers and due to other factors that could impact the Manager’s revenues and profits.

Natural Resources Sector Risk:    The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/ or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters,

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fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

Non-Investment Grade Securities Risk:    Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, deemed to be of comparable quality by the Manager or Sub-Adviser) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Non-Traditional (Alternative) Investment Risk:    To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in non-traditional (alternative) investments, the Portfolio will be subject to the risks associated with such investments. Nontraditional (alternative) investments may use a different approach to investing than do traditional investments (stocks, bonds, and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform in accordance with expectations. Non-traditional (alternative) investments may have different characteristics and risks than do traditional investments. Non-traditional (alternative) investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of non-traditional (alternative) investments may be more dependent on investment manager experience and skill than traditional investments. The use of non-traditional (alternative) investments may not achieve the desired effect.

Political/Economic Risk:    Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Portfolio Management Risk:    The risk that strategies used by the Manager or a Sub-Adviser(s) and their securities selections fails to produce the intended results.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover, in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Real Estate Investing Risk:    Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements to qualify for the tax-free pass-through of taxable income and net realized gains. Failure to meet these requirements may have adverse consequences on a Portfolio. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

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Redemption Risk:    A Portfolio may experience periods of heavy redemptions that could cause a Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Portfolio’s performance. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Regulatory Risk:    Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs:    A Portfolio that invests in other investment companies will indirectly bear fees and expenses charged by those investment companies, in addition to a Portfolio’s direct fees and expenses. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. A Portfolio is also subject to the risks associated with the securities in which the other investment companies invest and the ability of a Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their investment objectives. A Portfolio and the other investment companies are subject to certain general investment risks, including market risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in other investment companies that invest in equity securities, fixed income securities and/or foreign securities, a Portfolio is subject to the risks associated with investing in such securities. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular other investment company will depend upon the extent to which a Portfolio’s assets are allocated from time to time for investment in the other investment company, which will vary.

Securities Lending Risk:    A Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, a Portfolio’s securities lending agent may indemnify a Portfolio against that risk, and the loans will be collateralized at least 100%, which collateral may be applied to repurchase or reacquire the lent securities in the event of a borrower’s default. A Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Portfolio’s ability to vote proxies or to settle transactions.

Settlement Risk:    Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Portfolio could be liable for any losses incurred.

Small-Cap and Micro-Cap Company Risk:    The Portfolio’s investments in small-cap and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally

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are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources, and more limited markets for their stock as compared with larger companies, and may have less experienced management and unproven track records. They may depend on a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the value of such securities may be more volatile than the securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for micro-cap companies than for small-cap companies.

Small-Cap Company Risk:    The Portfolio’s investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources, and more limited markets for their stock as compared with larger companies. They may depend on a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts. As a result, the value of such securities may be more volatile than the securities of larger companies, and because the securities generally trade in lower volumes than larger cap securities, the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

Special Situations Risk:    The Portfolio may seek to benefit from “special situations,” such as mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of the transaction. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Portfolio would lose money. It is also possible that the transaction may not be completed as anticipated or may take an excessive amount of time to be completed, in which case the Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. In some circumstances, the securities purchased may be illiquid making it difficult for the Portfolio to dispose of them at an advantageous price.

Federal Income Tax Consequences of the Reorganizations

Taxable Reorganizations.    It is anticipated that the Reorganizations of the Alt 50 Portfolio and the Alt 75 Portfolio into the All Asset Growth-Alt 20 Portfolio, the Income Strategies Portfolio and the Interest Rate Strategies Portfolio into the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, the Real Assets Portfolio into the EQ/PIMCO Global Real Return Portfolio, and the International Moderate Portfolio into the CharterSM Moderate Portfolio will not qualify, for federal income tax purposes, as tax-free reorganizations. As a result, gain or loss will be recognized by each of those Acquired Portfolios on the transfer of its assets to the corresponding Acquiring Portfolio (or, in the cases of certain of those Acquired Portfolios, on the disposition of its securities holdings) and its shareholders, but no gain or loss will be recognized by the Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in shares of those Acquired Portfolios. In addition, pursuant to each such Reorganization, (1) each such shareholder’s (a) adjusted basis for federal income tax purposes (“basis”) in the Acquiring Portfolio Shares it receives in the Reorganization will be the fair market value thereof at the time the Reorganization is consummated (“Effective Time”) and (b) holding period for those Acquiring Portfolio Shares will begin on the following day, and (2) the Acquiring Portfolio’s (a) basis in the Transferred Assets it receives will be the fair market value thereof at the Effective Time and (b) holding period for those Transferred Assets will begin on the following day.

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Tax-free Reorganizations.    The Reorganizations of the Alt 25 Portfolio and the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio and the Reorganization of the Pac Global Portfolio into the AXA/Horizon Small Cap Value Portfolio each is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. As a condition to consummation of each such Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that — based on the facts and assumptions stated therein and conditioned on certain representations of the Trust being true and complete at the Effective Time and consummation of the Reorganization in accordance with the applicable Reorganization Plan and applicable Reorganization Agreement (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Counsel has not approved) — for federal income tax purposes:

(1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

(2) neither Portfolio will recognize any gain or loss on the Reorganization;

(3) an Acquired Portfolio shareholder will not recognize any gain or loss on the exchange of its Acquired Portfolio Shares for Acquiring Portfolio Shares;

(4) an Acquired Portfolio shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Acquired Portfolio Shares, provided the shareholder holds the latter as capital assets at the Effective Time; and

(5) the Acquiring Portfolio’s basis in each Transferred Asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Portfolios participating therein or the participating Acquired Portfolio’s shareholders with respect to any Transferred Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Notwithstanding that the Reorganization of the Alternative 100 Moderate Portfolio into the All Asset Growth-Alt 20 Portfolio will qualify for the federal income tax treatment described in the preceding paragraph, because (as mentioned above) that Acquired Portfolio will liquidate all its securities holdings before the Effective Time, it will realize all unrealized gain in those assets on their disposition, which gain must be distributed to its shareholders at or before the Effective Time. In addition, because the Transferred Assets in that Reorganization will be cash, clause (5) will be irrelevant.

As a result of a tax-free Reorganization, the participating Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of the latter’s accumulated capital loss carryovers that the former may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. An Acquiring Portfolio may carry over to (and use in, subject to the sections 382/383 limitation) subsequent taxable years capital losses the corresponding Acquired Portfolio incurred, including any net capital loss that Acquired Portfolio sustains during its taxable year ending at the Effective Time and any net unrealized built-in loss that Acquired Portfolio has on that date, for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term (as under previous law).

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In general, the sections 382/383 limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value of the corresponding Acquired Portfolio as of the Effective Time multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (“Service”) each month, currently 2.04%) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of the Effective Time that it recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Effective Time (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of that net asset value or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Effective Time and for any subsequent short taxable year.

Both Reorganizations.    Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares will not recognize any gain or loss as a result of the Reorganizations. If an Acquired Portfolio sells securities before its Reorganization, it may recognize gains or losses (which losses could be significant) on those sales. Any net gains recognized on those sales would increase the amount of any distribution the Acquired Portfolio must make to its shareholders before consummating its Reorganization.

If a Reorganization fails to meet the requirements of Code section 368(a)(1)(D), a Separate Account that is invested in shares of the Acquired Portfolio involved therein could realize a gain or loss on the transaction equal to the difference between its basis in those shares and the fair market value of the Acquiring Portfolio Shares it receives.

The Trust has not sought a tax ruling from the Service but instead is acting in reliance on the opinion of Counsel discussed above. That opinion is not binding on the Service or the courts and does not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Management of EQ Trust and VIP Trust

This section provides information about the Trusts, the Manager, and the Sub-Advisers for the Portfolios of the Trusts involved in the Reorganizations.

EQ Trust

EQ Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of EQ Trust and its Portfolios. EQ Trust issues shares of beneficial interest that are currently divided among eighty-six (86) Portfolios, sixty-one (61) of which have authorized Class IA, Class IB and Class K shares, twenty-five (25) of which are only authorized to issue Class IB and Class K shares. This Combined Proxy Statement/Prospectus describes the Class IB and Class K shares of the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, All Asset Growth- Alt 20 Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, AXA/Horizon Small Cap Value Portfolio, and Pac Global.

VIP Trust

VIP Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board is responsible for the overall management of VIP Trust and its Portfolios. VIP Trust issues shares of beneficial interest that are currently divided among twenty-three (23) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Combined Proxy Statement/Prospectus describes the Class B shares of the Alt 100 Moderate Portfolio, Real Assets Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and CharterSM Moderate Portfolio.

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The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, is the Manager to each Acquired Portfolio and each Acquiring Portfolio. FMG LLC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. FMG LLC also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and serves as a CPO with respect to certain portfolios of EQ Trust; however, FMG LLC currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each Acquired Portfolio and Acquiring Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. FMG LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”). AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC serves as the investment manager to mutual funds and other pooled investment vehicles and, as of December 31, 2016, had approximately $101.5 billion in assets under management.

The Manager has a variety of responsibilities for the general management and administration of the Trusts and the Portfolios. With respect to the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, All Asset Growth- Alt 20 Portfolio, Alt 100 Moderate Portfolio, Real Assets Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and CharterSM Moderate Portfolio, the Manager is responsible for determining the asset allocation range for these Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the applicable Board. The Manager also periodically establishes specific percentage targets for each asset category and identifies each Underlying Portfolio and Underlying ETF to be held by these Portfolios using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also rebalances these Portfolios’ holdings through its selection of Underlying Portfolios and Underlying ETFs as deemed necessary to bring the asset allocation of each Portfolio back into alignment with its asset allocation range and target investment percentages.

The Manager may be subject to potential conflicts of interest in selecting Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Manager may be subject to potential conflicts of interest in selecting affiliated Underlying Portfolios because the fees paid to it by some of the affiliated Underlying Portfolios are higher than the fees paid by other affiliated Underlying Portfolios.

With respect to the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/Horizon Small Cap Value Portfolio, and Pac Global Portfolio, the Manager provides or oversees the provision of all investment advisory, portfolio management, and administrative services to these Portfolios. The Manager has supervisory responsibility for the management and investment of these Portfolios’ assets and develops overall investment strategies for the Portfolios. The Manager also has discretion to make all determinations with respect to the investment of these Portfolio’s assets. As further discussed below, the Manager’s management responsibilities include the selection and monitoring of Sub-Advisers.

With respect to the AXA/Horizon Small Cap Value Portfolio and Pac Global Portfolio (“Hybrid Portfolios”), each of which consists of an Index Allocated Portion and an Active Allocated Portion, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Sub-Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including selecting Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board. With respect to certain of the Hybrid Portfolios, the Manager also is responsible for developing and overseeing the proprietary research model used to manage the equity exposure of each Portfolio.

The Manager plays an active role in monitoring each portfolio and Sub-Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The

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Manager also monitors each Sub-Adviser’s portfolio management team to determine whether its investment activities remain consistent with the portfolios’ (or portion thereof) investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact a Sub-Adviser’s overall business. The Manager monitors continuity in a Sub-Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Sub-Adviser no less frequently than annually. The Manager obtains detailed, comprehensive information concerning portfolio and Sub-Adviser performance and portfolio operations that is used to supervise and monitor a Sub-Adviser and the portfolio operations. A team is responsible for conducting ongoing investment reviews with each Sub-Adviser and for developing the criteria by which portfolio performance is measured.

The Manager selects Sub-Advisers from a pool of candidates, including its affiliates, to manage the portfolio (or portions thereof). The Manager may appoint, dismiss and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the EQ Trust’s Board. The Manager also may allocate a portfolio’s assets to additional Sub-Advisers subject to the approval of the Board and has discretion to allocate a portfolio’s assets among a portfolio’s current Sub-Advisers. The Manager recommends Sub-Advisers for a portfolio to the Board based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Manager does not expect to recommend frequent changes of Sub-Advisers.

If the Manager appoints, dismisses or replaces a Sub-Adviser to a portfolio or adjusts the asset allocation among Sub-Advisers in a portfolio the affected portfolio may experience a period of transition during which the securities held in the portfolio may be repositioned in connection with the change in Sub-Adviser(s). A portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change(s). Generally, transitions may be implemented before or after the effective date of the new Sub-Adviser’s appointment as an adviser to the portfolio, and may be completed in several days to several weeks, depending on the particular circumstances of the transition. In addition, as described in “Comparative Performance Information” above, the past performance of a portfolio is not necessarily an indication of future performance. This may be particularly true for any portfolios that have undergone Sub-Adviser changes and/or changes to the investment objectives or policies of the portfolio.

The Manager is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the EQ Trust’s Board. A committee of FMG LLC investment personnel (“Investment Committee”) is primarily responsible for the selection, monitoring and oversight of each Portfolio’s Sub-Adviser(s), as applicable, and performs other duties for portfolios not described in this Combined Proxy Statement/Prospectus.

The Manager has received an exemptive order from the SEC to permit it and the Board to appoint, dismiss and replace Sub-Advisers and to amend the sub-advisory agreements between the Manager and the Sub-Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trusts’ Boards, to appoint, dismiss and replace Sub-Advisers and to amend sub-advisory agreements without obtaining shareholder approval. If a new Sub-Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into a sub-advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (the “Affiliated Sub-Adviser”), such as AllianceBernstein, AXA Investment Managers, Inc., and AXA Rosenberg Investment Management LLC, unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected portfolio’s shareholders. An amendment to an investment management agreement between FMG LLC and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a portfolio will also be submitted to shareholders for approval.

The portfolio managers at FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, that are jointly and primarily responsible for the day-to-day management of each Portfolio are: Kenneth T. Kozlowski, CFP®, CLU, ChFC, and Alwi Chan, CFA®.

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Kenneth T. Kozlowski, CFP®, CHFC, CLU has served as Executive Vice President and Chief Investment Officer of FMG LLC since June 2012 and as Managing Director of AXA Equitable since September 2011. He was Senior Vice President of FMG LLC from May 2011 to June 2012 and a Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of EQ Trust from June 2010 to present. Since 2003, Mr. Kozlowski has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC and for the ETF Allocated Portions since May 25, 2007. Mr. Kozlowski served as Chief Financial Officer and Treasurer of EQ Trust from 2002 to 2007. He has been managing the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio since May 2015 and the EQ/PIMCO Global Real Return Portfolio since May 2011.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of FMG LLC since June 2012 and as Lead Director of AXA Equitable since February 2007. He served as Vice President of FMG LLC from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of EQ Trust since 2007. He has been managing the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio since May 2015 and the EQ/PIMCO Global Real Return Portfolio since May 2009.

Management and Administrative Fees

Each Portfolio pays a fee to FMG LLC for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received from each Portfolio in 2016 for managing the Portfolio and the rate of the management fees waived by the Manager in 2016 in accordance with the provisions of the Expense Limitation Arrangement, as defined below, with respect to each Portfolio.

Acquiring Portfolio	Annual Rate Received All Classes	Rate of Fees Waived and Expenses Reimbursed
		Class IB	Class K	Class B
All Asset Growth-Alt 20 Portfolio	0.10%	(0.01)%	(0.01)%	N/A
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	0.60%	(0.05)%	(0.06)%	N/A
CharterSM Moderate Portfolio	0.15%	N/A	N/A	(0.94)%
EQ/PIMCO Global Real Return Portfolio	0.60%	(0.18)%	(0.17)%	N/A
AXA/Horizon Small Cap Value Portfolio	0.80%	(0.09)%	(0.09)%	N/A

Acquired Portfolio	Annual Rate Received All Classes	Rate of Fees Waived and Expenses Reimbursed
		Class IB	Class K	Class B
Alt 25 Portfolio	0.10%	(0.47)	(0.47)	N/A
Alt 50 Portfolio	0.10%	(4.75)	(3.01)%	N/A
Alt 75 Portfolio	0.10%	(4.52)	(3.00)%	N/A
Alternative 100 Moderate Portfolio	0.15%	N/A	N/A	(0.83)
Income Strategies Portfolio	0.15%	N/A	N/A	(2.70)%
Interest Rate Strategies Portfolio	0.15%	N/A	N/A	(2.67)%
International Moderate Portfolio	0.15%	N/A	N/A	(0.94)%
Real Assets Portfolio	0.15%	N/A	N/A	(1.94)%
Pac Global Portfolio	0.80%	(0.10)%	(0.10)%	N/A

In the interest of limiting through April 30, 2018 (unless the Board of Trustees of the respective Trust consents to an earlier revision or termination of this arrangement) the expenses of certain portfolios, the Manager has entered into an expense limitation agreement with each Trust with respect to each Acquiring Portfolio (“Expense Limitation Arrangement”). Pursuant to the Expense Limitation Arrangement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of each Acquiring Portfolio so that (1) the annual operating expenses of AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/Horizon Small Cap Value Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized

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expenses, fees and expenses of other investment companies in which the Acquiring Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below, and (2) the annual operating expenses (including acquired fund fees and expenses) of the All Asset Growth-Alt 20 Portfolio and Moderate Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below:

Acquiring Portfolio	Total Expenses Limited to (% of average daily net assets)
	Class IB	Class K	Class B
All Asset Growth-Alt 20 Portfolio	1.35%	1.10%	N/A
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	1.05%	0.80%	N/A
CharterSM Moderate Portfolio	N/A	N/A	1.30%
EQ/PIMCO Global Real Return Portfolio	1.00%	0.75%	N/A
AXA/Horizon Small Cap Value Portfolio	1.15%	0.90%	N/A

The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The All Asset Growth-Alt 20 Portfolio offers Class IA shares and the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio and EQ/PIMCO Global Real Return Portfolio each offer Class K shares, which are subject to the Expense Limitation Arrangement but are not subject to the Reorganization. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Acquiring Portfolio’s expense ratio and such reimbursements do not exceed the Acquiring Portfolio’s expense cap at the time of the waiver and/or reimbursement. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

In the interest of limiting through April 30, 2017 (unless the Board of Trustees of the respective Trust consents to an earlier revision or termination of this arrangement) the expenses of certain portfolios, the Manager has entered into an expense limitation agreement with each Trust with respect to each Acquired Portfolio (“Expense Limitation Arrangement”). Pursuant to the Expense Limitation Arrangement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of each Acquired Portfolio so that (1) the annual operating expenses of the Alt 25 Portfolio, Alt 50 Portfolio, and Alt 75 Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and investment vehicles in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below; (2) the annual operating expenses (including acquired fund fees and expenses) of the Alternative 100 Moderate Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and Real Assets Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below; and (3) the annual operating expenses of the Pac Global Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies and exchange-traded investment vehicles in which the Portfolio invests and extraordinary expenses) as a percentage of average daily net assets do not exceed the following respective expense ratios:

Acquired Portfolio	Total Expenses Limited to (% of average daily net assets)
	Class IB	Class K	Class B
Alt 25 Portfolio	0.65%	0.40%	N/A
Alt 50 Portfolio	0.65%	0.40%	N/A
Alt 75 Portfolio	0.65%	0.40%	N/A
Alternative 100 Moderate Portfolio	N/A	N/A	1.55%
Income Strategies Portfolio	N/A	N/A	1.20%

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Acquired Portfolio	Total Expenses Limited to (% of average daily net assets)
	Class IB	Class K	Class B
Interest Rate Strategies Portfolio	N/A	N/A	1.20%
International Moderate Portfolio	N/A	N/A	1.25%
Real Assets Portfolio	N/A	N/A	1.40%
Pac Global Portfolio	1.20%	0.95%	N/A

The Manager has voluntarily agreed to make payments or waive all or a portion of its management, administrative and other fees to limit the expenses of the Pac Global Portfolio so that the annual operating expenses of the Portfolio (exclusive of interest, taxes, brokerage commissions, fees and expenses of other investment companies in which the Portfolio invests, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) as a percentage of average daily net assets do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares and 0.90% for Class K shares of the Portfolio.

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of a Portfolio’s expense ratio and such reimbursements do not exceed a Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, a Portfolio will be charged such lower expenses. The Manager’s selection of Underlying Portfolios may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement. The expense limitation described above for the Acquired Portfolios is the current arrangement of the Acquired Portfolios and will not continue if their Reorganizations are approved. If the Acquired Portfolios are reorganized, the Manager will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolios prior to their Reorganizations.

Each Sub-Adviser to a Portfolio is paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or a decrease in the amount of the management fee retained by the Manager, without shareholder approval. A discussion of the basis for the decision by the Board of each of EQ Trust and VIP Trust to approve the investment management and sub-advisory agreements with respect to each Portfolio is available in each respective Trust’s Semi-Annual or Annual Report to Shareholders.

FMG LLC also currently serves as the Administrator of the Portfolios. The administrative services provided to the Trusts by FMG LLC include, among others, coordination of each Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of each Trust’’ proxy voting policies and procedures and anti-money laundering program.

For administrative services, in addition to the management fee, each Portfolio pays FMG LLC its proportionate share of an asset-based administration fee.

Each of Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, Alt 100 Moderate Portfolio, Real Assets Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, All Asset Growth-Alt 20 Portfolio, and CharterSM Moderate Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the All Asset Growth-Alt 20 Portfolio and CharterSM Moderate Portfolio are aggregated with those of EQ Trust’s Strategic Allocation Portfolios and AXA/Franklin Templeton Allocation Managed Volatility Portfolio, and with VIP Trust Portfolios, which are also managed by FMG LLC, each of which are offered in other prospectuses (together with the All Asset Growth-Alt 20 Portfolio and CharterSM Moderate Portfolio, the “Fund-of-Funds Portfolios”). The asset-based administration fee is equal to an annual rate of 0.15% of the first $35 billion of the aggregate average daily net assets of the Fund-of-Funds Portfolios; 0.11% of the next $10 billion; $0.10% of the next 5 billion and 0.095% thereafter.

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Each of AXA/DoubleLine Opportunistic Core Plus Bond Portfolio and EQ/PIMCO Global Real Return Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Single-Advised Portfolios, subject to a minimum annual fee of $30,000. The Single-Advised Portfolios include AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, AXA/AB Short Duration Government Bond Portfolio, AXA/Loomis Sayles Growth Portfolio, AXA Natural Resources Portfolio, AXA Real Estate Portfolio, AXA SmartBeta Equity Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Equity Index Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/MFS International Growth Portfolio, EQ/MidCap Index Portfolio, EQ/Money Market Portfolio, EQ/Morgan Stanley Mid Cap Growth Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/UBS Growth and Income Portfolio, and EQ/Wells Fargo Omega Growth Portfolio, (together with the EQ/Energy ETF Portfolio and EQ/Low Volatility Global ETF Portfolio, which are offered in another prospectus). The Single-Advised Portfolios’ asset based administration fee rates based on aggregate average daily net assets of the Single-Advised Portfolios is equal to an annual rate of: 0.100% of the first $30 billion; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; and 0.0925% thereafter.

Each of the Pac Global Portfolio and AXA/Horizon Small Cap Value Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with those of the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio (each a “Hybrid Portfolio”), and the AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios (the ATM Portfolios are ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio and AXA International Managed Volatility Portfolio, which are offered in another Prospectus), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.15% of the first $25 billion of the aggregate average daily net assets of the Portfolios, Hybrid Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, and the ATM Portfolios; 0.11% on the next $10 billion; 0.10% on the next $5 billion; and 0.095% thereafter.

The Sub-Advisers

Each of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/Horizon Small Cap Value Portfolio, and Pac Global Portfolio’s investments are selected by its Sub-Adviser(s). The following table describes the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/Horizon Small Cap Value Portfolio, and Pacific Global Portfolio’s Sub-Adviser(s) and portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of each Portfolio is available in the EQ Trust and VIP Trust Statement of Additional Information dated May 1, 2016, as supplemented.

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Portfolio	Sub-Adviser and Portfolio Managers	Business Experience

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	DoubleLine Capital LP 333 S. Grand Avenue, Suite 1800, Los Angeles, CA 90071 Portfolio Managers Jeffrey E. Gundlach	Jeffrey E. Gundlach is the founder, Chief Executive Officer, and Chief Investment Officer of DoubleLine. Mr. Gundlach has been Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in December 2009. Mr. Gundlach has a B.A. in Mathematics and Philosophy from Dartmouth College. He has been managing the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio since May 2015.

EQ/PIMCO Global Real Return Portfolio	Pacific Investment Management Company LLC 650 Newport Center Drive, Newport Beach, CA 92660 Portfolio Managers Mihir P. Worah Jeremie Banet

Mihir P. Worah is CIO Asset Allocation and Real Return and a managing director in the Newport Beach office. He is a member of the Investment Committee and the Executive Committee, and oversees portfolio management for the U.S. He is a generalist portfolio manager who manages a variety of fixed income, commodity and multi-asset portfolios. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 15 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago. He has been managing the EQ/PIMCO Global Real Return Portfolio since February 2013.

Jeremie Banet is an executive vice president in the Newport Beach office and a portfolio manager on the real return team. Prior to joining PIMCO in 2011, he traded inflation-linked investments at Nomura Fixed Income. Prior to that, he was with BNP Paribas, most recently as head of U.S. inflation trading. He has 15 years of investment and financial services experience and holds a master’s degree in applied economics and an undergraduate degree from Paris IX Dauphine University. He has been managing the EQ/PIMCO Global Real Return Portfolio since May 2015.

AXA/Horizon Small Cap Value Portfolio	Horizon Asset Management LLC 470 Park Avenue South, New York, NY 10016 Portfolio Managers Murray Stahl Matthew Houk	Murray Stahl is primarily responsible for the investment decisions for an Active Allocated Portion of the AXA/Horizon Small Cap Value Portfolio. Mr. Stahl currently serves as Chairman and Chief Investment Officer of Horizon. Mr. Stahl, a co-founder of Horizon, has over thirty years of investing experience and, in addition to overseeing the Horizon Research Team, is Chairman of Horizon’s Investment Committee, which is responsible for portfolio management decisions. Mr. Stahl has full authority over all aspects of the an Active Allocated Portion of the AXA/Horizon Small Cap Value Portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and management of daily cash balances in accordance with anticipated investment management requirements.

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Portfolio	Sub-Adviser and Portfolio Managers	Business Experience
Matthew Houk’s primary responsibility is to assist Mr. Stahl in communicating Horizon’s investment strategy and research to clients. In addition, Mr. Houk is responsible for conducting and authoring research and is also a Co-Portfolio Manager of a small-cap fund managed by an affiliate of Horizon. Mr. Houk joined the firm in 2008 and prior to that, was with Goldman, Sachs & Co. from 2005 to 2008.

BlackRock Investment Management, LLC P.O. Box 9011, Princeton, NJ 08543-9011 Portfolio Managers Alan Mason Greg Savage, Creighton Jue Rachel M. Aguirre

Alan Mason, Managing Director of BlackRock since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, Managing Director of BlackRock since 2010; Director of BlackRock in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Creighton Jue, CFA, Managing Director of BlackRock since 2011; Director of BlackRock from 2009 to 2011; Principal of BGI from 2000 to 2009.

Rachel M. Aguirre, Director of BlackRock since 2012; Vice President of BlackRock from 2009 to 2011; Principal and Portfolio Manager of BGI from 2005 to 2009.

AXA/Pacific Global Small Cap Value Portfolio	Pacific Global Investment Management Company 101 N. Brand Blvd., Suite 1950 Glendale, CA 91203 Portfolio Managers George A. Henning	George A. Henning is primarily responsible for the day-to-day management of the Active Allocated Portion of the AXA/Pacific Global Small Cap Value Portfolio. Mr. Henning has been a portfolio manager since 1993.

Legal Proceedings

A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“AXA Equitable FMG”) (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services.

In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG (“Sanford Litigation”). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, plaintiffs and defendants filed motions for summary judgement, which were denied by the Court.

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The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. In August 2016, the Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the Plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third District.

On November 1, 2010, EQ Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to EQ Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

On July 1, 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

On August 24, 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). This Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/Small Company Index II Portfolio, the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as a class action. The amounts paid to the above six Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio – $1,740,800; (ii) the EQ/GAMCO Mergers and Acquisitions Portfolio – $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio – $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio – $64,600; (v) the EQ/Small Company Index II Portfolio (now called EQ/Small Company Index) – $61,200; (vi) the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index) – $18,360; and (vii) the Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) – $3,359,200.

The lawsuits do not allege any misconduct by the EQ Trust or its Portfolios. The Noteholders and Retirees’ suits have been dismissed and the United States Court of Appeals for the Second Circuit has affirmed the dismissal of those suits. The Committee Suit remains pending before the United States District Court for the Southern District of New York. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be

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decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

Portfolio Services

Portfolio Distribution Arrangements

EQ Trust

EQ Trust offers Class IA shares, Class IB shares, and Class K shares on behalf of the All Asset Growth - Alt 20 Portfolio. EQ Trust offers Class IB shares and Class K shares of the Alt 25 Portfolio, Alt 50 Portfolio, Alt 75 Portfolio, All Asset Growth- Alt 20 Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, AXA/Horizon Small Cap Value Portfolio, and Pac Global. AXA Distributors, LLC (“AXA Distributors”) serves as the distributor for the Class IA, Class IB and Class K shares of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. AXA Distributors is an affiliate of FMG LLC. AXA Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

EQ Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IA and Class IB shares (“Distribution Plan”). Under the Distribution Plan, the Class IA and Class IB shares of EQ Trust are charged a distribution and/or service (12b-1) fee to compensate AXA Distributors for promoting, selling and servicing shares of the Portfolios. The distribution and/or service (12b-1) fee may be retained by AXA Distributors or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for each Portfolio’s Class IA and Class IB shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IA and Class IB shares. Because these fees are paid out of each Portfolio’s assets on an ongoing basis, over time, the fees for Class IA and Class IB shares will increase your cost of investing and may cost you more than other types of charges. The All Asset Growth - Alt 20 Portfolio’s Class IA shares are not subject to the Reorganizations.

The distributor also may receive payments from certain Sub-Advisers of the Underlying Portfolios or their affiliates to help defray expenses for sales meetings, or seminar sponsorships and similar expenses that may relate to the Contracts and/or the Sub-Advisers’ respective Underlying Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Sub-Advisers in connection with the distribution of the Contracts.

VIP Trust

The Alt 100 Moderate Portfolio, Real Assets Portfolio, Income Strategies Portfolio, Interest Rate Strategies Portfolio, International Moderate Portfolio, and CharterSM Moderate Portfolio are distributed by AXA Distributors. AXA Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA. VIP Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the CharterSM Allocation Portfolios’ Class A and Class B shares. Under the Distribution Plan, Class A and Class B shares are charged a distribution and/or service (12b-1) fee to compensate AXA Distributors for promoting, selling and servicing shares of the CharterSM Allocation Portfolios. The distribution and/or service (12b-1) fee may be retained by AXA Distributors or used to pay financial intermediaries for similar services. The maximum annual distribution and/or service (12b-1) fee for each CharterSM Allocation Portfolio’s Class A and Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to Class A and Class B shares. Because these fees are paid out of each CharterSM Allocation Portfolio’s assets on an ongoing basis, over time, these fees for Class A and Class B shares will increase the cost of your investment and may cost you more than paying other types of charges. The CharterSM Allocation Portfolios Class A shares are not subject to the Reorganizations.

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The distributor may receive payments from certain investment advisers or sub-advisers of the Underlying Portfolios and Underlying ETFs or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the investment advisers or sub-advisers respective Underlying Portfolios and Underlying ETFs. These sales meetings or seminar sponsorships may provide the investment advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive other marketing support from the investment advisers or sub-advisers in connection with the distribution of the Contracts.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. The Portfolios and their related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Portfolio over another investment or by influencing an insurance company to include the Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Buying and Selling Shares

The Portfolios’ shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable Life Insurance Company (“AXA Equitable”), or other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and other investors eligible under applicable federal tax regulations. Class K shares of the Portfolios are sold only to other portfolios of the Trusts and certain group annuity and retirement plans.

The Portfolios do not have minimum initial or subsequent investment requirements. Shares of the Portfolios are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming shares of the Portfolios.

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Portfolio reserves the right to suspend or change the terms of purchasing or selling shares.

The Trusts may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange (“NYSE”) is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of FMG LLC.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect the Portfolios’ performance and the interests of long-term investors by requiring the Portfolios to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, the Portfolios may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolios’ performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio

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shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities (e.g., EQ/ International Equity Index Portfolio, EQ/MFS International Growth Portfolio, AXA International Value Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, iShares MSCI Emerging Markets ETF), the securities of small- and mid-capitalization companies (e.g., Multimanager Mid Cap Growth Portfolio, AXA/AB Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio,) or high yield securities (e.g. EQ/High Yield Bond Portfolio, SPDR Barclays Capital High Yield Bond ETF), it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than a portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

Each Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trusts and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trusts reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

Each Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. Each Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of each Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

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The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of each Trust, determines that a Contractholder’s transfer patterns among a Trust’s portfolios are disruptive to a Trust’s portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

Each Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each portfolio. Each Trust aggregates inflows and outflows for each portfolio on a daily basis. When a potentially disruptive transfer into or out of a portfolio occurs on a day when the portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is

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identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, or an affiliate thereof or the Trusts also may in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult your Contract prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of portfolio shares also apply to retirement plan participants. The above policies and procedures do not apply to transfers, purchases and redemptions of shares of portfolios of each Trust by funds of funds managed by FMG LLC. These transfers, purchases and redemptions are exempt from the above policies and procedures because they are initiated pursuant to asset allocation strategies developed by FMG LLC and its affiliates and, therefore, are not intended to disadvantage the relevant portfolios or their shareholders.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the portfolios, including the Portfolios.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio of EQ Trust, including the Portfolios, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the NYSE on the days it is open for trading. This is normally 4:00 p.m. Eastern time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a portfolio or its designated agent.

•

A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by a Portfolio are valued at their respective net asset values. Generally, other portfolio securities and assets of a Portfolio as well as portfolio securities and other assets held by the Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

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•	Debt securities — based upon pricing service valuations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

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Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

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Options — for exchange traded options, last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last sales price or, if there is no sale, latest available bid price.

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Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•	Swaps—utilize prices provided by approved pricing services.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in the Trusts’ calculations of net asset values for each applicable portfolio when each Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the EQ Trust Board believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

Each business day, the portfolios’ net asset values, including the net asset values of any applicable Acquiring Portfolio, are transmitted electronically to insurance companies that use the portfolios as underlying investment options for Contracts.

108

Dividends and Other Distributions

Each Portfolio generally distributes most or all of its net investment income and net realized gains (collectively, “Taxable Income”), if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of the Portfolio.

Federal Income Tax Considerations

The Portfolios currently sell their shares only to insurance company separate accounts, qualified plans and other investors eligible under applicable tax regulations. Accordingly, distributions a Portfolio makes of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (collectively, “Taxable Income”) and net gains realized on its shareholders’ redemptions or exchanges of Portfolio shares generally will not be taxable to them (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a “regulated investment company” (a “RIC”), for federal tax purposes. Each g Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so.

A Portfolio that satisfies the federal tax requirements to be treated as a RIC is not taxed at the entity (portfolio) level to the extent it passes through its Taxable Income to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that a Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because each shareholder of the Portfolio that is an insurance company separate account will then be able to use a “look-through” rule in determining whether the account meets federal tax investment diversification rules for those accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the investment manager and the administrator of the Trust, therefore carefully monitors the Portfolios’ compliance with all of the RIC rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Portfolio Holdings Disclosure

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ Statement of Additional Information.

109

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Class IB and Class K shares of the All Asset Growth- Alt 20 Portfolio, AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, AXA/Horizon Small Cap Value Portfolio, All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio, and AXA/Pacific Global Small Cap Value Portfolio, and the Class B shares of the CharterSM Moderate Portfolio, CharterSM Alternative 100 Moderate Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM International Moderate Portfolio, and CharterSM Real Assets Portfolio. The financial information in the tables is for the past five years (or, if shorter, the period of operations). The financial information below for the Class IA, Class IB, Class K, and Class B shares, as applicable, of the respective Portfolios has been derived from the financial statements of the Portfolios, which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Portfolio’s financial statements for the fiscal year ended December 31, 2016, and the financial statements themselves as of December 31, 2016 are included in the Statement of Additional Information relating to this Combined Proxy Statement/Prospectus. The information should be read in conjunction with these financial statement documents.

Certain information reflects financial results for a single share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges.

110

All Asset Growth-Alt 20 Portfolio

	Year Ended December 31,
Class IA	2016	2015	2014	2013	2012
Net asset value, beginning of year	$17.84	$19.30	$19.59	$18.42	$17.11

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.14	0.24	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.48	(0.90)	0.25	2.37	1.80

Total from investment operations	1.71	(0.76)	0.49	2.58	2.05

Less distributions:
Dividends from net investment income	(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of year	$18.90	$17.84	$19.30	$19.59	$18.42

Total return	9.55%	(3.94)%	2.42%	14.12%	11.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,358	$14,722	$12,546	$9,868	$6,218
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58%	0.57%	0.51%	0.35%	0.35%
Before waivers and reimbursements (f)	0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.26%	0.71%	1.21%	1.09%	1.37%
Before waivers and reimbursements (f)(x)	1.25%	0.71%	1.14%	0.86%	1.09%
Portfolio turnover rate^	11%	14%	18%	43%	43%

	Year Ended December 31,
Class IB	2016	2015	2014	2013	2012
Net asset value, beginning of year	$17.88	$19.34	$19.64	$18.46	$17.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21	0.12	0.21	0.17	0.22
Net realized and unrealized gain (loss) on investments	1.51	(0.88)	0.27	2.42	1.83

Total from investment operations	1.72	(0.76)	0.48	2.59	2.05

Less distributions:
Dividends from net investment income	(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of year	$18.95	$17.88	$19.34	$19.64	$18.46

Total return	9.59%	(3.93)%	2.36%	14.15%	11.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$253,966	$247,650	$276,875	$285,902	$267,515
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58%	0.57%	0.50%	0.35%	0.35%
Before waivers and reimbursements (f)	0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.11%	0.62%	1.06%	0.88%	1.22%
Before waivers and reimbursements (f)(x)	1.10%	0.62%	0.98%	0.65%	0.95%
Portfolio turnover rate^	11%	14%	18%	43%	43%

111

All Asset Growth-Alt 20 Portfolio (Continued)

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K	2016	2015	2014	2013
Net asset value, beginning of period	$17.80	$19.26	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27	0.20	0.31	0.38	0.39
Net realized and unrealized gain (loss) on investments	1.48	(0.92)	0.22	2.25	0.32

Total from investment operations	1.75	(0.72)	0.53	2.63	0.71

Less distributions:
Dividends from net investment income	(0.29)	(0.20)	(0.33)	(0.32)	(0.32)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.34)

Total dividends and distributions	(0.69)	(0.74)	(0.83)	(1.46)	(0.66)

Net asset value, end of period	$18.86	$17.80	$19.26	$19.56	$18.39

Total return (b)	9.84%	(3.72)%	2.62%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,470	$1,191	$931	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33%	0.32%	0.26%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.34%	0.32%	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.45%	1.06%	1.56%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.44%	1.06%	1.49%	1.66%	5.83	%(l)
Portfolio turnover rate^	11%	14%	18%	43%	43%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

112

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio

Class IB	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.17
Net realized and unrealized gain (loss) on investments	0.21	(0.39)

Total from investment operations	0.46	(0.22)

Less distributions:
Dividends from net investment income	(0.26)	(0.17)

Net asset value, end of period	$9.81	$9.61

Total return (b)	4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06%	1.08%
Before waivers (a)(f)	1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.52%	2.54	%(l)
Before waivers (a)(f)	2.47%	2.36	%(l)
Portfolio turnover rate (z)^	76%	79%

Class K	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.18
Net realized and unrealized gain (loss) on investments	0.21	(0.38)

Total from investment operations	0.49	(0.20)

Less distributions:
Dividends from net investment income	(0.29)	(0.19)

Net asset value, end of period	$9.81	$9.61

Total return (b)	5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.84%
Before waivers (a)(f)	0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.84%	2.67	%(l)
Before waivers (a)(f)	2.78%	2.47	%(l)
Portfolio turnover rate (z)^	76%	79%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

113

EQ/PIMCO Global Real Return Portfolio

	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class IB	2016		2015		2014
Net asset value, beginning of period	$9.26		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.04		0.06	—	#
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.85		(0.27)		0.68	(0.59)

Total from investment operations	0.94		(0.23)		0.74	(0.59)

Less distributions:
Dividends from net investment income	(0.49)		(0.13)		(0.47)	(0.01)
Distributions from net realized gains	(0.02)		(0.05)		—	—

Total dividends and distributions	(0.51)		(0.18)		(0.47)	(0.01)

Net asset value, end of period	$9.69		$9.26		$9.67	$9.40

Total return (b)	10.35%		(2.36)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,725		$25,420		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.31	%****	1.12	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.49	%****	1.36	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.92%		0.42%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	0.74%		0.18%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	108%		66%		92%	555%

	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class K	2016		2015		2014
Net asset value, beginning of period	$9.28		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.05		0.10	0.05
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.85		(0.26)		0.66	(0.62)

Total from investment operations	0.97		(0.21)		0.76	(0.57)

Less distributions:
Dividends from net investment income	(0.52)		(0.13)		(0.49)	(0.03)
Distributions from net realized gains	(0.02)		(0.05)		—	—

Total dividends and distributions	(0.54)		(0.18)		(0.49)	(0.03)

Net asset value, end of period	$9.71		$9.28		$9.67	$9.40

Total return (b)	10.63%		(2.15)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,346		$28,098		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05	%*****	0.87	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.22	%*****	1.11	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.17%		0.48%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	0.99%		0.23%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	108%		66%		92%	555%

114

EQ/PIMCO Global Real Return Portfolio (Continued)

*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.12%.
****	Includes Interest Expense of 0.31%
*****	Includes Interest Expense of 0.30%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

115

AXA/Horizon Small Cap Value Portfolio

Class IB	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.03		—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.02	(1.10)		0.41		0.06

Total from investment operations	2.08	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	(0.03)	—		—		—	#
Distributions from net realized gains	(0.50)	(0.36)		—		(0.27)
Return of capital	(0.26)	(0.02)		—		(0.02)

Total dividends and distributions	(0.79)	(0.38)		—		(0.29)

Net asset value, end of period	$9.84	$8.55		$10.20		$9.79

Total return (b)	24.19%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$418	$166		$—		$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%	1.22%		1.25%		1.25%
Before waivers (a)(f)	1.27%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.61%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers (a)(f)	0.52%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate (z)^	23%	17%		17%		18%

	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K	2016	2015
Net asset value, beginning of period	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.03	(0.90)	0.05

Total from investment operations	2.10	(0.85)	0.09

Less distributions:
Dividends from net investment income	(0.04)	(0.02)	(0.01)
Distributions from net realized gains	(0.50)	(0.36)	(0.27)
Return of capital	(0.27)	(0.02)	(0.02)

Total dividends and distributions	(0.81)	(0.40)	(0.30)

Net asset value, end of period	$9.83	$8.54	$9.79

Total return (b)	24.54%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173,256	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93%	0.98%	1.00%
Before waivers (a)(f)	1.02%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.82%	0.48%	0.55	%(l)
Before waivers (a)(f)	0.73%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	23%	17%	18%

116

AXA/Horizon Small Cap Value Portfolio (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

117

All Asset Aggressive-Alt 25 Portfolio

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class IB	2016	2015	2014	2013
Net asset value, beginning of period	$11.10	$11.90	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11	0.08	0.18	0.27	0.11
Net realized and unrealized gain (loss) on investments	1.04	(0.60)	0.11	1.59	0.30

Total from investment operations	1.15	(0.52)	0.29	1.86	0.41

Less distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.17)	(0.16)	(0.12)
Distributions from net realized gains	(0.13)	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	(0.25)	(0.28)	(0.30)	(0.24)	(0.12)

Net asset value, end of period	$12.00	$11.10	$11.90	$11.91	$10.29

Total return (b)	10.34%	(4.44)%	2.36%	18.08%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,004	$22,461	$16,073	$4,911	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.10%	1.32%	2.20%	6.43%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.96%	0.65%	1.52%	2.32%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	0.49%	(0.02)%	(0.10)%	(3.76)%	(32.59	)%(l)
Portfolio turnover rate (z)^	18%	24%	34%	41%	3%

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K	2016	2015	2014	2013
Net asset value, beginning of period	$11.10	$11.89	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.09	0.15	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.04	(0.57)	0.16	1.70	0.30

Total from investment operations	1.17	(0.48)	0.31	1.89	0.42

Less distributions:
Dividends from net investment income	(0.15)	(0.12)	(0.20)	(0.19)	(0.13)
Distributions from net realized gains	(0.13)	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	(0.28)	(0.31)	(0.33)	(0.27)	(0.13)

Net asset value, end of period	$11.99	$11.10	$11.89	$11.91	$10.29

Total return (b)	10.53%	(4.11)%	2.53%	18.38%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,688	$1,348	$1,527	$981	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.38%	0.40%	0.32%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.85%	1.07%	2.06%	7.74%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.17%	0.72%	1.27%	1.64%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	0.70%	0.05%	(0.47)%	(6.00)%	(32.35	)%(l)
Portfolio turnover rate (z)^	18%	24%	34%	41%	3%

118

All Asset Aggressive-Alt 25 Portfolio (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

119

All Asset Aggressive-Alt 50 Portfolio

	Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB	2016	2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09	0.06	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.87	(0.71)	0.01 †	(0.16)

Total from investment operations	0.96	(0.65)	0.16	(0.05)

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.26)	(0.17)
Distributions from net realized gains	(0.06)	(0.36)	—	(0.10)

Total dividends and distributions	(0.16)	(0.44)	(0.26)	(0.27)

Net asset value, end of period	$9.29	$8.49	$9.58	$9.68

Total return (b)	11.31%	(6.87)%	1.69%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,836	$2,299	$2,323	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	5.39%	4.56%	5.06%	4.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.97%	0.67%	1.53%	6.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.78)%	(3.24)%	(2.97)%	2.59	%(l)
Portfolio turnover rate (z)^	17%	15%	12%	1%

	January 1, 2016 to July 7, 2016‡	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.08	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.63	(0.71)	0.02 †	(0.16)

Total from investment operations	0.62	(0.63)	0.19	(0.05)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.29)	(0.17)
Distributions from net realized gains	—	(0.36)	—	(0.10)

Total dividends and distributions	—	(0.46)	(0.29)	(0.27)

Net asset value, end of period	$9.11	$8.49	$9.58	$9.68

Total return (b)	7.30%	(6.65)%	1.95%	(0.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$1,895	$2,030	$1,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.41%	4.29%	4.71%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.13)%	0.88%	1.68%	6.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.14)%	(3.01)%	(2.73)%	2.84	%(l)
Portfolio turnover rate^	17%	15%	12%	1	%(z)

120

All Asset Aggressive-Alt 50 Portfolio (Continued)

*	Commencement of Operations.
‡	After the close of business on July 7, 2016, operations ceased and shares of seed capital were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

121

All Asset Aggressive-Alt 75 Portfolio

	Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB	2016	2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09	0.07	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.90	(0.92)	(0.15)	(0.28)

Total from investment operations	0.99	(0.85)	0.04	(0.17)

Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.30)	(0.17)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	(0.13)	(0.36)	(0.30)	(0.27)

Net asset value, end of period	$8.95	$8.09	$9.30	$9.56

Total return (b)	12.18%	(9.24)%	0.38%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,034	$2,376	$2,432	$1,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	5.16%	4.52%	5.01%	4.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.06%	0.80%	1.88%	6.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.46)%	(3.07)%	(2.56)%	2.64	%(l)
Portfolio turnover rate (z)^	30%	13%	11%	1%

	January 1, 2016 to July 7, 2016‡	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.09	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.81	(0.92)	(0.13)	(0.27)

Total from investment operations	0.81	(0.83)	0.06	(0.16)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.32)	(0.18)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	—	(0.38)	(0.32)	(0.28)

Net asset value, end of period	$8.90	$8.09	$9.30	$9.56

Total return (b)	10.01%	(9.01)%	0.64%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$1,801	$1,979	$1,967
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.41%	4.24%	4.61%	3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%	1.01%	1.95%	6.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.08)%	(2.83)%	(2.36)%	2.88	%(l)
Portfolio turnover rate^	30%	13%	11%	1	%(z)

122

All Asset Aggressive-Alt 75 Portfolio (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on July 7, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

123

AXA/Pacific Global Small Cap Value Portfolio

Class IB	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$7.16	$8.84		$8.97		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.01		—	#	(0.01)
Net realized and unrealized gain (loss) on investments and futures	2.02	(1.55)		0.06		(0.79)

Total from investment operations	2.07	(1.54)		0.06		(0.80)

Less distributions:
Dividends from net investment income	(0.04)	(0.01)		—		—
Distributions from net realized gains	—	(0.13)		—		(0.23)
Return of capital	(0.01)	—	#	—		—

Total dividends and distributions	(0.05)	(0.14)		—		(0.23)

Net asset value, end of period	$9.18	$7.16		$9.03		$8.97

Total return (b)	28.90%	(17.39)%		0.67%		(7.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$511	$204		$—		$23
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18%	1.22%		1.25%		1.25%
Before waivers and reimbursements (a)(f)	1.28%	1.26%		1.25%		5.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.21	%(l)	(0.12	)%(l)	(0.13	)%(l)
Before waivers and reimbursements (a)(f)	0.52%	0.17	%(l)	(0.12	)%(l)	(4.84	)%(l)
Portfolio turnover rate (z)^	26%	26%		26%		18%

	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K	2016	2015
Net asset value, beginning of period	$7.15	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.02	0.01
Net realized and unrealized gain (loss) on investments and futures	2.03	(1.69)	(0.80)

Total from investment operations	2.09	(1.67)	(0.79)

Less distributions:
Dividends from net investment income	(0.06)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.13)	(0.23)
Return of capital	(0.01)	— #	—

Total dividends and distributions	(0.07)	(0.15)	(0.24)

Net asset value, end of period	$9.17	$7.15	$8.97

Total return (b)	29.27%	(18.49)%	(7.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,405	$134,364	$159,905
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.98%	1.00%
Before waivers and reimbursements (a)(f)	1.03%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.24%	0.14	%(l)
Before waivers and reimbursements (a)(f)	0.70%	0.22%	0.11	%(l)
Portfolio turnover rate (z)^	26%	26%	18%

124

AXA/Pacific Global Small Cap Value Portfolio (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 30, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

125

CharterSM Moderate Portfolio

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.43		(0.43)	(0.02)	—	#

Total from investment operations	0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$9.80		$9.42	$9.93	$9.93

Total return (b)	6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	13%		39%	13%	15%

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

126

CharterSM Alternative 100 Moderate Portfolio (ag)

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$8.36		$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.85		(1.04)	(0.15)	(0.17)

Total from investment operations	0.88		(0.91)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.08)		(0.13)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.14)	—	(0.02)
Return of capital	(0.04)		—	—	(0.01)

Total dividends and distributions	(0.12)		(0.27)	(0.17)	(0.17)

Net asset value, end of period	$9.12		$8.36	$9.54	$9.73

Total return (b)	10.58%		(9.50)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,196		$12,781	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70	%(j)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.48%		2.36%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.35%		1.40%	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.42)%		(0.31)%	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	16%		30%	13%	7%

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

127

CharterSM Income Strategies Portfolio

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.14		$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.21	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.41		(0.55)	0.15	(0.18)

Total from investment operations	0.64		(0.34)	0.45	(0.02)

Less distributions:
Dividends from net investment income	(0.26)		(0.24)	(0.30)	(0.19)
Distributions from net realized gains	(0.12)		(0.15)	(0.04)	(0.03)

Total dividends and distributions	(0.38)		(0.39)	(0.34)	(0.22)

Net asset value, end of period	$9.40		$9.14	$9.87	$9.76

Total return (b)	7.00%		(3.46)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,551		$5,087	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.29%		3.46%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.41%		2.16%	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.30)%		(0.67)%	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	22%		25%	17%	11%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

128

CharterSM Interest Rate Strategies Portfolio

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.10		$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.14	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.53		(0.60)	0.01 †	(0.10)

Total from investment operations	0.71		(0.46)	0.25	(0.01)

Less distributions:
Dividends from net investment income	(0.24)		(0.17)	(0.25)	(0.12)
Distributions from net realized gains	(0.09)		(0.10)	(0.01)	(0.03)
Return of capital	(0.03)		—	—	—

Total dividends and distributions	(0.36)		(0.27)	(0.26)	(0.15)

Net asset value, end of period	$9.45		$9.10	$9.83	$9.84

Total return (b)	7.82%		(4.55)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,220		$5,951	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.24%		2.60%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.92%		1.46%	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.75)%		(0.51)%	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	13%		27%	26%	14%

*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

129

CharterSM International Moderate Portfolio (ag)

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$8.85		$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.18	0.26	0.09
Net realized and unrealized gain (loss) on investments	0.32		(0.66)	(0.29)	(0.17)

Total from investment operations	0.47		(0.48)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.21)		(0.10)	(0.28)	(0.11)
Distributions from net realized gains	—		(0.03)	—	(0.01)
Return of capital	(0.02)		—	—	(0.03)

Total dividends and distributions	(0.23)		(0.13)	(0.28)	(0.15)

Net asset value, end of period	$9.09		$8.85	$9.46	$9.77

Total return (b)	5.41%		(5.07)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,243		$13,516	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.60%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.54%		2.89%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.62%		1.91%	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	0.67%		(0.37)%	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	9%		13%	12%	13%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

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CharterSM Real Assets Portfolio

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$8.22		$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.06	0.23	0.06
Net realized and unrealized gain (loss) on investments	0.90		(1.12)	(0.22)	(0.35)

Total from investment operations	1.05		(1.06)	0.01	(0.29)

Less distributions:
Dividends from net investment income	(0.16)		(0.08)	(0.25)	(0.07)
Return of capital	(0.02)		—	—	(0.04)

Total dividends and distributions	(0.18)		(0.08)	(0.25)	(0.11)

Net asset value, end of period	$9.09		$8.22	$9.36	$9.60

Total return (b)	12.73%		(11.34)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,813		$4,107	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.71	%(j)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.65%		3.22%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.66%		0.70%	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.28)%		(1.88)%	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	21%		21%	14%	15%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

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VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts invested in shares of an Acquired Portfolio at the close of business on December 31, 2016 (the “Record Date”) will be entitled to be present and vote for the applicable Acquired Portfolio at the Meeting with respect to their shares as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. The table below shows the number of outstanding shares of each Acquired Portfolio as of the Record Date that are entitled to vote at the Meeting. AXA Equitable owned of record more than 95% of those shares.

Acquired Portfolio	Total Number	Number of Class IB	Number of Class B	Number of Class K
All Asset Aggressive-Alt 25 Portfolio	2,557,656.91	2,415,514.57	N/A	142,142.34
All Asset Aggressive-Alt 50 Portfolio	305,174.78	305,174.78	N/A	N/A
All Asset Aggressive-Alt 75 Portfolio	338,900.17	338,900.17	N/A	N/A
CharterSM Alternative 100 Moderate Portfolio	898,603.54	N/A	898,603.54	N/A
CharterSM Income Strategies Portfolio	485,220.61	N/A	485,220.61	N/A
CharterSM Interest Rate Strategies Portfolio	446,417.13	N/A	446,417.13	N/A
CharterSM International Moderate Portfolio	906,780.59	N/A	906,780.59	N/A
CharterSM Real Assets Portfolio	532,700.16	N/A	532,700.16	N/A
AXA/Pacific Global Small Cap Value Portfolio	17,660,787.31	55,588.34	N/A	17,605,198.97

All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. If a shareholder executes a proxy but gives no voting instructions, that shareholder’s shares that are represented by that proxy will be voted “FOR” the respective Proposal and “FOR” or “AGAINST” any other business which may properly arise at the Meeting, in the proxies’ discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Trust. To be effective, such revocation must be received by the respective Trust prior to the Meeting. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person.

Contractholders with amounts allocated to an Acquired Portfolio on its respective Record Date will be entitled to be present and provide voting instructions for the Portfolio at the Meeting with respect to shares held indirectly as of the Record Date. Voting instructions may be solicited, and such instructions may be provided, in the same manner as proxies as described herein. AXA Equitable will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account that is invested in an Acquired Portfolio for which AXA Equitable receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the respective Proposal, and AXA Equitable may vote in its discretion with respect to other matters not now known that may be presented at the Meeting. AXA Equitable will vote in its discretion on any proposal to adjourn or postpone the Meeting. Shares in each investment division of a Separate Account for which AXA Equitable receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by AXA Equitable “FOR” or “AGAINST” approval of the respective Proposal, or as an abstention, in the same proportion as the shares for which Contractholders have provided voting instructions to AXA Equitable. As a result of such proportional voting by AXA Equitable, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

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Voting instructions executed by a Contractholder may be revoked at any time prior to AXA Equitable voting the shares represented thereby by the Contractholder providing AXA Equitable with a properly executed written revocation of such voting instructions, or by the Contractholder providing AXA Equitable with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting in person may provide voting instructions by a voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by AXA Equitable may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by AXA Equitable representative attending the Meeting and voting in person.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Required Shareholder Vote

Approval of the Reorganization Plan with respect to a Reorganization involving an Acquired Portfolio will require the affirmative vote of (1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities, whichever is less. “Voting securities” refers to the shares of an Acquired Portfolio.

The presence, in person or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business, with respect to that Acquired Portfolio, at the Meeting. A quorum will be reached due to AXA Equitable’s direct or indirect ownership of each Trust’s shares, as described below.

Abstentions are counted as shares present at the Meeting in determining whether a quorum is present but do not count as votes cast for or against a Proposal. Therefore, abstentions will have the same effect as a vote “against” a Proposal because each Proposal requires the affirmative vote of a specified majority of the applicable Acquired Portfolio’s outstanding voting securities.

To each Trust’s knowledge, as of the Record Date, the officers and Trustees owned, as a group, less than 1% of the shares of each Acquired Portfolio.

AXA Equitable may be deemed to be a control person of EQ Trust or VIP Trust by virtue of its direct or indirect ownership of more than 95% of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of an Acquired Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote. As of the Record Date, except as set forth in Appendix C, to each Trust’s knowledge, (1) no person, other than AXA Equitable, owned beneficially or of record more than 5% of the outstanding Class IB, Class B, or Class K shares, as applicable, of each Acquired Portfolio, and (2) no Contractholder owned Contracts entitling such Contractholder to provide voting instructions regarding more than 5% of the outstanding Class IB, Class B, or Class K shares, as applicable, of each Acquired Portfolio.

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made by each Trust primarily by the mailing of this Notice and Combined Proxy Statement/Prospectus with its enclosures on or about December 31, 2016. The principal solicitation will be by mail, but proxies and voting instructions also may be solicited by telephone, fax, personal interview by directors, officers, employees or agents of FMG LLC or its affiliates or each Trust or its affiliates, without additional compensation, through the Internet, or other permissible means. Shareholders can vote proxies: (1) by Internet at our website at www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed proxy card. Contractholders can provide voting instructions: (1) by Internet at our website at www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed voting instruction card. In lieu of executing a proxy card or voting instruction card, you may attend the Meeting in person. The cost of the Meeting, including the cost of solicitation of proxies and the expenses associated with reimbursing brokers or nominees for their reasonable expenses in forwarding solicitation material to beneficial

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owners, will be borne by each class of each Acquired Portfolio. The cost of the Reorganizations is estimated to be $300,000, which will be allocated equally among the Acquired Portfolios. However, the Manager has voluntarily agreed to pay expenses relating to the Reorganizations that exceed a class’s expense cap.

Adjournment or Postponement

If a quorum is not established at the Meeting or if sufficient votes in favor of a Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. Any adjournment or postponement of the Meeting will require the affirmative vote of a majority of the shares represented in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in their discretion on any such adjournment or postponement. A shareholder vote may be taken on one or more of the items in this Combined Proxy Statement/Prospectus prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. The costs of any additional solicitation and any adjourned session will be borne as described above.

Submission of Certain Shareholder Proposals

Each Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by each Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. Shareholders will be given notice of any meeting of shareholders not less than ten days, and not more than ninety days, before the date of the meeting.

Other Matters

Each Trust does not know of any matters to be presented at the Meeting other than those described in this Combined Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

* * * * *

Copies of EQ Trust’s and VIP Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of each Trust’s annual or semi-annual reports, free of charge, by writing to the respective Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

We need your vote. It is important that you execute and return all of your proxy or voting instruction cards promptly.

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APPENDIX A.1

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [            ], 2017, between EQ ADVISORS TRUST, a Delaware statutory trust (“EQAT”), on behalf of All Asset Aggressive — Alt 50 Portfolio and All Asset Aggressive — Alt 75 Portfolio, each a segregated portfolio of assets (“series”) thereof (each, a “Target”), and All Asset Growth — Alt 20 Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/DoubleLine Opportunities Core Plus Bond Portfolio, each also a series thereof (each, an “Acquiring Portfolio”), and AXA PREMIER VIP TRUST, also a Delaware statutory trust (“VIP”), on behalf of CharterSM Real Assets Portfolio, CharterSM Income Strategies Portfolio, and CharterSM Interest Rate Strategies Portfolio, each a series thereof (each, also a “Target”). (Each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” each of EQAT and VIP is sometimes referred to herein as an “Investment Company,” and the Investment Company of which a Target is a series is sometimes referred to herein as a “Target Investment Company.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Portfolio, and of and by each Investment Company, as applicable, on its behalf, contained herein shall be deemed to be the Obligations of that Portfolio only, (2) all rights and benefits created hereunder in favor of a Portfolio shall inure to and be enforceable by the Investment Company of which that Portfolio is a series on that Portfolio’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or Investment Company of its Obligations set forth herein.

Each Investment Company currently sells voting shares of beneficial interest in its Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company (in the case of EQAT), or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The AXA Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other investors eligible under applicable regulations under the Internal Revenue Code of 1986, as amended (“Code”) (“Regulations”). Class K shares of EQAT and certain series of VIP not involved in the transactions contemplated hereby are sold only to other series thereof and certain group annuity and retirement plans. The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Investment Companies wish to effect five separate reorganizations, each consisting of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A to this Agreement (“Schedule A”) opposite its name (“corresponding Acquiring Portfolio”) in exchange for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the relevant Target Investment Company, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance hereof — except the paragraph below describing the Portfolios’ share classes, paragraphs that mention a “VIP Reorganization” or an “EQAT Reorganization” or both, and paragraphs 1.3 and 7.2 — refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of either Investment Company, (1) has duly approved this Agreement and the transactions contemplated hereby and has duly authorized its performance hereof on its Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of its Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Each Target that is a series of VIP offers a single class of shares, designated Class B (“Class B Target Shares”); and each Target that is a series of EQAT offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Target Shares,” “Class IB Target Shares,” and “Class K Target Shares,” respectively, and, together with Class B Target Shares, “Target Shares”). Each Acquiring Portfolio also offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Acquiring Portfolio Shares,” “Class IB Acquiring Portfolio Shares,” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1.    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a)    issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place)

(1)    in the case of each Reorganization involving a Target that is a series of EQAT (i.e., the Reorganizations involving the Portfolios listed on the first two lines of Schedule A) (each, an “EQAT Reorganization”), (i) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share, (ii) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and (iii) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(2)    in the case of each Reorganization involving a Target that is a series of VIP (i.e., the Reorganizations involving the Portfolios listed on the last three lines of Schedule A) (each, a “VIP Reorganization”), Class IB Acquiring Portfolio Shares determined by dividing the Target Value by the NAV of a Class IB Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that, in the case of each VIP Reorganization, have not previously been disclosed in writing to EQAT.

1.3.    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except expenses borne by another Target pursuant to paragraph 7.2. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4.    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)) (all “section” references are to the Code, unless otherwise noted), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5.    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which AXA Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by EQAT’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class B Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. EQAT shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6.    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — (a) Target shall be terminated as a series of the Target Investment Company and (b) the Target Investment Company shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8.    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Investment Companies, the Target Investment Company shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1.    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Target Investment Company’s then-current prospectus and statement of additional information (“Pro/SAI”) including Target and valuation procedures established by its Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3.    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by AXA Equitable Funds Management Group, LLC (“FMG LLC”), in its capacity as each Investment Company’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the respective Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1.    Unless the Investment Companies agree otherwise (or in the case of an EQAT Reorganization EQAT determines otherwise), all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on May 19, 2017, or a later date as to which they agree (or EQAT determines) (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted, so that, in either Board’s (or, in the case of an EQAT Reorganization, EQAT’s Board’s) judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of any class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Investment Companies’ offices or at another place as to which they agree.

3.2.    The Investment Companies shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.    The Target Investment Company shall direct its transfer agent to deliver to EQAT at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    EQAT shall direct its transfer agent to deliver to the Target Investment Company, (a) at the Closing, a confirmation, or other evidence satisfactory to the Target Investment Company, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

3.5.    Each Investment Company in a VIP Reorganization shall deliver to the other at the Closing (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made herein are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby and (b) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests.

4.    REPRESENTATIONS AND WARRANTIES

4.1.    The Target Investment Company, on Target’s behalf, represents and warrants to EQAT, on Acquiring Portfolio’s behalf, as follows (or, in the case of an EQAT Reorganization, EQAT’s obligation to implement this Agreement on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.1.1.    The Target Investment Company (a) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (a “Delaware Statutory Trust”), and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.1.2.    Target is a duly established and designated series thereof;

4.1.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Target Investment Company’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of the Target Investment Company, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.    At the Effective Time, the Target Investment Company, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, EQAT, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.    The Target Investment Company, with respect to Target, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, VIP’s Agreement and Declaration of Trust (“VIP Declaration”) (in the case of a VIP Reorganization) or EQAT’s Amended and Restated Declaration of Trust, as amended (“EQAT Declaration”) (in the case of an EQAT Reorganization) (each, a “Declaration”) or Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Target Investment Company, with respect to Target or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Target Investment Company, with respect to Target or on its behalf, is a party or by which it is bound;

4.1.6.    At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Target Investment Company, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Target Investment Company’s knowledge, threatened against the Target Investment Company, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Target Investment Company, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Target Investment Company’s ability to consummate the transactions contemplated hereby;

4.1.8.    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements (copies of which VIP, in the case of a VIP Reorganization, has furnished to EQAT) present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Target Investment Company’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9.    Since December 31, 2016, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Target Investment Company’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12.    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Target Investment Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding

Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.13.    On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, the Target Investment Company’s Pro/SAI including Target will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.14.    The information to be furnished by the Target Investment Company for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.15.    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.16.    The Declaration permits the Target Investment Company to vary its shareholders’ investment; the Target Investment Company does not have a fixed pool of assets -- each series thereof (including Target) is a managed portfolio of securities, and FMG LLC and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.2.    EQAT, on Acquiring Portfolio’s behalf, represents and warrants to the Target Investment Company, on Target’s behalf, as follows (or, in the case of an EQAT Reorganization, EQAT’s obligation to implement this Agreement on Target’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.2.1.    EQAT (a) is a Delaware Statutory Trust, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.2.2.    Acquiring Portfolio is a duly established and designated series of EQAT;

4.2.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of EQAT’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of EQAT, with respect to Acquiring Portfolio, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4.    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.    EQAT, with respect to Acquiring Portfolio, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, the EQAT Declaration or EQAT’s Bylaws, or any Undertaking to which EQAT, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which EQAT, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

4.2.6.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to EQAT’s knowledge, threatened against EQAT, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and EQAT, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or EQAT’s ability to consummate the transactions contemplated hereby;

4.2.7.    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2016, have been audited by PwC and are in accordance with GAAP; those Statements (copies of which, in the case of a VIP Reorganization, EQAT has furnished to VIP) present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to EQAT’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.2.8.    Since December 31, 2016, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

4.2.9.    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of EQAT’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by EQAT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by EQAT and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by EQAT;

4.2.12.    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) EQAT’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Target Investment Company for use therein;

4.2.13.    The information to be furnished by EQAT for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.2.14.    The EQAT Declaration permits EQAT to vary its shareholders’ investment; EQAT does not have a fixed pool of assets — each series thereof (including Acquiring Portfolio) is a managed portfolio of securities, and FMG LLC and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.3.    Each Investment Company, on its Portfolio’s behalf, represents and warrants to the other Investment Company, on its Portfolio’s behalf, as follows (or, in the case of an EQAT Reorganization, EQAT’s obligation to implement this Agreement on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.3.1.    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for its execution, delivery, and performance hereof on its Portfolio’s behalf, except for (a) EQAT’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to EQAT’s registration statement on Form N-1A and (b) consents, filings, and orders that have been made or received or may be required after the Effective Time;

4.3.2.    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor; and

4.3.3.    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization.

5.    COVENANTS(1)

5.1.    Each Investment Company covenants to operate its Portfolio’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a)    such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Portfolio’s normal business activities; and

(b)    each Portfolio will retain exclusive control of the composition of its portfolio until the Closing.

5.2.    The Target Investment Company covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

(1)	This paragraph 5 shall not apply in the case of an EQAT Reorganization.

5.3.    The Target Investment Company covenants that it will assist EQAT in obtaining information EQAT reasonably requests concerning the beneficial ownership of Target Shares.

5.4.    The Target Investment Company covenants that it will turn over its books and records regarding Target (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to EQAT at the Closing.

5.5.    Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.6.    Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) EQAT, on Acquiring Portfolio’s behalf, title to and possession of all the Assets, and (b) the Target Investment Company, on Target’s behalf, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7.    EQAT covenants to use all reasonable efforts to obtain the consents required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Portfolio’s operations after the Effective Time.

5.8.    The Target Investment Company covenants to distribute all the Acquiring Portfolio Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

5.9.    Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) the other Investment Company’s performance of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time (except that clauses (a) and (b) shall not apply in the case of an EQAT Reorganization), and (c) the following further conditions that, at or before that time:

6.1.    This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Target’s shareholders at the Shareholders Meeting (including any adjournments or postponements thereof);

6.2.    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

6.3.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4.    EQAT, on Acquiring Portfolio’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that EQAT, on Acquiring Portfolio’s behalf, assumes all of the Liabilities; and

6.5.    At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Portfolio’s shareholders’ interests.

7.    BROKERAGE FEES AND EXPENSES

7.1.    Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.    The expenses of the Reorganizations shall be borne by all the Targets in proportion to their respective numbers of Contract holder accounts at the Effective Time, except that (a) no Target shall bear any brokerage or similar expenses incurred by or for the benefit of another Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC.

8.    ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1.    By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2017, or another date to which the Investment Companies agree; or

9.2.    By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10.    AMENDMENTS

In the case of a VIP Reorganization, the Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, and in the case of an EQAT Reorganization, EQAT’s Board may do so (solely with respect to that EQAT Reorganization), notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.    MISCELLANEOUS

11.1.    This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company, on its Portfolio’s behalf, and their respective successors and assigns any rights or remedies under or by reason hereof.

11.3    Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Portfolio but are only binding on and enforceable against its property attributable to and held for the benefit of its Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims hereunder on its or its Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.5.    This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

EQ ADVISORS TRUST, on behalf of its series listed on Schedule A

By:
Name:	Steven M. Joenk
Title:	President and Chief Executive Officer

AXA PREMIER VIP TRUST, on behalf of its series listed on Schedule A

By:
Name:	Brian E. Walsh
Title:	Chief Financial Officer

SCHEDULE A

TARGETS	ACQUIRING PORTFOLIOS (All Series of EQAT)
(Series of EQAT)

All Asset Aggressive — Alt 50 Portfolio	All Asset Growth — Alt 20 Portfolio

All Asset Aggressive — Alt 75 Portfolio	All Asset Growth — Alt 20 Portfolio

(Series of VIP)

CharterSM Real Assets Portfolio	EQ/PIMCO Global Real Return Portfolio

CharterSM Income Strategies Portfolio	AXA/DoubleLine Opportunities Core Plus Bond Portfolio

CharterSM Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunities Core Plus Bond Portfolio

APPENDIX A.2

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [            ], 2017, between EQ ADVISORS TRUST, a Delaware statutory trust (“EQAT”), on behalf of All Asset Aggressive - Alt 25 Portfolio, a segregated portfolio of assets (“series”) thereof (“EQAT Target”), and All Asset Growth -Alt 20 Portfolio, also a series thereof (“Acquiring Portfolio”), and AXA PREMIER VIP TRUST, also a Delaware statutory trust (“VIP”), on behalf of CharterSM Alternative 100 Moderate Portfolio, a series thereof (“VIP Target”). (Each of EQAT Target and VIP Target is sometimes referred to herein as a “Target,” each of the Targets and Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” each of EQAT and VIP is sometimes referred to herein as an “Investment Company,” and the Investment Company of which a Target is a series is sometimes referred to herein as a “Target Investment Company.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Portfolio, and of and by each Investment Company, as applicable, on its behalf, contained herein shall be deemed to be the Obligations of that Portfolio only, (2) all rights and benefits created hereunder in favor of a Portfolio shall inure to and be enforceable by the Investment Company of which that Portfolio is a series on that Portfolio’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or Investment Company of its Obligations set forth herein.

Each Investment Company currently sells voting shares of beneficial interest in its Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company (in the case of EQAT), or other affiliated or unaffiliated insurance companies in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The AXA Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other investors eligible under applicable Regulations (as defined below). Class K shares of EQAT and certain series of VIP not involved in the transactions contemplated hereby are sold only to other series thereof and certain group annuity and retirement plans. The Portfolios are underlying investment options for those separate accounts to fund Contracts. Under applicable law, the assets of all those separate accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Investment Companies wish to effect two separate reorganizations, each described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intend this Agreement to be, and adopt it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). Each reorganization will consist of (1) the transfer of all of a Target’s assets to Acquiring Portfolio in exchange solely for shares in Acquiring Portfolio and Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the relevant Target Investment Company, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target and Acquiring Portfolio being referred to herein collectively as a “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of the other Reorganization. (For convenience, the balance hereof — except the paragraph below describing the Portfolios’ share classes, paragraphs that mention a “VIP Reorganization” or an “EQAT Reorganization” or both, and paragraphs 1.3, 4.3.10, and 7.2 — refers only to a single Reorganization and one Target, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of either Investment Company, (1) has duly approved this Agreement and the transactions contemplated hereby and has duly authorized its performance hereof on its Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of its Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

VIP Target offers a single class of shares, designated Class B (“Class B Target Shares”); and EQAT Target offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Target Shares,” “Class IB Target Shares,” and “Class K Target Shares,” respectively, and, together with Class B Target Shares, “Target Shares”). Acquiring Portfolio also offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Acquiring Portfolio Shares,” “Class IB Acquiring Portfolio Shares,” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1.    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a)    issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place)

(1)    in the case of the Reorganization involving EQAT Target (“EQAT Reorganization”), (i) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share, (ii) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and (iii) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(2)    in the case of the Reorganization involving VIP Target (“VIP Reorganization”), Class IB Acquiring Portfolio Shares determined by dividing the Target Value by the NAV of a Class IB Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that, in the case of the VIP Reorganization, have not previously been disclosed in writing to EQAT.

1.3.    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except Reorganization Expenses (as defined in paragraph 4.3.10) borne by the other Target pursuant to paragraph 7.2. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4.    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5.    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the separate accounts for which AXA Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by EQAT’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class B Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. EQAT shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6.    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Target Investment Company, and (b) the Target Investment Company shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8.    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Investment Companies, the Target Investment Company shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1.    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Target Investment Company’s then-current prospectus and statement of additional information (“Pro/SAI”) including Target and valuation procedures established by its Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3.    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by AXA Equitable Funds Management Group, LLC (“FMG LLC”), in its capacity as each Investment Company’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the respective Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1.    Unless the Investment Companies agree otherwise (or, in the case of the EQAT Reorganization, EQAT determines otherwise), all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on May 19, 2017, or a later date as to which they agree (or EQAT determines) (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted, so that, in either Board’s (or, in the case of the EQAT Reorganization, EQAT’s Board’s) judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of any class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Investment Companies’ offices or at another place as to which they agree (or, in the case of the EQAT Reorganization, EQAT determines).

3.2.    The Investment Companies shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3.    The Target Investment Company shall direct its transfer agent to deliver to EQAT at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    EQAT shall direct its transfer agent to deliver to the Target Investment Company, (a) at the Closing, a confirmation, or other evidence satisfactory to the Target Investment Company, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

3.5.    Each Investment Company in the VIP Reorganization shall deliver to the other at the Closing (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made herein are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby and (b) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests.

4.    REPRESENTATIONS AND WARRANTIES

4.1.    The Target Investment Company, on Target’s behalf, represents and warrants to EQAT, on Acquiring Portfolio’s behalf, as follows (or, in the case of the EQAT Reorganization, EQAT’s obligation to implement this Agreement on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.1.1.    The Target Investment Company (a) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (a “Delaware Statutory Trust”), and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.1.2.    Target is a duly established and designated series thereof;

4.1.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Target Investment Company’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of the Target Investment Company, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.    At the Effective Time, the Target Investment Company, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, EQAT, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.    The Target Investment Company, with respect to Target, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, VIP’s Agreement and Declaration of Trust (“VIP Declaration”) (in the case of the VIP Reorganization) or EQAT’s Amended and Restated Declaration of Trust, as amended (“EQAT Declaration”) (in the case of the EQAT Reorganization) (each, a “Declaration”) or Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Target Investment Company, with respect to Target or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Target Investment Company, with respect to Target or on its behalf, is a party or by which it is bound;

4.1.6.    At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Target Investment Company, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Target Investment Company’s knowledge, threatened against the Target Investment Company, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Target Investment Company, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Target Investment Company’s ability to consummate the transactions contemplated hereby;

4.1.8.    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements (copies of which VIP, in the case of the VIP Reorganization, has furnished to EQAT) present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Target Investment Company’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9.    Since December 31, 2016, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Target Investment Company’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12.    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the

Target Investment Company’s Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1.11; from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target has not changed, and will not change, its historic investment policies in connection with the Reorganization; and the Target Investment Company believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective and policies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio;

4.1.13.    At the Effective Time, (a) at least 33 1/3% of Target’s portfolio assets — including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests — will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (b) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1/3% threshold, and (c) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

4.1.14.    To the best of the Target Investment Company’s management’s knowledge, there is no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

4.1.15.    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”) without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (a) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (b) made distributions with respect to Target Shares except for (1) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (2) other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

4.1.16.    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Target Investment Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.17.    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

4.1.18.    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.19.    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.1.20.    On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, the Target Investment Company’s Pro/SAI including Target will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.21.    The information to be furnished by the Target Investment Company for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.22.    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.23.    The Declaration permits the Target Investment Company to vary its shareholders’ investment; the Target Investment Company does not have a fixed pool of assets — each series thereof (including Target) is a managed portfolio of securities, and FMG LLC and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.2.    EQAT, on Acquiring Portfolio’s behalf, represents and warrants to the Target Investment Company, on Target’s behalf, as follows (or, in the case of the EQAT Reorganization, EQAT’s obligation to implement this Agreement on Target’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.2.1.    EQAT (a) is a Delaware Statutory Trust, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.2.2.    Acquiring Portfolio is a duly established and designated series of EQAT;

4.2.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of EQAT’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of EQAT, with respect to Acquiring Portfolio, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4.    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.    EQAT, with respect to Acquiring Portfolio, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, the EQAT Declaration or EQAT’s Bylaws, or any Undertaking to which EQAT, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which EQAT, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

4.2.6.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to EQAT’s knowledge, threatened against EQAT, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and EQAT, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or EQAT’s ability to consummate the transactions contemplated hereby;

4.2.7.    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2016, have been audited by PwC and are in accordance with GAAP; those Statements (copies of which, in the case of the VIP Reorganization, EQAT has furnished to VIP) present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to EQAT’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.2.8.    Since December 31, 2016, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

4.2.9.    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of EQAT’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

4.2.12.    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

4.2.13.    Following the Reorganization, Acquiring Portfolio will (a) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, in the case of the EQAT Reorganization, Acquiring Portfolio (c) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status; and EQAT believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective and strategies and that, as a result, in the case of the EQAT Reorganization, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio;

4.2.14.    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

4.2.15.    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio, or any person Related to it, have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the Reorganization — either directly or through any transaction, agreement, or arrangement with any other person — except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

4.2.16.    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

4.2.17.    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.18.    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

4.2.19.    Assuming the truthfulness and correctness of the Target Investment Company’s representation and warranty in paragraph 4.1.19, immediately after the Reorganization (a) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.2.20.    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by EQAT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by EQAT and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by EQAT;

4.2.21.    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) EQAT’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Target Investment Company for use therein;

4.2.22.    The information to be furnished by EQAT for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.2.23.    The EQAT Declaration permits EQAT to vary its shareholders’ investment; EQAT does not have a fixed pool of assets — each series thereof (including Acquiring Portfolio) is a managed portfolio of securities, and FMG LLC and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.3.    Each Investment Company, on its Portfolio’s behalf, represents and warrants to the other Investment Company, on its Portfolio’s behalf, as follows (or, in the case of the EQAT Reorganization, EQAT’s obligation to implement this Agreement on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.3.1.    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for its execution, delivery, and performance hereof on its Portfolio’s behalf, except for (a) EQAT’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to EQAT’s registration statement on Form N-1A and (b) consents, filings, and orders that have been made or received or may be required after the Effective Time;

4.3.2.    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

4.3.3.    Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (1) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (2) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (b) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (c) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

4.3.4.    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

4.3.5.    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

4.3.6.    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

4.3.7.    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of this representation and warranty, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions pursuant to section 22(e) of the 1940 Act and (b) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

4.3.8.    None of the compensation AXA Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that AXA Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares AXA Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.9.    Immediately after the Reorganization, AXA Equitable (through its separate accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

4.3.10.    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, the other Target, AXA Equitable or any affiliate thereof (including FMG LLC), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

4.3.11.    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

4.3.12.    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax); and

4.3.13.    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

5.    COVENANTS (1)

5.1.    Each Investment Company covenants to operate its Portfolio’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a)    such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Portfolio’s normal business activities; and

(b)    each Portfolio will retain exclusive control of the composition of its portfolio until the Closing.

5.2.    The Target Investment Company covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.3.    The Target Investment Company covenants that it will assist EQAT in obtaining information EQAT reasonably requests concerning the beneficial ownership of Target Shares.

5.4.    The Target Investment Company covenants that it will turn over its books and records regarding Target (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to EQAT at the Closing.

5.5.    Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.6.    Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) EQAT, on Acquiring Portfolio’s behalf, title to and possession of all the Assets, and (b) the Target Investment Company, on Target’s behalf, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7.    EQAT covenants to use all reasonable efforts to obtain the consents required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Portfolio’s operations after the Effective Time.

5.8.    The Target Investment Company covenants to distribute all the Acquiring Portfolio Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

(1)	This paragraph 5 shall not apply in the case of the EQAT Reorganization.

5.9.    As promptly as practicable, but in any case within sixty days, after the Effective Time, the Target Investment Company shall furnish to EQAT, in a form reasonably satisfactory to EQAT, a Certificate stating the earnings and profits of Target for federal income tax purposes that will be carried over by Acquiring Portfolio as a result of section 381.

5.10.    It is the Investment Companies’ intention that the Reorganization will qualify as a reorganization with the meaning of section 368(a)(1)(D). Neither Investment Company shall take any action or cause any action to be taken (including the filing of any tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to qualify as such a reorganization.

5.11.    Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) the other Investment Company’s performance of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time (except that clauses (a) and (b) shall not apply in the case of the EQAT Reorganization), and (c) the following further conditions that, at or before that time:

6.1.    This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards (by EQAT’s Board in the case of the EQAT Reorganization) and by Target’s shareholders at the Shareholders Meeting (including any adjournments or postponements thereof);

6.2.    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

6.3.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4.    The Investment Companies (or, in the case of the EQAT Reorganization, EQAT) shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 8, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it (collectively, “Representations”) and, in the case of the VIP Reorganization, the Certificates delivered pursuant to paragraph 3.5(a). The Tax Opinion shall be substantially to the effect that — based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

6.4.1.    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” within the meaning of section 368(b);

6.4.2.    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

6.4.3.    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

6.4.4.    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include

Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

6.4.5.    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

6.4.6.    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares; and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.4.2 and 6.4.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on Target or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

6.5.    EQAT, on Acquiring Portfolio’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that EQAT, on Acquiring Portfolio’s behalf, assumes all of the Liabilities; and

6.6.    At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Portfolio’s shareholders’ interests.

7.    BROKERAGE FEES AND EXPENSES

7.1.    Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.    Subject to satisfaction of the representation contained in paragraph 4.3.10, the Reorganization Expenses shall be borne by the Targets in proportion to their respective numbers of Contract holder accounts at the Effective Time, except that (a) neither Target shall bear any brokerage or similar expenses incurred by or for the benefit of the other Target or Acquiring Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC or would prevent the Reorganization in which it participates from qualifying as a tax-free reorganization.

8.    ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing (except to the extent provided in paragraph 6.4).

9.    TERMINATION OF AGREEMENT

9.1.    In the case of the VIP Reorganization, this Agreement may be terminated at any time at or before the Closing as follows:

9.1.1.    By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2017, or another date to which the Investment Companies agree; or

9.1.2.    By the Investment Companies’ mutual agreement.

9.2.    In the event of termination under paragraphs 9.1.1(c) or (d) or 9.1.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.3.    In the case of the EQAT Reorganization, EQAT’s Board may terminate or delay this Agreement and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

10.    AMENDMENTS

In the case of the VIP Reorganization, the Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, and in the case of the EQAT Reorganization, EQAT’s Board may do so (solely with respect to the EQAT Reorganization), notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.    MISCELLANEOUS

11.1.    This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company, on its Portfolio’s behalf, and their respective successors and assigns any rights or remedies under or by reason hereof.

11.3    Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Portfolio but are only binding on and enforceable against its property attributable to and held for the benefit of its Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims hereunder on its or its Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.5.    This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

EQ ADVISORS TRUST, on behalf of All Asset Aggressive — Alt 25 Portfolio and All Asset Growth — Alt 20 Portfolio

By:
Name:	Steven M. Joenk
Title:	President and Chief Executive Officer

AXA PREMIER VIP TRUST, on behalf of CharterSM Alternative 100 Moderate Portfolio

By:
Name:	Brian E. Walsh
Title:	Chief Financial Officer

APPENDIX A.3

FORM OF PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by AXA PREMIER VIP TRUST, a Delaware statutory trust (“Trust”), on behalf of CharterSM International Moderate Portfolio (“Target”) and CharterSM Moderate Portfolio (“Acquiring Portfolio”), each a segregated portfolio of assets (“series”) thereof. (Each of Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”) or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The AXA Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other investors eligible under applicable regulations under the Internal Revenue Code of 1986, as amended (“Code”) (“Regulations”). The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect a reorganization consisting of (1) the transfer of all of Target’s assets to Acquiring Portfolio in exchange for shares in Acquiring Portfolio and Acquiring Portfolio’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) Target’s termination as a series of the Trust, all on the terms and conditions set forth herein (collectively, “Reorganization”).

The Trust’s Agreement and Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets — each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable Funds Management Group, LLC (“FMG LLC”) and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for it.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, approved the transactions contemplated hereby, and duly authorized its performance hereof on each Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target offers a single class of shares, designated Class B shares (“Target Shares”). Acquiring Portfolio also offers a single class of shares, also designated Class B shares (“Acquiring Portfolio Shares”). The Portfolios’ shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a)    issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of an Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)) (all “section” references are to the Code, unless otherwise noted), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which AXA Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder. The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. The Trust shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information including Target and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per Acquiring Portfolio Share shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by FMG LLC, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on May 19, 2017, or a later date the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per Acquiring Portfolio Share is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place the Trust determines.

3.2    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3    The Trust shall direct its transfer agent to deliver at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional outstanding Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1    The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

(a)    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(f)    Since December 31, 2016, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(g)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(h)    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and

(i)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares.

4.2    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

(a)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the

Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(c)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2016, have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(e)    Since December 31, 2016, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(f)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(g)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and

(h)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust.

4.3    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Portfolio’s behalf, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to its registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

(d)    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”); and this Plan shall have been approved at that meeting (including any adjournments or postponements thereof);

(e)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties; and

(f)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby.

5.    EXPENSES

Target shall bear all the expenses of the Reorganization, except that (a) Target shall not bear any brokerage or similar expenses incurred by or for the benefit of Acquiring Portfolio in connection with the Reorganization, which shall be borne by Acquiring Portfolio, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC.

6.    TERMINATION

The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.    MISCELLANEOUS

8.1    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

8.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted as of December 1, 2016

APPENDIX A.4

FORM OF PLAN OF

REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of AXA/Pacific Global Small Cap Value Portfolio (“Target”) and AXA/Horizon Small Cap Value Portfolio (“Acquiring Portfolio”), each a segregated portfolio of assets (“series”) thereof. (Each of Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The AXA Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other investors eligible under applicable Regulations (as defined below). Class K shares are sold only to other series of the Trust, series of AXA Premier VIP Trust, and certain group annuity and retirement plans. The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect a reorganization described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). The reorganization will consist of (1) the transfer of all of Target’s assets to Acquiring Portfolio in exchange solely for shares in Acquiring Portfolio and Acquiring Portfolio’s assumption of all of Target’s liabilities, (2) the distribution of those shares pro rata to Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) Target’s termination as a series of the Trust, all on the terms and conditions set forth herein (collectively, “Reorganization”).

The Trust’s Amended and Restated Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets — each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable Funds Management Group, LLC (“FMG LLC”) and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for it. The Trust believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective, policies, and strategies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted this Plan, approved the transactions contemplated hereby, and duly authorized its performance hereof on each Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target offers three classes of shares, designated Class IA, Class IB, and Class K shares (“Class IA Target Shares,” “Class IB Target Shares,” and “Class K Target Shares,” respectively, and collectively, “Target Shares”). Acquiring Portfolio also offers three classes of shares, also designated Class IA, Class IB, and Class K shares (“Class IA Acquiring Portfolio Shares,” “Class IB Acquiring Portfolio Shares,” and “Class K Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a)    issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) (1) Class IA Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IA Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IA Acquiring Portfolio Share, (2) Class IB Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class IB Acquiring Portfolio Share, and (3) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class K Target Shares by the NAV of a Class K Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which AXA Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IA Target Shares shall be credited with the respective pro rata number of full and fractional Class IA Acquiring Portfolio Shares due that Shareholder, the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — but in all events within six months after the Effective Time, (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by FMG LLC, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on May 19, 2017, or a later date the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either

Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of any class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place the Trust determines.

3.2    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3    The Trust shall direct its transfer agent to deliver to it at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1    The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2016, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(f)    Since December 31, 2016, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(g)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(h)    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Portfolio’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(j)    At the Effective Time, (1) at least 33 1/3% of Target’s portfolio assets — including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests — will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1/3% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

(k)    To the best of the Trust’s management’s knowledge, there is no plan or intention by Target’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

(l)    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(m)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(n)    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(o)    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A)); and

(p)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose.

4.2    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(c)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2015, have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

(e)    Since December 31, 2016, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(f)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(g)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

(i)    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(j)    Following the Reorganization, Acquiring Portfolio will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(k)    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(l)    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the Reorganization — either directly or through any transaction, agreement, or arrangement with any other person — except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

(m)    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

(n)    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(p)    Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Portfolio invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose; and

(q)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust.

4.3    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Portfolio’s behalf, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to its registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d)    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e)    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

(f)    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

(g)    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(h)    None of the compensation AXA Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that AXA Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares AXA Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i)    Immediately after the Reorganization, AXA Equitable (through the Separate Accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

(j)    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, AXA Equitable or any affiliate thereof (including FMG LLC), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k)    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

(l)    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);

(m)    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction;

(n)    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”); and this Plan shall have been approved at that meeting (including any adjournments or postponements thereof);

(o)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(p)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby; and

(q)    The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that — based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

(1)    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(2)    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4)    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6)    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.    EXPENSES

Target shall bear all the Reorganization Expenses, except that (a) Target shall not bear any brokerage or similar expenses incurred by or for the benefit of Acquiring Portfolio in connection with the Reorganization, which shall be borne by Acquiring Portfolio, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.    TERMINATION

The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.    MISCELLANEOUS

8.1    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

8.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted as of December 1, 2016

APPENDIX B

MORE INFORMATION ON STRATEGIES AND RISK FACTORS

Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

Each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Portfolio are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

80% Policies

Among the Acquired Portfolios, each of the CharterSM Real Assets Portfolio and AXA/Pacific Global Small Cap Value Portfolio, and among the Acquiring Portfolios, each of the AXA/DoubleLine Opportunistic Core Plus Bond Portfolio, EQ/PIMCO Global Real Return Portfolio, and AXA/Horizon Small Cap Value Portfolio, has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in the particular type of investment connoted by its name. Each such policy is subject to change only upon at least sixty (60) days prior notice to shareholders of the affected Portfolio.

Underlying Portfolios and ETFs

Each of the Acquired Portfolios (except AXA/Pacific Global Small Cap Value Portfolio), All Asset Growth- Alt 20 Portfolio, and CharterSM Moderate Portfolio, invests primarily in securities issued by other investment companies (“Underlying Portfolio(s)”) and ETFs (“Underlying ETF(s)”). Accordingly, a Portfolio’s performance depends upon a favorable allocation by the Manager among the Underlying Portfolios and the Underlying ETFs as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios are other mutual funds that are managed by the Manager and sub-advised by one or more investment sub-advisers, which may include affiliates of the Manager, and other investment companies (including open-end and closed-end investment companies) that are managed by investment managers other than the Manager. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. A passively-managed ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. A passively managed ETF generally holds the same stocks, bonds or other instruments as the index it tracks (or it may hold a representative sample of such instruments). Accordingly, such an ETF is designed so that its performance will correspond closely with that of the index it tracks.

Each of the Acquired Portfolios (except AXA/Pacific Global Small Cap Value Portfolio) and All Asset Growth- Alt 20 Portfolio has target investment percentages (an approximate percentage of the Portfolio’s assets invested in a particular asset category as represented by the primary holdings, as described in the prospectuses, of the Underlying Portfolios and Underlying ETFs). Generally, each Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, which prohibit the acquisition of shares of other investment companies in excess of certain limits. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolio rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. Certain Portfolios rely on these exemptive orders when investing in ETFs.

Indexing Strategies

As discussed in this Prospectus, a portion of the AXA/Pacific Global Small Cap Value Portfolio and AXA/Horizon Small Cap Value Portfolio seek to track the performance (before fees and expenses) of a particular index. The following provides additional information regarding the management strategies employed by a Sub-Adviser of a Portfolio in pursuing this objective. The Sub-Adviser to a Portfolio (or portion thereof) that seeks to track the performance (before fees and expenses) of a particular index does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio or portion. Rather, the Sub-Adviser may employ a full replication technique or sampling technique in seeking to track the performance (before fees and expenses) of the index. A full replication technique generally involves holding each security in a particular index in approximately the same weight that the security represents in the index. Conversely, a sampling technique strives to match the characteristics of a particular index without having to purchase every stock in that index by selecting a representative sample of securities for the Portfolio or portion thereof based on the characteristics of the index and the particular securities included therein. Such characteristics may include, with respect to equity indexes, industry weightings, market capitalizations and fundamental characteristics and, with respect to fixed income indexes, interest rate sensitivity, credit quality and sector diversification.

Allocation Strategies

As described in this Prospectus, the Manager allocates the assets of the AXA/Pacific Global Small Cap Value Portfolio and AXA/Horizon Small Cap Value Portfolio among two or more portions of the Portfolio, each of which is managed using different yet complementary investment strategies.

Active Management Strategies

Each Sub-Adviser has complete discretion to select portfolio securities for its portion of a Portfolio’s assets, subject to the Portfolio’s investment objectives, restrictions and policies and other parameters that maybe developed from time to time by the Manager. In selecting investments, the Sub-Advisers use their proprietary investment strategies, which are summarized above in the section “Comparison of Investment Objectives, Policies and Strategies.” The following is an additional general description of certain common types of active management strategies that may be used by the Sub-Advisers to the Portfolios.

Asset Allocation Strategy

The Manager determines the asset allocation target for the asset classes of certain Portfolios, the target investment percentages for each asset category and each Underlying Portfolio and Underlying ETF in which a Portfolio invests using a proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories, Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager’s selection of Underlying Portfolios may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to fees directly associated with each Portfolio, you will also indirectly bear the fees of the Underlying Portfolios and Underlying ETFs, which, with respect to the Underlying Portfolios, include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to its affiliates.

Each Portfolio may deviate from its asset allocation target and target investment percentages as a result of appreciation or depreciation of the equity securities holdings, alternative investment holdings, or fixed income securities holdings of the Underlying Portfolios or Underlying ETFs in which it invests. Each Portfolio has adopted certain policies to reduce the likelihood of such an occurrence. First, the Manager will rebalance each Portfolio’s holdings as deemed necessary to bring the asset allocation of the Portfolio back into alignment with its target allocations. Second, the Manager will not allocate any new investment dollars to any Underlying Portfolio or Underlying ETF that holds securities of a particular asset class or category whose maximum percentage has been exceeded. Third, the Manager will allocate new investment dollars on a priority basis to Underlying Portfolios or Underlying ETFs that hold securities of a particular asset class or category whose minimum percentage has not been achieved.

Hybrid Portfolios

Each allocation percentage for AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio (“Hybrid Portfolios”) is an asset allocation target established by FMG LLC intended to achieve the Hybrid Portfolio’s investment objective and may be changed without shareholder approval. Each Portion of a Hybrid Portfolio may deviate temporarily from its asset allocation target for defensive purposes, in response to large inflows or outflows of assets to and from the Hybrid Portfolio (e.g., in connection with asset allocation rebalancing transactions, reorganization transactions and separate account substitution transactions), or as a result of appreciation or depreciation of its holdings. FMG LLC rebalances each portion of the Hybrid Portfolio as it deems appropriate. To the extent that a Hybrid Portfolio is being rebalanced, experiences large inflows or outflows, or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategy.

Additional Strategies

The following provides additional information regarding the principal investment strategies discussed in “Comparison of Investment Objectives, Policies and Strategies,” in the Combined Proxy Statement/Prospectus and additional investment strategies that a Portfolio may employ in pursuing its investment objective. The Portfolios may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see each Portfolio’s respective Statement of Additional Information.

Acquired Portfolios (except for Pac Global Portfolio)

Cash and Short-Term Investments.    A Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited. A Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act. Generally, these securities offer less potential for gains than other securities.

Illiquid Securities.    Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that have no ready market.

Non-Traditional (Alternative) Investments.    Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, seeking excess returns that are not tied to traditional investment benchmarks (absolute return); taking both long and short positions in credit-sensitive securities (e.g., long/short credit); holding private securities instead of publicly traded securities (e.g., listed private equity); taking both long and short positions in futures contracts (e.g., managed futures); seeking to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, or other special situations (e.g., merger arbitrage); or using derivatives or hedging strategies. This approach also may involve investing in a variety of non-traditional (alternative) strategies (e.g., multi strategies). Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

Portfolio Turnover.    The Portfolios do not restrict the frequency of trading to limit expenses. A Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments.    For temporary defensive purposes in response to adverse market, economic, political or other conditions, a Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, a Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities.    A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Acquiring Portfolios (and Pac Global Portfolio)

Bank Loans.    A Portfolio may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. A Portfolio may acquire a bank loan through a participation interest, which gives the Portfolio the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the lender receives the payments from the borrower, or through an assignment in which a Portfolio succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. Bank loans may be issued in connection with acquisitions, refinancings, and recapitalizations.

Cash Management.    Each Portfolio may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.

Convertible Securities.    Certain Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. A convertible security is a generally a bond, preferred stock or other security that may be converted within a specified period of time and at a prestated price or formula into the common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities are subordinate in rank to any senior debt obligations of the same issuer and, therefore, an issuer’s convertible securities entail more risk than its senior debt obligations. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Currency.    A Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. Forward foreign currency exchange contracts (“forward contract”) are a type of derivative that may be utilized by a Portfolio. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement and no commissions are charged at any stage for trades. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives.    Each Portfolio may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Portfolio may invest and to other economic factors that affect the Portfolio’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other portfolio management purposes. In general terms, a derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Certain derivative securities may have the effect of creating financial leverage by multiplying a change in the value of the asset underlying the derivative to produce a greater change in the value of the derivative security. This creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility in the net asset value of the shares of a Portfolio). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps (including interest rate swaps, total return swaps, currency swaps and credit default swaps) and forward contracts, and structured securities, including forward currency contracts, are examples of derivatives in which a Portfolio may invest. A Portfolio that engages in derivatives transactions may maintain a significant percentage of its assets in cash and cash equivalent instruments, which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Equity Securities.    Certain Portfolios, including certain Portfolios that invest primarily in debt securities, may invest in equity securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts.

Exchange Traded Funds.    A Portfolio may invest in ETFs. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. By investing in a Portfolio that invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, many ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Portfolio may rely on these exemptive orders in investing in ETFs.

Fixed Income Securities.    Each Portfolio may invest in short- and long-term fixed income securities in pursuing its investment objective and for other portfolio management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities.    Certain Portfolios may invest in foreign securities, including securities of companies in emerging markets. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets, which generally involve greater risk because the economic structures of these countries and markets are less developed and their political systems are less stable. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures.    A Portfolio may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which the Portfolio will invest are highly standardized contracts that typically trade on futures exchanges.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund’s access to other assets held to cover its futures positions could also be impaired.

The use of futures contracts and similar instruments may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the futures contract upon entering into the contract. Instead, the Portfolio, upon entering into a futures contract (and to maintain its open position in a futures contract), is required to post collateral for the contract, known as “initial margin” and “variation margin,” the amount of which may vary but which generally equals a relatively small percentage (e.g., less than 5%) of the value of the contract being traded. While the use of futures contracts may involve the use of leverage, the Portfolio generally does not intend to use leverage to increase its net exposure to debt securities above approximately 100% of the Portfolio’s net asset value or below 0%.

Illiquid Securities.    Each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that have no ready market.

Inflation-Indexed Bonds.    A Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond is considered taxable ordinary income to an investing Portfolio, which generally must distribute the amount of that income for federal income tax purposes, even though it does not receive the principal until maturity.

Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the relevant index (e.g., the Bloomberg Barclays World Government Inflation-Linked Index (hedged)) will be calculated using the same conversion factors.

Inverse Floaters.    A Portfolio may invest in inverse floaters. Inverse floaters are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities.

Investment Grade Securities.    A Portfolio may invest in investment grade debt securities. Investment grade securities are rated in one of the four highest rating categories by Moody’s or S&P, comparably rated by another rating agency or, if unrated, determined by the applicable Sub-Adviser to be of comparable quality. Securities with lower investment grade ratings, while normally exhibiting adequate protection parameters, and may possess certain speculative characteristics as well. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities.

Large-Cap Companies.    A Portfolio may invest in the securities of large-cap companies. These companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

Loan Participations and Assignments.    Certain Portfolios may invest in loan participations and assignments. These investments are typically secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions, and may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Mid-Cap, Small-Cap and Micro-cap Companies.    Each Portfolio may invest in the securities of mid-, small- and micro-cap companies. These companies are more likely than larger companies to have limited product lines, markets or financial resources or to depend on a small, inexperienced management group. Generally, they are more vulnerable than larger companies to adverse business or economic developments and their securities may be less well-known, trade less frequently and in more limited volume than the securities of larger more established companies.

Mortgage- and Asset-Backed Securities.    A Portfolio may invest in mortgage- and asset-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Non-Investment Grade Securities.    Certain Portfolios, including Portfolios that invest primarily in equity securities, may invest in below investment grade debt securities. Securities rated below investment grade (i.e., BB or lower by S&P or Fitch, Inc. (“Fitch”), Ba or lower by Moody’s or determined by the applicable Sub-Adviser to be of comparable quality) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade debt securities, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value.

Options.    A Portfolio may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs tracking certain securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Turnover.    The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Preferred Stocks.    A Portfolio may invest in preferred stock. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Real Estate Investment Trusts (“REITs”).    Certain Portfolios may invest in REITs, which are pooled vehicles that invest primarily in income-producing real estate or loans related to real estate and are defined by U.S. tax laws. REITs are not subject to U.S. corporate income tax, provided they comply with a number of Internal Revenue Code requirements, including distributing a significant portion of their net income to shareholders. Various other countries have also adopted REIT-like structures that receive comparable tax treatment, provided certain requirements are met.

Securities of Other Investment Companies.    Certain Portfolios may invest in the securities of other investment companies, including ETFs, to the extent permitted by applicable law. Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, which prohibit the acquisition of shares of other investment companies in excess of certain limits. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios may rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Portfolio may rely on these exemptive orders in investing in ETFs. A Portfolio that invests in other investment companies indirectly bears the fees and expenses of those investment companies.

Short Sales.    A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Portfolio will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Swaps.    A Portfolio may engage in swap transactions. Swap contracts are derivatives in the form of a contract or other similar instrument that is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified security or index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, total return on equity securities, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices).

Temporary Defensive Investments.    For temporary defensive purposes in response to adverse market, economic, political or other conditions, a Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, a Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities.    A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of a Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect a Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Risks of the Portfolios and the Underlying Portfolios and Underlying ETFs

Each Portfolio and each of the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below. In this section, the term “Portfolio” may include a Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

Sub-Adviser Selection Risk:    The risk that the Manager’s process for selecting or replacing an investment sub-adviser (“Sub-Adviser”) and its decision to select or replace a Sub-Adviser does not produce the intended results.

Affiliated Portfolio Risk:    In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating a Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows may be frequent and could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value and performance and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s ability to meet shareholder redemption requests or could limit an Underlying Portfolio’s and, in turn, a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Manager also may be subject to potential conflicts of interest in selecting shares of Underlying Portfolios for redemption. In addition, these inflows and outflows could increase an Underlying Portfolio’s and, in turn, a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying Portfolio’s and, in turn, a Portfolio’s, actual expenses to increase, or could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is in the best interest of that Portfolio and Underlying Portfolio and that is consistent with its investment objective, policies, and strategies.

Asset Class Risk:    There is the risk that the returns from the asset classes, or types of securities, in which a Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions to manage the Portfolio’s market exposure and for other portfolio management purposes. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant with counterparties such as the Trust’s custodian or its affiliates. A Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Counterparty Risk:    If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Cybersecurity and Operational Risk:    A Portfolio, its service providers, and third party fund distribution platforms, and your ability to transact with a Portfolio, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on a Portfolio or its shareholders. The Manager, through its monitoring and oversight of Portfolio service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Manager, Portfolio service providers, or third-party fund distribution platforms to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which a Portfolio invests, leading to significant loss of value.

Derivatives Risk:    A derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or an Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Manager or an Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a Portfolio’s derivatives position could lose value. A Portfolio’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce a Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to a Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a Portfolio to sell or otherwise close-out a derivatives position could expose a Portfolio to losses and could make such derivatives more difficult for a Portfolio to value accurately. Assets segregated to cover these transactions may decline in value and may become illiquid. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Portfolio also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. A Portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. As a result, a larger portion of a Portfolio’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Portfolio. There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” In particular, the Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a Portfolio more costly, and may otherwise adversely impact the performance and value of derivatives. Under the Dodd-Frank Act, a Portfolio also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service. Other future regulatory developments may also impact a Portfolio’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Portfolio itself is regulated. The Manager cannot predict the effects of any new governmental regulation that may be implemented on the ability of a Portfolio to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment objective.

Exchange-Traded Funds (“ETFs”):    A Portfolio may invest in ETFs. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities). Accordingly, each ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks. By investing in a Portfolio that invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the Investment Company Act of 1940, as amended (“1940 Act”), including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, a Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, many ETFs have obtained exemptive relief from the SEC to permit other investment companies (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. A Portfolio may rely on these exemptive orders in investing in ETFs.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject a Portfolio to leveraging risk.

Index Strategy Risk:    A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Insurance Fund Risk:    The Portfolios are available through Contracts offered by insurance company affiliates of the Manager, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Manager’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Manager may be subject to potential conflicts of interest in connection with providing advice to, or developing strategies and models used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio). The performance of a Portfolio may impact the obligations and financial exposure of the Manager’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer s Portfolio as an investment option and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Manager’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or models and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The performance of a Portfolio also may adversely impact the value of Contracts that offer a Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of a Portfolio and that is consistent with a Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Investment Style Risk:    An Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Portfolio’s share price. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. An Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such an Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of a Portfolio’s share price.

Issuer-Specific Risk:    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it takes a short position, engages in derivatives transactions, invests collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair a Portfolio’s ability to pursue its objectives. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Portfolio because a Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of a Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of a Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, a Portfolio may experience substantial losses. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.

Liquidity Risk:    The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, or possibly requiring a Portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations, which may require a Portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations and may result in a loss or may be costly to a Portfolio. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Judgment plays a greater role in pricing illiquid investments than it does in pricing investments having more active markets and there is a greater risk that the investments may not be sold for the price at which a Portfolio is carrying them. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Market Risk:    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Multiple Adviser Risk:    A Portfolio may have multiple Advisers, each of which is responsible for investing a specific allocated portion of a Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Manager in allocating a Portfolio’s assets to Advisers and its selection and oversight of the Advisers. Because each Adviser manages its allocated portion of a Portfolio independently from another Adviser, the same security may be held in different portions of a Portfolio, or may be acquired for one portion of ta Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of a Portfolio. Because each Adviser directs the trading for its own portion of a Portfolio, and does not aggregate its transactions with those of the other Adviser, a Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among a Portfolio’s Advisers in a manner that it believes is consistent with achieving a Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating a Portfolio’s assets among Advisers, including affiliated Advisers, because the Manager pays different fees to the Advisers and due to other factors that could impact the Manager’s revenues and profits.

Non-Diversification Risk:    A non-diversified portfolio’s greater investment in a single issuer or a few issuers makes the portfolio more susceptible to adverse events impacting those issuers. A decline in the value of or default by a single security in a non-diversified portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Options:    A Portfolio may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs tracking certain securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in a Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, a Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, a Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Management Risk:    The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Recent Market Conditions Risk:    The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, continues to affect global economies and financial markets. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, investors in many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have and may continue to experience losses. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Over the past several years and continuing into the present, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow economies. The ultimate effect of these efforts is not yet known. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. A change in or withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. As a result, the impact of U.S. financial regulation and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Redemption Risk:    A Portfolio may experience periods of heavy redemptions that could cause a Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a Portfolio’s performance. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Regulatory Risk:    The Manager is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and, due to a Portfolio’s use of derivatives, serves as a CPO with respect to a Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs, which may be borne by a Portfolio and may affect Portfolio returns.

Repurchase Agreements Risk:    A Portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from a Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, a Portfolio might incur a loss. If the seller declares bankruptcy, portfolio may not be able to sell the security at the desired time.

Risk Management:    The Manager and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that a Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to a Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Manager or Sub-Advisers will identify all of the risks that might affect a Portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce a Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs:    A Portfolio will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to a Portfolio’s direct fees and expenses. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. A Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest and the ability of a Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. A Portfolio, Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, a Portfolio is subject to the risks associated with investing in such securities. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Portfolio correlates to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which ta Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Sector Concentration Risk:    To the extent a Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk:    For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Securities Selection Risk:    The securities selected for a Portfolio may not perform as well as other securities that were not selected for a Portfolio. As a result, a Portfolio may underperform the markets, its benchmark index(es) or other funds with the same objective or in the same asset class.

Short Position Risk:    A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased plus any premiums or interest paid to the third party. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing a Portfolio’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short are returned to the lender on short notice. If this happens, a Portfolio may have to buy the securities sold short at an unfavorable price. When a Portfolio is selling stocks short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.

Swaps:    A Portfolio may engage in swap transactions. Swap contracts are derivatives in the form of a contract or other similar instrument that is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified security or index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, total return on equity securities, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices).

Tax Risk:    The risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions.

Risks of Equity Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that emphasize investments in equity securities or other equity instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of equity securities or other equity instruments. The risks of investing in equity securities or other equity instruments may include:

Convertible Securities Risk:    The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, a Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which mean that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Portfolio invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities which mean an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Equity Risk:    In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Equity securities generally have greater price volatility than fixed income securities.

Financial Services Sector Risk:    To the extent a Portfolio invests in the financial services sector, the value of a Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing in a diversified portfolio of securities.

Focused Portfolio Risk:    A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, including a Portfolio that is classified as “diversified”, may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on a Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as a Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a Portfolio that is more broadly invested.

Initial Public Offering (“IPO”) Risk:    Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. Therefore, a Portfolio may hold IPO shares for a very short period of time. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to a Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. The impact of IPOs on a Portfolio’s performance will likely decrease as a Portfolio’s asset size increases, which could reduce a Portfolio’s returns. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in profitable IPOs.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Listed Private Equity Company Risk:    Listed private equity companies may include, among other companies, business development companies, publicly traded limited partnership interests, publicly traded venture capital funds, publicly traded private equity funds, publicly traded financial institutions that lend capital to or invest in privately held companies, and any other publicly traded vehicle whose purpose is to invest in privately held companies. Depending on their underlying investments, listed private equity companies are subject to various risks, which may include, but are not limited to, additional liquidity risk, industry risk, foreign securities risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small- and micro-capitalization companies than for mid-capitalization companies.

Real Estate Investing Risk:    A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and a portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small- and micro-capitalization companies than for mid-capitalization companies.

Special Situations Risk:    A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as acquisitions, mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or an acquisition, a merger, consolidation, liquidation, restructuring, bankruptcy or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during a Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by a Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk:    These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments

Each Portfolio may invest a portion of its assets in Underlying Portfolios or Underlying ETFs that invest primarily in debt securities or other debt instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds or other debt instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), mortgage-backed and asset-backed securities, securities issued by the U.S. government and obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as described in each Underlying Portfolio’s or Underlying ETF’s investment strategies. In addition to bonds, debt securities also include money market instruments. The risks of investing in fixed income securities or other fixed income instruments may include:

Banking Industry Sector Risk:    To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Collateralized Loan Obligations Risk:    In addition to the typical risks associated with fixed income securities discussed elsewhere in this Prospectus (e.g., interest rate risk and credit risk), collateralized loan obligations (“CLOs”) carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that a Portfolio may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Credit Risk:    The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a Portfolio may decrease its value. When a fixed income security is not rated, an Adviser may have to assess the risk of the security itself. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Portfolio owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Portfolios themselves.

Distressed Companies Risk:    A Portfolio may invest in distressed securities, including loans, bonds and notes, many of which are not publicly traded and that may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated or close to default. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities or other instruments. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. A Portfolio may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than a Portfolio’s original investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Floating Rate Loan Risk:    Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized, and can decline significantly in value.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, a Portfolio may have no income at all from such investments

Interest Rate Risk:    The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Portfolio may have to reinvest the proceeds at lower interest rates, resulting in a decline in Portfolio income. Conversely, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a Portfolio holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a Portfolio’s shares. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When the Federal Reserve raises the federal funds rate, interest rates are expected to rise. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Portfolio.

Inverse Floaters Risk:    Inverse floaters, which are fixed income securities with a floating or variable rate of interest (i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals), may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk:    Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or, if unrated, are deemed to be of comparable quality by an Adviser. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may possess certain speculative characteristics as well.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value. Loan interests may have extended trade settlement periods. Accordingly, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that a Portfolio may incur losses in order to timely honor redemptions.

Money Market Risk:    Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation.

Mortgage-Backed and Asset-Backed Securities Risk:    The risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Portfolio’s mortgage-backed and asset-backed securities will result in an unforeseen loss of interest income to a Portfolio as a Portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. Moreover, declines in the credit quality of and defaults by the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, a Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to a Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Non-Investment Grade Securities Risk:    Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s) or, if unrated, deemed to be of comparable quality by an Adviser are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative. “Junk bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of a Portfolio’s assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Prepayment and Extension Risk:    Prepayment risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more quickly than originally anticipated, and a Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more slowly than originally anticipated. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Preferred Stock Risk:    Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stock also may be less liquid than common stock. To the extent that a Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of a Portfolio’s investments to decline.

Sovereign Debt Risk:    Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt for a variety of reasons including, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt obligations may be collected and there may be few or no effective legal remedies for collecting on such debt. Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Unrated Debt Securities Risk:    Unrated debt securities determined by an Adviser to be of comparable quality to rated securities may be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

U.S. Government Securities Risk:    A Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate due to changing interest rates, among other factors. Notwithstanding that these securities are backed by the full faith and credit of the U.S., circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Zero Coupon and Pay-in-Kind Securities Risk:    A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

Each Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities or other foreign instruments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risk and rewards of foreign securities or other foreign instruments. The following is a more detailed description of the primary risks of investing in foreign securities and other foreign instruments:

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Securities issued by U.S. entities with substantial foreign operations can involve risks relating to conditions in foreign countries. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of a Portfolio’s investments.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk:    Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk:    Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private countries. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of a Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

European Economic Risk:    The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires Eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In addition, one or more members could abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Geographic Concentration Risk:    A Portfolio that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on a Portfolio’s investment performance and that a Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

International Fair Value Pricing Risk:    An Underlying Portfolio that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Underlying Portfolio’s net asset value is determined. If such arbitrage attempts are successful, the Underlying Portfolio’s net asset value might be diluted. An Underlying Portfolio’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the board of trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Underlying Portfolio’s board of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment adviser’s ability to implement an Underlying Portfolio’s investment strategy (e.g., reducing the volatility of a Portfolio’s share price) or achieve its investment objective.

Political/Economic Risk:    Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk:    Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk:    Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be un-invested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Portfolio could be liable for any losses incurred.

Transaction Costs Risk:    The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Risks of Alternative Investments

Each Portfolio may invest in certain Underlying Portfolios and Underlying ETFs that invest in alternative investments. Therefore, as an investor in a Portfolio, the return on your investment will be based, to the extent of a Portfolio’s investment, on the risks and rewards of alternative investments. Alternative investments may use a different approach to investing than do traditional investments (such as equity or fixed income investments) and, as a result, may have different characteristics and risks than do traditional investments. Alternative investments may be less liquid, particularly in periods of stress, more complex and less transparent, and may have more complicated tax profiles than traditional investments. The use of alternative investments may not achieve the desired effect.

The following is a more detailed description of the primary risks of investing in alternative investments. In addition to the risks specific to alternative investments, the Underlying Portfolios and Underlying ETFs that invest in alternative investments may be subject to the risks associated with equity, fixed income and foreign investments, certain of which are discussed earlier in this Prospectus. Certain risks discussed below also may apply to Underlying Portfolios and Underlying ETFs that do not invest in alternative investments. An Underlying Portfolio and Underlying ETF may be subject to certain additional risks as discussed in its prospectus.

Commodity Price Volatility Risk:    Because the value of the shares of an Underlying ETF that is based on a particular commodity depends on the price of that commodity, the value of those shares is subject to fluctuations similar to those affecting the commodity.

Commodity Risk:    Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect a Portfolio’s performance. Although investments in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

Concentration Risk:    If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, country, region, group of countries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, an Underlying Portfolio or Underlying ETF that concentrates in a single market, industry, group of industries, country, region, group of countries, asset class or sector may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Energy Sector Risk:    The energy sector is cyclical and highly dependent on commodities prices, and the market values of companies in the energy sector could be adversely affected by, among other factors, the levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to a Portfolio’s holdings and the performance of a Portfolio.

Infrastructure Sector Risk:    Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. In addition, infrastructure companies may be adversely affected by government regulation or world events (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social or labor unrest, or violence) in the regions in which the companies operate. Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure companies may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Natural Resources Sector Risk:    The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

Oil and Gas Sector Risk:    The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, and world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest.) Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Precious Metals Risk:    Precious metals, such as gold and silver, generate no interest or dividends, and the return from investments in such precious metals will be derived solely from the gains and losses realized upon sale. Prices of precious metals may fluctuate, sharply or gradually, and over short or long periods of time. The prices of precious metals may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, changes in industrial and commercial demand, developments in the precious metals mining industries, precious metals sales by governments, central banks or international institutions, investment speculation, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, such investments may be particularly susceptible to political, economic and environmental conditions and events in those countries.

Sales by the Official Sector Risk:    A significant portion of the aggregate world gold holdings is owned by governments, central banks and related institutions. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the price of an Underlying ETF that invests in gold will be adversely affected.

Utilities Sector Risk:    The utilities sector in general is subject to significant governmental regulation and review, which may result in limitations or delays with regard to changes in the rates that companies in this sector charge their customers. Other risk factors that may affect utility companies include the risk of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and safety regulations; difficulties in obtaining natural gas or other key inputs; risks related to the construction and operation of power plants; the effects of energy conservation and the effects of regulatory changes. Any of these factors could result in a material adverse impact on the Underlying ETF’s portfolio securities and the performance of the Underlying ETF.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

OF PORTFOLIOS OF EQ TRUST

As of January 31, 2017, to EQ Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class IA, Class IB, or Class K shares of an Acquiring Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

All Asset Growth-Alt 20 — Class K

ALLIANCE FOR DENTAL CARE PLLC 40 WINTER ST STE 201 ROCHESTER, NH 03867-313	29.69%	11.14%

DEREK P. CIMLER, D.D.S. 46 NEW HAVEN RD VERGENNES, VT 05491-133	6.08%	2.28%

MOYES-IVERSON DENTAL, LLC 1770 COMBE RD # B OGDEN, UT 84403-517	29.27%	10.98%

BRENT E. CURTIS, D.D.S. 2025 S 1300 E SALT LAKE CTY, UT 84105-365	6.97%	2.62%

AXA/Horizon Small Cap Value — Class IB

MR STEPHEN PERRETTA 28 COMMUNITY DRIVE CORAM, NY 11727-2701	6.28%	2.14%

THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	42.96%	14.62%

MR THOMAS K GARCEAU 39088 30TH STREET PAW PAW, MI 49079-9420	8.04%	2.74%

MR RONALD J DEMERECK 39741 32ND STREET PAW PAW, MI 49079-8441	13.51%	4.60%

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/PIMCO Global Real Return — Class IB

MR JOHN R SMERECZNIAK 1132 WILDFLOWER CT RED WING, MN 55066-3987	33.49%	22.10%

THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	30.18%	19.91%

MISS SYLVIA EWING 5216 4TH STREET NE UNIT 201 WASHINGTON, DC 20011-6352	5.64%	3.73%

As of January 1, 2017, to EQ Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class IB or Class K shares of an Acquired Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

All Asset Aggressive-Alt 25 — Class K

DANIEL T. NOVAK PS PLAN 2833 QUAKER VALLEY RD NEW PARIS, PA 15554-862	5.57%	3.48%

GREGORY D. LISKA DDS AND DARREN 1025 EVERGREEN LN N PLYMOUTH, MN 55441-486	11.45%	7.16%

JEFFREY D. JACOBSON, DDS 1024 COLINGTON RD # 1 KILL DEVIL HL, NC 27948-801	22.03%	13.77%

SERGE PAPIERNIK, D.D.S., P.A. 9350 S DIXIE HWY STE 920 MIAMI, FL 33156-299	15.44%	9.65%

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

All Asset Aggressive-Alt 50 — Class IB

AARON M ATWOOD 15 UNION ST APT 3 CHARLESTOWN, MA 02129	6.37%	0.06%

JOSEPH K EDSON 4220 DENBIGH DR RICHMOND, VA 23235	5.19%	0.05%

RICHARD HSU 160 SANTIAGO AVE RUTHERFORD, NJ 07070	8.31%	0.08%

DIANE K UEBELHOER 8425 HASTA COURT FORT WAYNE, IN 46815	6.76%	0.07%

RICHARD A FENNESSY 1037 COLONY DR CRYSTAL LAKE, IL 60014	5.13%	0.05%

FIONA H FORREST 4026 LA JOLLA VILLAGE DR SAN DIEGO, CA 92037	14.86%	0.15%

AKEMI UYEMA 2305 W 165TH ST TORRANCE, CA 90504	11.87%	0.12%

All Asset Aggressive-Alt 75 — Class IB

STEPHEN UNGER 6178 VISTA LINDA LN BOCA RATON, FL 33433	12.03%	0.18%

CHER TRUST DTD 10/09 CHARLOTTE D BO 454 W CITATION LANE TEMPE, AZ 85284	7.04%	0.10%

BILL J REED 2881 KENDRICK STREET GOLDEN, CO 80401	13.74%	0.20%

KEVIN E DUPREE 5815 OUTLOOK MISSION, KS 66202	10.72%	0.16%

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

AXA/Pacific Global Small Cap Value — Class IB

MR JOHN R SMERECZNIAK 1132 WILDFLOWER CT RED WING, MN 55066-3987	33.49%	22.10%

THE CLERGY ADVANTAGE 403(B) BY CHURCH AND CLERGY ALLIANCE PO BOX 272 LOVELAND, CO 80539	30.18%	19.91%

MISS SYLVIA EWING 5216 4TH STREET NE UNIT 201 WASHINGTON, DC 20011-6352	5.64%	3.73%

CHRISTINE LEFKOWITZ 516 HARBOR RD COLD SPRING HARBOR, NY 11724	6.72%	1.24%

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

OF PORTFOLIOS OF VIP TRUST

As of January 31, 2017, to VIP Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class B shares of an Acquiring Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

Charter Moderate — Class B

WILLIAM C WISWELL W4812 OVERLOOK DR ELKHORN, WI 53121	15.31%	13.86%

As of January 31, 2017, to VIP Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class B shares of an Acquired Portfolio.

Shareholder’s or Contractholder’s Name/Address	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

Charter Income Strategies — Class B

LVG TST DTD 7/17/07 ESTHER R HEIME 21 SUNCREST DRIVE DIX HILLS, NY 11746	5.93%	1.10%

Charter International Moderate — Class B

JANE ALPERT 177 BLACKWOOD LANE STAMFORD, CT 06903	8.24%	0.79%

MARIANGELA FILIPPELLI 12067 APOLLO DR N ROYALTON, OH 44133	9.22%	0.88%

BILL J REED 2881 KENDRICK STREET GOLDEN, CO 80401	10.89%	1.04%

Charter Interest Rate Strategies — Class B

MARIANNE ZITELLA 726 LOMBARD RD ADDISON, IL 60101	5.42%	1.12%

Charter Real Assets — Class B

YOLANDA M CELLUCCI 125 COOLIDGE AVE APT 809 WATERTOWN MA 02472-2875	5.27%	0.19%

LOUISE A EVANS 511 BOGGSTON AVE PITTSBURGH, PA 15210	5.23%	0.19%

CHER TRUST DTD 10/09 CHARLOTTE D BO 454 W CITATION LANE TEMPE, AZ 85284	5.08%	0.18%

STATEMENT OF ADDITIONAL INFORMATION

February 22, 2017

AXA PREMIER VIP TRUST

CharterSM International Moderate Portfolio,

(the “Acquired Portfolio”)

AND

CharterSM Moderate Portfolio,

(the “Acquiring Portfolio”),

each a series of AXA Premier VIP Trust

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
CharterSM International Moderate Portfolio	CharterSM Moderate Portfolio

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Portfolio into the Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (the “Reorganization”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to the Acquired Portfolio and to other shareholders of the Acquired Portfolio as of December 31, 2016.

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 22, 2017 relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to AXA Premier VIP Trust (“VIP Trust”) at 1290 Avenue of the Americas, New York, New York 10104 or calling 1-877-222-2144. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Contents of the SAI

CharterSM International Moderate Portfolio merging into CharterSM Moderate Portfolio

This SAI consists of the cover page, the information set forth below, and the following documents, each of which was filed with the Securities and Exchange Commission and is incorporated by reference herein:

The combined Statement of Additional Information of VIP Trust dated May 1, 2016, as supplemented, with respect to the CharterSM Moderate Portfolio, the Acquiring Portfolio, and the CharterSM International Moderate Portfolio, the Acquired Portfolio (File Nos. 333-70754 and 811-10509).

The Statement of Additional Information includes information about VIP Trust’s other portfolios that are not relevant to the Reorganization. Please disregard that information.

Pro Forma Financial Information

CharterSM International Moderate Portfolio merging into CharterSM Moderate Portfolio

The following tables set forth the pro forma Portfolio of Investments as of December 31, 2016, the pro forma condensed Statement of Assets and Liabilities as of December 31, 2016, and the pro forma condensed Statement of Operations for the one year period ended December 31, 2016 for the CharterSM International Moderate Portfolio (“International Moderate Portfolio”) and the CharterSM Moderate Portfolio (“Moderate Portfolio”), as adjusted giving effect to the Reorganization.

The pro forma Portfolio of Investments contains information about the securities holdings of the combined Portfolio as of December 31, 2016, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of an International Moderate Portfolio’s holdings may not remain at the time of the Reorganization. It is also expected that, if the Reorganization is approved, the International Moderate Portfolio’s holdings that are not compatible with the corresponding Moderate Portfolio’s investment objective and policies will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in temporary investments or reinvested in assets that are consistent with the Moderate Portfolio’s investment objective and policies. The portion of the International Moderate Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by AXA Equitable Funds Management Group, the Portfolios’ investment manager, of the compatibility of those holdings with the Moderate Portfolio’s portfolio composition, investment objective, and policies at the time of the Reorganization. The need for a Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and incurring transaction costs that would not otherwise have been incurred.

2

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2016 (Unaudited)

	CharterSM International Moderate	CharterSM Moderate	Pro-forma Adjustment	CharterSM Moderate Combined Pro Forma	CharterSM International Moderate	CharterSM Moderate	Pro-forma Adjustment	CharterSM Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)	Value ($)
EXCHANGE TRADED FUNDS:
iShares International High Yield Bond Fund	20,960	—	—	20,960	961,016	—	—	961,016
iShares® Emerging Markets Infrastructure Fund	1,110	—	—	1,110	31,180	—	—	31,180
iShares® Floating Rate Bond Fund	—	16,710	—	16,710	—	847,698	—	847,698
iShares® Global Infrastructure Fund	3,290	4,460	—	7,750	128,442	174,119	—	302,561
iShares® International Select Dividend Fund	19,190	—	—	19,190	567,256	—	—	567,256
iShares® International Treasury Bond Fund	410	1,620	—	2,030	36,826	145,509	—	182,335
iShares® JP Morgan USD Emerging Markets Bond Fund	10,010	11,550	—	21,560	1,103,302	1,273,041	—	2,376,343
iShares® Micro-Cap Fund	—	830	—	830	—	71,247	—	71,247
iShares® MSCI EAFE Small-Cap Fund	4,240	3,560	—	7,800	211,322	177,431	—	388,753
iShares® MSCI Frontier 100 Fund	240	—	—	240	5,964	—	—	5,964
iShares® U.S. Oil & Gas Exploration & Production Fund	—	1,460	—	1,460	—	95,542	—	95,542
PowerShares S&P 500 BuyWrite Portfolio	—	8,090	—	8,090	—	172,074	—	172,074
SPDR® Bloomberg Barclays Short Term High Yield Bond Fund	—	16,170	—	16,170	—	447,586	—	447,586
SPDR® Citi International Government Inflation-Protected Bond Fund	10,260	—	—	10,260	533,725	—	—	533,725
SPDR® S&P Emerging Markets SmallCap Fund	1,400	—	—	1,400	55,608	—	—	55,608
Vanguard Short-Term Inflation-Protected Securities Fund	920	3,500	—	4,420	45,227	172,060	—	217,287
Vanguard Total International Bond Fund	4,120	17,320	—	21,440	223,675	940,303	—	1,163,978
PowerShares DB Base Metals Fund*	—	2,410	—	2,410	—	35,957	—	35,957
PowerShares DB Commodity Index Tracking Fund*	—	3,830	—	3,830	—	60,667	—	60,667
PowerShares DB G10 Currency Harvest Fund*	6,120	8,920	—	15,040	151,837	221,305	—	373,142
PowerShares DB Gold Fund*	—	2,830	—	2,830	—	104,795	—	104,795
PowerShares DB Silver Fund*	—	290	—	290	—	7,209	—	7,209
PowerShares Global Short Term High Yield Bond Portfolio	7,200	—	—	7,200	175,965	—	—	175,965

Total Exchange Traded Funds (35.3%) (Cost $9,825,284)					4,231,345	4,946,543	—	9,177,888

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class*	—	17,159	—	17,159	—	159,925	—	159,925
AXA Natural Resources Portfolio‡	—	12,332	—	12,332	—	98,074	—	98,074
AXA Real Estate Portfolio‡	44,290	18,237	—	62,527	463,857	190,999	—	654,856
AXA SmartBeta Equity Portfolio‡	16,944	18,971	—	35,915	189,013	211,628	—	400,641
AXA/AB Small Cap Growth Portfolio‡	—	24,077	—	24,077	—	436,040	—	436,040
AXA/ClearBridge Large Cap Growth Portfolio*‡	—	36,940	—	36,940	—	401,954	—	401,954
AXA/Janus Enterprise Portfolio*‡	—	37,067	—	37,067	—	589,471	—	589,471
AXA/Lord Abbett Micro Cap Portfolio‡	—	16,701	—	16,701	—	165,998	—	165,998
BlackRock Global Long/Short Credit Fund, Institutional Class*	—	17,482	—	17,482	—	176,922	—	176,922
Eaton Vance Floating-Rate Fund, Institutional Class*	—	49,488	—	49,488	—	442,915	—	442,915
EQ/BlackRock Basic Value Equity Portfolio‡	—	18,339	—	18,339	—	424,596	—	424,596
EQ/Capital Guardian Research Portfolio‡	—	37,093	—	37,093	—	838,580	—	838,580
EQ/Convertible Securities Portfolio‡	—	152,285	—	152,285	—	1,550,845	—	1,550,845
EQ/Core Bond Index Portfolio‡	—	2,074	—	2,074	—	20,418	—	20,418
EQ/Emerging Markets Equity PLUS Portfolio‡	32,813	52,218	—	85,031	262,647	417,971	—	680,618
EQ/Energy ETF Portfolio‡	—	12,620	—	12,620	—	93,890	—	93,890

3

	CharterSM International Moderate	CharterSM Moderate	Pro-forma Adjustment	CharterSM Moderate Combined Pro Forma	CharterSM International Moderate	CharterSM Moderate	Pro-forma Adjustment		CharterSM Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)		Value ($)
EQ/GAMCO Mergers and Acquisitions Portfolio‡	—	32,226	—	32,226	—	420,911	—		420,911
EQ/GAMCO Small Company Value Portfolio‡	—	7,409	—	7,409	—	433,661	—		433,661
EQ/Global Bond PLUS Portfolio‡	83,600	143,699	—	227,299	732,791	1,259,579	—		1,992,370
EQ/High Yield Bond Portfolio‡	—	88,336	—	88,336	—	841,144	—		841,144
EQ/Intermediate Government Bond Portfolio‡	—	124,107	—	124,107	—	1,269,895	—		1,269,895
EQ/International Equity Index Portfolio‡	78,611	124,755	—	203,366	657,522	1,043,479	—		1,701,001
EQ/Invesco Comstock Portfolio‡	—	26,769	—	26,769	—	422,535	—		422,535
EQ/Low Volatility Global ETF Portfolio‡	18,887	19,030	—	37,917	192,884	194,340	—		387,224
EQ/MFS International Growth Portfolio‡	53,327	90,246	—	143,573	350,415	593,010	—		943,425
EQ/PIMCO Global Real Return Portfolio‡	55,589	116,229	—	171,818	539,597	1,128,219	—		1,667,816
EQ/PIMCO Ultra Short Bond Portfolio‡	—	129,080	—	129,080	—	1,273,636	—		1,273,636
EQ/T. Rowe Price Growth Stock Portfolio*‡	—	11,057	—	11,057	—	430,418	—		430,418
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	—	23,019	—	23,019	—	149,161	—		149,161
Franklin K2 Alternative Strategies Fund, Advisor Class	—	8,127	—	8,127	—	87,523	—		87,523
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	10,784	10,903.00	—	21,687	187,535	189,595	—		377,130
Multimanager Core Bond Portfolio‡	—	129,639	—	129,639	—	1,267,789	—		1,267,789
Multimanager Mid Cap Value Portfolio‡	—	42,476	—	42,476	—	664,400	—		664,400
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,794	18,200	—	33,994	145,462	167,626	—		313,088
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,046	15,812	—	26,858	128,240	183,578	—		311,818
Templeton Global Smaller Companies Fund, Advisor Class	15,770	25,533	—	41,303	138,457	224,177	—		362,634

Total Investment Companies (86.4%) (Cost $23,034,005)					3,988,420	18,464,902	—		22,453,322

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares*	85,159	195,638	—	280,797	85,185	195,697	—		280,882

Total Short-Term Investments (1.1%) (Cost $280,821)					85,185	195,697	—		280,882

Total Investments (122.9%) (Cost $33,140,110)					8,304,950	23,607,142	—		31,912,092
Other Assets Less Liabilities (-22.9%)					(61,594)	3,957	(5,881,332	)(a)	(5,938,969)

Net Assets (100%)					8,243,356	23,611,099	(5,881,332)		25,973,123

As of February 22, 2017, each security held by the Acquired Portfolio complies with the investment policies and restrictions of the Acquiring Portfolio.

*	Non-income producing
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Reflects adjustment made for the impact of the seed capital withdrawal.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

	CharterSM International Moderate
Securities:	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio (a)	$846,589	$73,225	$473,361	$463,857	$4,275	$35,084
AXA SmartBeta Equity Portfolio	335,341	26,282	171,761	189,013	2,849	16,113
EQ/Emerging Markets Equity PLUS Portfolio	415,055	33,530	241,069	262,647	2,356	(24,025)
EQ/Global Bond PLUS Portfolio	1,289,654	117,345	705,078	732,791	16,074	(5,017)
EQ/International Equity Index Portfolio	1,028,384	171,825	591,722	657,522	19,154	(61,199)
EQ/Low Volatility Global ETF Portfolio	334,567	33,717	182,541	192,884	4,937	17,280
EQ/MFS International Growth Portfolio	593,127	49,353	326,729	350,415	4,311	(25,615)
EQ/PIMCO Global Real Return Portfolio	792,355	124,211	414,197	539,597	27,413	7,841

	$5,635,072	$629,488	$3,106,458	$3,388,726	$81,369	$(39,538)

4

	CharterSM Moderate
Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$20,838	$9,200	$98,074	$2,290	$(69)
AXA Real Estate Portfolio (a)	164,709	41,275	18,271	190,999	1,745	2,423
AXA SmartBeta Equity Portfolio	176,855	49,607	22,837	211,628	3,217	9
AXA/AB Small Cap Growth Portfolio	340,223	153,742	85,566	436,040	2,578	26,218
AXA/ClearBridge Large Cap Growth Portfolio (b)	365,228	105,360	76,219	401,954	—	762
AXA/Janus Enterprise Portfolio (c)	513,481	215,097	130,484	589,471	—	(1,111)
AXA/Lord Abbett Micro Cap Portfolio	134,926	28,099	14,410	165,998	138	(576)
EQ/BlackRock Basic Value Equity Portfolio	338,834	90,453	63,562	424,596	6,986	526
EQ/Capital Guardian Research Portfolio	685,485	226,259	132,424	838,580	9,325	(249)
EQ/Convertible Securities Portfolio	1,276,051	418,549	217,156	1,550,845	47,333	(2,511)
EQ/Core Bond Index Portfolio	20,090	361	—	20,418	361	—
EQ/Emerging Markets Equity PLUS Portfolio	312,929	132,832	66,628	417,971	3,781	45
EQ/Energy ETF Portfolio	67,591	20,182	9,361	93,890	1,616	(212)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	95,848	36,635	420,911	1,077	20,465
EQ/GAMCO Small Company Value Portfolio	349,011	100,302	85,223	433,661	3,045	15,655
EQ/Global Bond PLUS Portfolio	1,105,399	419,171	237,485	1,259,579	27,870	2,768
EQ/High Yield Bond Portfolio	722,189	211,606	134,272	841,144	44,504	(1,930)
EQ/Intermediate Government Bond Portfolio	1,086,653	395,382	202,887	1,269,895	11,996	2,251
EQ/International Equity Index Portfolio	842,571	306,003	105,735	1,043,479	30,649	(685)
EQ/Invesco Comstock Portfolio	356,888	94,223	84,819	422,535	10,756	2,268
EQ/Low Volatility Global ETF Portfolio	174,664	56,847	42,308	194,340	5,022	5,974
EQ/MFS International Growth Portfolio	520,419	129,031	59,940	593,010	7,359	517
EQ/PIMCO Global Real Return Portfolio	942,463	305,680	159,633	1,128,219	57,759	2,275
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	354,374	178,311	1,273,636	16,099	(484)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	125,945	49,553	430,418	—	7,413
Multimanager Core Bond Portfolio	1,084,114	380,636	197,418	1,267,789	27,213	1,249
Multimanager Mid Cap Value Portfolio	510,921	163,616	111,436	664,400	8,051	(89)

	$13,948,584	$4,641,318	$2,531,773	$16,683,480	$330,770	$82,902

	CharterSM Moderate Combined Pro Forma
Securities:	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$20,838	$9,200	$98,074	$2,290	$(69)
AXA Real Estate Portfolio (a)	1,011,298	114,500	491,632	654,856	6,020	37,507
AXA SmartBeta Equity Portfolio	512,196	75,889	194,598	400,641	6,066	16,122
AXA/AB Small Cap Growth Portfolio	340,223	153,742	85,566	436,040	2,578	26,218
AXA/ClearBridge Large Cap Growth Portfolio (b)	365,228	105,360	76,219	401,954	—	762
AXA/Janus Enterprise Portfolio (c)	513,481	215,097	130,484	589,471	—	(1,111)
AXA/Lord Abbett Micro Cap Portfolio	134,926	28,099	14,410	165,998	138	(576)
EQ/BlackRock Basic Value Equity Portfolio	338,834	90,453	63,562	424,596	6,986	526
EQ/Capital Guardian Research Portfolio	685,485	226,259	132,424	838,580	9,325	(249)
EQ/Convertible Securities Portfolio	1,276,051	418,549	217,156	1,550,845	47,333	(2,511)
EQ/Core Bond Index Portfolio	20,090	361	—	20,418	361	—
EQ/Emerging Markets Equity PLUS Portfolio	727,984	166,362	307,697	680,618	6,137	(23,980)
EQ/Energy ETF Portfolio	67,591	20,182	9,361	93,890	1,616	(212)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	95,848	36,635	420,911	1,077	20,465
EQ/GAMCO Small Company Value Portfolio	349,011	100,302	85,223	433,661	3,045	15,655
EQ/Global Bond PLUS Portfolio	2,395,053	536,516	942,563	1,992,370	43,944	(2,249)
EQ/High Yield Bond Portfolio	722,189	211,606	134,272	841,144	44,504	(1,930)
EQ/Intermediate Government Bond Portfolio	1,086,653	395,382	202,887	1,269,895	11,996	2,251
EQ/International Equity Index Portfolio	1,870,955	477,828	697,457	1,701,001	49,803	(61,884)
EQ/Invesco Comstock Portfolio	356,888	94,223	84,819	422,535	10,756	2,268
EQ/Low Volatility Global ETF Portfolio	509,231	90,564	224,849	387,224	9,959	23,254
EQ/MFS International Growth Portfolio	1,113,546	178,384	386,669	943,425	11,670	(25,098)
EQ/PIMCO Global Real Return Portfolio	1,734,818	429,891	573,830	1,667,816	85,172	10,116
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	354,374	178,311	1,273,636	16,099	(484)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	125,945	49,553	430,418	—	7,413
Multimanager Core Bond Portfolio	1,084,114	380,636	197,418	1,267,789	27,213	1,249
Multimanager Mid Cap Value Portfolio	510,921	163,616	111,436	664,400	8,051	(89)

	$19,583,656	$5,270,806	$5,638,231	$20,072,206	$412,139	$43,364

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Wells Fargo Omega Growth Portfolio.
(c)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

5

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM International Moderate

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies
Exchange Traded Funds (ETFs)	$4,231,345	$—	$—	$4,231,345
Investment Companies	599,694	3,388,726		3,988,420
Other Exchange Traded Funds	—	—		—
Short-Term Investments
Investment Companies	85,185	—	—	85,185

Total	$4,916,224	$3,388,726	$—	$8,304,950

Liabilities
Total Liabilities	$—	$—	$—	$—

Total Assets and Liabilities	$4,916,224	$3,388,726	$—	$8,304,950

CharterSM Moderate

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies
Exchange Traded Funds (ETFs)	$4,946,543	$—	$—	$4,946,543
Investment Companies	1,781,422	16,683,480	—	18,464,902
Other Exchange Traded Funds	—	—	—	—
Short-Term Investments
Investment Companies	195,697	—	—	195,697

Total	$6,923,662	$16,683,480	$—	$23,607,142

Liabilities
Total Liabilities	$—	$—	$—	$—

Total Assets and Liabilities	$6,923,662	$16,683,480	$—	$23,607,142

6

CharterSM Moderate Combined Pro Forma

Description Pro-Forma	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investment Companies
Exchange Traded Funds (ETFs)	$9,177,888	$—	$—	$9,177,888
Investment Companies	2,381,116	20,072,206	—	22,453,322
Other Exchange Traded Funds	—	—	—	—
Short-Term Investments
Investment Companies	280,882	—	—	280,882

Total	$11,839,886	$20,072,206	$—	$31,912,092

Liabilities
Total Liabilities	$—	$—	$—	—

Total Assets and Liabilities	$11,839,886	$20,072,206	$—	$31,912,092

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

There were no derivatives held during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

	CharterSM International Moderate	CharterSM Moderate	CharterSM Moderate Combined Pro Forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$965,239	$5,680,681	$6,645,920
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,723,941	$2,711,443	$9,435,384

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,152	$452,661	$503,813
Aggregate gross unrealized depreciation	(861,044)	(819,644)	(1,680,688)

Net unrealized appreciation	$(809,892)	$(366,983)	$(1,176,875)

Federal income tax cost of investments	$9,114,842	$23,974,125	$33,088,967

Capital Loss Carryforward:

CharterSM International Moderate

The Portfolio utilized $13,261 net capital loss carryforwards during the year ending December 31, 2016, all of which was for Short-Term losses.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $291,628 for Long Term losses.

CharterSM Moderate

The Portfolio has no net capital loss carryforward.

CharterSM Moderate Combined Pro Forma

The Portfolio utilized $13,261 net capital loss carryforwards during the year ending December 31, 2016, all of which was for Short-Term losses.

Losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are $291,628 for Long Term losses.

7

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

	CharterSM International Moderate	CharterSM Moderate	Pro Forma Adjustment		CharterSM Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$3,642,456	$16,918,838	$—		$20,561,294
Investments at Cost, Unaffiliated Issuers	5,483,582	7,095,234	—		12,578,816
ASSETS
Investments at Value, Affiliated Issuers	3,388,726	16,683,480	—		20,072,206
Investments at Value, Unaffiliated Issuers	4,916,224	6,923,662	—		11,839,886
Cash	10,000	35,078	—		45,078
Receivable from Separate Accounts for Trust shares sold	154	42,685	—		42,839
Dividends, interest, and other receivables	6,992	4,200	—		11,192
Receivable from investment manager	—	5,890	—		5,890
Receivable for securities sold	37	—	—		37
Other assets	59	64	—		123

Total assets	8,322,192	23,695,059	—		32,017,251

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	50	15,342	5,881,332	(a)	5,896,724
Distribution fees payable- Class B	1,727	4,988	—		6,715
Administrative fees payable	3,588	—	—		3,588
Payable for securities purchased	198	2,501	—		2,699
Trustees’ fees payable	837	418	—		1,255
Accrued expenses	72,436	60,711	—		133,147

Total liabilities	78,836	83,960	5,881,332		6,044,128

NET ASSETS	$8,243,356	$23,611,099	$5,881,332		$25,973,123

Net assets were comprised of:
Paid in capital	$9,345,198	$23,956,722	$(5,881,332	)(a)	$27,420,588
Accumulated undistributed net investment income (loss)	5,075	2,815	—		7,890
Accumulated undistributed net realized gain (loss) on investments	(285,829)	58,492	—		(227,337)
Net unrealized appreciation (depreciation) on investments	(821,088)	(406,930)	—		(1,228,018)

Net Assets	$8,243,356	$23,611,099	$(5,881,332)		$25,973,123

Class B Shares:
Net Assets	$8,243,356	$23,611,099	$(5,881,332	)(a)	$25,973,123
Shares outstanding	906,792	2,408,733	(665,769	)(a)(b)	2,649,756
Net asset value, offering and redemption price per share	$9.09	$9.80	$—		$9.80

(a)	Reflects adjustment made for the impact of the seed capital withdrawal.
(b)	Reflects adjustment for retired shares of the acquired Portfolio.

8

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2016 (Unaudited)

	CharterSM International Moderate	CharterSM Moderate	Pro Forma Adjustments		CharterSM Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$81,369	$330,770	$—		$412,139
INVESTMENT INCOME
Dividends	242,271	483,921	—		726,192
Interest	2,827	2,724	—		5,551

Total income	245,098	486,645	—		731,743

EXPENSES
Custodian fees	53,500	165,900	(53,500	)(b)	165,900
Distribution fees - Class B	27,709	54,018	(14,694	)(a)	67,033
Professional fees	37,589	38,664	(35,120	)(a),(b)	41,133
Administrative fees	32,503	32,542	(27,453	)(a),(b)	37,592
Investment management fees	16,625	32,411	(8,816	)(a)	40,220
Printing and mailing expenses	1,705	3,044	(44	)(a)	4,705
Trustees’ fees	459	783	(11	)(a)	1,231
Miscellaneous	311	387	(311	)(b)	387

Gross expenses	170,401	327,749	(139,949)		358,201

Less: Waiver from investment manager	(49,128)	(64,953)	36,269	(b)	(77,812)
Reimbursement from investment manager	(55,240)	(137,253)	51,532	(b),(c)	(140,961)

Net expenses	66,033	125,543	(52,148)		139,428

NET INVESTMENT INCOME (LOSS)	179,065	361,102	52,148		592,315

Realized gain (loss) from affiliates	(54,240)	(6,204)	—		(60,444)
Net distributions of realized gain (loss) from affiliates	14,702	89,106	—		103,808
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(250,302)	(6,114)	—		(256,416)
Net distributions of realized gain received from underlying funds	21,911	91,299	—		113,210

Net realized gain (loss)	(228,391)	85,185	—		(143,206)

Change in unrealized appreciation (depreciation) from affiliates	230,624	625,351	—		855,975
Change in unrealized appreciation (depreciation) on:
Investments	784,728	862,936	—		1,647,664

Net change in unrealized appreciation (depreciation)	784,728	862,936	—		1,647,664

NET REALIZED AND UNREALIZED GAIN (LOSS)	556,337	948,121	—		1,504,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$735,402	$1,309,223	$52,148		$2,096,773

(a)	Reflects adjustment made for the impact of the seed capital withdrawal.
(b)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(c)	Reflects adjustment of waiver due to change in expense limitation agreement.

Note that the Reorganization expenses for the CharterSM International Moderate Portfolio, which are estimated to be $33,333, exceed the expense limit and will be paid by FMG LLC.

9

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2016

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On December 1, 2016 the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM International Moderate Portfolio to the CharterSM Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM Moderate Portfolio of all of the liabilities of the CharterSM International Moderate Portfolio in exchange for shares of the Charter SM Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM International Moderate Portfolio, the distribution of the CharterSM Moderate Portfolio shares to the CharterSM International Moderate Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM International Moderate Portfolio.

The CharterSM International Moderate Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM International Moderate Portfolio. A special meeting of these shareholders will be held on or about March 28, 2017.

The Reorganization will be accounted for as a taxable reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2016. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM International Moderate Portfolio, and the CharterSM Moderate Portfolio at December 31, 2016. The unaudited pro forma combined statement of operations reflects the results of operations of the Charter SM Moderate Portfolio as if it had acquired the CharterSM International Moderate Portfolio at the beginning of the year ended December 31, 2016. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”).

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM Moderate Portfolio, in a manner consistent with the CharterSM Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM Moderate Portfolio and will be the same as that of the CharterSM International Moderate Portfolio.

e.)	Asset Size – The CharterSM Moderate Portfolio is larger than the CharterSM International Moderate; and it will be the dominant portion of the merged entity.

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM International

10

Moderate Portfolio by the CharterSM Moderate Portfolio as of December 31, 2016. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM International Moderate Portfolio and net asset value per share of the CharterSM Moderate Portfolio at December 31, 2016.

NOTE 3 – VALUATION

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2016 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

11

NOTE 4 – FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

The estimated percentage of the holdings of the International Moderate Portfolio that will be sold in connection with its Reorganization is 100%. The estimated portfolio transaction costs of the Reorganization of the International Moderate Portfolio are $700. These are estimated amounts and subject to change. With respect to the Reorganization, Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

NOTE 5 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM Moderate Portfolio’s shares as if the merger had taken place on December 31, 2016. The CharterSM International Moderate Portfolio will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $33,333. However, AXA Equitable Funds Management Group, LLC has voluntarily agreed to pay expenses of the Reorganization that exceed the CharterSM International Moderate Portfolio’s expense limitation set forth in its expense limitation agreement.

12

AXA Premier VIP Trust

Financial Statements

December 31, 2016

AXA Premier VIP Trust Financial Statements

December 31, 2016

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Floating Rate Bond Fund	16,710	$847,698
iShares Global Infrastructure Fund	4,460	174,119
iShares International Treasury Bond Fund	1,620	145,509
iShares JP Morgan USD Emerging Markets Bond Fund	11,550	1,273,041
iShares Micro-Cap Fund	830	71,247
iShares MSCI EAFE Small-Cap Fund	3,560	177,431
iShares U.S. Oil & Gas Exploration & Production Fund	1,460	95,542
PowerShares DB Base Metals Fund*	2,410	35,957
PowerShares DB Commodity Index Tracking Fund*	3,830	60,667
PowerShares DB G10 Currency Harvest Fund*	8,920	221,305
PowerShares DB Gold Fund*	2,830	104,795
PowerShares DB Silver Fund*	290	7,209
PowerShares S&P 500 BuyWrite Portfolio	8,090	172,074
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	16,170	447,586
Vanguard Short-Term Inflation-Protected Securities Fund	3,500	172,060
Vanguard Total International Bond Fund	17,320	940,303

Total Exchange Traded Funds (21.0%) (Cost $5,045,160)		4,946,543

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	17,159	159,925
AXA Natural Resources Portfolio‡	12,332	98,074
AXA Real Estate Portfolio‡	18,237	190,999
AXA SmartBeta Equity Portfolio‡	18,971	211,628
AXA/AB Small Cap Growth Portfolio‡	24,077	436,040
AXA/ClearBridge Large Cap Growth Portfolio*‡	36,940	401,954
AXA/Janus Enterprise Portfoliop*‡	37,067	589,471
AXA/Lord Abbett Micro Cap Portfolio‡	16,701	165,998
BlackRock Global Long/Short Credit Fund, Institutional Class*	17,482	176,922
Eaton Vance Floating-Rate Fund, Institutional Class	49,488	442,915
EQ/BlackRock Basic Value Equity Portfolio‡	18,339	424,596
EQ/Capital Guardian Research Portfolio‡	37,093	838,580
EQ/Convertible Securities Portfolio‡	152,285	1,550,845
EQ/Core Bond Index Portfolio‡	2,074	20,418
EQ/Emerging Markets Equity PLUS Portfolio‡	52,218	417,971
EQ/Energy ETF Portfolio‡	12,620	93,890
EQ/GAMCO Mergers and Acquisitions Portfolio‡	32,226	420,911
EQ/GAMCO Small Company Value Portfolio‡	7,409	433,661
EQ/Global Bond PLUS Portfolio‡	143,699	1,259,579
EQ/High Yield Bond Portfolio‡	88,336	841,144
EQ/Intermediate Government Bond Portfolio‡	124,107	$1,269,895
EQ/International Equity Index Portfolio‡	124,755	1,043,479
EQ/Invesco Comstock Portfolio‡	26,769	422,535
EQ/Low Volatility Global ETF Portfolio‡	19,030	194,340
EQ/MFS International Growth Portfolio‡	90,246	593,010
EQ/PIMCO Global Real Return Portfolio‡	116,229	1,128,219
EQ/PIMCO Ultra Short Bond Portfolio‡	129,080	1,273,636
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,057	430,418
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	23,019	149,161
Franklin K2 Alternative Strategies Fund, Advisor Class	8,127	87,523
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,903	189,595
Multimanager Core Bond Portfolio‡	129,639	1,267,789
Multimanager Mid Cap Value Portfolio‡	42,476	664,400
PIMCO Foreign Bond Fund Unhedged, Institutional Class	18,200	167,626
Templeton Emerging Markets Small Cap Fund, Advisor Class	15,812	183,578
Templeton Global Smaller Companies Fund, Advisor Class	25,533	224,177

Total Investment Companies (78.2%) (Cost $18,773,267)		18,464,902

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	195,638	195,697

Total Short-Term Investment (0.8%) (Cost $195,645)		195,697

Total Investments (100.0%) (Cost $24,014,072)		23,607,142
Other Assets Less Liabilities (0.0%)		3,957

Net Assets (100%)		$23,611,099

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$20,838	$9,200	$98,074	$2,290	$(69)
AXA Real Estate Portfolio (a)	164,709	41,275	18,271	190,999	1,745	2,423
AXA SmartBeta Equity Portfolio	176,855	49,607	22,837	211,628	3,217	9
AXA/AB Small Cap Growth Portfolio	340,223	153,742	85,566	436,040	2,578	26,218
AXA/ClearBridge Large Cap Growth Portfolio (b)	365,228	105,360	76,219	401,954	—	762
AXA/Janus Enterprise Portfolio (c)	513,481	215,097	130,484	589,471	—	(1,111)
AXA/Lord Abbett Micro Cap Portfolio	134,926	28,099	14,410	165,998	138	(576)
EQ/BlackRock Basic Value Equity Portfolio	338,834	90,453	63,562	424,596	6,986	526
EQ/Capital Guardian Research Portfolio	685,485	226,259	132,424	838,580	9,325	(249)
EQ/Convertible Securities Portfolio	1,276,051	418,549	217,156	1,550,845	47,333	(2,511)
EQ/Core Bond Index Portfolio	20,090	361	—	20,418	361	—
EQ/Emerging Markets Equity PLUS Portfolio	312,929	132,832	66,628	417,971	3,781	45
EQ/Energy ETF Portfolio	67,591	20,182	9,361	93,890	1,616	(212)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	95,848	36,635	420,911	1,077	20,465
EQ/GAMCO Small Company Value Portfolio	349,011	100,302	85,223	433,661	3,045	15,655
EQ/Global Bond PLUS Portfolio	1,105,399	419,171	237,485	1,259,579	27,870	2,768
EQ/High Yield Bond Portfolio	722,189	211,606	134,272	841,144	44,504	(1,930)
EQ/Intermediate Government Bond Portfolio	1,086,653	395,382	202,887	1,269,895	11,996	2,251
EQ/International Equity Index Portfolio	842,571	306,003	105,735	1,043,479	30,649	(685)
EQ/Invesco Comstock Portfolio	356,888	94,223	84,819	422,535	10,756	2,268
EQ/Low Volatility Global ETF Portfolio	174,664	56,847	42,308	194,340	5,022	5,974
EQ/MFS International Growth Portfolio	520,419	129,031	59,940	593,010	7,359	517
EQ/PIMCO Global Real Return Portfolio	942,463	305,680	159,633	1,128,219	57,759	2,275
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	354,374	178,311	1,273,636	16,099	(484)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	125,945	49,553	430,418	—	7,413
Multimanager Core Bond Portfolio	1,084,114	380,636	197,418	1,267,789	27,213	1,249
Multimanager Mid Cap Value Portfolio	510,921	163,616	111,436	664,400	8,051	(89)

	$13,948,584	$4,641,318	$2,531,773	$16,683,480	$330,770	$82,902

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Wells Fargo Omega Growth Portfolio.
(c)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

See Notes to Financial Statements.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,946,543	$—	$—	$4,946,543
Investment Companies
Investment Companies	1,781,422	16,683,480	—	18,464,902
Short-Term Investments
Investment Companies	195,697	—	—	195,697

Total Assets	$6,923,662	$16,683,480	$—	$23,607,142

Total Liabilities	$—	$—	$—	$—

Total	$6,923,662	$16,683,480	$—	$23,607,142

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,680,681
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,711,443

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$452,661
Aggregate gross unrealized depreciation	(819,644)

Net unrealized depreciation	$(366,983)

Federal income tax cost of investments	$23,974,125

See Notes to Financial Statements.

4

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $16,918,838)	$16,683,480
Unaffiliated Issuers (Cost $7,095,234)	6,923,662
Cash	35,078
Receivable from Separate Accounts for Trust shares sold	42,685
Receivable from investment manager	5,890
Dividends, interest and other receivables	4,200
Other assets	64

Total assets	23,695,059

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	15,342
Distribution fees payable – Class B	4,988
Payable for securities purchased	2,501
Trustees’ fees payable	418
Accrued expenses	60,711

Total liabilities	83,960

NET ASSETS	$23,611,099

Net assets were comprised of:
Paid in capital	$23,956,722
Accumulated undistributed net investment income (loss)	2,815
Accumulated undistributed net realized gain (loss) on investments	58,492
Net unrealized appreciation (depreciation) on investments	(406,930)

Net assets	$23,611,099

Class B
Net asset value, offering and redemption price per share, $23,611,099 / 2,408,733 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.80

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($330,770 of dividend income received from affiliates)	$483,921
Interest	2,724

Total income	486,645

EXPENSES
Custodian fees	165,900
Distribution fees – Class B	54,018
Professional fees	38,664
Administrative fees	32,542
Investment management fees	32,411
Printing and mailing expenses	3,044
Trustees’ fees	783
Miscellaneous	387

Gross expenses	327,749
Less: Waiver from investment manager	(64,953)
Reimbursement from investment manager	(137,253)

Net expenses	125,543

NET INVESTMENT INCOME (LOSS)	361,102

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,204) of realized gain (loss) from affiliates)	(6,114)
Net distributions of realized gain received from underlying funds ($89,106 received from affiliates)	91,299

Net realized gain (loss)	85,185

Net change in unrealized appreciation (depreciation) on investments ($625,351 of change in unrealized appreciation (depreciation) from affiliates)	862,936

NET REALIZED AND UNREALIZED GAIN (LOSS)	948,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,309,223

See Notes to Financial Statements.

5

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$361,102	$229,605
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	85,185	118,418
Net change in unrealized appreciation (depreciation) on investments	862,936	(825,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,309,223	(477,015)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(378,663)	(273,933)
Distributions from net realized capital gains
Class B	(109,477)	(135,166)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(488,140)	(409,099)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 561,803 and 953,193 shares, respectively ]	5,425,745	9,427,556
Capital shares issued in reinvestment of dividends and distributions [ 49,619 and 43,053 shares, respectively ]	488,140	409,099
Capital shares repurchased [ (303,434) and (681,183) shares, respectively ]	(2,912,934)	(6,891,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,000,951	2,944,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,822,034	2,058,549
NET ASSETS:
Beginning of year	19,789,065	17,730,516

End of year (a)	$23,611,099	$19,789,065

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,815	$911

See Notes to Financial Statements.

6

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.43		(0.43)	(0.02)	—	#

Total from investment operations	0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$9.80		$9.42	$9.93	$9.93

Total return (b)	6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	13%		39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

7

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	1,110	$31,180
iShares Global Infrastructure Fund	3,290	128,442
iShares International High Yield Bond Fund	20,960	961,016
iShares International Select Dividend Fund	19,190	567,256
iShares International Treasury Bond Fund	410	36,826
iShares JP Morgan USD Emerging Markets Bond Fund	10,010	1,103,302
iShares MSCI EAFE Small-Cap Fund	4,240	211,322
iShares MSCI Frontier 100 Fund	240	5,964
PowerShares DB G10 Currency Harvest Fund	6,120	151,837
PowerShares Global Short Term High Yield Bond Portfolio	7,200	175,965
SPDR Citi International Government Inflation-Protected Bond Fund*	10,260	533,725
SPDR S&P Emerging Markets SmallCap Fund	1,400	55,608
Vanguard Short-Term Inflation-Protected Securities Fund	920	45,227
Vanguard Total International Bond Fund	4,120	223,675

Total Exchange Traded Funds (51.3%) (Cost $4,780,124)		4,231,345

INVESTMENT COMPANIES:
AXA Real Estate Portfolio‡	44,290	463,857
AXA SmartBeta Equity Portfolio‡	16,944	189,013
EQ/Emerging Markets Equity PLUS Portfolio‡	32,813	262,647
EQ/Global Bond PLUS Portfolio‡	83,600	732,791
EQ/International Equity Index Portfolio‡	78,611	657,522
EQ/Low Volatility Global ETF Portfolio‡	18,887	$192,884
EQ/MFS International Growth Portfolio‡	53,327	350,415
EQ/PIMCO Global Real Return Portfolio‡	55,589	539,597
Morgan Stanley Institutional Fund, Inc. – Frontier Emerging Markets Portfolio, Institutional Class	10,784	187,535
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,794	145,462
Templeton Emerging Markets Small Cap Fund, Advisor Class	11,046	128,240
Templeton Global Smaller Companies Fund, Advisor Class	15,770	138,457

Total Investment Companies (48.4%) (Cost $4,260,738)		3,988,420

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	85,159	85,185

Total Short-Term Investment (1.0%) (Cost $85,176)		85,185

Total Investments (100.7%) (Cost $9,126,038)		8,304,950
Other Assets Less Liabilities (-0.7%)		(61,594)

Net Assets (100%)		$8,243,356

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio (a)	$846,589	$73,225	$473,361	$463,857	$4,275	$35,084
AXA SmartBeta Equity Portfolio	335,341	26,282	171,761	189,013	2,849	16,113
EQ/Emerging Markets Equity PLUS Portfolio	415,055	33,530	241,069	262,647	2,356	(24,025)
EQ/Global Bond PLUS Portfolio	1,289,654	117,345	705,078	732,791	16,074	(5,017)
EQ/International Equity Index Portfolio	1,028,384	171,825	591,722	657,522	19,154	(61,199)
EQ/Low Volatility Global ETF Portfolio	334,567	33,717	182,541	192,884	4,937	17,280
EQ/MFS International Growth Portfolio	593,127	49,353	326,729	350,415	4,311	(25,615)
EQ/PIMCO Global Real Return Portfolio	792,355	124,211	414,197	539,597	27,413	7,841

	$5,635,072	$629,488	$3,106,458	$3,388,726	$81,369	$(39,538)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

8

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,231,345	$—	$—	$4,231,345
Investment Companies
Investment Companies	599,694	3,388,726	—	3,988,420
Short-Term Investments
Investment Companies	85,185	—	—	85,185

Total Assets	$4,916,224	$3,388,726	$—	$8,304,950

Total Liabilities	$—	$—	$—	$—

Total	$4,916,224	$3,388,726	$—	$8,304,950

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$965,239
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,723,941

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,152
Aggregate gross unrealized depreciation	(861,044)

Net unrealized depreciation	$(809,892)

Federal income tax cost of investments	$9,114,842

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,642,456)	$3,388,726
Unaffiliated Issuers (Cost $5,483,582)	4,916,224
Cash	10,000
Dividends, interest and other receivables	6,992
Receivable from Separate Accounts for Trust shares sold	154
Receivable for securities sold	37
Other assets	59

Total assets	8,322,192

LIABILITIES
Administrative fees payable	3,588
Distribution fees payable – Class B	1,727
Trustees’ fees payable	837
Payable for securities purchased	198
Payable to Separate Accounts for Trust shares redeemed	50
Accrued expenses	72,436

Total liabilities	78,836

NET ASSETS	$8,243,356

Net assets were comprised of:
Paid in capital	$9,345,198
Accumulated undistributed net investment income (loss)	5,075
Accumulated undistributed net realized gain (loss) on investments	(285,829)
Net unrealized appreciation (depreciation) on investments	(821,088)

Net assets	$8,243,356

Class B
Net asset value, offering and redemption price per share, $8,243,356 / 906,792 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.09

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($81,369 of dividend income received from affiliates)	$242,271
Interest	2,827

Total income	245,098

EXPENSES
Custodian fees	53,500
Professional fees	37,589
Administrative fees	32,503
Distribution fees – Class B	27,709
Investment management fees	16,625
Printing and mailing expenses	1,705
Trustees’ fees	459
Miscellaneous	311

Gross expenses	170,401
Less: Waiver from investment manager	(49,128)
Reimbursement from investment manager	(55,240)

Net expenses	66,033

NET INVESTMENT INCOME (LOSS)	179,065

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(54,240) of realized gain (loss) from affiliates)	(250,302)
Net distributions of realized gain received from underlying funds ($14,702 received from affiliates)	21,911

Net realized gain (loss)	(228,391)

Net change in unrealized appreciation (depreciation) on investments ($230,624 of change in unrealized appreciation (depreciation) from affiliates)	784,728

NET REALIZED AND UNREALIZED GAIN (LOSS)	556,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$735,402

See Notes to Financial Statements.

10

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$179,065	$138,265
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(228,391)	(8,433)
Net change in unrealized appreciation (depreciation) on investments	784,728	(328,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	735,402	(198,678)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(187,952)	(150,705)
Distributions from net realized capital gains
Class B	—	(16,277)
Return of capital
Class B	(21,324)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(209,276)	(166,982)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 114,708 and 72,783 shares, respectively ]	1,068,303	672,733
Capital shares issued in connection with merger (Note 9) [ 0 and 962,890 shares, respectively ]	—	8,571,057
Capital shares issued in reinvestment of dividends and distributions [ 23,196 and 18,767 shares, respectively ]	209,276	166,982
Capital shares repurchased [ (757,835) and (32,138) shares, respectively ]	(7,076,461)	(299,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,798,882)	9,111,535

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,272,756)	8,745,875
NET ASSETS:
Beginning of year	13,516,112	4,770,237

End of year (a)	$8,243,356	$13,516,112

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,075	$9,087

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$8.85		$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.18	0.26	0.09
Net realized and unrealized gain (loss) on investments	0.32		(0.66)	(0.29)	(0.17)

Total from investment operations	0.47		(0.48)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.21)		(0.10)	(0.28)	(0.11)
Distributions from net realized gains	—		(0.03)	—	(0.01)
Return of capital	(0.02)		—	—	(0.03)

Total dividends and distributions	(0.23)		(0.13)	(0.28)	(0.15)

Net asset value, end of period	$9.09		$8.85	$9.46	$9.77

Total return (b)	5.41%		(5.07)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,243		$13,516	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.60%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.54%		2.89%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.62%		1.91%	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	0.67%		(0.37)%	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	9%		13%	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

12

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CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Aaa – A Rated Corporate Bond Fund	2,380	$122,237
iShares Emerging Markets Infrastructure Fund	3,270	91,854
iShares Floating Rate Bond Fund	1,420	72,037
iShares Global Infrastructure Fund	9,080	354,483
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,600	187,488
iShares International High Yield Bond Fund	950	43,558
iShares International Select Dividend Fund	8,120	240,027
iShares JP Morgan USD Emerging Markets Bond Fund	1,020	112,424
iShares US Preferred Stock Fund	9,040	336,378
PowerShares Global Short Term High Yield Bond Portfolio	420	10,265
PowerShares S&P 500 BuyWrite Portfolio	13,470	286,507
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	2,370	65,602
SPDR Nuveen S&P High Yield Municipal Bond Fund	2,350	131,530
Vanguard Short-Term Inflation-Protected Securities Fund	440	21,630
Vanguard Total International Bond Fund	170	9,229

Total Exchange Traded Funds (45.8%) (Cost $2,200,991)		2,085,249

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	9,903	78,753
AXA Real Estate Portfolio‡	25,505	267,120
BlackRock Global Long/Short Credit Fund, Institutional Class*	11,451	115,880
Eaton Vance Floating-Rate Fund, Institutional Class	18,491	$165,495
EQ/Boston Advisors Equity Income Portfolio‡	100,905	581,092
EQ/Core Bond Index Portfolio‡	23,277	229,209
EQ/Energy ETF Portfolio‡	9,528	70,882
EQ/Global Bond PLUS Portfolio‡	12,479	109,384
EQ/High Yield Bond Portfolio‡	22,420	213,481
EQ/PIMCO Global Real Return Portfolio‡	10,097	98,009
EQ/Quality Bond PLUS Portfolio‡	8,313	70,323
Multimanager Core Bond Portfolio‡	41,450	405,357
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,218	94,111

Total Investment Companies (54.9%) (Cost $2,724,655)		2,499,096

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	13,329	13,333

Total Short-Term Investment (0.3%) (Cost $13,333)		13,333

Total Investments (101.0%) (Cost $4,938,979)		4,597,678
Other Assets Less Liabilities (-1.0%)		(46,851)

Net Assets (100%)		$4,550,827

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$83,231	$15,892	$38,707	$78,753	$1,834	$(157)
AXA Real Estate Portfolio (a)	306,197	76,870	121,348	267,120	2,390	7,797
EQ/Boston Advisors Equity Income Portfolio	630,977	216,962	278,182	581,092	12,318	48,983
EQ/Core Bond Index Portfolio	262,847	71,634	104,708	229,209	4,069	681
EQ/Energy ETF Portfolio	58,701	25,289	25,998	70,882	1,230	852
EQ/Global Bond PLUS Portfolio	125,600	30,629	46,501	109,384	2,414	(265)
EQ/High Yield Bond Portfolio	246,691	53,485	103,357	213,481	11,310	(2,308)
EQ/PIMCO Global Real Return Portfolio	107,865	25,666	40,152	98,009	5,007	148
EQ/Quality Bond PLUS Portfolio	93,422	17,620	40,600	70,323	1,008	485
Multimanager Core Bond Portfolio	460,269	127,863	185,348	405,357	9,609	156

	$2,375,800	$661,910	$984,901	$2,123,610	$51,189	$56,372

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,085,249	$—	$—	$2,085,249
Investment Companies
Investment Companies	375,486	2,123,610	—	2,499,096
Short-Term Investments
Investment Companies	13,333	—	—	13,333

Total Assets	$2,474,068	$2,123,610	$—	$4,597,678

Total Liabilities	$—	$—	$—	$—

Total	$2,474,068	$2,123,610	$—	$4,597,678

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,031,954
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,699,365

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,901
Aggregate gross unrealized depreciation	(361,845)

Net unrealized depreciation	$(352,944)

Federal income tax cost of investments	$4,950,622

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,329,555)	$2,123,610
Unaffiliated Issuers (Cost $2,609,424)	2,474,068
Cash	9,197
Receivable from investment manager	3,313
Dividends, interest and other receivables	1,478
Receivable for securities sold	59
Other assets	16

Total assets	4,611,741

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	9,243
Distribution fees payable – Class B	962
Payable for securities purchased	742
Trustees’ fees payable	653
Accrued expenses	49,314

Total liabilities	60,914

NET ASSETS	$4,550,827

Net assets were comprised of:
Paid in capital	$4,856,705
Accumulated undistributed net investment income (loss)	2,165
Accumulated undistributed net realized gain (loss) on investments	33,258
Net unrealized appreciation (depreciation) on investments	(341,301)

Net assets	$4,550,827

Class B
Net asset value, offering and redemption price per share, $4,550,827 / 484,237 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.40

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($51,189 of dividend income received from affiliates)	$138,635
Interest	2,578

Total income	141,213

EXPENSES
Custodian fees	67,000
Professional fees	35,866
Administrative fees	32,500
Distribution fees – Class B	11,799
Investment management fees	7,080
Printing and mailing expenses	681
Trustees’ fees	182
Miscellaneous	176

Gross expenses	155,284
Less: Waiver from investment manager	(39,580)
Reimbursement from investment manager	(88,020)

Net expenses	27,684

NET INVESTMENT INCOME (LOSS)	113,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,722) of realized gain (loss) from affiliates)	(10,918)
Net distributions of realized gain received from underlying funds ($63,094 received from affiliates)	65,466

Net realized gain (loss)	54,548

Net change in unrealized appreciation (depreciation) on investments ($70,801 of change in unrealized appreciation (depreciation) from affiliates)	151,231

NET REALIZED AND UNREALIZED GAIN (LOSS)	205,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$319,308

See Notes to Financial Statements.

15

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CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$113,529	$117,185
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	54,548	64,083
Net change in unrealized appreciation (depreciation) on investments	151,231	(306,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	319,308	(125,597)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(120,377)	(128,728)
Distributions from net realized capital gains
Class B	(58,344)	(76,347)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(178,721)	(205,075)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 105,519 and 114,223 shares, respectively ]	1,001,264	1,112,369
Capital shares issued in reinvestment of dividends and distributions [ 18,828 and 22,204 shares, respectively ]	178,721	205,075
Capital shares repurchased [ (196,490) and (255,788) shares, respectively ]	(1,856,434)	(2,566,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(676,449)	(1,249,548)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(535,862)	(1,580,220)
NET ASSETS:
Beginning of year	5,086,689	6,666,909

End of year (a)	$4,550,827	$5,086,689

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,165	$5,674

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.14		$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.21	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.41		(0.55)	0.15	(0.18)

Total from investment operations	0.64		(0.34)	0.45	(0.02)

Less distributions:
Dividends from net investment income	(0.26)		(0.24)	(0.30)	(0.19)
Distributions from net realized gains	(0.12)		(0.15)	(0.04)	(0.03)

Total dividends and distributions	(0.38)		(0.39)	(0.34)	(0.22)

Net asset value, end of period	$9.40		$9.14	$9.87	$9.76

Total return (b)	7.00%		(3.46)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,551		$5,087	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.29%		3.46%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.41%		2.16%	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.30)%		(0.67)%	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	22%		25%	17%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

17

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	1,520	$42,697
iShares Floating Rate Bond Fund	12,960	657,461
iShares Global Infrastructure Fund	4,920	192,077
iShares International High Yield Bond Fund	710	32,553
iShares International Select Dividend Fund	10,720	316,883
iShares JP Morgan USD Emerging Markets Bond Fund	980	108,016
PowerShares Global Short Term High Yield Bond Portfolio	210	5,132
PowerShares S&P 500 BuyWrite Portfolio	3,900	82,953
SPDR Bloomberg Barclays Short Term High Yield Bond Fund	3,070	84,978
Vanguard Short-Term Inflation-Protected Securities Fund	1,270	62,433
Vanguard Total International Bond Fund	1,850	100,436

Total Exchange Traded Funds (39.9%) (Cost $1,816,629)		1,685,619

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	16,630	132,252
AXA Real Estate Portfolio‡	21,094	220,920
BlackRock Global Long/Short Credit Fund, Institutional Class*	10,706	108,347
Eaton Vance Floating-Rate Fund, Institutional Class	4,668	41,775
EQ/Boston Advisors Equity Income Portfolio‡	68,338	393,548
EQ/Convertible Securities Portfolio‡	35,075	357,197

EQ/Energy ETF Portfolio‡	18,532	$137,870
EQ/Global Bond PLUS Portfolio‡	10,693	93,724
EQ/High Yield Bond Portfolio‡	4,694	44,693
EQ/Low Volatility Global ETF Portfolio‡	34,763	355,019
EQ/PIMCO Global Real Return Portfolio‡	36,897	358,151
EQ/PIMCO Ultra Short Bond Portfolio‡	14,046	138,594
PIMCO Unconstrained Bond Fund, Institutional Class	15,905	169,387

Total Investment Companies (60.5%) (Cost $2,745,030)		2,551,477

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	14,385	14,389

Total Short-Term Investment (0.3%) (Cost $14,389)		14,389

Total Investments (100.7%) (Cost $4,576,048)		4,251,485
Other Assets Less Liabilities (-0.7%)		(31,377)

Net Assets (100%)		$4,220,108

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$155,965	$36,319	$103,620	$132,252	$3,073	$(10,109)
AXA Real Estate Portfolio (a)	342,693	33,438	159,362	220,920	2,040	7,467
EQ/Boston Advisors Equity Income Portfolio	524,349	101,828	254,757	393,548	8,320	9,386
EQ/Convertible Securities Portfolio	494,347	71,236	226,717	357,197	10,853	(7,785)
EQ/Energy ETF Portfolio	148,571	43,633	89,693	137,870	2,359	(8,153)
EQ/Global Bond PLUS Portfolio	144,156	14,989	67,841	93,724	2,063	(1,799)
EQ/High Yield Bond Portfolio	61,482	7,610	29,237	44,693	2,351	(1,857)
EQ/Low Volatility Global ETF Portfolio	533,108	62,635	249,488	355,019	9,117	15,224
EQ/PIMCO Global Real Return Portfolio	506,436	77,772	248,066	358,151	18,252	(1,350)
EQ/PIMCO Ultra Short Bond Portfolio	210,772	26,489	101,340	138,594	1,744	(1,232)

	$3,121,879	$475,949	$1,530,121	$2,231,968	$60,172	$(208)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,685,619	$—	$—	$1,685,619
Investment Companies
Investment Companies	319,509	2,231,968	—	2,551,477
Short-Term Investments
Investment Companies	14,389	—	—	14,389

Total Assets	$2,019,517	$2,231,968	$—	$4,251,485

Total Liabilities	$—	$—	$—	$—

Total	$2,019,517	$2,231,968	$—	$4,251,485

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$624,236
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,504,659

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,901
Aggregate gross unrealized depreciation	(343,194)

Net unrealized depreciation	$(323,293)

Federal income tax cost of investments	$4,574,778

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,408,570)	$2,231,968
Unaffiliated Issuers (Cost $2,167,478)	2,019,517
Cash	19,000
Receivable from investment manager	2,877
Dividends, interest and other receivables	884
Other assets	17

Total assets	4,274,263

LIABILITIES
Payable for securities purchased	2,243
Distribution fees payable – Class B	888
Trustees’ fees payable	680
Payable to Separate Accounts for Trust shares redeemed	122
Accrued expenses	50,222

Total liabilities	54,155

NET ASSETS	$4,220,108

Net assets were comprised of:
Paid in capital	$4,623,835
Accumulated undistributed net investment income (loss)	5,469
Accumulated undistributed net realized gain (loss) on investments	(84,633)
Net unrealized appreciation (depreciation) on investments	(324,563)

Net assets	$4,220,108

Class B
Net asset value, offering and redemption price per share, $4,220,108 / 446,404 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.45

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($60,172 of dividend income received from affiliates)	$113,479
Interest	2,156

Total income	115,635

EXPENSES
Custodian fees	62,300
Professional fees	35,862
Administrative fees	32,500
Distribution fees – Class B	11,601
Investment management fees	6,961
Printing and mailing expenses	676
Trustees’ fees	188
Miscellaneous	186

Gross expenses	150,274
Less: Waiver from investment manager	(39,461)
Reimbursement from investment manager	(84,392)

Net expenses	26,421

NET INVESTMENT INCOME (LOSS)	89,214

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(53,870) of realized gain (loss) from affiliates)	(124,792)
Net distributions of realized gain received from underlying funds ($53,662 received from affiliates)	54,652

Net realized gain (loss)	(70,140)

Net change in unrealized appreciation (depreciation) on investments ($164,261 of change in unrealized appreciation (depreciation) from affiliates)	302,823

NET REALIZED AND UNREALIZED GAIN (LOSS)	232,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,897

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$89,214	$105,084
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(70,140)	48,248
Net change in unrealized appreciation (depreciation) on investments	302,823	(416,462)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	321,897	(263,130)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(103,175)	(115,616)
Distributions from net realized capital gains
Class B	(40,070)	(66,016)
Return of capital
Class B	(14,012)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(157,257)	(181,632)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 50,613 and 149,886 shares, respectively ]	476,808	1,455,709
Capital shares issued in reinvestment of dividends and distributions [ 16,495 and 19,785 shares, respectively ]	157,257	181,632
Capital shares repurchased [ (274,951) and (388,917) shares, respectively ]	(2,529,302)	(3,831,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,895,237)	(2,194,321)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,730,597)	(2,639,083)
NET ASSETS:
Beginning of year	5,950,705	8,589,788

End of year (a)	$4,220,108	$5,950,705

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,469	$12,022

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$9.10		$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.14	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.53		(0.60)	0.01 †	(0.10)

Total from investment operations	0.71		(0.46)	0.25	(0.01)

Less distributions:
Dividends from net investment income	(0.24)		(0.17)	(0.25)	(0.12)
Distributions from net realized gains	(0.09)		(0.10)	(0.01)	(0.03)
Return of capital	(0.03)		—	—	—

Total dividends and distributions	(0.36)		(0.27)	(0.26)	(0.15)

Net asset value, end of period	$9.45		$9.10	$9.83	$9.84

Total return (b)	7.82%		(4.55)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,220		$5,951	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.24%		2.60%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.92%		1.46%	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.75)%		(0.51)%	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	13%		27%	26%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	3,870	$108,708
iShares Global Infrastructure Fund	11,560	451,302
iShares MSCI Global Agriculture Producers Fund	3,540	88,373
iShares MSCI Global Gold Miners Fund	4,475	76,657
iShares U.S. Oil & Gas Exploration & Production Fund	2,990	195,666
PowerShares DB Agriculture Fund*	950	18,972
PowerShares DB Base Metals Fund*	7,150	106,678
PowerShares DB Commodity Index Tracking Fund*	9,960	157,766
PowerShares DB G10 Currency Harvest Fund*	18,590	461,218
PowerShares DB Gold Fund*	7,330	271,430
PowerShares DB Silver Fund*	1,830	45,494
Vanguard Short-Term Inflation-Protected Securities Fund	5,170	254,157

Total Exchange Traded Funds (46.5%) (Cost $2,463,932)		2,236,421

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	38,885	309,239
AXA Real Estate Portfolio‡	53,065	555,757
Eaton Vance Diversified Currency Income Fund, Institutional Class	9,637	83,265

EQ/Energy ETF Portfolio‡	44,588	$331,712
EQ/PIMCO Global Real Return Portfolio‡	125,045	1,213,796
PIMCO Commodity RealReturn Strategy Fund, Institutional Class	13,499	96,656

Total Investment Companies (53.8%) (Cost $2,729,697)		2,590,425

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	71,559	71,580

Total Short-Term Investment (1.5%) (Cost $71,568)		71,580

Total Investments (101.8%) (Cost $5,265,197)		4,898,426
Other Assets Less Liabilities (-1.8%)		(85,830)

Net Assets (100%)		$4,812,596

*	Non-income producing
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$228,956	$94,126	$84,499	$309,239	$7,130	$(1,667)
AXA Real Estate Portfolio (a)	506,248	151,889	114,952	555,757	4,815	9,290
EQ/Energy ETF Portfolio	248,065	95,299	71,635	331,712	5,638	(2,640)
EQ/PIMCO Global Real Return Portfolio	1,064,717	376,343	272,027	1,213,796	61,298	2,124

	$2,047,986	$717,657	$543,113	$2,410,504	$78,881	$7,107

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,236,421	$—	$—	$2,236,421
Investment Companies
Investment Companies	179,921	2,410,504	—	2,590,425
Short-Term Investments
Investment Companies	71,580	—	—	71,580

Total Assets	$2,487,922	$2,410,504	$—	$4,898,426

Total Liabilities	$—	$—	$—	$—

Total	$2,487,922	$2,410,504	$—	$4,898,426

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,232,038
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$953,469

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,294
Aggregate gross unrealized depreciation	(242,344)

Net unrealized depreciation	$(218,050)

Federal income tax cost of investments	$5,116,476

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,505,862)	$2,410,504
Unaffiliated Issuers (Cost $2,759,335)	2,487,922
Cash	10,000
Receivable from Separate Accounts for Trust shares sold	45
Dividends, interest and other receivables	45
Other assets	14

Total assets	4,908,530

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	28,828
Payable for securities purchased	12,661
Administrative fees payable	1,442
Distribution fees payable – Class B	1,014
Trustees’ fees payable	614
Accrued expenses	51,375

Total liabilities	95,934

NET ASSETS	$4,812,596

Net assets were comprised of:
Paid in capital	$5,203,996
Accumulated undistributed net investment income (loss)	6,536
Accumulated undistributed net realized gain (loss) on investments	(31,165)
Net unrealized appreciation (depreciation) on investments	(366,771)

Net assets	$4,812,596

Class B
Net asset value, offering and redemption price per share, $4,812,596 / 529,533 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.09

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($78,881 of dividend income received from affiliates)	$102,909
Interest	2,538

Total income	105,447

EXPENSES
Professional fees	37,057
Administrative fees	32,509
Custodian fees	29,700
Distribution fees – Class B	11,120
Investment management fees	6,672
Printing and mailing expenses	637
Trustees’ fees	164
Miscellaneous	163

Gross expenses	118,022
Less: Waiver from investment manager	(39,181)
Reimbursement from investment manager	(47,241)

Net expenses	31,600

NET INVESTMENT INCOME (LOSS)	73,847

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,741) of realized gain (loss) from affiliates)	9,894
Net distributions of realized gain received from underlying funds ($8,848 received from affiliates)	9,025

Net realized gain (loss)	18,919

Net change in unrealized appreciation (depreciation) on investments ($187,974 of change in unrealized appreciation (depreciation) from affiliates)	425,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	444,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$518,325

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$73,847	$31,782
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	18,919	(34,898)
Net change in unrealized appreciation (depreciation) on investments	425,559	(535,968)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	518,325	(539,084)

DIVIDENDS:
Dividends from net investment income
Class B	(82,701)	(39,104)
Return of capital
Class B	(8,704)	—

TOTAL DIVIDENDS:	(91,405)	(39,104)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 107,751 and 46,244 shares, respectively ]	982,601	416,988
Capital shares issued in reinvestment of dividends [ 10,121 and 4,723 shares, respectively ]	91,405	39,104
Capital shares repurchased [ (88,057) and (59,529) shares, respectively ]	(795,816)	(527,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	278,190	(71,849)

TOTAL INCREASE (DECREASE) IN NET ASSETS	705,110	(650,037)
NET ASSETS:
Beginning of year	4,107,486	4,757,523

End of year (a)	$4,812,596	$4,107,486

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,536	$6,659

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2016		2015	2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$8.22		$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.06	0.23	0.06
Net realized and unrealized gain (loss) on investments	0.90		(1.12)	(0.22)	(0.35)

Total from investment operations	1.05		(1.06)	0.01	(0.29)

Less distributions:
Dividends from net investment income	(0.16)		(0.08)	(0.25)	(0.07)
Return of capital	(0.02)		—	—	(0.04)

Total dividends and distributions	(0.18)		(0.08)	(0.25)	(0.11)

Net asset value, end of period	$9.09		$8.22	$9.36	$9.60

Total return (b)	12.73%		(11.34)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,813		$4,107	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.71	%(j)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.65%		3.22%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.66%		0.70%	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.28)%		(1.88)%	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	21%		21%	14%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Emerging Markets Infrastructure Fund	6,670	$187,360
iShares Global Infrastructure Fund	17,300	675,392
iShares MSCI Global Agriculture Producers Fund	6,700	167,260
iShares MSCI Global Gold Miners Fund	7,440	127,447
iShares U.S. Oil & Gas Exploration & Production Fund	6,280	410,963
PowerShares DB Agriculture Fund*	1,780	35,547
PowerShares DB Base Metals Fund*	11,220	167,402
PowerShares DB Commodity Index Tracking Fund*	17,550	277,992
PowerShares DB G10 Currency Harvest Fund*	32,940	817,241
PowerShares DB Gold Fund*	11,585	428,993
PowerShares DB Silver Fund*	2,930	72,840
PowerShares Multi-Strategy Alternative Portfolio‡	19,900	454,516
WisdomTree Managed Futures Strategy Fund*	2,770	114,844

Total Exchange Traded Funds (48.0%) (Cost $4,558,344)		3,937,797

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,780	202,988
AXA Natural Resources Portfolio‡	52,668	418,847
AXA Real Estate Portfolio‡	74,836	783,773
BlackRock Global Long/Short Credit Fund, Institutional Class*	25,938	262,492
EQ/Convertible Securities Portfolio‡	82,438	$839,538
EQ/Energy ETF Portfolio‡	56,138	417,646
EQ/GAMCO Mergers and Acquisitions Portfolio‡	87,551	1,143,515
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	12,113	78,492
Franklin K2 Alternative Strategies Fund, Advisor Class	6,445	69,416

Total Investment Companies (51.5%) (Cost $4,566,112)		4,216,707

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	100,721	100,752

Total Short-Term Investment (1.2%) (Cost $100,752)		100,752

Total Investments (100.7%) (Cost $9,225,208)		8,255,256
Other Assets Less Liabilities (-0.7%)		(59,432)

Net Assets (100%)		$8,195,824

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares Multi-Strategy Alternative Portfolio.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$671,243	$90,407	$604,038	$418,847	$9,649	$(121,874)
AXA Real Estate Portfolio (a)	1,376,046	200,488	814,528	783,773	7,119	48,795
EQ/Convertible Securities Portfolio	1,361,218	185,410	751,980	839,538	25,286	(13,180)
EQ/Energy ETF Portfolio	589,322	167,927	554,356	417,646	7,089	(108,212)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,843,689	414,932	1,174,864	1,143,515	2,883	38,330
PowerShares Multi-Strategy Alternative Portfolio*	623,271	—	188,895	454,516	6,865	(5,071)

	$6,464,789	$1,059,164	$4,088,661	$4,057,835	$58,891	$(161,212)

*	Not affiliated at December 31, 2015.
†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,937,797	$—	$—	$3,937,797
Investment Companies
Investment Companies	613,388	3,603,319	—	4,216,707
Short-Term Investments
Investment Companies	100,752	—	—	100,752

Total Assets	$4,651,937	$3,603,319	$—	$8,255,256

Total Liabilities	$—	$—	$—	$—

Total	$4,651,937	$3,603,319	$—	$8,255,256

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,651,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,345,969

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,028
Aggregate gross unrealized depreciation	(596,267)

Net unrealized depreciation	$(559,239)

Federal income tax cost of investments	$8,814,495

See Notes to Financial Statements.

29

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,387,126)	$4,057,835
Unaffiliated Issuers (Cost $4,838,082)	4,197,421
Cash	22,000
Receivable from Separate Accounts for Trust shares sold	62
Dividends, interest and other receivables	43
Other assets	60

Total assets	8,277,421

LIABILITIES
Administrative fees payable	6,290
Distribution fees payable – Class B	1,725
Trustees’ fees payable	934
Payable for securities purchased	716
Payable to Separate Accounts for Trust shares redeemed	172
Accrued expenses	71,760

Total liabilities	81,597

NET ASSETS	$8,195,824

Net assets were comprised of:
Paid in capital	$9,464,407
Accumulated undistributed net investment income (loss)	9,190
Accumulated undistributed net realized gain (loss) on investments	(307,821)
Net unrealized appreciation (depreciation) on investments	(969,952)

Net assets	$8,195,824

Class B
Net asset value, offering and redemption price per share, $8,195,824 / 898,592 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($58,891 of dividend income received from affiliates)	$106,888
Interest	2,561

Total income	109,449

EXPENSES
Custodian fees	39,500
Professional fees	37,564
Administrative fees	32,507
Distribution fees – Class B	25,977
Investment management fees	15,587
Printing and mailing expenses	1,575
Trustees’ fees	430
Miscellaneous	325

Gross expenses	153,465
Less: Waiver from investment manager	(48,094)
Reimbursement from investment manager	(32,641)

Net expenses	72,730

NET INVESTMENT INCOME (LOSS)	36,719

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(227,151) of realized gain (loss) from affiliates)	(471,827)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	65,939

Net realized gain (loss)	(405,888)

Net change in unrealized appreciation (depreciation) on investments ($622,543 of change in unrealized appreciation (depreciation) from affiliates)	1,530,301

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,124,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,161,132

See Notes to Financial Statements.

30

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$36,719	$120,215
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(405,888)	119,723
Net change in unrealized appreciation (depreciation) on investments	1,530,301	(815,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,161,132	(575,277)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(70,904)	(185,335)
Distributions from net realized capital gains
Class B	—	(123,957)
Return of capital
Class B	(38,932)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(109,836)	(309,292)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 189,141 and 228,623 shares, respectively ]	1,679,734	2,128,331
Capital shares issued in connection with merger (Note 9) [ 0 and 859,895 shares, respectively ]	—	7,365,800
Capital shares issued in reinvestment of dividends and distributions [ 12,077 and 36,490 shares, respectively ]	109,836	309,292
Capital shares repurchased [ (832,263) and (405,905) shares, respectively ]	(7,425,910)	(3,871,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,636,340)	5,931,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,585,044)	5,047,094
NET ASSETS:
Beginning of year	12,780,868	7,733,774

End of year (a)	$8,195,824	$12,780,868

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,190	$15,164

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

31

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (AG)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				October 30, 2013* to December 31, 2013
Class B	2016		2015	2014
Net asset value, beginning of period	$8.36		$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.85		(1.04)	(0.15)	(0.17)

Total from investment operations	0.88		(0.91)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.08)		(0.13)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.14)	—	(0.02)
Return of capital	(0.04)		—	—	(0.01)

Total dividends and distributions	(0.12)		(0.27)	(0.17)	(0.17)

Net asset value, end of period	$9.12		$8.36	$9.54	$9.73

Total return (b)	10.58%		(9.50)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,196		$12,781	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.70	%(j)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.48%		2.36%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.35%		1.40%	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.42)%		(0.31)%	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	16%		30%	13%	7%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

32

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-three diversified Portfolios (each a “Portfolio” and together “the Portfolios”). These financial statements present six of the diversified Portfolios. The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as a “fund of funds.” Each of the CharterSM Moderate Portfolio, CharterSM International Moderate Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Real Assets Portfolio, and CharterSM Alternative 100 Moderate Portfolio (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust, a separately registered investment company managed by FMG LLC, and unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends

33

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in Investment Company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; management believes that the adoption of the rule will have no material effect on the Portfolios’ net assets or results of operations.

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

34

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2016 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At December 31, 2016, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

35

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2016, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryforwards (CharterSM International Moderate, CharterSM Interest Rate Strategies, CharterSM Real Assets and CharterSM Alternative 100 Moderate), and Partnership Basis Adjustments (CharterSM Real

36

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Assets and CharterSM Alternative 100 Moderate). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2016 and December 31, 2015, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
CharterSM Moderate	$378,663	$109,477	$—	$21,742	$270,914	$138,185	$—	$90,219
CharterSM International Moderate	187,952	—	—	—	150,902	16,080	—	—
CharterSM Income Strategies	123,040	55,681	—	47,210	137,954	67,121	3,453	42,489
CharterSM Interest Rate Strategies	108,006	35,239	—	—	115,616	66,016	13,505	35,236
CharterSM Real Assets	82,701	—	—	—	39,104	—	—	—
CharterSM Alternative 100 Moderate	70,904	—	—	—	209,371	99,921	—	18,628

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
CharterSM International Moderate	$21,324
CharterSM Interest Rate Strategies	14,012
CharterSM Real Assets	8,704
CharterSM Alternative 100 Moderate	38,932

There was no Return of Capital for 2015.

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2016 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
CharterSM Moderate	$19,465	$(19,467)	$2
CharterSM International Moderate	4,875	(1,378)	(3,497)
CharterSM Income Strategies	3,339	(3,339)	—
CharterSM Interest Rate Strategies	7,408	(7,408)	—
CharterSM Real Assets	8,731	(731)	(8,000)
CharterSM Alternative 100 Moderate	28,211	150,765	(178,976)

Net Capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2016, the following Portfolios deferred to January 1, 2017 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss	Long-Term Capital Loss
CharterSM Moderate	$—	$—	$—
CharterSM International Moderate	—	—	—
CharterSM Income Strategies	—	—	—
CharterSM Interest Rate Strategies	—	—	—
CharterSM Real Assets	—	925	—
CharterSM Alternative 100 Moderate	—	123	431

37

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. None of the Portfolios presented in these statements have pre-enactment and post-enactment net capital losses that will be carried forward.

The following Portfolios utilized net capital loss carryforwards during 2016 and/or have losses incurred that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM International Moderate	$13,261	$—	$—	$291,628
CharterSM Interest Rate Strategies	—	—	6,943	73,321
CharterSM Real Assets	—	—	68,716	103,603
CharterSM Alternative 100 Moderate	—	—	116,874	591,496

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2016, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Moderate	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500.

38

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios*, Target Allocation Portfolios** and Charter Allocation Portfolios*** are aggregated with those of the AXA Strategic Allocation Portfolios, AXA All Asset Allocation Series Portfolios and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQ Advisors Trust (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; 0.100% on the next $5 billion; and 0.095% thereafter.

Prior to October 1, 2016, the Administration fees were as follows:

For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios*, Target Allocation Portfolios** and Charter Allocation Portfolios*** were aggregated. The asset-based administration fee was equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

*	The AXA Allocation Portfolios consist of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio, which are Portfolios of the Trust not presented in these financial statements.
**	The Target Allocation Portfolios consist of the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio, which are Portfolios of the Trust not presented in these financial statements.
***

Including the CharterSM Conservative Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio, which are Portfolios of the Trust not presented in these financial statements.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and

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December 31, 2016

Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2017 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Moderate*	N/A	N/A	1.30%
CharterSM International Moderate*	N/A	N/A	1.25
CharterSM Income Strategies*	N/A	N/A	1.20
CharterSM Interest Rate Strategies*	N/A	N/A	1.20
CharterSM Real Assets*	N/A	N/A	1.40
CharterSM Alternative 100 Moderate*	N/A	N/A	1.55

+	Includes amounts payable pursuant to Rule 12b-1
*	The Trust offers only Class B shares of this Portfolio.

Prior to May 1, 2016, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Moderate*	N/A	N/A	0.65%
CharterSM International Moderate*	N/A	N/A	0.65
CharterSM Income Strategies*	N/A	N/A	0.65
CharterSM Interest Rate Strategies*	N/A	N/A	0.65
CharterSM Real Assets*	N/A	N/A	0.65
CharterSM Alternative 100 Moderate*	N/A	N/A	0.65

+	Includes amounts payable pursuant to Rule 12b-1.
*	The Trust offers only Class B shares of this Portfolio.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any

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December 31, 2016

eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

During the year ended December 31, 2016, FMG LLC received recoupment of $93,384 from Portfolios of the Trust not included in these financial statements.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2016, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2017	2018	2019	Total Eligible For Recoupment
CharterSM Moderate	$256,110	$213,810	$195,749	$665,669
CharterSM International Moderate	157,720	161,752	99,884	419,356
CharterSM Income Strategies	176,457	152,377	125,994	454,828
CharterSM Interest Rate Strategies	176,251	140,317	122,166	438,734
CharterSM Real Assets	138,870	117,616	86,422	342,908
CharterSM Alternative 100 Moderate	145,055	146,465	80,735	372,255

During the year ended December 31, 2016, FMG LLC voluntarily agreed to waive the following (voluntary waivers may be reduced or discontinued at anytime without notice and are not eligible for recoupment):

Portfolios:	Voluntary Waivers
CharterSM Moderate	$6,457
CharterSM International Moderate	4,484
CharterSM Income Strategies	1,606
CharterSM Interest Rate Strategies	1,687

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At December 31, 2016, the total amount deferred by the Trustees participating in the Plan was $814,091*.

*	The total deferred compensation relates to the entire Trust which includes Portfolios not presented in these financial statements.

Note 8	Percentage of Ownership by Affiliates

At December 31, 2016, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
CharterSM International Moderate	71.35%
CharterSM Income Strategies	28.12
CharterSM Interest Rate Strategies	13.50
CharterSM Real Assets	70.07

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December 31, 2016

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2016.

Portfolios:	CharterSM Moderate		CharterSM International Moderate	CharterSM Income Strategies		CharterSM Interest Rate Strategies	CharterSM Real Assets	CharterSM Alternative 100 Moderate
EQ/Energy ETF	1.58%		—%	1.19%		2.31%	5.57%	7.01%
EQ/Low Volatility Global ETF	3.82		3.79	—		6.98	—	—
AXA Natural Resources	0.43		—	0.34		0.57	1.34	1.82
AXA Real Estate	0.63		1.52	0.87		0.72	1.82	2.56
AXA SmartBeta Equity	1.46		1.31	—		—	—	—
AXA/AB Small Cap Growth	0.02		—	—		—	—	—
AXA/ClearBridge Large Cap Growth	0.12		—	—		—	—	—
AXA/Janus Enterprise	0.08		—	—		—	—	—
AXA/Lord Abbett Micro Cap	0.13		—	—		—	—	—
EQ/BlackRock Basic Value Equity	0.02		—	—		—	—	—
EQ/Boston Advisors Equity Income	—		—	0.09		0.06	—	—
EQ/Capital Guardian Research	0.24		—	—		—	—	—
EQ/Convertible Securities	9.31		—	—		2.14	—	5.04
EQ/Core Bond Index	—	#	—	—	#	—	—	—
EQ/Emerging Markets Equity PLUS	1.01		0.63	—		—	—	—
EQ/GAMCO Mergers and Acquisitions	0.17		—	—		—	—	0.46
EQ/GAMCO Small Company Value	0.01		—	—		—	—	—
EQ/Global Bond PLUS	0.41		0.24	0.04		0.03	—	—
EQ/High Yield Bond	0.46		—	0.12		0.02	—	—
EQ/Intermediate Government Bond	0.02		—	—		—	—	—
EQ/International Equity Index	0.06		0.04	—		—	—	—
EQ/Invesco Comstock	0.20		—	—		—	—	—
EQ/MFS International Growth	0.05		0.03	—		—	—	—
EQ/PIMCO Global Real Return	1.61		0.77	0.14		0.51	1.73	—
EQ/PIMCO Ultra Short Bond	0.09		—	—		0.01	—	—
EQ/Quality Bond PLUS	—		—	—	#	—	—	—
EQ/T. Rowe Price Growth Stock	0.04		—	—		—	—	—
Multimanager Core Bond	0.18		—	0.06		—	—	—
Multimanager Mid Cap Value	0.31		—	—		—	—	—

#	Percentage of ownership is less than 0.005%.

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December 31, 2016

Note 9	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2015:

After the close of business on September 25, 2015, CharterSM International Moderate Portfolio acquired the net assets of CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in CharterSM International Moderate Portfolio issuing 962,890 Class B shares (valued at $8,571,057) in exchange for 475,178 and 499,110 Class B shares of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, respectively. The securities held by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, with a fair value of $4,252,534 and $4,399,558, respectively, and identified cost of $4,723,379 and $4,957,409, respectively, at September 25, 2015, were the principal assets acquired by CharterSM International Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM International Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio was carried forward to align ongoing reporting of CharterSM International Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio’s net assets at the merger date of $4,210,022 and $4,361,035, respectively, including $(470,845) and $(557,851), respectively, of unrealized depreciation, $2,583 and $(10,396), respectively, of undistributed net investment income/(loss) and $(24,282) and $(17,443) respectively, of undistributed net realized loss on investments, were combined with those of CharterSM International Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM International Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $212,891 and net realized and unrealized loss on investments of $(932,442), resulting in a decrease in net assets from operations of $(719,551). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that have been included in CharterSM International Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM International Moderate Portfolio totaled $4,669,340. Immediately after the combination, the net assets of the CharterSM International Moderate Portfolio totaled $13,240,397. The cost of securities transferred by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio is excluded from CharterSM International Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

After the close of business on September 25, 2015, CharterSM Alternative 100 Moderate Portfolio acquired the net assets of the CharterSM Alternative 100 Conservative-Plus Portfolio and CharterSM Alternative 100 Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with identical investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the CharterSM Alternative 100 Moderate Portfolio issuing 859,895 Class B shares (valued at $7,365,800) in exchange for 412,800 and 479,681 Class B shares of the CharterSM Alternative 100 Conservative-Plus Portfolio and CharterSM Alternative 100 Growth Portfolio, respectively. The securities held by CharterSM Alternative 100 Conservative-Plus Portfolio and CharterSM Alternative 100 Growth Portfolio,

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

with a fair value of $3,551,807 and $3,873,133, respectively, and identified cost of $3,973,545 and $4,732,004, respectively, at September 25, 2015, were the principal assets acquired by CharterSM Alternative 100 Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM Alternative 100 Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM Alternative 100 Conservative-Plus Portfolio and CharterSM Alternative 100 Growth Portfolio was carried forward to align ongoing reporting of CharterSM Alternative 100 Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio’s net assets at the merger date of $3,519,922 and $3,845,878, respectively, including $(421,738) and $(858,871), respectively, of unrealized depreciation, $(78,810) and $(20,481), respectively, of undistributed net investment loss and $(53,584) and $(13,740), respectively, of undistributed net realized loss on investments, were combined with those of CharterSM Alternative 100 Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM Alternative 100 Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $122,875 and net realized and unrealized loss on investments of $(1,366,198), resulting in a decrease in net assets from operations of $(1,243,323). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that have been included in CharterSM Alternative 100 Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM Alternative 100 Moderate Portfolio totaled $5,577,677. Immediately after the combination, the net assets of the CharterSM CharterSM Alternative 100 Moderate Portfolio totaled $12,943,477. The cost of securities transferred from CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio is excluded from CharterSM Alternative 100 Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

Note 10	Subsequent Events

The Manager evaluated subsequent events from December 31, 2016, the date of these financial statements, through the date these financial statements were issued and available.

On December 5, 2016, the Board approved a form of Plan of Reorganization and Termination and a form of Agreement and Plan of Reorganization and Termination (each, a “Reorganization Plan,” and collectively, the “Reorganization Plans”) that provide for the reorganization of certain Portfolios of the Trust into another existing Portfolio of the Trust or other existing Portfolios of EQ Advisors Trust (each, a “Reorganization,” and collectively, the “Reorganizations”) as follows:

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
CharterSM International Moderate Portfolio	CharterSM Moderate Portfolio
CharterSM Alternative 100 Moderate Portfolio	All Asset Growth-Alt 20 Portfolio
CharterSM Income Strategies Portfolio CharterSM Interest Rate Strategies Portfolio	AXA/DoubleLine Opportunistic Core Plus Bond Portfolio
CharterSM Real Assets Portfolio	EQ/PIMCO Global Real Return Portfolio
(each, an “Acquired Portfolio,” and collectively, the “Acquired Portfolios”)	(each, an “Acquiring Portfolio,” and collectively, the “Acquiring Portfolios”)

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December 31, 2016

Each Reorganization Plan is subject to approval by the shareholders of the respective Acquired Portfolio. A special shareholder meeting of the Acquired Portfolios is anticipated to be held on or about March 28, 2017 to vote on the Reorganization Plans. If shareholders approve the Reorganization Plans, it is anticipated that the Reorganizations will take place on or about May 19, 2017.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached

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December 31, 2016

their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the portfolios, as FMG LLC believes a loss is not probable.

46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of AXA Premier VIP Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2017

47

EQ Advisors Trust

Financial Statements

December 31, 2016

EQ Advisors Trust Financial Statements

December 31, 2016

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund (x)	38,800	$1,346,748
iShares Gold Trust*	1,028,100	11,391,348
iShares International Developed Property Fund (x)	71,000	2,386,310
iShares JP Morgan USD Emerging Markets Bond Fund (x)	47,660	5,253,085
iShares MSCI EAFE Small-Cap Fund	80,600	4,017,104
iShares MSCI Global Gold Miners Fund	9,750	167,018
iShares Silver Trust*	76,950	1,162,714
iShares U.S. Oil & Gas Exploration & Production Fund (x)	15,320	1,002,541
PowerShares DB Gold Fund (x)*	26,900	996,107
PowerShares DB Silver Fund (x)*‡	70,000	1,740,200
SPDR S&P Emerging Asia Pacific Fund	4,100	308,033
SPDR S&P Emerging Markets SmallCap Fund	31,900	1,267,068

Total Exchange Traded Funds (11.3%) (Cost $28,170,292)		31,038,276

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	1,504,427	11,964,159
AXA Real Estate Portfolio‡	1,067,135	11,176,284
AXA/AB Small Cap Growth Portfolio‡	912,351	16,523,133
AXA/Janus Enterprise Portfolio*‡	74,041	1,177,460
AXA/Loomis Sayles Growth Portfolio‡	2,091,832	13,626,510
EQ/BlackRock Basic Value Equity Portfolio‡	739,741	17,126,779
EQ/Boston Advisors Equity Income Portfolio‡	1,053,797	6,068,611
EQ/Emerging Markets Equity PLUS Portfolio‡	938,228	7,509,871
EQ/GAMCO Mergers and Acquisitions Portfolio‡	1,046,595	13,669,683
EQ/GAMCO Small Company Value Portfolio‡	281,723	16,489,358
EQ/Global Bond PLUS Portfolio‡	2,389,111	20,941,495
EQ/High Yield Bond Portfolio‡	879,168	8,371,482
EQ/Intermediate Government Bond Portfolio‡	465,277	4,760,850
EQ/International Equity Index Portfolio‡	1,128,677	9,440,531
EQ/Invesco Comstock Portfolio‡	795,725	12,560,314
EQ/JPMorgan Value Opportunities Portfolio‡	727,137	13,492,012
EQ/MFS International Growth Portfolio‡	2,910,996	19,128,204
EQ/PIMCO Global Real Return Portfolio‡	1,178,356	11,438,117

EQ/PIMCO Ultra Short Bond Portfolio‡	574,754	$5,671,102
EQ/T. Rowe Price Growth Stock Portfolio*‡	376,510	14,657,094
Multimanager Core Bond Portfolio‡	640,212	6,260,897

Total Investment Companies (88.4%) (Cost $217,363,003)		242,053,946

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	769,263	769,494

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.7%)
Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $300,024, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $306,000. (xx)	$300,000	300,000
Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $1,000,117, collateralized by various Common Stocks; total market value $1,111,555. (xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $2,500,292, collateralized by various Common Stocks; total market value $2,778,888. (xx)	2,500,000	2,500,000
Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $200,021, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $204,001. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $394,328, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $402,193. (xx)	394,307	394,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Macquarie Bank Ltd., 0.76%, dated 12/30/16, due 1/3/17, repurchase price $300,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $306,155. (xx)	$300,000	$300,000

Total Repurchase Agreements		4,694,307

Total Short-Term Investments (2.0%) (Cost $5,463,603)		5,463,801

Total Investments (101.7%) (Cost $250,996,898)		278,556,023
Other Assets Less Liabilities (-1.7%)		(4,761,991)

Net Assets (100%)		$273,794,032

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $4,576,355. This was secured by cash collateral of $4,694,307 which was subsequently invested in joint repurchase agreements with a total value of $4,694,307, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$8,390,693	$1,927,283	$1,129,314	$11,964,159	$278,921	$(31,804)
AXA Real Estate Portfolio (a)	10,561,781	1,378,359	1,046,574	11,176,284	100,497	177,334
AXA/AB Small Cap Growth Portfolio	15,952,175	1,491,708	1,684,527	16,523,133	99,499	1,068,651
AXA/Janus Enterprise Portfolio (b)	1,562,479	11,128	339,431	1,177,460	—	5,921
AXA/Loomis Sayles Growth Portfolio	9,753,249	3,966,410	912,928	13,626,510	77,480	376,002
EQ/BlackRock Basic Value Equity Portfolio	16,250,142	618,405	1,871,422	17,126,779	289,888	418,063
EQ/Boston Advisors Equity Income Portfolio	6,831,906	1,060,956	1,693,567	6,068,611	130,131	729,777
EQ/Emerging Markets Equity PLUS Portfolio	8,197,362	205,548	1,625,934	7,509,871	78,380	11,931
EQ/GAMCO Mergers and Acquisitions Portfolio	12,996,579	1,121,785	761,218	13,669,683	34,937	672,451
EQ/GAMCO Small Company Value Portfolio	14,783,633	978,664	1,851,289	16,489,358	119,963	634,156
EQ/Global Bond PLUS Portfolio	25,150,906	1,666,731	5,768,951	20,941,495	463,877	(66,758)
EQ/High Yield Bond Portfolio	7,837,523	782,190	732,942	8,371,482	433,828	(5,433)
EQ/Intermediate Government Bond Portfolio	2,950,097	2,719,250	868,957	4,760,850	38,294	7,347
EQ/International Equity Index Portfolio	10,043,990	468,557	1,099,392	9,440,531	277,804	(92,595)
EQ/Invesco Comstock Portfolio	11,626,948	596,339	1,274,589	12,560,314	320,809	(9,214)
EQ/JPMorgan Value Opportunities Portfolio	10,574,246	1,659,571	1,204,350	13,492,012	159,571	95,650
EQ/MFS International Growth Portfolio	20,266,149	1,027,059	2,252,791	19,128,204	238,354	161,456
EQ/PIMCO Global Real Return Portfolio	10,664,883	1,983,941	1,700,309	11,438,117	559,415	24,487
EQ/PIMCO Ultra Short Bond Portfolio	7,977,458	823,302	3,228,965	5,671,102	64,342	(56,633)
EQ/T. Rowe Price Growth Stock Portfolio	15,149,696	1,084,651	1,531,574	14,657,094	—	289,046
Multimanager Core Bond Portfolio	4,661,809	1,803,323	180,111	6,260,897	124,664	5,446
PowerShares DB Silver Fund	1,073,817	551,765	—	1,740,200	—	—

	$233,257,521	$27,926,925	$32,759,135	$243,794,146	$3,890,654	$4,415,281

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$31,038,276	$—	$—	$31,038,276
Investment Companies
Investment Companies	—	242,053,946	—	242,053,946
Short-Term Investments
Investment Companies	769,494	—	—	769,494
Repurchase Agreements	—	4,694,307	—	4,694,307

Total Assets	$31,807,770	$246,748,253	$—	$278,556,023

Total Liabilities	$—	$—	$—	$—

Total	$31,807,770	$246,748,253	$—	$278,556,023

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,740,840
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,558,272

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,766,963
Aggregate gross unrealized depreciation	(8,673,992)

Net unrealized appreciation	$28,092,971

Federal income tax cost of investments	$250,463,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $219,237,919)	$243,794,146
Unaffiliated Issuers (Cost $27,064,672)	30,067,570
Repurchase Agreements (Cost $4,694,307)	4,694,307
Cash	103,606
Receivable for securities sold	927,032
Receivable from Separate Accounts for Trust shares sold	43,178
Securities lending income receivable	5,814
Dividends, interest and other receivables	523
Other assets	892

Total assets	279,637,068

LIABILITIES
Payable for return of collateral on securities loaned	4,694,307
Payable for securities purchased	733,452
Payable to Separate Accounts for Trust shares redeemed	253,211
Distribution fees payable – Class IB	53,991
Administrative fees payable	32,738
Distribution fees payable – Class IA	3,856
Investment management fees payable	1,049
Trustees’ fees payable	503
Accrued expenses	69,929

Total liabilities	5,843,036

NET ASSETS	$273,794,032

Net assets were comprised of:
Paid in capital	$340,083,732
Accumulated undistributed net investment income (loss)	333,143
Accumulated undistributed net realized gain (loss) on investments	(94,181,968)
Net unrealized appreciation (depreciation) on investments	27,559,125

Net assets	$273,794,032

Class IA
Net asset value, offering and redemption price per share, $18,357,789 / 971,475 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.90

Class IB
Net asset value, offering and redemption price per share, $253,965,896 / 13,405,347 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.95

Class K
Net asset value, offering and redemption price per share, $1,470,347 / 77,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.86

(x)	Includes value of securities on loan of $4,576,355.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($3,890,654 of dividend income received from affiliates)	$4,503,857
Interest	1,670
Securities lending (net)	39,228

Total income	4,544,755

EXPENSES
Distribution fees – Class IB	625,818
Administrative fees	394,825
Investment management fees	267,892
Custodian fees	124,050
Printing and mailing expenses	61,750
Professional fees	43,453
Distribution fees – Class IA	40,592
Trustees’ fees	6,082
Miscellaneous	4,604

Gross expenses	1,569,066
Less: Waiver from investment manager	(22,212)

Net expenses	1,546,854

NET INVESTMENT INCOME (LOSS)	2,997,901

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($719,702 of realized gain (loss) from affiliates)	1,160,675
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	3,695,579

Net realized gain (loss)	4,856,254

Net change in unrealized appreciation (depreciation) on investments ($15,368,835 of change in unrealized appreciation (depreciation) from affiliates)	16,690,231

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,546,485

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,544,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,997,901	$1,765,857
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	4,856,254	8,839,024
Net change in unrealized appreciation (depreciation) on investments	16,690,231	(21,445,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,544,386	(10,840,480)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IA	(235,749)	(125,303)
Class IB	(3,273,856)	(2,154,819)
Class K	(22,511)	(13,313)

	(3,532,116)	(2,293,435)

Distributions from net realized capital gains
Class IA	(352,382)	(428,083)
Class IB	(5,287,707)	(7,400,691)
Class K	(29,242)	(33,277)

	(5,669,331)	(7,862,051)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(9,201,447)	(10,155,486)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 199,159 and 234,159 shares, respectively ]	3,682,880	4,525,051
Capital shares issued in reinvestment of dividends and distributions [ 30,746 and 30,625 shares, respectively ]	588,131	553,386
Capital shares repurchased [ (83,891) and (89,448) shares, respectively ]	(1,542,041)	(1,679,706)

Total Class IA transactions	2,728,970	3,398,731

Class IB
Capital shares sold [ 758,070 and 745,781 shares, respectively ]	14,029,294	14,339,901
Capital shares issued in reinvestment of dividends and distributions [ 446,186 and 527,474 shares, respectively ]	8,561,563	9,555,510
Capital shares repurchased [ (1,649,726) and (1,735,098) shares, respectively ]	(30,638,274)	(33,441,027)

Total Class IB transactions	(8,047,417)	(9,545,616)

Class K
Capital shares sold [ 29,927 and 24,103 shares, respectively ]	558,915	465,580
Capital shares issued in reinvestment of dividends and distributions [ 2,710 and 2,583 shares, respectively ]	51,753	46,590
Capital shares repurchased [ (21,575) and (8,122) shares, respectively ]	(403,904)	(158,802)

Total Class K transactions	206,764	353,368

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,111,683)	(5,793,517)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,231,256	(26,789,483)
NET ASSETS:
Beginning of year	263,562,776	290,352,259

End of year (a)	$273,794,032	$263,562,776

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$333,143	$292,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2016	2015	2014	2013	2012
Net asset value, beginning of year	$17.84	$19.30	$19.59	$18.42	$17.11

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23	0.14	0.24	0.21	0.25
Net realized and unrealized gain (loss) on investments	1.48	(0.90)	0.25	2.37	1.80

Total from investment operations	1.71	(0.76)	0.49	2.58	2.05

Less distributions:
Dividends from net investment income	(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of year	$18.90	$17.84	$19.30	$19.59	$18.42

Total return	9.55%	(3.94)%	2.42%	14.12%	11.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,358	$14,722	$12,546	$9,868	$6,218
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58%	0.57%	0.51%	0.35%	0.35%
Before waivers and reimbursements (f)	0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.26%	0.71%	1.21%	1.09%	1.37%
Before waivers and reimbursements (f)(x)	1.25%	0.71%	1.14%	0.86%	1.09%
Portfolio turnover rate^	11%	14%	18%	43%	43%

	Year Ended December 31,
Class IB	2016	2015	2014	2013	2012
Net asset value, beginning of year	$17.88	$19.34	$19.64	$18.46	$17.15

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21	0.12	0.21	0.17	0.22
Net realized and unrealized gain (loss) on investments	1.51	(0.88)	0.27	2.42	1.83

Total from investment operations	1.72	(0.76)	0.48	2.59	2.05

Less distributions:
Dividends from net investment income	(0.25)	(0.16)	(0.28)	(0.27)	(0.29)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.45)

Total dividends and distributions	(0.65)	(0.70)	(0.78)	(1.41)	(0.74)

Net asset value, end of year	$18.95	$17.88	$19.34	$19.64	$18.46

Total return	9.59%	(3.93)%	2.36%	14.15%	11.95%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$253,966	$247,650	$276,875	$285,902	$267,515
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.58%	0.57%	0.50%	0.35%	0.35%
Before waivers and reimbursements (f)	0.59%	0.57%	0.58%	0.58%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.11%	0.62%	1.06%	0.88%	1.22%
Before waivers and reimbursements (f)(x)	1.10%	0.62%	0.98%	0.65%	0.95%
Portfolio turnover rate^	11%	14%	18%	43%	43%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K	2016	2015	2014	2013
Net asset value, beginning of period	$17.80	$19.26	$19.56	$18.39	$18.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27	0.20	0.31	0.38	0.39
Net realized and unrealized gain (loss) on investments	1.48	(0.92)	0.22	2.25	0.32

Total from investment operations	1.75	(0.72)	0.53	2.63	0.71

Less distributions:
Dividends from net investment income	(0.29)	(0.20)	(0.33)	(0.32)	(0.32)
Distributions from net realized gains	(0.40)	(0.54)	(0.50)	(1.14)	(0.34)

Total dividends and distributions	(0.69)	(0.74)	(0.83)	(1.46)	(0.66)

Net asset value, end of period	$18.86	$17.80	$19.26	$19.56	$18.39

Total return (b)	9.84%	(3.72)%	2.62%	14.43%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,470	$1,191	$931	$674	$52
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33%	0.32%	0.26%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.34%	0.32%	0.33%	0.33%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.45%	1.06%	1.56%	1.89%	6.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.44%	1.06%	1.49%	1.66%	5.83	%(l)
Portfolio turnover rate^	11%	14%	18%	43%	43%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund (x)	4,435	$153,939
iShares International Developed Property Fund (x)	11,740	394,581
iShares JP Morgan USD Emerging Markets Bond Fund (x)	1,870	206,111
iShares MSCI EAFE Small-Cap Fund	10,760	536,279
iShares MSCI Global Gold Miners Fund	3,144	53,857
iShares U.S. Oil & Gas Exploration & Production Fund (x)	2,960	193,702
PowerShares DB Gold Fund*	46,850	1,734,856
PowerShares DB Silver Fund (x)*	16,440	408,698
SPDR S&P Emerging Asia Pacific Fund	1,140	85,648
SPDR S&P Emerging Markets SmallCap Fund	3,805	151,135

Total Exchange Traded Funds (12.8%) (Cost $4,174,570)		3,918,806

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	195,592	1,555,469
AXA Real Estate Portfolio‡	147,891	1,548,883
AXA/AB Small Cap Growth Portfolio‡	144,011	2,608,102
AXA/Janus Enterprise Portfolio*‡	10,555	167,862
AXA/Loomis Sayles Growth Portfolio‡	167,378	1,090,324
EQ/BlackRock Basic Value Equity Portfolio‡	101,570	2,351,590
EQ/Boston Advisors Equity Income Portfolio‡	206,677	1,190,213
EQ/Emerging Markets Equity PLUS Portfolio‡	118,296	946,879
EQ/GAMCO Mergers and Acquisitions Portfolio‡	147,809	1,930,553
EQ/GAMCO Small Company Value Portfolio‡	33,595	1,966,357
EQ/Global Bond PLUS Portfolio‡	89,934	788,304
EQ/High Yield Bond Portfolio‡	40,919	389,631
EQ/Intermediate Government Bond Portfolio‡	16,329	167,082
EQ/International Equity Index Portfolio‡	125,317	1,048,184
EQ/Invesco Comstock Portfolio‡	113,726	1,795,133
EQ/JPMorgan Value Opportunities Portfolio‡	73,274	1,359,592
EQ/MFS International Growth Portfolio‡	379,989	2,496,916
EQ/PIMCO Global Real Return Portfolio‡	53,121	515,639
EQ/PIMCO Ultra Short Bond Portfolio‡	9,956	98,237
EQ/T. Rowe Price Growth Stock Portfolio*‡	57,270	2,229,452
Multimanager Core Bond Portfolio‡	21,568	210,925

Total Investment Companies (86.2%) (Cost $26,352,574)		26,455,327

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	400,075	400,195

	Principal Amount	Value (Note 1)

Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $25,887, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $26,403. (xx)	$25,885	25,885
Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $22,495, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $22,943. (xx)	22,493	22,493
Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $400,047, collateralized by various Common Stocks; total market value $444,622. (xx)	400,000	400,000
Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $175,642, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $179,144. (xx)	175,632	175,632

Total Repurchase Agreements		624,010

Total Short-Term Investments (3.3%) (Cost $1,024,133)		1,024,205

Total Investments (102.3%) (Cost $31,551,277)		31,398,338
Other Assets Less Liabilities (-2.3%)		(706,675)

Net Assets (100%)		$30,691,663

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $608,228. This was secured by cash collateral of $624,010 which was subsequently invested in joint repurchase agreements with a total value of $624,010, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$1,018,846	$426,610	$178,515	$1,555,469	$35,830	$(408)
AXA Real Estate Portfolio (a)	1,239,705	601,611	328,475	1,548,883	12,987	16,380
AXA/AB Small Cap Growth Portfolio	1,929,711	912,045	339,740	2,608,102	15,201	159,157
AXA/Janus Enterprise Portfolio (b)	156,880	34,431	16,973	167,862	—	60
AXA/Loomis Sayles Growth Portfolio	867,030	169,267	—	1,090,324	6,200	23,067
EQ/BlackRock Basic Value Equity Portfolio	1,768,756	692,563	422,411	2,351,590	39,723	(121)
EQ/Boston Advisors Equity Income Portfolio	882,828	722,301	400,648	1,190,213	26,827	127,771
EQ/Emerging Markets Equity PLUS Portfolio	892,705	267,438	296,903	946,879	9,738	317
EQ/GAMCO Mergers and Acquisitions Portfolio	1,377,156	697,162	178,114	1,930,553	4,372	82,004
EQ/GAMCO Small Company Value Portfolio	1,332,383	641,475	280,685	1,966,357	13,596	60,137
EQ/Global Bond PLUS Portfolio	680,650	224,839	101,798	788,304	17,184	1,473
EQ/High Yield Bond Portfolio	299,296	123,469	50,874	389,631	20,389	14
EQ/Intermediate Government Bond Portfolio	261,891	212,737	306,047	167,082	1,541	1,655
EQ/International Equity Index Portfolio	907,078	406,746	261,391	1,048,184	30,326	(246)
EQ/Invesco Comstock Portfolio	1,289,616	594,226	301,413	1,795,133	44,465	(11)
EQ/JPMorgan Value Opportunities Portfolio	1,031,952	140,511	52,427	1,359,592	15,511	7,573
EQ/MFS International Growth Portfolio	2,069,282	790,725	373,137	2,496,916	30,591	4,253
EQ/PIMCO Global Real Return Portfolio	401,702	164,464	67,839	515,639	26,003	1,032
EQ/PIMCO Ultra Short Bond Portfolio	78,883	35,579	16,960	98,237	1,219	3
EQ/T. Rowe Price Growth Stock Portfolio	1,824,908	759,269	357,034	2,229,452	—	36,890
Multimanager Core Bond Portfolio	141,495	95,729	25,446	210,925	3,980	207

	$20,452,753	$8,713,197	$4,356,830	$26,455,327	$355,683	$521,207

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,918,806	$—	$—	$3,918,806
Investment Companies
Investment Companies	—	26,455,327	—	26,455,327
Short-Term Investments
Investment Companies	400,195	—	—	400,195
Repurchase Agreements	—	624,010	—	624,010

Total Assets	$4,319,001	$27,079,337	$—	$31,398,338

Total Liabilities	$—	$—	$—	$—

Total	$4,319,001	$27,079,337	$—	$31,398,338

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,715,032
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,842,411

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,258,934
Aggregate gross unrealized depreciation	(1,152,958)

Net unrealized depreciation	$105,976

Federal income tax cost of investments	$31,292,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $26,352,574)	$26,455,327
Unaffiliated Issuers (Cost $4,574,693)	4,319,001
Repurchase Agreements (Cost $624,010)	624,010
Cash	49,000
Receivable for securities sold	60,048
Receivable from Separate Accounts for Trust shares sold	19,842
Receivable from investment manager	6,782
Securities lending income receivable	868
Dividends, interest and other receivables	232
Other assets	84

Total assets	31,535,194

LIABILITIES
Payable for return of collateral on securities loaned	624,010
Payable for securities purchased	155,090
Payable to Separate Accounts for Trust shares redeemed	17,167
Distribution fees payable – Class IB	6,021
Trustees’ fees payable	29
Accrued expenses	41,214

Total liabilities	843,531

NET ASSETS	$30,691,663

Net assets were comprised of:
Paid in capital	$30,200,145
Accumulated undistributed net investment income (loss)	10,882
Accumulated undistributed net realized gain (loss) on investments	633,575
Net unrealized appreciation (depreciation) on investments	(152,939)

Net assets	$30,691,663

Class IB
Net asset value, offering and redemption price per share, $29,003,704 / 2,417,144 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

Class K
Net asset value, offering and redemption price per share, $1,687,959 / 140,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.99

(x)	Includes value of securities on loan of $608,228.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($355,683 of dividend income received from affiliates)	$412,003
Interest	206
Securities lending (net)	8,211

Total income	420,420

EXPENSES
Custodian fees	111,000
Distribution fees – Class IB	62,389
Professional fees	40,192
Administrative fees	38,981
Investment management fees	26,484
Printing and mailing expenses	7,779
Trustees’ fees	581
Miscellaneous	353

Gross expenses	287,759
Less: Waiver from investment manager	(65,465)
Reimbursement from investment manager	(59,493)

Net expenses	162,801

NET INVESTMENT INCOME (LOSS)	257,619

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,691 of realized gain (loss) from affiliates)	(30,305)
Net distributions of realized gain received from underlying funds ($515,516 received from affiliates)	515,537

Net realized gain (loss)	485,232

Net change in unrealized appreciation (depreciation) on investments ($1,646,207 of change in unrealized appreciation (depreciation) from affiliates)	1,905,876

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,391,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,648,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$257,619	$140,421
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	485,232	547,499
Net change in unrealized appreciation (depreciation) on investments	1,905,876	(1,790,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,648,727	(1,102,148)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(289,003)	(174,159)
Class K	(21,341)	(13,759)

	(310,344)	(187,918)

Distributions from net realized capital gains
Class IB	(274,189)	(336,705)
Class K	(17,052)	(21,862)

	(291,241)	(358,567)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(601,585)	(546,485)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 889,324 and 1,008,273 shares, respectively ]	10,283,964	11,997,915
Capital shares issued in reinvestment of dividends and distributions [ 46,609 and 45,664 shares, respectively ]	563,192	510,864
Capital shares repurchased [ (541,838) and (381,981) shares, respectively ]	(6,235,700)	(4,555,033)

Total Class IB transactions	4,611,456	7,953,746

Class K
Capital shares sold [ 48,239 and 33,804 shares, respectively ]	563,136	402,234
Capital shares issued in reinvestment of dividends and distributions [ 3,178 and 3,182 shares, respectively ]	38,393	35,621
Capital shares repurchased [ (32,167) and (43,894) shares, respectively ]	(377,898)	(533,047)

Total Class K transactions	223,631	(95,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,835,087	7,858,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,882,229	6,209,921
NET ASSETS:
Beginning of year	23,809,434	17,599,513

End of year (a)	$30,691,663	$23,809,434

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,882	$4,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class IB	2016	2015	2014	2013
Net asset value, beginning of period	$11.10	$11.90	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11	0.08	0.18	0.27	0.11
Net realized and unrealized gain (loss) on investments	1.04	(0.60)	0.11	1.59	0.30

Total from investment operations	1.15	(0.52)	0.29	1.86	0.41

Less distributions:
Dividends from net investment income	(0.12)	(0.09)	(0.17)	(0.16)	(0.12)
Distributions from net realized gains	(0.13)	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	(0.25)	(0.28)	(0.30)	(0.24)	(0.12)

Net asset value, end of period	$12.00	$11.10	$11.90	$11.91	$10.29

Total return (b)	10.34%	(4.44)%	2.36%	18.08%	4.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,004	$22,461	$16,073	$4,911	$262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.59%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	1.10%	1.32%	2.20%	6.43%	36.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.96%	0.65%	1.52%	2.32%	3.08	%(l)
Before waivers and reimbursements (a)(f)(x)	0.49%	(0.02)%	(0.10)%	(3.76)%	(32.59	)%(l)
Portfolio turnover rate (z)^	18%	24%	34%	41%	3%

	Year Ended December 31,				August 29, 2012* to December 31, 2012
Class K	2016	2015	2014	2013
Net asset value, beginning of period	$11.10	$11.89	$11.91	$10.29	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.09	0.15	0.19	0.12
Net realized and unrealized gain (loss) on investments	1.04	(0.57)	0.16	1.70	0.30

Total from investment operations	1.17	(0.48)	0.31	1.89	0.42

Less distributions:
Dividends from net investment income	(0.15)	(0.12)	(0.20)	(0.19)	(0.13)
Distributions from net realized gains	(0.13)	(0.19)	(0.13)	(0.08)	—	#

Total dividends and distributions	(0.28)	(0.31)	(0.33)	(0.27)	(0.13)

Net asset value, end of period	$11.99	$11.10	$11.89	$11.91	$10.29

Total return (b)	10.53%	(4.11)%	2.53%	18.38%	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,688	$1,348	$1,527	$981	$261
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.38%	0.40%	0.32%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.85%	1.07%	2.06%	7.74%	35.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.17%	0.72%	1.27%	1.64%	3.33	%(l)
Before waivers and reimbursements (a)(f)(x)	0.70%	0.05%	(0.47)%	(6.00)%	(32.35	)%(l)
Portfolio turnover rate (z)^	18%	24%	34%	41%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund (x)	230	$7,983
iShares International Developed Property Fund	3,440	115,618
iShares JP Morgan USD Emerging Markets Bond Fund (x)	120	13,226
iShares MSCI EAFE Small-Cap Fund	790	39,374
iShares U.S. Oil & Gas Exploration & Production Fund (x)	650	42,536
PowerShares DB Gold Fund*	5,470	202,554
PowerShares DB Silver Fund*	1,940	48,228
SPDR S&P Emerging Asia Pacific Fund	150	11,270
SPDR S&P Emerging Markets SmallCap Fund	240	9,533

Total Exchange Traded Funds (17.3%) (Cost $576,461)		490,322

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	50,154	398,855
AXA Real Estate Portfolio‡	44,426	465,280
AXA/AB Small Cap Growth Portfolio‡	9,038	163,680
AXA/Janus Enterprise Portfolio*‡	1,251	19,891
AXA/Loomis Sayles Growth Portfolio‡	13,065	85,105
EQ/BlackRock Basic Value Equity Portfolio‡	5,945	137,636
EQ/Boston Advisors Equity Income Portfolio‡	13,016	74,958
EQ/Emerging Markets Equity PLUS Portfolio‡	7,262	58,123
EQ/GAMCO Mergers and Acquisitions Portfolio‡	13,536	176,798
EQ/GAMCO Small Company Value Portfolio‡	2,180	127,619
EQ/Global Bond PLUS Portfolio‡	3,044	26,680
EQ/High Yield Bond Portfolio‡	2,175	20,711
EQ/Intermediate Government Bond Portfolio‡	1,082	11,067
EQ/International Equity Index Portfolio‡	10,710	89,582
EQ/Invesco Comstock Portfolio‡	6,845	108,044
EQ/JPMorgan Value Opportunities Portfolio‡	5,489	101,855
EQ/MFS International Growth Portfolio‡	21,226	139,479
EQ/PIMCO Global Real Return Portfolio‡	1,747	16,958
EQ/PIMCO Ultra Short Bond Portfolio‡	550	5,422
EQ/T. Rowe Price Growth Stock Portfolio*‡	3,460	134,699

Total Investment Companies (83.3%) (Cost $2,488,860)		2,362,442

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	24,542	24,550

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Citigroup Global Markets Ltd.,
0.71%, dated 12/30/16, due 1/3/17, repurchase price $2,726, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $2,781. (xx)	$2,726	$2,726
Citigroup Global Markets Ltd.,
0.69%, dated 12/30/16, due 1/3/17, repurchase price $1,097, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $1,119. (xx)	1,097	1,097
Deutsche Bank AG,
0.95%, dated 12/30/16, due 1/3/17, repurchase price $2,369, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $2,416. (xx)	2,369	2,369
Deutsche Bank Securities, Inc.,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $24,570, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $25,060. (xx)	24,569	24,569
Nomura Securities Co. Ltd.,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 4/15/19-8/15/46; total market value $10,200. (xx)	10,000	10,000

Total Repurchase Agreements		40,761

Total Short-Term Investments (2.3%) (Cost $65,306)		65,311

Total Investments (102.9%) (Cost $3,130,627)		2,918,075
Other Assets Less Liabilities (-2.9%)		(82,277)

Net Assets (100%)		$2,835,798

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $39,702. This was secured by cash collateral of $40,761 which was subsequently invested in joint repurchase agreements with a total value of $40,761, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$538,888	$53,114	$326,605	$398,855	$9,263	$(6,990)
AXA Real Estate Portfolio (a)	691,431	112,728	358,126	465,280	4,024	26,195
AXA/AB Small Cap Growth Portfolio	254,187	43,818	162,219	163,680	962	(8,537)
AXA/Janus Enterprise Portfolio (b)	34,761	2,201	18,572	19,891	—	(3,202)
AXA/Loomis Sayles Growth Portfolio	107,883	32,284	57,954	85,105	484	6,346
EQ/BlackRock Basic Value Equity Portfolio	212,209	22,716	113,508	137,636	2,252	9,293
EQ/Boston Advisors Equity Income Portfolio	100,476	28,172	60,057	74,958	1,583	623
EQ/Emerging Markets Equity PLUS Portfolio	101,479	7,912	63,739	58,123	603	(4,503)
EQ/GAMCO Mergers and Acquisitions Portfolio	248,578	49,839	128,741	176,798	450	8,216
EQ/GAMCO Small Company Value Portfolio	168,803	23,169	91,609	127,619	891	337
EQ/Global Bond PLUS Portfolio	66,298	7,216	50,032	26,680	587	(2,198)
EQ/High Yield Bond Portfolio	30,337	4,017	16,257	20,711	1,094	(743)
EQ/Intermediate Government Bond Portfolio	18,676	6,316	13,837	11,067	103	144
EQ/International Equity Index Portfolio	140,776	27,237	85,664	89,582	2,620	(9,493)
EQ/Invesco Comstock Portfolio	150,900	16,598	72,808	108,044	2,712	110
EQ/JPMorgan Value Opportunities Portfolio	137,594	11,162	65,489	101,855	1,162	11
EQ/MFS International Growth Portfolio	219,528	25,979	116,669	139,479	1,727	(6,625)
EQ/PIMCO Global Real Return Portfolio	36,693	3,822	25,221	16,958	863	(171)
EQ/PIMCO Ultra Short Bond Portfolio	8,800	799	4,297	5,422	68	(44)
EQ/T. Rowe Price Growth Stock Portfolio	181,640	55,595	94,529	134,699	—	7,634

	$3,449,937	$534,694	$1,925,933	$2,362,442	$31,448	$16,403

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$490,322	$—	$—	$490,322
Investment Companies
Investment Companies	—	2,362,442	—	2,362,442
Short-Term Investments
Investment Companies	24,550	—	—	24,550
Repurchase Agreements	—	40,761	—	40,761

Total Assets	$514,872	$2,403,203	$—	$2,918,075

Total Liabilities	$—	$—	$—	$—

Total	$514,872	$2,403,203	$—	$2,918,075

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$605,089
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,297,835

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,193
Aggregate gross unrealized depreciation	(307,456)

Net unrealized depreciation	$(198,263)

Federal income tax cost of investments	$3,116,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,488,860)	$2,362,442
Unaffiliated Issuers (Cost $601,006)	514,872
Repurchase Agreements (Cost $40,761)	40,761
Cash	7,180
Receivable from investment manager	7,264
Receivable for securities sold	6,672
Securities lending income receivable	58
Dividends, interest and other receivables	15
Other assets	16

Total assets	2,939,280

LIABILITIES
Payable for return of collateral on securities loaned	40,761
Payable for securities purchased	8,208
Distribution fees payable – Class IB	598
Payable to Separate Accounts for Trust shares redeemed	24
Trustees’ fees payable	8
Accrued expenses	53,883

Total liabilities	103,482

NET ASSETS	$2,835,798

Net assets were comprised of:
Paid in capital	$3,072,961
Accumulated undistributed net investment income (loss)	4,351
Accumulated undistributed net realized gain (loss) on investments	(28,962)
Net unrealized appreciation (depreciation) on investments	(212,552)

Net assets	$2,835,798

Class IB
Net asset value, offering and redemption price per share, $2,835,798 / 305,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

(x)	Includes value of securities on loan of $39,702.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($31,448 of dividend income received from affiliates)	$42,719
Interest	51
Securities lending (net)	1,416

Total income	44,186

EXPENSES
Custodian fees	89,000
Professional fees	39,594
Administrative fees	32,505
Distribution fees – Class IB	6,474
Investment management fees	3,542
Printing and mailing expenses	422
Trustees’ fees	88
Tax expense	74
Miscellaneous	364

Gross expenses	172,063
Less: Waiver from investment manager	(36,047)
Reimbursement from investment manager	(115,641)

Net expenses	20,375

NET INVESTMENT INCOME (LOSS)	23,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(23,897) of realized gain (loss) from affiliates)	(56,317)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	40,300

Net realized gain (loss)	(16,017)

Net change in unrealized appreciation (depreciation) on investments ($303,744 of change in unrealized appreciation (depreciation) from affiliates)	411,321

NET REALIZED AND UNREALIZED GAIN (LOSS)	395,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$419,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,811	$33,445
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(16,017)	65,633
Net change in unrealized appreciation (depreciation) on investments	411,321	(398,020)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	419,115	(298,942)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(31,067)	(20,319)
Class K (b)	—	(21,336)

	(31,067)	(41,655)

Distributions from net realized capital gains
Class IB	(16,944)	(88,246)
Class K (b)	—	(75,683)

	(16,944)	(163,929)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(48,011)	(205,584)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 31,787 and 20,828 shares, respectively ]	274,962	189,815
Capital shares issued in reinvestment of dividends and distributions [ 5,128 and 12,654 shares, respectively ]	48,011	108,565
Capital shares repurchased [ (2,527) and (5,210) shares, respectively ]	(22,950)	(49,959)

Total Class IB transactions	300,023	248,421

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,294 shares, respectively ]	—	97,019
Capital shares repurchased [ (223,210) and 0 shares, respectively ]	(2,029,849)	—

Total Class K transactions	(2,029,849)	97,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,729,826)	345,440

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,358,722)	(159,086)
NET ASSETS:
Beginning of year	4,194,520	4,353,606

End of year (a)	$2,835,798	$4,194,520

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,351	$4,863

(b) After the close of business on July 7, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB	2016	2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09	0.06	0.15	0.11
Net realized and unrealized gain (loss) on investments	0.87	(0.71)	0.01 †	(0.16)

Total from investment operations	0.96	(0.65)	0.16	(0.05)

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.26)	(0.17)
Distributions from net realized gains	(0.06)	(0.36)	—	(0.10)

Total dividends and distributions	(0.16)	(0.44)	(0.26)	(0.27)

Net asset value, end of period	$9.29	$8.49	$9.58	$9.68

Total return (b)	11.31%	(6.87)%	1.69%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,836	$2,299	$2,323	$2,010
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	5.39%	4.56%	5.06%	4.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.97%	0.67%	1.53%	6.41	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.78)%	(3.24)%	(2.97)%	2.59	%(l)
Portfolio turnover rate (z)^	17%	15%	12%	1%

	January 1, 2016 to July 7, 2016‡	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.49	$9.58	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.08	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.63	(0.71)	0.02 †	(0.16)

Total from investment operations	0.62	(0.63)	0.19	(0.05)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.29)	(0.17)
Distributions from net realized gains	—	(0.36)	—	(0.10)

Total dividends and distributions	—	(0.46)	(0.29)	(0.27)

Net asset value, end of period	$9.11	$8.49	$9.58	$9.68

Total return (b)	7.30%	(6.65)%	1.95%	(0.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$1,895	$2,030	$1,992
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.41%	4.29%	4.71%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.13)%	0.88%	1.68%	6.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.14)%	(3.01)%	(2.73)%	2.84	%(l)
Portfolio turnover rate^	17%	15%	12%	1	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 50 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on July 7, 2016, operations ceased and shares of seed capital were fully redeemed.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund (x)	140	$4,859
iShares International Developed Property Fund	5,330	179,141
iShares JP Morgan USD Emerging Markets Bond Fund (x)	130	14,329
iShares MSCI EAFE Small-Cap Fund	310	15,450
iShares U.S. Oil & Gas Exploration & Production Fund (x)	1,320	86,381
PowerShares DB Gold Fund*	6,320	234,030
PowerShares DB Silver Fund (x)*	2,400	59,664
SPDR S&P Emerging Asia Pacific Fund	100	7,513
SPDR S&P Emerging Markets SmallCap Fund	150	5,958

Total Exchange Traded Funds (20.0%) (Cost $736,334)		607,325

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	90,828	722,318
AXA Real Estate Portfolio‡	62,975	659,547
AXA/AB Small Cap Growth Portfolio‡	4,043	73,212
AXA/Janus Enterprise Portfolio*‡	697	11,081
AXA/Loomis Sayles Growth Portfolio‡	6,557	42,715
EQ/BlackRock Basic Value Equity Portfolio‡	3,116	72,138
EQ/Boston Advisors Equity Income Portfolio‡	6,001	34,557
EQ/Emerging Markets Equity PLUS Portfolio‡	2,325	18,606
EQ/GAMCO Mergers and Acquisitions Portfolio‡	30,164	393,982
EQ/GAMCO Small Company Value Portfolio‡	943	55,188
EQ/Global Bond PLUS Portfolio‡	3,329	29,179
EQ/High Yield Bond Portfolio‡	2,385	22,713
EQ/Intermediate Government Bond Portfolio‡	713	7,298
EQ/International Equity Index Portfolio‡	5,004	41,854
EQ/Invesco Comstock Portfolio‡	3,219	50,817
EQ/JPMorgan Value Opportunities Portfolio‡	2,567	47,622
EQ/MFS International Growth Portfolio‡	10,219	67,150
EQ/PIMCO Global Real Return Portfolio‡	1,920	18,635
EQ/PIMCO Ultra Short Bond Portfolio‡	597	5,892
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,737	67,611

Total Investment Companies (80.5%) (Cost $2,659,138)		2,442,115

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	26,362	26,370

	Principal Amount	Value (Note 1)

Repurchase Agreements (1.4%)
Bank of Nova Scotia, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $10,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-2.375%, maturing 11/30/17-1/15/27; total market value $10,200. (xx)	$10,000	$10,000
Citigroup Global Markets Ltd., 0.69%, dated 12/30/16, due 1/3/17, repurchase price $1,446, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $1,475. (xx)	1,446	1,446
Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $3,592, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $3,664. (xx)	3,592	3,592
Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $3,121, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $3,183. (xx)	3,121	3,121
Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $24,911, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $25,408. (xx)	24,910	24,910

Total Repurchase Agreements		43,069

Total Short-Term Investments (2.3%) (Cost $69,434)		69,439

Total Investments (102.8%) (Cost $3,464,906)		3,118,879
Other Assets Less Liabilities (-2.8%)		(85,303)

Net Assets (100%)		$3,033,576

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $41,939. This was secured by cash collateral of $43,069 which was subsequently invested in joint repurchase agreements with a total value of $43,069, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$883,808	$249,874	$662,385	$722,318	$16,769	$(32,449)
AXA Real Estate Portfolio (a)	950,734	258,771	573,330	659,547	5,828	33,639
AXA/AB Small Cap Growth Portfolio	101,142	40,473	79,402	73,212	429	(2,357)
AXA/Janus Enterprise Portfolio (b)	17,876	3,621	11,023	11,081	—	(1,487)
AXA/Loomis Sayles Growth Portfolio	59,026	10,547	28,065	42,715	243	2,139
EQ/BlackRock Basic Value Equity Portfolio	92,743	24,683	53,694	72,138	1,180	3,155
EQ/Boston Advisors Equity Income Portfolio	36,342	30,920	33,722	34,557	729	2,257
EQ/Emerging Markets Equity PLUS Portfolio	38,760	5,617	30,442	18,606	193	(1,547)
EQ/GAMCO Mergers and Acquisitions Portfolio	517,841	176,781	313,199	393,982	1,003	20,659
EQ/GAMCO Small Company Value Portfolio	82,927	25,644	66,540	55,188	385	764
EQ/Global Bond PLUS Portfolio	56,092	16,969	45,853	29,179	641	(1,011)
EQ/High Yield Bond Portfolio	35,470	8,431	24,475	22,713	1,199	(1,214)
EQ/Intermediate Government Bond Portfolio	29,302	6,697	28,696	7,298	68	147
EQ/International Equity Index Portfolio	56,903	28,687	46,543	41,854	1,224	(3,621)
EQ/Invesco Comstock Portfolio	65,747	17,547	38,768	50,817	1,276	19
EQ/JPMorgan Value Opportunities Portfolio	58,860	9,343	28,508	47,622	543	(8)
EQ/MFS International Growth Portfolio	101,388	24,456	64,028	67,150	831	(3,959)
EQ/PIMCO Global Real Return Portfolio	35,738	8,219	26,911	18,635	948	(10)
EQ/PIMCO Ultra Short Bond Portfolio	8,896	1,882	5,006	5,892	75	(41)
EQ/T. Rowe Price Growth Stock Portfolio	82,410	43,070	57,190	67,611	—	1,224

	$3,312,005	$992,232	$2,217,780	$2,442,115	$33,564	$16,299

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.
(b)	Formerly known as EQ/Morgan Stanley Mid Cap Growth Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$607,325	$—	$—	$607,325
Investment Companies
Investment Companies	—	2,442,115	—	2,442,115
Short-Term Investments
Investment Companies	26,370	—	—	26,370
Repurchase Agreements	—	43,069	—	43,069

Total Assets	$633,695	$2,485,184	$—	$3,118,879

Total Liabilities	$—	$—	$—	$—

Total	$633,695	$2,485,184	$—	$3,118,879

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,102,981
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,643,910

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,316
Aggregate gross unrealized depreciation	(375,877)

Net unrealized depreciation	$(320,561)

Federal income tax cost of investments	$3,439,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $2,659,138)	$2,442,115
Unaffiliated Issuers (Cost $762,699)	633,695
Repurchase Agreements (Cost $43,069)	43,069
Cash	6,998
Receivable for securities sold	14,679
Receivable from investment manager	6,829
Securities lending income receivable	111
Dividends, interest and other receivables	14
Other assets	14

Total assets	3,147,524

LIABILITIES
Payable for return of collateral on securities loaned	43,069
Payable for securities purchased	15,809
Distribution fees payable – Class IB	639
Payable to Separate Accounts for Trust shares redeemed	34
Trustees’ fees payable	8
Accrued expenses	54,389

Total liabilities	113,948

NET ASSETS	$3,033,576

Net assets were comprised of:
Paid in capital	$3,415,266
Accumulated undistributed net investment income (loss)	6,409
Accumulated undistributed net realized gain (loss) on investments	(42,072)
Net unrealized appreciation (depreciation) on investments	(346,027)

Net assets	$3,033,576

Class IB
Net asset value, offering and redemption price per share, $3,033,576 / 338,896 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

(x)	Includes value of securities on loan of $41,939.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($33,564 of dividend income received from affiliates)	$47,978
Interest	53
Securities lending (net)	1,689

Total income	49,720

EXPENSES
Custodian fees	89,500
Professional fees	39,597
Administrative fees	32,504
Distribution fees – Class IB	6,868
Investment management fees	3,665
Printing and mailing expenses	428
Tax expense	102
Trustees’ fees	89
Miscellaneous	366

Gross expenses	173,119
Less: Waiver from investment manager	(36,169)
Reimbursement from investment manager	(115,615)

Net expenses	21,335

NET INVESTMENT INCOME (LOSS)	28,385

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(22,989) of realized gain (loss) from affiliates)	(59,343)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	39,288

Net realized gain (loss)	(20,055)

Net change in unrealized appreciation (depreciation) on investments ($355,658 of change in unrealized appreciation (depreciation) from affiliates)	474,730

NET REALIZED AND UNREALIZED GAIN (LOSS)	454,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$483,060

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,385	$39,223
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(20,055)	46,239
Net change in unrealized appreciation (depreciation) on investments	474,730	(500,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	483,060	(414,629)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(41,759)	(27,776)
Class K (b)	—	(25,616)

	(41,759)	(53,392)

Distributions from net realized capital gains
Class IB	—	(70,956)
Class K (b)	—	(54,867)

	—	(125,823)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(41,759)	(179,215)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 96,432 and 24,630 shares, respectively ]	849,712	222,289
Capital shares issued in reinvestment of dividends and distributions [ 4,688 and 12,012 shares, respectively ]	41,759	98,732
Capital shares repurchased [ (56,010) and (4,438) shares, respectively ]	(500,308)	(41,581)

Total Class IB transactions	391,163	279,440

Class K (b)
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,784 shares, respectively ]	—	80,483
Capital shares repurchased [ (222,714) and 0 shares, respectively ]	(1,975,768)	—

Total Class K transactions	(1,975,768)	80,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,584,605)	359,923

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,143,304)	(233,921)
NET ASSETS:
Beginning of year	4,176,880	4,410,801

End of year (a)	$3,033,576	$4,176,880

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,409	$6,862

(b) After the close of business on July 7, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			October 28, 2013* to December 31, 2013
Class IB	2016	2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09	0.07	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.90	(0.92)	(0.15)	(0.28)

Total from investment operations	0.99	(0.85)	0.04	(0.17)

Less distributions:
Dividends from net investment income	(0.13)	(0.10)	(0.30)	(0.17)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	(0.13)	(0.36)	(0.30)	(0.27)

Net asset value, end of period	$8.95	$8.09	$9.30	$9.56

Total return (b)	12.18%	(9.24)%	0.38%	(1.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,034	$2,376	$2,432	$1,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%	0.65%	0.56%	0.35%
Before waivers and reimbursements (a)(f)	5.16%	4.52%	5.01%	4.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.06%	0.80%	1.88%	6.50	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.46)%	(3.07)%	(2.56)%	2.64	%(l)
Portfolio turnover rate (z)^	30%	13%	11%	1%

	January 1, 2016 to July 7, 2016‡	Year Ended December 31,		October 28, 2013* to December 31, 2013
Class K		2015	2014
Net asset value, beginning of period	$8.09	$9.30	$9.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	— #	0.09	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.81	(0.92)	(0.13)	(0.27)

Total from investment operations	0.81	(0.83)	0.06	(0.16)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.32)	(0.18)
Distributions from net realized gains	—	(0.26)	—	(0.06)
Return of capital	—	—	—	(0.04)

Total dividends and distributions	—	(0.38)	(0.32)	(0.28)

Net asset value, end of period	$8.90	$8.09	$9.30	$9.56

Total return (b)	10.01%	(9.01)%	0.64%	(1.61)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$1,801	$1,979	$1,967
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%	0.40%	0.30%	0.10%
Before waivers and reimbursements (a)(f)	3.41%	4.24%	4.61%	3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%	1.01%	1.95%	6.73	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.08)%	(2.83)%	(2.36)%	2.88	%(l)
Portfolio turnover rate^	30%	13%	11%	1	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 75 PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
‡	After the close of business on July 7, 2016, operations for Class K ceased and shares of seed capital were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.2%)
Apidos CLO XXI,
Series 2015-21A C 4.432%, 7/18/27 (l)§	$500,000	$478,401
Series 2015-21A D 6.432%, 7/18/27 (l)§	250,000	232,018
Babson CLO Ltd.,
Series 2012-2A CR 4.506%, 5/15/23 (l)§	250,000	249,461
BlueMountain CLO Ltd.,
Series 2015-2A D 4.432%, 7/18/27 (l)§	250,000	239,042
Series 2016-2A C 4.796%, 8/20/28 (l)§	500,000	500,196
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2 7.084%, 7/15/27 (b)(l)§	600,000	590,221
Eaton Vance CDO VIII Ltd.,
Series 2006-8A B 1.556%, 8/15/22 (l)§	250,000	247,400
LCM XII LP,
Series 12A DR 4.578%, 10/19/22 (l)§	500,000	493,575
Madison Park Funding XV Ltd.,
Series 2014-15A A2 3.286%, 1/27/26 (l)§	285,000	285,092
Series 2014-15A C 4.586%, 1/27/26 (l)§	250,000	245,667
OneMain Financial Issuance Trust,
Series 2015-1A A 3.190%, 3/18/26§	411,000	413,668
Series 2015-2A A 2.570%, 7/18/25§	150,000	149,910
Venture XVII CLO Ltd.,
Series 2014-17A C 3.730%, 7/15/26 (l)§	250,000	250,138

Total Asset-Backed Securities		4,374,789

Collateralized Mortgage Obligations (16.2%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	429,644	382,842
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	660,252	636,819
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5 6.250%, 9/25/36	763,204	629,529
Series 2007-HY1 1A1 3.030%, 4/25/37 (l)	719,390	671,265
Series 2007-HY1 2A1 4.389%, 3/25/37 (l)	357,970	335,026
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 3.034%, 3/25/36 (l)	1,029,476	980,184
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,606,737	1,691,635

Series 4444 CZ 3.000%, 2/15/45	$528,234	$477,644
Series 4471 GA 3.000%, 2/15/44	824,082	832,314
Series 4483 CA 3.000%, 6/15/44	520,294	525,218
FHLMC Multifamily Structured Pass Through-Certificates,
Series K050 A2 3.334%, 8/25/25 (l)	50,000	51,713
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3 6.000%, 8/25/36	475,063	439,604
FNMA,
Series 2015-42 CA 3.000%, 3/25/44	1,415,001	1,428,063
Series 2015-9 HA 3.000%, 1/25/45	677,045	693,216
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	614,850	585,488
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	540,128	509,828
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	687,709	691,198

Total Collateralized Mortgage Obligations		11,561,586

Commercial Mortgage-Backed Securities (8.1%)
CD Commercial Mortgage Trust,
Series 2007-CD4 AM 5.301%, 12/11/49 (l)§	90,000	90,127
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA 1.091%, 1/10/48 IO (l)	993,021	71,940
Series 2016-C7 A3 3.839%, 12/10/54	92,000	95,037
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA 0.903%, 11/10/48 IO (l)	844,959	44,586
Series 2016-P4 A4 2.902%, 7/10/49	89,000	86,107
Series 2016-P4 XA 2.016%, 7/10/49 IO (l)	997,806	133,125
Series 2016-P6 A5 3.720%, 12/10/49 (l)	73,000	75,304
Series 2016-SMPL D 3.520%, 9/10/31§	91,000	87,966
COMM Mortgage Trust,
Series 2013-CR10 XA 0.928%, 8/10/46 IO (l)	2,139,476	81,972
Series 2015-CR22 D 4.126%, 3/10/48 (l)§	140,000	109,895
Series 2015-CR23 D 4.256%, 5/10/48 (l)	140,000	100,295
Series 2015-CR26 B 4.495%, 10/10/48 (l)	100,000	104,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Series 2015-CR26 XA 1.056%, 10/10/48 IO (l)	$1,290,494	$82,347
Series 2015-LC23 C 4.646%, 10/10/53 (l)	64,000	61,393
Series 2016-CR28 C 4.647%, 2/10/49 (l)	73,000	70,662
Series 2016-DC2 XA 1.077%, 2/10/49 IO (l)	994,709	67,324
Commercial Mortgage Trust,
Series 2007-GG11 AJ 6.032%, 12/10/49 (l)	140,000	139,789
Series 2007-GG9 AMFX 5.475%, 3/10/39	89,888	89,787
Cosmopolitan Hotel Trust,
Series 2016-CSMO C 3.354%, 11/15/33 (l)§	70,000	70,260
Credit Suisse Commercial Mortgage Trust,
Series 2007-C4 A1AM 5.935%, 9/15/39 (l)	140,000	141,067
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.958%, 4/15/50 IO (l)	1,536,832	84,873
Series 2015-C2 AS 3.849%, 6/15/57 (l)	140,000	142,405
Series 2015-C4 C 4.585%, 11/15/48 (l)	64,000	61,576
FHLMC Multifamily Structured Pass-Through Certificates,
Series K722 X1 1.311%, 3/25/23 IO (l)	998,173	65,670
FNMA,
Series 2016-M3 A2 2.702%, 2/25/26	67,000	65,768
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM 5.606%, 12/10/49 (l)	85,700	85,558
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.595%, 2/10/46 IO (l)	1,442,614	104,514
GS Mortgage Securities Trust,
Series 2014-GC20 XA 1.157%, 4/10/47 IO (l)	1,933,307	108,456
Series 2014-GC26 D 4.511%, 11/10/47 (l)§	43,000	34,676
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM 5.372%, 5/15/47	105,150	105,217
Series 2007-C1 AM 6.263%, 2/15/51 (l)	140,000	141,646
Series 2007-LD11 AM 5.753%, 6/15/49 (l)	91,000	91,869
Series 2007-LD12 AM 6.039%, 2/15/51 (l)	100,000	102,119
Series 2007-LDPX AM 5.464%, 1/15/49 (l)	91,400	90,343
Series 2015-JP1 XA 1.151%, 1/15/49 IO (l)	993,851	59,253
Series 2016-JP2 B 3.460%, 8/15/49	28,000	27,506

Series 2016-JP2 C 3.796%, 8/15/49 (l)	$22,000	$20,994
Series 2016-JP2 XA 1.866%, 8/15/49 IO (l)	293,354	39,029
Series 2016-WPT E 5.704%, 10/15/33 (l)§	92,000	92,187
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA 1.094%, 8/15/47 IO (l)	1,431,346	85,600
Series 2015-C32 C 4.668%, 11/15/48 (l)	105,000	95,588
Series 2016-C1 C 4.905%, 3/15/49 (l)	66,000	65,758
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.713%, 6/15/49 IO (l)	997,187	101,577
LB-UBS Commercial Mortgage Trust,
Series 2007-C1 AJ 5.484%, 2/15/40	65,000	65,031
Series 2007-C2 AM 5.493%, 2/15/40 (l)	59,000	59,403
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.549%, 3/10/49 (l)§	72,000	66,182
ML-CFC Commercial Mortgage Trust,
Series 2007-5 AM 5.419%, 8/12/48	72,191	72,190
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	111,931
Series 2015-C20 C 4.462%, 2/15/48 (l)	125,000	116,110
Series 2015-C26 D 3.060%, 10/15/48§	100,000	69,302
Series 2016-C32 A4 3.720%, 12/15/49	76,000	77,783
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ 5.508%, 2/12/44 (l)	64,000	64,000
Series 2015-UBS8 XA 0.975%, 12/15/48 IO (l)	1,091,250	68,859
Series 2015-XLF2 AFSC 3.704%, 8/15/26 (l)§	65,000	64,918
Series 2016-UB11 XA 1.824%, 8/15/49 IO (l)	994,868	104,969
MSCG Trust,
Series 2016-SNR C 5.205%, 11/15/34§	92,000	91,940
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.032%, 10/10/48 IO (l)	643,683	80,813
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D 3.938%, 8/15/50§	150,000	114,790
Series 2015-C28 C 4.136%, 5/15/48 (l)	140,000	125,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Series 2015-C31 C 4.611%, 11/15/48 (l)	$105,000	$104,477
Series 2015-C31 XA 1.112%, 11/15/48 IO (l)	1,239,718	86,491
Series 2015-LC22 C 4.540%, 9/15/58 (l)	50,000	49,553
Series 2015-P2 A4 3.809%, 12/15/48	66,000	68,919
Series 2015-P2 XA 1.029%, 12/15/48 IO (l)	995,305	62,503
Series 2016-C32 C 4.721%, 1/15/59 (l)	51,000	47,666
Series 2016-NXS6 XA 1.663%, 11/15/49 IO (l)	998,576	105,815
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.157%, 8/15/47 IO (l)	2,925,034	173,852

Total Commercial Mortgage-Backed Securities		5,728,643

Convertible Bond (0.0%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.
(Zero Coupon), 10/4/20	1,130	1,408

Total Convertible Bond		1,408

Corporate Bonds (22.9%)
Consumer Discretionary (1.7%)
Auto Components (0.2%)
Allison Transmission, Inc.
5.000%, 10/1/24§	10,000	10,125
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	25,000	25,733
Dana, Inc.
5.500%, 12/15/24	15,000	15,375
Delphi Automotive plc
4.250%, 1/15/26	8,000	8,278
Delphi Corp.
4.150%, 3/15/24	60,000	62,040
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	25,000	25,750

		147,301

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	65,000	81,268

Diversified Consumer Services (0.0%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	10,000	10,175

Hotels, Restaurants & Leisure (0.3%)
ESH Hospitality, Inc.
5.250%, 5/1/25§	25,000	24,875
GLP Capital LP
5.375%, 4/15/26	10,000	10,410
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24§	20,000	19,400

Jack Ohio Finance LLC
6.750%, 11/15/21§	$20,000	$20,250
MGM Resorts International
4.625%, 9/1/26	15,000	14,475
NCL Corp. Ltd.
4.750%, 12/15/21 (b)§	20,000	19,988
Pinnacle Entertainment, Inc.
5.625%, 5/1/24§	20,000	20,026
Sabre GLBL, Inc.
5.250%, 11/15/23§	15,000	15,403
Scientific Games International, Inc.
7.000%, 1/1/22§	10,000	10,725
Station Casinos LLC
7.500%, 3/1/21	15,000	15,712
Viking Cruises Ltd.
8.500%, 10/15/22§	25,000	25,938

		197,202

Household Durables (0.0%)
Newell Brands, Inc.
3.150%, 4/1/21	15,000	15,219

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
3.800%, 12/5/24	30,000	31,448

Media (0.8%)
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26§	10,000	10,225
Cengage Learning, Inc.
9.500%, 6/15/24§	15,000	13,275
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	25,000	25,719
Comcast Corp.
4.200%, 8/15/34	15,000	15,329
4.400%, 8/15/35	50,000	52,442
CSC Holdings LLC
5.250%, 6/1/24	10,000	9,725
5.500%, 4/15/27§	10,000	10,125
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (e)(m)	200,000	199,000
Gray Television, Inc.
5.125%, 10/15/24§	10,000	9,725
5.875%, 7/15/26§	15,000	14,887
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	20,000	20,000
Nexstar Escrow Corp.
5.625%, 8/1/24§	15,000	14,850
Omnicom Group, Inc.
3.600%, 4/15/26	70,000	69,299
Sinclair Television Group, Inc.
5.625%, 8/1/24§	25,000	25,500
Sirius XM Radio, Inc.
5.375%, 7/15/26§	25,000	24,438
TEGNA, Inc.
4.875%, 9/15/21§	25,000	25,500
WMG Acquisition Corp.
6.750%, 4/15/22§	20,000	21,075

		561,114

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Multiline Retail (0.0%)
Dollar Tree, Inc.
5.750%, 3/1/23	$10,000	$10,575

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
6.000%, 12/15/24	15,000	15,337
Home Depot, Inc. (The)
3.350%, 9/15/25	36,000	36,871
3.000%, 4/1/26	30,000	29,870
PetSmart, Inc.
7.125%, 3/15/23§	20,000	20,400
Sally Holdings LLC
5.750%, 6/1/22	25,000	25,969

		128,447

Textiles, Apparel & Luxury Goods (0.0%)
Levi Strauss & Co.
5.000%, 5/1/25	15,000	15,000

Total Consumer Discretionary		1,197,749

Consumer Staples (2.2%)
Beverages (0.5%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	30,000	32,485
Central American Bottling Corp.
6.750%, 2/9/22 (m)	200,000	204,000
Coca-Cola Co. (The)
1.875%, 10/27/20	15,000	14,879
1.550%, 9/1/21	60,000	58,153
PepsiCo, Inc.
3.450%, 10/6/46	80,000	72,352

		381,869

Food & Staples Retailing (0.5%)
Albertsons Cos. LLC
5.750%, 3/15/25§	15,000	14,887
Cencosud SA
5.150%, 2/12/25 (m)	200,000	201,250
CVS Health Corp.
2.875%, 6/1/26	40,000	38,071
Kroger Co. (The)
3.400%, 4/15/22	85,000	86,837
Rite Aid Corp.
6.125%, 4/1/23§	20,000	21,500

		362,545

Food Products (1.0%)
JBS USA LUX SA
5.750%, 6/15/25§	15,000	15,277
Kraft Heinz Foods Co.
1.600%, 6/30/17	35,000	35,011
2.000%, 7/2/18	40,000	39,999
Marfrig Holdings Europe BV
8.000%, 6/8/23§	200,000	206,000
Minerva Luxembourg SA
8.750%, 4/3/19 (l)(m)(y)	200,000	205,250
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	25,000	25,000

TreeHouse Foods, Inc.
6.000%, 2/15/24§	$10,000	$10,475
Tyson Foods, Inc.
3.950%, 8/15/24	135,000	138,235

		675,247

Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	10,000	10,000
Spectrum Brands, Inc.
5.750%, 7/15/25	25,000	25,875

		35,875

Personal Products (0.0%)
Revlon Consumer Products Corp.
5.750%, 2/15/21	15,000	15,113
6.250%, 8/1/24	5,000	5,150

		20,263

Tobacco (0.1%)
Reynolds American, Inc.
4.000%, 6/12/22	65,000	67,732

Total Consumer Staples		1,543,531

Energy (2.6%)
Energy Equipment & Services (0.1%)
Schlumberger Holdings Corp.
2.350%, 12/21/18§	35,000	35,299

Oil, Gas & Consumable Fuels (2.5%)
Apache Corp.
4.750%, 4/15/43	40,000	40,818
BP Capital Markets plc
3.017%, 1/16/27	25,000	24,138
3.723%, 11/28/28	45,000	45,415
Chevron Corp.
1.790%, 11/16/18	23,000	23,056
1.561%, 5/16/19	45,000	44,790
Cosan Overseas Ltd.
8.250%, 2/5/17 (m)(y)	300,000	298,277
Delek & Avner Tamar Bond Ltd.
4.435%, 12/30/20§	200,000	203,000
Energy Transfer Equity LP
5.500%, 6/1/27	15,000	14,625
Energy Transfer Partners LP
4.750%, 1/15/26	65,000	67,002
EOG Resources, Inc.
4.150%, 1/15/26	40,000	42,021
Extraction Oil & Gas Holdings LLC
7.875%, 7/15/21§	10,000	10,619
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	57,976
Memorial Production Partners LP
6.875%, 8/1/22	35,000	16,625
National Gas Co. of Trinidad & Tobago Ltd.
6.050%, 1/15/36 (m)	100,000	102,750
NGL Energy Partners LP
7.500%, 11/1/23§	10,000	10,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Noble Holding International Ltd.
7.750%, 1/15/24	$5,000	$4,703
Occidental Petroleum Corp.
3.400%, 4/15/26	15,000	15,075
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26 (m)	250,000	238,048
PDC Energy, Inc.
6.125%, 9/15/24§	5,000	5,112
Phillips 66
5.875%, 5/1/42	19,000	22,491
4.875%, 11/15/44	10,000	10,425
Reliance Holding USA, Inc.
5.400%, 2/14/22 (m)	250,000	269,512
Sanchez Energy Corp.
6.125%, 1/15/23	10,000	9,500
SandRidge Energy, Inc.
8.750%, 6/1/20 (h)†	5,000	—
Sinopec Group Overseas Development 2016 Ltd.
2.000%, 9/29/21§	200,000	190,185
Targa Resources Partners LP
5.375%, 2/1/27§	10,000	9,900
Williams Partners LP
4.875%, 3/15/24	20,000	20,073

		1,796,461

Total Energy		1,831,760

Financials (7.5%)
Banks (5.6%)
Agromercantil Senior Trust
6.250%, 4/10/19 (m)	200,000	205,250
Australia & New Zealand Banking Group Ltd.
4.875%, 1/12/21§	100,000	108,356
Banco de Credito del Peru
2.250%, 10/25/19§	200,000	197,250
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	200,327
Banco GNB Sudameris SA
7.500%, 7/30/22 (m)	200,000	209,000
Banco Nacional de Costa Rica
4.875%, 11/1/18 (m)	200,000	201,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/9/22 (m)	200,000	200,000
Bank of America Corp.
2.000%, 1/11/18	55,000	55,113
2.503%, 10/21/22	55,000	53,038
Bank of Montreal
1.900%, 8/27/21	70,000	67,795
BB&T Corp.
2.450%, 1/15/20	60,000	60,357
2.050%, 5/10/21	55,000	53,928
Citigroup, Inc.
2.700%, 3/30/21	105,000	104,373

CorpGroup Banking SA
6.750%, 3/15/23 (m)	$250,000	$237,188
Global Bank Corp.
5.125%, 10/30/19 (m)	200,000	203,859
Grupo Aval Ltd.
4.750%, 9/26/22 (m)	200,000	195,500
Grupo Elektra SAB de CV
7.250%, 8/6/18 (m)	91,000	91,114
Industrial Senior Trust
5.500%, 11/1/22 (m)	200,000	192,355
JPMorgan Chase & Co.
2.972%, 1/15/23	70,000	69,711
4.250%, 10/1/27	65,000	66,750
Malayan Banking Bhd.
3.250%, 9/20/22 (l)(m)	200,000	200,850
MUFG Americas Holdings Corp.
1.625%, 2/9/18	60,000	59,734
2.250%, 2/10/20	10,000	10,005
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24 (l)(m)	200,000	205,250
PNC Financial Services Group, Inc. (The)
3.300%, 3/8/22	65,000	66,907
Royal Bank of Canada
2.500%, 1/19/21	15,000	15,010
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	65,377
2.058%, 7/14/21	50,000	48,319
Toronto-Dominion Bank (The)
1.800%, 7/13/21	105,000	101,590
United Overseas Bank Ltd.
3.750%, 9/19/24 (l)(m)	200,000	203,820
Wells Fargo & Co.
3.550%, 9/29/25	35,000	34,914
3.000%, 4/22/26	55,000	52,487
3.000%, 10/23/26	50,000	47,473
Westpac Banking Corp.
2.600%, 11/23/20	60,000	60,192
2.000%, 8/19/21	10,000	9,692

		3,954,134

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	80,000	77,358
Israel Electric Corp. Ltd.
5.000%, 11/12/24 (m)	200,000	207,500
Morgan Stanley
2.500%, 4/21/21	25,000	24,684
2.625%, 11/17/21	45,000	44,279
3.875%, 1/27/26	40,000	40,491
3.125%, 7/27/26	30,000	28,603
S&P Global, Inc.
4.400%, 2/15/26	30,000	31,758
State Street Corp.
3.550%, 8/18/25	45,000	45,985
2.650%, 5/19/26	25,000	23,669

		524,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Consumer Finance (0.5%)
Ally Financial, Inc.
4.125%, 3/30/20	$75,000	$75,563
American Express Credit Corp.
2.250%, 8/15/19	35,000	35,236
2.250%, 5/5/21	105,000	103,718
General Motors Financial Co., Inc.
2.400%, 5/9/19	55,000	54,742
3.200%, 7/13/20	30,000	30,036
3.200%, 7/6/21	20,000	19,684
Synchrony Financial
3.000%, 8/15/19	65,000	65,600

		384,579

Diversified Financial Services (0.5%)
Guanay Finance Ltd.
6.000%, 12/15/20 (m)	205,771	206,903
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	55,000	54,715
Nationstar Mortgage LLC
6.500%, 7/1/21	10,000	10,125
Shell International Finance BV
1.375%, 5/10/19	70,000	69,131

		340,874

Insurance (0.2%)
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	80,000	94,233
TIAA Asset Management Finance Co. LLC
2.950%, 11/1/19§	70,000	71,034

		165,267

Total Financials		5,369,181

Health Care (2.0%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	76,000	74,543
Celgene Corp.
3.875%, 8/15/25	35,000	35,513

		110,056

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
1.450%, 4/1/17	55,000	54,994
2.700%, 4/1/20	15,000	14,963

		69,957

Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	20,000	20,000
Air Medical Group Holdings, Inc.
6.375%, 5/15/23§	30,000	28,800
Anthem, Inc.
2.300%, 7/15/18	70,000	70,347
Cardinal Health, Inc.
1.950%, 6/15/18	70,000	70,111

Centene Corp.
5.625%, 2/15/21	$10,000	$10,514
4.750%, 1/15/25	20,000	19,525
DJO Finco, Inc.
8.125%, 6/15/21§	5,000	4,337
Envision Healthcare Corp.
6.250%, 12/1/24§	25,000	26,437
Express Scripts Holding Co.
4.500%, 2/25/26	30,000	30,877
3.400%, 3/1/27	25,000	23,218
HCA, Inc.
5.875%, 2/15/26 (x)	10,000	10,310
Laboratory Corp. of America Holdings
2.500%, 11/1/18	70,000	70,695
4.700%, 2/1/45	70,000	69,492
LifePoint Health, Inc.
5.375%, 5/1/24§	10,000	9,770
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	30,000	31,578
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	10,000	9,957
Select Medical Corp.
6.375%, 6/1/21 (x)	30,000	30,000
Team Health, Inc.
7.250%, 12/15/23§	10,000	11,375
Tenet Healthcare Corp.
6.750%, 6/15/23	30,000	26,475
UnitedHealth Group, Inc.
4.200%, 1/15/47	70,000	70,658
Vizient, Inc.
10.375%, 3/1/24§	15,000	16,988

		661,464

Health Care Technology (0.0%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	15,000	15,201

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	100,000	100,815

Pharmaceuticals (0.6%)
Actavis Funding SCS
2.350%, 3/12/18	69,000	69,323
AstraZeneca plc
2.375%, 11/16/20	80,000	80,344
Eli Lilly & Co.
3.700%, 3/1/45	50,000	47,155
Endo Finance LLC
5.875%, 1/15/23§	20,000	16,950
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	15,000	15,778
Mylan NV
3.150%, 6/15/21§	70,000	69,239
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	75,000	71,157
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	65,000	62,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23	$25,000	$23,463

		455,971

Total Health Care		1,413,464

Industrials (2.2%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
6.875%, 3/15/39	40,000	56,259
Lockheed Martin Corp.
4.700%, 5/15/46	60,000	65,615
TransDigm, Inc.
6.000%, 7/15/22	25,000	26,000

		147,874

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	65,000	67,240

Building Products (0.0%)
Builders FirstSource, Inc.
5.625%, 9/1/24§	8,000	8,040

Commercial Services & Supplies (0.2%)
Gates Global LLC
6.000%, 7/15/22§	25,000	24,437
Prime Security Services Borrower LLC
9.250%, 5/15/23§	25,000	27,250
Waste Management, Inc.
4.100%, 3/1/45	50,000	49,320

		101,007

Construction & Engineering (0.0%)
Signode Industrial Group Lux SA
6.375%, 5/1/22§	20,000	19,950

Machinery (0.1%)
Grinding Media, Inc.
7.375%, 12/15/23 (b)§	10,000	10,506
Milacron LLC
7.750%, 2/15/21§	35,000	35,962
Terex Corp.
6.000%, 5/15/21	25,000	25,563

		72,031

Metals & Mining (0.0%)
Novelis Corp.
6.250%, 8/15/24§	10,000	10,600
5.875%, 9/30/26§	5,000	5,050

		15,650

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	65,000	68,869
CSX Corp.
3.800%, 11/1/46	75,000	68,935
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	10,000	10,100

		147,904

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 2/1/22	65,000	66,544

Transportation Infrastructure (1.3%)
Adani Ports & Special Economic Zone Ltd.
3.500%, 7/29/20 (m)	$200,000	$198,421
Aeropuerto Internacional de Tocumen SA 5.750%, 10/9/23	200,000	208,850
Aeropuertos Dominicanos Siglo XXI SA 9.750%, 11/13/19 (m)	200,000	208,250
ENA Norte Trust 4.950%, 4/25/23 (m)	275,305	284,390

		899,911

Total Industrials		1,546,151

Information Technology (1.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 1.850%, 9/20/21	75,000	73,033
CommScope, Inc. 5.000%, 6/15/21§	25,000	25,750

		98,783

IT Services (0.2%)
Fidelity National Information Services, Inc. 3.625%, 10/15/20	45,000	46,524
First Data Corp.
7.000%, 12/1/23§	10,000	10,688
5.750%, 1/15/24§	15,000	15,431
Xerox Corp. 2.950%, 3/15/17	55,000	55,157

		127,800

Semiconductors & Semiconductor Equipment (0.2%)
Analog Devices, Inc. 2.500%, 12/5/21	75,000	74,243
Intel Corp. 4.100%, 5/19/46	40,000	39,444
Microsemi Corp. 9.125%, 4/15/23§	4,000	4,660
NXP BV 4.125%, 6/1/21§	20,000	20,650

		138,997

Software (0.5%)
Genesys Telecommunications Laboratories, Inc. 10.000%, 11/30/24§	20,000	21,188
Infor U.S., Inc. 6.500%, 5/15/22	20,000	20,850
Microsoft Corp. 4.450%, 11/3/45	70,000	74,432
Open Text Corp. 5.875%, 6/1/26§	15,000	15,788
Oracle Corp.
1.900%, 9/15/21	75,000	73,198
4.125%, 5/15/45	75,000	73,286
Solera LLC 10.500%, 3/1/24§	15,000	16,875
Sophia LP 9.000%, 9/30/23§	25,000	26,562

		322,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Technology Hardware, Storage & Peripherals (0.1%)
Diamond 1 Finance Corp. 7.125%, 6/15/24§	$20,000	$22,100
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	51,000	52,058
Western Digital Corp. 7.375%, 4/1/23§	5,000	5,500

		79,658

Total Information Technology		767,417

Materials (0.6%)
Chemicals (0.3%)
Ashland LLC 4.750%, 8/15/22	15,000	15,535
Grupo Idesa SA de CV 7.875%, 12/18/20 (m)	200,000	179,250
Potash Corp. of Saskatchewan, Inc. 4.000%, 12/15/26	15,000	15,095
PQ Corp. 6.750%, 11/15/22§	15,000	16,050

		225,930

Containers & Packaging (0.1%)
Berry Plastics Corp. 5.500%, 5/15/22	15,000	15,459
International Paper Co. 3.000%, 2/15/27	35,000	32,924
Plastipak Holdings, Inc. 6.500%, 10/1/21§	15,000	15,675

		64,058

Metals & Mining (0.0%)
Lundin Mining Corp. 7.500%, 11/1/20§	15,000	15,900

Paper & Forest Products (0.2%)
Georgia-Pacific LLC 3.600%, 3/1/25§	135,000	136,587

Total Materials		442,475

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP (REIT) 4.125%, 5/15/21	65,000	68,503
Equinix, Inc. (REIT) 5.875%, 1/15/26	15,000	15,787
MGM Growth Properties Operating Partnership LP (REIT) 5.625%, 5/1/24§	5,000	5,225
Simon Property Group LP (REIT) 3.300%, 1/15/26	70,000	69,610

Total Real Estate		159,125

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.6%)
British Telecommunications plc 5.950%, 1/15/18	100,000	104,172
CCO Holdings LLC
5.250%, 9/30/22	15,000	15,600
5.125%, 5/1/23§	10,000	10,275
Cincinnati Bell, Inc. 7.000%, 7/15/24§	20,000	21,150

Embarq Corp. 7.995%, 6/1/36	$15,000	$14,100
Intelsat Jackson Holdings SA 8.000%, 2/15/24 (x)§	5,000	5,137
Level 3 Communications, Inc. 5.750%, 12/1/22	25,000	25,625
Orange SA 2.750%, 2/6/19	70,000	70,807
Telesat Canada 8.875%, 11/15/24§	15,000	15,638
Verizon Communications, Inc. 4.400%, 11/1/34	140,000	137,709

		420,213

Wireless Telecommunication Services (0.5%)
Digicel Group Ltd. 7.125%, 4/1/22 (m)	250,000	193,375
Telefonica Celular del Paraguay SA 6.750%, 12/13/22 (m)	200,000	204,500

		397,875

Total Telecommunication Services		818,088

Utilities (1.7%)
Electric Utilities (1.0%)
AES Andres BV 7.950%, 5/11/26§	200,000	206,000
Comision Federal de Electricidad 4.750%, 2/23/27 (m)	200,000	192,000
Duke Energy Corp. 3.750%, 9/1/46	25,000	22,525
Duke Energy Progress LLC 4.150%, 12/1/44	65,000	63,688
Exelon Corp. 3.400%, 4/15/26	40,000	39,069
Fortis, Inc. 2.100%, 10/4/21§	70,000	67,584
Southern Co. (The)
2.450%, 9/1/18	95,000	95,873
1.850%, 7/1/19	5,000	4,982

		691,721

Gas Utilities (0.3%)
Empresa de Energia de Bogota SA ESP 6.125%, 11/10/21 (m)	200,000	205,250

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp. 5.750%, 1/15/25 (x)	10,000	9,650
NRG Energy, Inc. 7.250%, 5/15/26§	15,000	14,925

		24,575

Multi-Utilities (0.4%)
Berkshire Hathaway Energy Co. 6.500%, 9/15/37	76,000	97,868
Empresas Publicas de Medellin ESP 7.625%, 7/29/19 (m)	200,000	223,250

		321,118

Total Utilities		1,242,664

Total Corporate Bonds		16,331,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Foreign Government Securities (3.0%)
Banco de Costa Rica 5.250%, 8/12/18 (m)	$200,000	$201,500
Dominican Republic 7.500%, 5/6/21 (m)	200,000	216,750
Petroleos Mexicanos
5.500%, 2/4/19 (m)	100,000	103,875
6.750%, 9/21/47§	35,000	33,024
Republic of Costa Rica 9.995%, 8/1/20 (m)	200,000	235,250
Republic of Hungary 4.000%, 3/25/19	200,000	206,770
Republic of Panama
5.200%, 1/30/20	200,000	214,750
3.875%, 3/17/28	200,000	196,000
Republic of Poland 5.125%, 4/21/21	200,000	218,298
State of Qatar 2.375%, 6/2/21 (m)	200,000	195,750
United Mexican States
4.000%, 10/2/23	96,000	96,240
4.125%, 1/21/26	200,000	198,500
4.750%, 3/8/44	50,000	45,563

Total Foreign Government Securities		2,162,270

Mortgage-Backed Securities (8.2%)
FHLMC
3.000%, 7/1/45	879,158	875,002
3.000%, 8/1/45	1,327,447	1,321,173
FNMA
3.000%, 4/1/45	1,154,774	1,138,219
3.000%, 9/1/46	2,559,861	2,547,961

Total Mortgage-Backed Securities		5,882,355

Municipal Bonds (0.7%)
City of Houston, Combined Utility System Revenue Bonds, Series B 5.000%, 11/15/35	120,000	138,139
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Bonds, Series A 5.000%, 6/1/33	60,000	70,522
Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series C 5.000%, 11/15/34	90,000	105,515
North Texas Municipal Water District, Revenue Bonds 5.000%, 9/1/35	70,000	80,833
State of California, Various Purpose, General Obligations Bonds 5.000%, 8/1/33	70,000	80,023

Total Municipal Bonds		475,032

U.S. Treasury Obligations (27.8%)
U.S. Treasury Bonds
2.750%, 11/15/42	620,000	585,488

1.000%, 2/15/46 TIPS	$1,316,045	$1,321,366
U.S. Treasury Notes
0.500%, 1/31/17	510,000	509,953
0.625%, 5/31/17	930,000	929,946
1.000%, 2/15/18	1,840,000	1,840,647
1.000%, 5/15/18	145,000	144,950
2.000%, 11/30/20	2,140,000	2,161,839
1.750%, 12/31/20	60,000	59,978
2.125%, 1/31/21	2,250,000	2,279,751
2.250%, 3/31/21	2,430,000	2,473,949
0.125%, 4/15/21 TIPS	571,155	574,619
1.750%, 3/31/22	1,290,000	1,272,905
1.500%, 2/28/23	60,000	57,712
1.500%, 3/31/23	1,230,000	1,182,241
0.625%, 1/15/24 TIPS	839,152	854,148
0.125%, 7/15/24 TIPS	1,272,550	1,250,566
2.125%, 5/15/25	1,490,000	1,461,015
2.000%, 8/15/25	35,000	33,909
0.125%, 7/15/26 TIPS	877,360	848,598

Total U.S. Treasury Obligations		19,843,580

Total Long-Term Debt Securities (93.1%) (Cost $67,323,043)		66,361,268

	Number of Shares	Value (Note 1)
COMMON STOCK:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
SandRidge Energy, Inc.*	48	1,129

Total Common Stock (0.0%) (Cost $1,013)		1,129

INVESTMENT COMPANY:
DoubleLine Floating Rate Fund‡
Total Investment Company (1.4%) (Cost $983,622)	97,776	970,911

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $2,398, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $2,446. (xx)	$2,398	2,398
Citigroup Global Markets Ltd., 0.69%, dated 12/30/16, due 1/3/17, repurchase price $965, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $984. (xx)	965	965

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $10,001, collateralized by various Common Stocks; total market value $11,116. (xx)	$10,000	$10,000
Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $2,084, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $2,126. (xx)	2,084	2,084
Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $3,968, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $4,047. (xx)	3,968	3,968
Macquarie Bank Ltd., 0.76%, dated 12/30/16, due 1/3/17, repurchase price $2,661, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $2,716. (xx)	2,661	2,661
Macquarie Bank Ltd., 0.57%, dated 12/30/16, due 1/3/17, repurchase price $3,562, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $3,635. (xx)	3,562	3,562
Natixis, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $5,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.625%, maturing 5/25/17-5/15/46; total market value $5,100. (xx)	5,000	5,000
RBS Securities, Inc., 0.45%, dated 12/30/16, due 1/3/17, repurchase price $15,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.625%, maturing 8/31/17-2/15/25; total market value $15,300. (xx)	15,000	15,000

Total Repurchase Agreements		45,638

Total Short-Term Investments (0.1%) (Cost $45,638)		45,638

Total Investments (94.6%) (Cost $68,353,316)		67,378,946
Other Assets Less Liabilities (5.4%)		3,874,926

Net Assets (100%)		$71,253,872

*	Non-income producing.
†	Securities (totaling $0 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2016, the market value of these securities amounted to $8,275,102 or 11.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Rule 144A Illiquid Security. At December 31, 2016, the market value of these securities amounted to $620,715 or 0.9% of net assets.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2016. Maturity date disclosed is the ultimate maturity date.
(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2016, the market value of these securities amounted to $7,319,737 or 10.3% of net assets.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $44,764. This was secured by cash collateral of $45,638 which was subsequently invested in joint repurchase agreements with a total value of $45,638, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.
(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2016.

Glossary:

CLO	— Collateralized Mortgage Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
IO	— Interest Only
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Belgium	0.0	#
Brazil	1.3
Canada	0.5
Cayman Islands	5.3
Chile	0.9
China	0.3
Colombia	1.2
Costa Rica	0.9
Dominican Republic	1.2
France	0.1
Guatemala	0.8
Hungary	0.3
India	1.0
Israel	0.7
Jamaica	0.3
Japan	0.2
Luxembourg	0.0	#
Malaysia	0.3
Mexico	1.6
Netherlands	0.1
Panama	1.6
Paraguay	0.3
Peru	0.3
Poland	0.3
Qatar	0.3
Singapore	0.6
Trinidad and Tobago	0.1
United Kingdom	0.4
United States	73.5
Cash and Other	5.4

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)†
DoubleLine Floating Rate Fund	$1,650,994	$—	$716,378	$970,911	$41,826	$(16,378)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$4,374,789	$—		$4,374,789
Collateralized Mortgage Obligations	—	11,561,586	—		11,561,586
Commercial Mortgage-Backed Securities	—	5,728,643	—		5,728,643
Common Stocks
Energy	1,129	—	—		1,129
Convertible Bonds
Energy	—	1,408	—		1,408
Corporate Bonds
Consumer Discretionary	—	1,197,749	—		1,197,749
Consumer Staples	—	1,543,531	—		1,543,531
Energy	—	1,831,760	—	(a)	1,831,760
Financials	—	5,369,181	—		5,369,181
Health Care	—	1,413,464	—		1,413,464
Industrials	—	1,546,151	—		1,546,151
Information Technology	—	767,417	—		767,417
Materials	—	442,475	—		442,475
Real Estate	—	159,125	—		159,125
Telecommunication Services	—	818,088	—		818,088
Utilities	—	1,242,664	—		1,242,664
Foreign Government Securities	—	2,162,270	—		2,162,270
Investment Companies	970,911	—	—		970,911
Mortgage-Backed Securities	—	5,882,355	—		5,882,355
Municipal Bonds	—	475,032	—		475,032
Short-Term Investments
Repurchase Agreements	—	45,638	—		45,638
U.S. Treasury Obligations	—	19,843,580	—		19,843,580

Total Assets	$972,040	$66,406,906	$—		$67,378,946

Total Liabilities	$—	$—	$—		$—

Total	$972,040	$66,406,906	$—		$67,378,946

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

The Portfolio held no derivatives contracts during the year ended December 31, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,656,644
Long-term U.S. government debt securities	31,749,401

$56,406,045

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,722,652
Long-term U.S. government debt securities	22,476,638

$46,199,290

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$276,886
Aggregate gross unrealized depreciation	(1,276,037)

Net unrealized depreciation	$(999,151)

Federal income tax cost of investments	$68,378,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $983,622)	$970,911
Unaffiliated Issuers (Cost $67,324,056)	66,362,397
Repurchase Agreements (Cost $45,638)	45,638
Cash	3,420,335
Dividends, interest and other receivables	452,009
Due from Custodian	204,019
Receivable for securities sold	114,137
Receivable from Separate Accounts for Trust shares sold	55,044
Securities lending income receivable	51
Other assets	232

Total assets	71,624,773

LIABILITIES
Payable for securities purchased	204,019
Payable for return of collateral on securities loaned	45,638
Investment management fees payable	31,292
Administrative fees payable	5,880
Distribution fees payable – Class IB	2,090
Payable to Separate Accounts for Trust shares redeemed	525
Trustees’ fees payable	42
Accrued expenses	81,415

Total liabilities	370,901

NET ASSETS	$71,253,872

Net assets were comprised of:
Paid in capital	$72,368,330
Accumulated undistributed net investment income (loss)	37,711
Accumulated undistributed net realized gain (loss) on investments	(177,799)
Net unrealized appreciation (depreciation) on investments	(974,370)

Net assets	$71,253,872

Class IB
Net asset value, offering and redemption price per share, $10,303,899 / 1,049,975 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class K
Net asset value, offering and redemption price per share, $60,949,973 / 6,210,703 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

(x)	Includes value of securities on loan of $44,764.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Interest (net of $243 foreign withholding tax)	$2,389,839
Dividends ($41,826 of dividend income received from affiliates)	42,130
Securities lending (net)	742

Total income	2,432,711

EXPENSES
Investment management fees	399,563
Administrative fees	66,861
Professional fees	66,229
Distribution fees – Class IB	15,408
Offering costs	13,732
Custodian fees	10,000
Printing and mailing expenses	4,415
Trustees’ fees	1,464
Miscellaneous	20,776

Gross expenses	598,448
Less: Waiver from investment manager	(28,810)
Reimbursement from sub-advisor	(8,322)

Net expenses	561,316

NET INVESTMENT INCOME (LOSS)	1,871,395

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(16,378) of realized gain (loss) from affiliates)	287,348
Net change in unrealized appreciation (depreciation) on investments ($36,295 of change in unrealized appreciation (depreciation) from affiliates)	979,426

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,266,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,138,169

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,871,395	$999,785
Net realized gain (loss) on investments	287,348	(203,814)
Net change in unrealized appreciation (depreciation) on investments	979,426	(1,953,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,138,169	(1,157,825)

DIVIDENDS:
Dividends from net investment income
Class IB	(259,317)	(36,621)
Class K	(1,734,919)	(1,107,140)

TOTAL DIVIDENDS:	(1,994,236)	(1,143,761)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 818,751 and 263,299 shares, respectively ]	8,201,352	2,597,346
Capital shares issued in reinvestment of dividends [ 26,649 and 3,805 shares, respectively ]	259,317	36,621
Capital shares repurchased [ (41,424) and (21,105) shares, respectively ]	(416,515)	(208,655)

Total Class IB transactions	8,044,154	2,425,312

Class K
Capital shares sold [ 0 and 5,917,371 shares, respectively ]	—	59,100,000
Capital shares issued in reinvestment of dividends [ 178,301 and 115,031 shares, respectively ]	1,734,919	1,107,140

Total Class K transactions	1,734,919	60,207,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,779,073	62,632,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,923,006	60,330,866
NET ASSETS:
Beginning of period	60,330,866	—

End of period (a)	$71,253,872	$60,330,866

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$37,711	$—

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/DOUBLELINE OPPORTUNISTIC CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.17
Net realized and unrealized gain (loss) on investments	0.21	(0.39)

Total from investment operations	0.46	(0.22)

Less distributions:
Dividends from net investment income	(0.26)	(0.17)

Net asset value, end of period	$9.81	$9.61

Total return (b)	4.83%	(2.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,304	$2,364
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06%	1.08%
Before waivers (a)(f)	1.11%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.52%	2.54	%(l)
Before waivers (a)(f)	2.47%	2.36	%(l)
Portfolio turnover rate (z)^	76%	79%

Class K	Year Ended December 31, 2016	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.18
Net realized and unrealized gain (loss) on investments	0.21	(0.38)

Total from investment operations	0.49	(0.20)

Less distributions:
Dividends from net investment income	(0.29)	(0.19)

Net asset value, end of period	$9.81	$9.61

Total return (b)	5.10%	(2.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,950	$57,967
Ratio of expenses to average net assets:
After waivers (a)(f)	0.82%	0.84%
Before waivers (a)(f)	0.88%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.84%	2.67	%(l)
Before waivers (a)(f)	2.78%	2.47	%(l)
Portfolio turnover rate (z)^	76%	79%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (0.9%)
Cooper Tire & Rubber Co.	4,978	$193,395
Cooper-Standard Holdings, Inc.*	99	10,235
Dana, Inc.	13,210	250,726
Dorman Products, Inc.*	11,000	803,659
Federal-Mogul Holdings Corp.*	2,692	27,755
Metaldyne Performance Group, Inc.	547	12,554
Modine Manufacturing Co.*	4,251	63,340
Motorcar Parts of America, Inc.*	108	2,907
Spartan Motors, Inc.	3,007	27,815
Standard Motor Products, Inc.	773	41,139
Strattec Security Corp.	319	12,856
Superior Industries International, Inc.	2,238	58,971
Tower International, Inc.	1,861	52,759

		1,558,111

Distributors (0.0%)
Weyco Group, Inc.	507	15,869

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,399	34,345
Apollo Education Group, Inc.*	7,736	76,587
Ascent Capital Group, Inc., Class A*	936	15,219
Bridgepoint Education, Inc.*	1,630	16,512
Cambium Learning Group, Inc.*	1,018	5,080
Capella Education Co.	68	5,970
Career Education Corp.*	6,015	60,691
Carriage Services, Inc.	82	2,348
Chegg, Inc. (x)*	4,183	30,871
DeVry Education Group, Inc.	5,636	175,844
Houghton Mifflin Harcourt Co.*	3,719	40,351
K12, Inc.*	3,064	52,578
Liberty Tax, Inc.	122	1,635
Regis Corp.*	3,361	48,802
Sotheby’s*	1,961	78,166
Strayer Education, Inc.*	532	42,895
Weight Watchers International, Inc. (x)*	198	2,267

		690,161

Hotels, Restaurants & Leisure (6.1%)
Belmond Ltd., Class A*	7,545	100,725
Biglari Holdings, Inc.*	84	39,749
Caesars Acquisition Co., Class A*	4,237	57,200
Caesars Entertainment Corp. (x)*	5,005	42,543
Carrols Restaurant Group, Inc.*	358	5,460
Century Casinos, Inc.*	967	7,958
Cracker Barrel Old Country Store, Inc. (x)	98	16,364
Del Frisco’s Restaurant Group, Inc.*	1,972	33,524
Del Taco Restaurants, Inc.*	2,271	32,067
Denny’s Corp.*	1,843	23,646
DineEquity, Inc.	687	52,899
El Pollo Loco Holdings, Inc. (x)*	1,851	22,767
Eldorado Resorts, Inc. (x)*	240	4,068
Empire Resorts, Inc. (x)*	265	6,029

Fiesta Restaurant Group, Inc.*	441	$13,164
Fogo De Chao, Inc.*	457	6,558
Golden Entertainment, Inc.	733	8,877
ILG, Inc.	9,242	167,926
International Speedway Corp., Class A	2,358	86,774
Intrawest Resorts Holdings, Inc.*	1,445	25,793
J Alexander’s Holdings, Inc.*	1,190	12,793
Jack in the Box, Inc.	664	74,129
Kona Grill, Inc. (x)*	342	4,292
La Quinta Holdings, Inc.*	6,096	86,624
Luby’s, Inc.*	1,754	7,507
Marcus Corp. (The)	1,648	51,912
Marriott Vacations Worldwide Corp.	1,889	160,281
Monarch Casino & Resort, Inc.*	929	23,950
Noodles & Co. (x)*	320	1,312
Penn National Gaming, Inc.*	955	13,169
Pinnacle Entertainment, Inc.*	4,607	66,802
Red Lion Hotels Corp.*	1,225	10,229
Red Robin Gourmet Burgers, Inc.*	952	53,693
Ruby Tuesday, Inc.*	5,420	17,507
Speedway Motorsports, Inc.	1,054	22,840
Tropicana Entertainment, Inc.*	112,200	3,405,269
Wendy’s Co. (The)	413,200	5,586,463

		10,352,863

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	430	13,072
Beazer Homes USA, Inc.*	2,897	38,530
Century Communities, Inc.*	1,276	26,796
CSS Industries, Inc.	766	20,736
Flexsteel Industries, Inc.	565	34,844
GoPro, Inc., Class A (x)*	9,275	80,785
Green Brick Partners, Inc. (x)*	32,051	322,113
Hooker Furniture Corp.	929	35,256
Hovnanian Enterprises, Inc., Class A (x)*	11,143	30,420
KB Home (x)	5,912	93,469
La-Z-Boy, Inc.	2,559	79,457
LGI Homes, Inc. (x)*	91	2,614
Libbey, Inc.	1,833	35,670
Lifetime Brands, Inc.	1,022	18,141
M.D.C. Holdings, Inc.	2,378	61,019
M/I Homes, Inc.*	1,730	43,561
Meritage Homes Corp.*	3,217	111,952
NACCO Industries, Inc., Class A	345	31,240
New Home Co., Inc. (The)*	887	10,387
Newell Brands, Inc.	13,000	580,450
TopBuild Corp.*	3,064	109,078
TRI Pointe Group, Inc.*	73,876	848,095
UCP, Inc., Class A*	718	8,652
WCI Communities, Inc.*	1,978	46,384
William Lyon Homes, Class A*	2,185	41,581
ZAGG, Inc.*	2,198	15,606

		2,739,908

Internet & Direct Marketing Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,435	15,355
FTD Cos., Inc.*	1,579	37,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Gaia, Inc.*	608	$5,259
Lands’ End, Inc. (x)*	1,354	20,513

		78,770

Leisure Products (0.1%)
Acushnet Holdings Corp.*	583	11,491
Arctic Cat, Inc.	695	10,439
Callaway Golf Co.	5,306	58,153
Escalade, Inc.	914	12,065
JAKKS Pacific, Inc. (x)*	1,398	7,200
Johnson Outdoors, Inc., Class A	424	16,829

		116,177

Media (3.9%)
AMC Entertainment Holdings, Inc., Class A	2,079	69,959
Daily Journal Corp. (x)*	32	7,738
Entercom Communications Corp., Class A	2,346	35,894
Eros International plc (x)*	2,669	34,830
EW Scripps Co. (The), Class A*	5,410	104,575
Gannett Co., Inc.	10,612	103,043
Global Eagle Entertainment, Inc. (x)*	3,924	25,349
Gray Television, Inc.*	2,199	23,859
Hemisphere Media Group, Inc.*	81	907
Liberty Media Corp-Liberty Braves, Class A*	779	15,962
Liberty Media Corp-Liberty Braves, Class C*	2,634	54,234
Liberty Media Corp-Liberty Media, Class A*	1,689	52,950
Liberty Media Corp-Liberty Media, Class C*	3,483	109,123
Lions Gate Entertainment Corp., Class B*	31,884	782,432
Live Nation Entertainment, Inc.*	145,000	3,856,999
Loral Space & Communications, Inc.*	6,100	250,404
MDC Partners, Inc., Class A	3,250	21,288
Media General, Inc.*	9,619	181,126
Meredith Corp.	3,379	199,868
MSG Networks, Inc., Class A*	3,661	78,712
National CineMedia, Inc.	5,624	82,842
New Media Investment Group, Inc.	2,928	46,819
New York Times Co. (The), Class A	11,280	150,024
Promotora de Informaciones SA (ADR)*	26,310	142,074
Reading International, Inc., Class A*	1,153	19,140
Saga Communications, Inc., Class A	318	15,995
Salem Media Group, Inc.	1,007	6,294
Scholastic Corp.	2,485	118,013
Time, Inc.	9,290	165,827
Townsquare Media, Inc., Class A*	833	8,672
tronc, Inc. (x)	974	13,509

		6,778,461

Multiline Retail (0.0%)
Fred’s, Inc., Class A (x)	2,997	$55,625
Sears Holdings Corp. (x)*	794	7,376
Tuesday Morning Corp.*	4,048	21,859

		84,860

Specialty Retail (1.7%)
Aaron’s, Inc.	5,926	189,573
Abercrombie & Fitch Co., Class A	6,100	73,200
American Eagle Outfitters, Inc.	1,493	22,649
America’s Car-Mart, Inc.*	713	31,194
Ascena Retail Group, Inc.*	10,200	63,138
At Home Group, Inc.*	460	6,730
Barnes & Noble Education, Inc.*	3,620	41,521
Barnes & Noble, Inc.	5,666	63,176
Big 5 Sporting Goods Corp.	1,589	27,569
Boot Barn Holdings, Inc. (x)*	1,189	14,886
Buckle, Inc. (The) (x)	1,704	38,851
Build-A-Bear Workshop, Inc.*	1,145	15,744
Caleres, Inc.	3,839	125,996
Cato Corp. (The), Class A	1,847	55,558
Chico’s FAS, Inc.	1,219	17,541
Citi Trends, Inc.	1,284	24,191
Conn’s, Inc.*	1,845	23,339
Container Store Group, Inc. (The) (x)*	1,097	6,966
Destination XL Group, Inc.*	922	3,919
DSW, Inc., Class A	6,060	137,259
Express, Inc.*	6,699	72,081
Finish Line, Inc. (The), Class A (x)	2,604	48,981
Genesco, Inc.*	1,629	101,161
Group 1 Automotive, Inc.	1,434	111,766
Guess?, Inc.	5,472	66,211
Haverty Furniture Cos., Inc.	1,743	41,309
Hibbett Sports, Inc. (x)*	424	15,815
Kirkland’s, Inc.*	747	11,586
Lumber Liquidators Holdings, Inc. (x)*	2,384	37,524
MarineMax, Inc.*	982	19,002
Office Depot, Inc.	49,609	224,233
Party City Holdco, Inc. (x)*	1,364	19,369
Penske Automotive Group, Inc. (x)	14,000	725,759
Pier 1 Imports, Inc.	6,228	53,187
Rent-A-Center, Inc.	4,670	52,538
Restoration Hardware Holdings, Inc.*	3,500	107,450
Sears Hometown and Outlet Stores, Inc. (x)*	1,047	4,921
Shoe Carnival, Inc. (x)	1,195	32,241
Sonic Automotive, Inc., Class A	2,546	58,303
Sportsman’s Warehouse Holdings, Inc.*	158	1,484
Stage Stores, Inc. (x)	2,335	10,204
Tailored Brands, Inc.	3,087	78,873
Tilly’s, Inc., Class A*	1,078	14,219
Vitamin Shoppe, Inc.*	2,050	48,688
West Marine, Inc.*	1,667	17,453
Zumiez, Inc. (x)*	1,627	35,550

		2,992,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.*	2,733	$151,381
Delta Apparel, Inc.*	648	13,433
Fossil Group, Inc.*	3,784	97,854
G-III Apparel Group Ltd.*	781	23,086
Iconix Brand Group, Inc.*	3,894	36,370
Movado Group, Inc.	17,784	511,289
Perry Ellis International, Inc.*	1,122	27,949
Sequential Brands Group, Inc.*	3,744	17,522
Unifi, Inc.*	1,404	45,813
Vera Bradley, Inc.*	511	5,989
Vince Holding Corp. (x)*	1,810	7,331
Wolverine World Wide, Inc.	7,350	161,333

		1,099,350

Total Consumer Discretionary		26,507,438

Consumer Staples (2.7%)
Beverages (0.2%)
Craft Brew Alliance, Inc. (x)*	741	12,523
Crimson Wine Group Ltd.*	42,400	397,288

		409,811

Food & Staples Retailing (0.4%)
Andersons, Inc. (The)	2,426	108,442
Chefs’ Warehouse, Inc. (The)*	159	2,512
Ingles Markets, Inc., Class A	1,265	60,847
Natural Grocers by Vitamin Cottage, Inc. (x)*	848	10,083
Smart & Final Stores, Inc. (x)*	671	9,461
SpartanNash Co.	3,337	131,945
SUPERVALU, Inc.*	24,019	112,169
United Natural Foods, Inc.*	4,386	209,300
Village Super Market, Inc., Class A	647	19,992
Weis Markets, Inc.	848	56,680

		721,431

Food Products (0.7%)
AdvancePierre Foods Holdings, Inc.	713	21,233
Alico, Inc.	1,465	39,775
Cal-Maine Foods, Inc. (x)	621	27,433
Darling Ingredients, Inc.*	10,834	139,867
Dean Foods Co.	4,236	92,260
Fresh Del Monte Produce, Inc.	2,765	167,642
John B. Sanfilippo & Son, Inc.	560	39,418
Landec Corp.*	1,867	25,765
Limoneira Co.	86	1,850
Omega Protein Corp.*	1,697	42,510
Sanderson Farms, Inc. (x)	1,823	171,800
Seaboard Corp.*	24	94,848
Seneca Foods Corp., Class A*	589	23,589
Snyder’s-Lance, Inc.	7,161	274,552

		1,162,542

Household Products (0.1%)
Central Garden & Pet Co. (x)*	884	29,252
Central Garden & Pet Co., Class A*	2,616	80,833
Oil-Dri Corp. of America	431	16,469

		126,554

Personal Products (1.2%)
Avon Products, Inc.*	31,180	$157,148
elf Beauty, Inc. (x)*	392	11,344
Inter Parfums, Inc.	55,659	1,822,833
Nature’s Sunshine Products, Inc.	753	11,295
Nutraceutical International Corp.	731	25,548
Revlon, Inc., Class A*	748	21,804
Synutra International, Inc.*	1,489	7,966

		2,057,938

Tobacco (0.1%)
Alliance One International, Inc.*	787	15,110
Turning Point Brands, Inc.*	270	3,308
Universal Corp.	2,030	129,412
Vector Group Ltd. (x)	4,671	106,219

		254,049

Total Consumer Staples		4,732,325

Energy (4.0%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	6,379	84,203
Atwood Oceanics, Inc. (x)	5,571	73,147
Bristow Group, Inc.	3,049	62,444
CARBO Ceramics, Inc. (x)*	1,764	18,451
Dawson Geophysical Co.*	1,837	14,769
Era Group, Inc.*	1,798	30,512
Exterran Corp.*	2,839	67,852
Fairmount Santrol Holdings, Inc. (x)*	7,970	93,966
Forum Energy Technologies, Inc.*	5,481	120,582
Geospace Technologies Corp. (x)*	1,175	23,923
Helix Energy Solutions Group, Inc.*	10,334	91,146
Hornbeck Offshore Services, Inc.*	2,969	21,436
Independence Contract Drilling, Inc.*	2,666	17,862
Mammoth Energy Services, Inc.*	414	6,293
Matrix Service Co.*	2,396	54,389
McDermott International, Inc.*	21,776	160,925
Natural Gas Services Group, Inc.*	1,076	34,593
Newpark Resources, Inc.*	7,466	55,995
Oil States International, Inc.*	4,664	181,896
Parker Drilling Co.*	10,875	28,275
PHI, Inc. (Non-Voting)*	743	13,389
Pioneer Energy Services Corp.*	6,421	43,984
RigNet, Inc.*	1,068	24,724
SEACOR Holdings, Inc.*	1,437	102,429
Seadrill Ltd. (x)*	34,149	116,448
Smart Sand, Inc.*	874	14,465
Subsea 7 SA (ADR)*	60,000	755,701
TerraVest Capital, Inc.	300	1,989
Tesco Corp.*	4,105	33,866
TETRA Technologies, Inc.*	2,952	14,819
Tidewater, Inc. (x)*	4,206	14,342
Unit Corp.*	4,580	123,065
Willbros Group, Inc.*	3,900	12,636

		2,514,516

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp. (x)*	5,992	$15,399
Adams Resources & Energy, Inc.	183	7,256
Alon USA Energy, Inc.	2,864	32,592
Ardmore Shipping Corp.	2,515	18,611
Bill Barrett Corp. (x)*	4,445	31,071
California Resources Corp.*	2,869	61,081
Clayton Williams Energy, Inc. (x)*	539	64,281
Clean Energy Fuels Corp. (x)*	7,888	22,560
Cobalt International Energy, Inc.*	36,918	45,040
Contango Oil & Gas Co.*	2,108	19,689
CVR Energy, Inc. (x)	1,319	33,489
Delek U.S. Holdings, Inc.	5,594	134,648
Denbury Resources, Inc.*	31,803	117,035
DHT Holdings, Inc.	8,304	34,379
Dorian LPG Ltd.*	2,198	18,046
Earthstone Energy, Inc.*	99	1,360
Eclipse Resources Corp.*	5,222	13,943
EP Energy Corp., Class A (x)*	3,446	22,571
Erin Energy Corp. (x)*	985	3,004
EXCO Resources, Inc. (x)*	12,627	11,032
Frontline Ltd. (x)	5,858	41,650
GasLog Ltd.	3,671	59,103
Gener8 Maritime, Inc.*	3,708	16,612
Golar LNG Ltd.	8,398	192,650
Green Plains, Inc.	3,267	90,986
International Seaways, Inc.*	1,266	17,775
Jones Energy, Inc., Class A (x)*	5,454	27,270
Navigator Holdings Ltd.*	10,800	100,440
Navios Maritime Acquisition Corp.	7,356	12,505
Nordic American Tankers Ltd. (x)	9,031	75,860
Northern Oil and Gas, Inc. (x)*	4,185	11,509
Oasis Petroleum, Inc.*	21,032	318,424
Overseas Shipholding Group, Inc., Class A	3,052	11,689
Pacific Ethanol, Inc.*	2,622	24,909
Panhandle Oil and Gas, Inc., Class A	651	15,331
Par Pacific Holdings, Inc. (x)*	31,428	456,963
PDC Energy, Inc.*	4,992	362,319
Permian Basin Royalty Trust	63,100	486,502
Renewable Energy Group, Inc. (x)*	2,984	28,945
REX American Resources Corp.*	511	50,461
Ring Energy, Inc.*	3,604	46,816
RSP Permian, Inc.*	8,762	390,960
Sanchez Energy Corp. (x)*	3,406	30,756
Scorpio Tankers, Inc.	15,119	68,489
SemGroup Corp., Class A	5,853	244,363
Ship Finance International Ltd. (x)	5,451	80,947
Synergy Resources Corp. (x)*	15,081	134,372
Teekay Corp.	4,560	36,617
Teekay Tankers Ltd., Class A	10,578	23,906
W&T Offshore, Inc.*	3,280	9,086
Western Refining, Inc.	7,150	270,628
Westmoreland Coal Co. (x)*	1,718	30,357

		4,476,287

Total Energy		6,990,803

Financials (30.7%)
Banks (10.4%)
1st Source Corp.	1,403	$62,658
Access National Corp. (x)	736	20,431
ACNB Corp.	527	16,469
Allegiance Bancshares, Inc.*	900	32,535
American National Bankshares, Inc.	717	24,952
Ameris Bancorp	848	36,973
Ames National Corp.	758	25,014
Arrow Financial Corp.	1,011	40,946
Atlantic Capital Bancshares, Inc.*	1,279	24,301
Banc of California, Inc. (x)	1,351	23,440
BancFirst Corp.	723	67,275
Banco Latinoamericano de Comercio Exterior SA, Class E	2,805	82,579
Bancorp, Inc. (The)*	4,529	35,598
BancorpSouth, Inc.	7,821	242,842
Bank of Marin Bancorp	534	37,247
Bank of NT Butterfield & Son Ltd. (The)	777	24,429
Bankwell Financial Group, Inc.	438	14,235
Banner Corp.	2,762	154,147
Bar Harbor Bankshares	534	25,274
Berkshire Hills Bancorp, Inc.	2,781	102,480
Blue Hills Bancorp, Inc.	2,027	38,006
BNC Bancorp	3,387	108,045
Boston Private Financial Holdings, Inc.	7,535	124,704
Bridge Bancorp, Inc.	1,499	56,812
Brookline Bancorp, Inc.	6,273	102,877
Bryn Mawr Bank Corp.	1,497	63,099
BSB Bancorp, Inc.*	728	21,076
C&F Financial Corp.	290	14,457
California First National Bancorp	163	2,551
Camden National Corp.	1,371	60,941
Capital Bank Financial Corp., Class A	1,196	46,943
Capital City Bank Group, Inc.	1,001	20,500
Cardinal Financial Corp.	2,712	88,926
Carolina Financial Corp. (x)	923	28,419
Cascade Bancorp*	2,893	23,491
Cathay General Bancorp	6,701	254,839
CenterState Banks, Inc.	4,291	108,004
Central Pacific Financial Corp.	2,728	85,714
Central Valley Community Bancorp	784	15,649
Century Bancorp, Inc., Class A	323	19,380
Chemical Financial Corp.	4,024	217,980
Chemung Financial Corp. (x)	275	9,996
Citizens & Northern Corp.	1,026	26,881
City Holding Co.	1,308	88,421
CNB Financial Corp.	1,237	33,077
CoBiz Financial, Inc.	3,003	50,721
Codorus Valley Bancorp, Inc. (x)	722	20,649
Columbia Banking System, Inc.	5,126	229,030
Community Bank System, Inc.	3,924	242,464
Community Trust Bancorp, Inc.	1,363	67,605
ConnectOne Bancorp, Inc.	2,581	66,977
County Bancorp, Inc.	131	3,533
CU Bancorp*	1,283	45,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Customers Bancorp, Inc.*	1,327	$47,533
CVB Financial Corp.	9,139	209,557
Eagle Bancorp, Inc.*	619	37,728
Enterprise Bancorp, Inc.	880	33,053
Enterprise Financial Services Corp.	1,725	74,175
Equity Bancshares, Inc., Class A*	476	16,013
Farmers Capital Bank Corp.	661	27,795
Farmers National Banc Corp.	2,216	31,467
FB Financial Corp.*	263	6,825
FCB Financial Holdings, Inc., Class A*	2,769	132,081
Fidelity Southern Corp.	1,876	44,405
Financial Institutions, Inc.	1,241	42,442
First Bancorp	1,774	48,146
First BanCorp*	10,766	71,163
First Bancorp, Inc.	902	29,856
First Busey Corp.	2,775	85,415
First Business Financial Services, Inc.	713	16,912
First Citizens BancShares, Inc., Class A	688	244,240
First Commonwealth Financial Corp.	8,191	116,148
First Community Bancshares, Inc.	1,395	42,045
First Community Financial Partners, Inc. (x)*	1,243	14,543
First Connecticut Bancorp, Inc.	957	21,676
First Financial Bancorp	5,560	158,182
First Financial Bankshares, Inc. (x)	2,201	99,485
First Financial Corp.	893	47,150
First Financial Northwest, Inc.	808	15,950
First Foundation, Inc.*	802	22,857
First Internet Bancorp	479	15,328
First Interstate BancSystem, Inc., Class A (x)	1,834	78,037
First Merchants Corp.	3,752	141,263
First Mid-Illinois Bancshares, Inc.	709	24,106
First Midwest Bancorp, Inc.	7,300	184,179
First NBC Bank Holding Co. (x)*	1,424	10,395
First Northwest Bancorp*	1,031	16,084
First of Long Island Corp. (The)	1,917	54,730
Flushing Financial Corp.	2,511	73,798
FNB Corp.	18,680	299,440
Franklin Financial Network, Inc. (x)*	620	25,947
Fulton Financial Corp.	15,498	291,362
German American Bancorp, Inc.	1,271	66,867
Glacier Bancorp, Inc.	6,745	244,371
Great Southern Bancorp, Inc.	966	52,792
Great Western Bancorp, Inc.	5,362	233,730
Green Bancorp, Inc.*	1,884	28,637
Guaranty Bancorp	1,347	32,597
Hancock Holding Co.	6,971	300,450
Hanmi Financial Corp.	2,909	101,524
HarborOne Bancorp, Inc.*	1,208	23,363
Heartland Financial USA, Inc.	2,031	97,488
Heritage Commerce Corp.	2,121	30,606
Heritage Financial Corp.	2,655	68,366
Heritage Oaks Bancorp	2,169	26,744

Hilltop Holdings, Inc.	6,807	$202,849
HomeTrust Bancshares, Inc.*	1,515	39,239
Hope Bancorp, Inc.	11,586	253,618
Horizon Bancorp	1,735	48,580
IBERIABANK Corp.	3,927	328,886
Independent Bank Corp./Massachusetts	2,368	166,825
Independent Bank Corp./Michigan	1,818	39,451
Independent Bank Group, Inc.	1,002	62,525
International Bancshares Corp.	4,933	201,266
Investors Bancorp, Inc.	26,547	370,331
Lakeland Bancorp, Inc.	3,500	68,250
Lakeland Financial Corp.	2,222	105,234
LCNB Corp.	753	17,507
LegacyTexas Financial Group, Inc.	4,026	173,360
Macatawa Bank Corp.	2,373	24,703
MainSource Financial Group, Inc.	2,073	71,311
MB Financial, Inc.	6,738	318,236
MBT Financial Corp. (x)	1,577	17,899
Mercantile Bank Corp.	1,423	53,647
Merchants Bancshares, Inc.	515	27,913
Middleburg Financial Corp.	414	14,387
Midland States Bancorp, Inc.	343	12,410
MidWestOne Financial Group, Inc.	744	27,974
MutualFirst Financial, Inc. (x)	471	15,590
National Bankshares, Inc. (x)	605	26,287
National Commerce Corp.*	759	28,197
NBT Bancorp, Inc.	3,881	162,536
Nicolet Bankshares, Inc.*	683	32,572
Northrim BanCorp, Inc.	610	19,276
OFG Bancorp	3,923	51,391
Old Line Bancshares, Inc.	562	13,477
Old National Bancorp	11,734	212,972
Old Second Bancorp, Inc.	2,103	23,238
Opus Bank	360	10,818
Orrstown Financial Services, Inc.	485	10,864
Pacific Continental Corp.	1,971	43,066
Pacific Mercantile Bancorp*	1,372	10,016
Pacific Premier Bancorp, Inc.*	1,630	57,621
Park National Corp.	1,213	145,148
Park Sterling Corp.	3,147	33,956
Peapack-Gladstone Financial Corp.	1,439	44,436
Penns Woods Bancorp, Inc.	402	20,301
Peoples Bancorp, Inc.	1,443	46,840
Peoples Financial Services Corp.	615	29,951
People’s Utah Bancorp	1,152	30,931
Pinnacle Financial Partners, Inc.	3,386	234,650
Preferred Bank	1,082	56,718
Premier Financial Bancorp, Inc.	828	16,643
PrivateBancorp, Inc.	7,005	379,601
Prosperity Bancshares, Inc.	5,973	428,742
QCR Holdings, Inc.	1,072	46,418
Renasant Corp.	3,744	158,072
Republic Bancorp, Inc., Class A	856	33,846
Republic First Bancorp, Inc.*	3,976	33,200
S&T Bancorp, Inc.	3,107	121,297
Sandy Spring Bancorp, Inc.	2,113	84,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Seacoast Banking Corp. of Florida*	2,689	$59,319
Shore Bancshares, Inc.	1,135	17,309
Sierra Bancorp	1,039	27,627
Simmons First National Corp., Class A (x)	2,660	165,319
South State Corp.	2,082	181,967
Southern First Bancshares, Inc.*	512	18,432
Southern National Bancorp of Virginia, Inc.	988	16,144
Southside Bancshares, Inc.	2,263	85,247
Southwest Bancorp, Inc.	1,631	47,299
State Bank Financial Corp.	3,146	84,502
Sterling Bancorp	11,230	262,782
Stock Yards Bancorp, Inc.	1,901	89,252
Stonegate Bank	1,161	48,449
Suffolk Bancorp	1,030	44,105
Summit Financial Group, Inc. (x)	746	20,537
Sun Bancorp, Inc.	945	24,570
Texas Capital Bancshares, Inc.*	4,059	318,226
Tompkins Financial Corp.	1,330	125,738
Towne Bank	5,062	168,312
TriCo Bancshares	1,820	62,208
TriState Capital Holdings, Inc.*	1,996	44,112
Triumph Bancorp, Inc.*	1,403	36,688
Trustmark Corp.	6,103	217,572
UMB Financial Corp.	3,991	307,786
Umpqua Holdings Corp.	19,700	369,966
Union Bankshares Corp.	3,985	142,424
United Bankshares, Inc. (x)	5,828	269,545
United Community Banks, Inc.	6,367	188,591
Univest Corp. of Pennsylvania	2,218	68,536
Valley National Bancorp	22,381	260,515
Veritex Holdings, Inc.*	520	13,889
Washington Trust Bancorp, Inc.	1,335	74,827
WashingtonFirst Bankshares, Inc.	756	21,916
Webster Financial Corp.	8,191	444,607
WesBanco, Inc.	3,679	158,418
West Bancorporation, Inc.	1,417	35,000
Westamerica Bancorp (x)	2,260	142,222
Wintrust Financial Corp.	4,577	332,153
Xenith Bankshares, Inc.*	617	17,399
Yadkin Financial Corp.	4,598	157,527

		18,221,177

Capital Markets (3.8%)
Actua Corp.*	3,239	45,346
Arlington Asset Investment Corp., Class A (x)	2,009	29,773
Associated Capital Group, Inc., Class A	117,197	3,849,920
B. Riley Financial, Inc.	805	14,852
BGC Partners, Inc., Class A	200	2,046
Calamos Asset Management, Inc., Class A	1,501	12,834
Clarke, Inc.	3,700	25,794
Cowen Group, Inc., Class A (x)*	2,200	34,100
Dundee Corp., Class A*	151,400	670,701
FBR & Co.	548	7,124
Federated Investors, Inc., Class B	14,600	412,887
GAIN Capital Holdings, Inc.	2,798	18,411

GAMCO Investors, Inc., Class A	5,649	$174,498
Greenhill & Co., Inc.	650	18,005
INTL FCStone, Inc.*	1,405	55,638
Investment Technology Group, Inc.	2,530	49,942
Janus Capital Group, Inc.	13,055	173,240
KCG Holdings, Inc., Class A*	4,838	64,104
Ladenburg Thalmann Financial Services, Inc.*	8,110	19,788
Manning & Napier, Inc.	1,352	10,208
Medley Management, Inc., Class A (x)	304	3,010
OM Asset Management plc	1,163	16,864
Oppenheimer Holdings, Inc., Class A	622	11,569
Piper Jaffray Cos.*	1,340	97,150
PJT Partners, Inc., Class A	1,461	45,116
Pzena Investment Management, Inc., Class A	323	3,589
Safeguard Scientifics, Inc.*	1,820	24,479
Senvest Capital, Inc.*	1,110	141,370
Stifel Financial Corp.*	5,693	284,365
Virtu Financial, Inc., Class A	159	2,536
Virtus Investment Partners, Inc. (x)	412	48,637
Waddell & Reed Financial, Inc., Class A	6,502	126,854
Walter Investment Management Corp. (x)*	1,658	7,876
Wins Finance Holdings, Inc. (x)*	119	21,420

		6,524,046

Consumer Finance (0.7%)
Emergent Capital, Inc. (x)*	364,700	441,286
Encore Capital Group, Inc. (x)*	2,176	62,342
Enova International, Inc.*	2,430	30,497
EZCORP, Inc., Class A*	4,539	48,340
FirstCash, Inc.	1,838	86,386
Green Dot Corp., Class A*	3,252	76,585
LendingClub Corp.*	16,889	88,667
Nelnet, Inc., Class A	1,828	92,771
PRA Group, Inc.*	4,166	162,891
Regional Management Corp.*	884	23,232
World Acceptance Corp. (x)*	552	35,483

		1,148,480

Diversified Financial Services (9.8%)
FNFV Group*	6,136	84,063
Marlin Business Services Corp.	703	14,693
NewStar Financial, Inc.*	2,042	18,889
On Deck Capital, Inc. (x)*	3,552	16,446
Onex Corp.	49,100	3,327,517
PICO Holdings, Inc.*	1,474	22,331
Texas Pacific Land Trust	45,500	13,503,034
Tiptree Financial, Inc.	2,390	14,699

		17,001,672

Insurance (2.8%)
Ambac Financial Group, Inc.*	3,840	86,400
American Equity Investment Life Holding Co.	7,484	168,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

AMERISAFE, Inc.	468	$29,180
AmTrust Financial Services, Inc.	17,100	468,198
Argo Group International Holdings Ltd.	2,533	166,925
Atlas Financial Holdings, Inc.*	519	9,368
Baldwin & Lyons, Inc., Class B	840	21,168
Blue Capital Reinsurance Holdings Ltd.	551	10,166
Citizens, Inc.*	4,304	42,265
CNO Financial Group, Inc.	16,155	309,368
Donegal Group, Inc., Class A	793	13,862
EMC Insurance Group, Inc.	772	23,168
Employers Holdings, Inc.	2,821	111,712
Enstar Group Ltd.*	1,030	203,631
FBL Financial Group, Inc., Class A	912	71,273
Federated National Holding Co.	1,160	21,680
Fidelity & Guaranty Life (x)	1,143	27,089
Genworth Financial, Inc., Class A*	42,109	160,435
Global Indemnity Ltd.*	790	30,186
Greenlight Capital Reinsurance Ltd., Class A*	51,774	1,180,446
Hallmark Financial Services, Inc.*	1,315	15,293
HCI Group, Inc. (x)	826	32,610
Heritage Insurance Holdings, Inc.	2,467	38,658
Horace Mann Educators Corp.	3,553	152,068
Independence Holding Co.	784	15,327
Infinity Property & Casualty Corp.	1,011	88,867
Investors Title Co.	136	21,512
James River Group Holdings Ltd.	1,349	56,051
Kemper Corp.	3,479	154,120
Kinsale Capital Group, Inc.	611	20,780
Maiden Holdings Ltd.	4,970	86,727
MBIA, Inc.*	11,865	126,956
National General Holdings Corp.	1,937	48,406
National Western Life Group, Inc., Class A	211	65,579
Navigators Group, Inc. (The)	1,042	122,696
OneBeacon Insurance Group Ltd., Class A	1,860	29,853
RLI Corp.	642	40,529
Safety Insurance Group, Inc.	1,300	95,810
Selective Insurance Group, Inc.	5,126	220,674
State Auto Financial Corp.	1,413	37,883
State National Cos., Inc.	2,578	35,731
Stewart Information Services Corp.	2,073	95,524
Third Point Reinsurance Ltd.*	5,763	66,563
United Fire Group, Inc.	1,957	96,226
United Insurance Holdings Corp.	416	6,298
Universal Insurance Holdings, Inc. (x)	820	23,288

		4,949,238

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AG Mortgage Investment Trust, Inc. (REIT)	2,514	43,015
Altisource Residential Corp. (REIT)	4,733	52,252

Anworth Mortgage Asset Corp. (REIT)	8,572	$44,317
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,486	107,797
Ares Commercial Real Estate Corp. (REIT)	2,455	33,707
ARMOUR Residential REIT, Inc. (REIT)	3,294	71,452
Capstead Mortgage Corp. (REIT)	8,647	88,113
Colony Capital, Inc. (REIT), Class A (x)	9,956	201,610
CYS Investments, Inc. (REIT)	13,856	107,107
Dynex Capital, Inc. (REIT)	3,978	27,130
Great Ajax Corp. (REIT)	1,337	17,742
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,783	71,839
Invesco Mortgage Capital, Inc. (REIT)	10,254	149,709
Ladder Capital Corp. (REIT)	3,446	47,279
MTGE Investment Corp. (REIT)	4,192	65,814
New Residential Investment Corp. (REIT)	21,668	340,622
New York Mortgage Trust, Inc. (REIT) (x)	10,000	66,000
Orchid Island Capital, Inc. (REIT) (x)	1,374	14,880
Owens Realty Mortgage, Inc. (REIT) (x)	697	12,908
PennyMac Mortgage Investment Trust (REIT)‡	6,121	100,201
Redwood Trust, Inc. (REIT)	7,021	106,789
Resource Capital Corp. (REIT) (x)	2,751	22,916
Western Asset Mortgage Capital Corp. (REIT)	3,760	37,863

		1,831,062

Thrifts & Mortgage Finance (2.1%)
Astoria Financial Corp.	8,360	155,914
Bank Mutual Corp.	3,676	34,738
BankFinancial Corp.	1,383	20,496
Bear State Financial, Inc. (x)	1,665	16,900
Beneficial Bancorp, Inc.	6,491	119,434
BofI Holding, Inc. (x)*	357	10,192
Capitol Federal Financial, Inc.	11,624	191,331
Charter Financial Corp.	1,235	20,587
Clifton Bancorp, Inc.	1,966	33,265
Dime Community Bancshares, Inc.	2,845	57,185
ESSA Bancorp, Inc.	737	11,586
EverBank Financial Corp.	9,454	183,880
Federal Agricultural Mortgage Corp., Class C	780	44,671
First Defiance Financial Corp.	790	40,085
Flagstar Bancorp, Inc.*	1,960	52,802
Greene County Bancorp, Inc. (x)	202	4,626
Hingham Institution for Savings	65	12,791
Home Bancorp, Inc.	442	17,066
HomeStreet, Inc.*	2,137	67,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Impac Mortgage Holdings, Inc. (x)*	965	$13,529
Kearny Financial Corp.	8,025	124,789
Lake Sunapee Bank Group	708	16,702
Meridian Bancorp, Inc.	3,676	69,476
Meta Financial Group, Inc.	742	76,352
MGIC Investment Corp.*	30,340	309,164
Nationstar Mortgage Holdings, Inc. (x)*	1,614	29,149
NMI Holdings, Inc., Class A*	4,537	48,319
Northfield Bancorp, Inc.	3,417	68,237
Northwest Bancshares, Inc.	8,787	158,430
OceanFirst Financial Corp.	2,046	61,441
Ocwen Financial Corp.*	9,184	49,502
Oritani Financial Corp.	3,239	60,731
PennyMac Financial Services, Inc., Class A*‡	468	7,792
PHH Corp.*	4,519	68,508
Provident Bancorp, Inc.*	361	6,462
Provident Financial Holdings, Inc.	586	11,849
Provident Financial Services, Inc.	5,550	157,065
Radian Group, Inc.	19,158	344,460
SI Financial Group, Inc.	995	15,323
Southern Missouri Bancorp, Inc. (x)	515	18,221
Territorial Bancorp, Inc.	673	22,101
TrustCo Bank Corp.	8,214	71,873
United Community Financial Corp.	4,187	37,432
United Financial Bancorp, Inc.	4,547	82,574
Walker & Dunlop, Inc.*	2,564	79,997
Washington Federal, Inc.	8,235	282,872
Waterstone Financial, Inc.	2,277	41,897
Western New England Bancorp, Inc.	1,297	12,127
WSFS Financial Corp.	2,637	122,225

		3,563,677

Total Financials		53,239,352

Health Care (2.2%)
Biotechnology (0.8%)
Acorda Therapeutics, Inc.*	3,461	65,067
Adamas Pharmaceuticals, Inc. (x)*	782	13,216
Adverum Biotechnologies, Inc. (x)*	2,147	6,226
Agenus, Inc. (x)*	1,118	4,606
Akebia Therapeutics, Inc.*	2,230	23,214
AMAG Pharmaceuticals, Inc. (x)*	2,194	76,351
Ardelyx, Inc.*	2,489	35,344
ARIAD Pharmaceuticals, Inc. (x)*	1,007	12,527
Array BioPharma, Inc. (x)*	13,781	121,135
Arrowhead Pharmaceuticals, Inc. (x)*	368	570
Atara Biotherapeutics, Inc. (x)*	1,964	27,889
Bellicum Pharmaceuticals, Inc. (x)*	641	8,730
BioCryst Pharmaceuticals, Inc. (x)*	1,048	6,634

Bluebird Bio, Inc.*	2,265	$139,750
Cara Therapeutics, Inc. (x)*	1,667	15,486
Celldex Therapeutics, Inc. (x)*	8,632	30,557
Cellular Biomedicine Group, Inc.*	330	4,323
Chimerix, Inc.*	3,806	17,508
Cidara Therapeutics, Inc.*	889	9,246
Concert Pharmaceuticals, Inc.*	878	9,035
Corvus Pharmaceuticals, Inc.*	243	3,475
CytRx Corp. (x)*	680	253
Dimension Therapeutics, Inc.*	664	2,888
Edge Therapeutics, Inc.*	896	11,200
Enanta Pharmaceuticals, Inc.*	1,410	47,235
Epizyme, Inc. (x)*	1,059	12,814
Esperion Therapeutics, Inc. (x)*	1,339	16,764
Exelixis, Inc.*	7,879	117,476
Five Prime Therapeutics, Inc.*	1,912	95,810
Idera Pharmaceuticals, Inc. (x)*	614	921
Ignyta, Inc. (x)*	947	5,019
Immunomedics, Inc. (x)*	686	2,518
Inotek Pharmaceuticals Corp. (x)*	100	610
Karyopharm Therapeutics, Inc.*	1,699	15,971
Merrimack Pharmaceuticals, Inc. (x)*	4,174	17,030
Momenta Pharmaceuticals, Inc.*	4,658	70,103
NantKwest, Inc. (x)*	1,329	7,602
NewLink Genetics Corp.*	481	4,945
Osiris Therapeutics, Inc. (x)*	148	727
Otonomy, Inc.*	2,067	32,865
OvaScience, Inc. (x)*	2,308	3,531
PDL BioPharma, Inc.	13,728	29,103
Pfenex, Inc.*	96	871
Portola Pharmaceuticals, Inc. (x)*	378	8,482
Protagonist Therapeutics, Inc. (x)*	90	1,979
PTC Therapeutics, Inc. (x)*	3,011	32,850
REGENXBIO, Inc. (x)*	1,929	35,783
Retrophin, Inc.*	3,363	63,662
Rigel Pharmaceuticals, Inc.*	1,751	4,167
Selecta Biosciences, Inc.*	80	1,372
Spectrum Pharmaceuticals, Inc.*	5,348	23,692
Stemline Therapeutics, Inc.*	1,218	13,033
Syndax Pharmaceuticals, Inc.*	203	1,456
Trovagene, Inc.*	191	401
Versartis, Inc.*	2,447	36,460
Voyager Therapeutics, Inc.*	577	7,351
Zafgen, Inc.*	2,116	6,729

		1,364,562

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,037	86,019
AngioDynamics, Inc.*	2,435	41,078
Anika Therapeutics, Inc.*	241	11,799
AtriCure, Inc.*	602	11,781
Cerus Corp. (x)*	1,233	5,364
CONMED Corp.	2,530	111,750
CryoLife, Inc.*	938	17,963
Exactech, Inc.*	929	25,362
Haemonetics Corp.*	4,678	188,055
Halyard Health, Inc.*	4,290	158,643
ICU Medical, Inc.*	416	61,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Integer Holdings Corp.*	2,773	$81,665
Invacare Corp.	2,872	37,480
K2M Group Holdings, Inc.*	1,591	31,884
Meridian Bioscience, Inc.	498	8,815
Merit Medical Systems, Inc.*	2,447	64,846
Quidel Corp.*	127	2,720
Rockwell Medical, Inc.*	367	2,404
RTI Surgical, Inc.*	5,330	17,323
TransEnterix, Inc. (x)*	5,705	7,417
Wright Medical Group NV*	9,137	209,967

		1,183,633

Health Care Providers & Services (0.6%)
Aceto Corp. (x)	264	5,800
Addus HomeCare Corp.*	604	21,170
Almost Family, Inc.*	547	24,123
American Renal Associates Holdings, Inc. (x)*	108	2,298
BioScrip, Inc. (x)*	8,963	9,322
Community Health Systems, Inc.*	9,863	55,134
Genesis Healthcare, Inc.*	1,587	6,745
Healthways, Inc.*	2,926	66,567
Kindred Healthcare, Inc.	7,544	59,220
LHC Group, Inc.*	1,254	57,308
Magellan Health, Inc.*	629	47,332
Molina Healthcare, Inc.*	1,340	72,708
National HealthCare Corp.	996	75,487
National Research Corp., Class A	159	3,021
Nobilis Health Corp. (x)*	4,608	9,677
Owens & Minor, Inc.	4,853	171,263
PharMerica Corp.*	2,726	68,559
Select Medical Holdings Corp.*	8,901	117,938
Surgery Partners, Inc.*	692	10,968
Triple-S Management Corp., Class B*	2,182	45,167
Universal American Corp.*	3,817	37,979

		967,786

Health Care Technology (0.0%)
Cotiviti Holdings, Inc. (x)*	307	10,561
Evolent Health, Inc., Class A (x)*	1,456	21,548
Vocera Communications, Inc.*	663	12,259

		44,368

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc. (x)*	126	2,615
Albany Molecular Research, Inc.*	1,270	23,825
Enzo Biochem, Inc.*	136	944
Luminex Corp.*	2,072	41,916
Medpace Holdings, Inc.*	212	7,647

		76,947

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.*	237	1,702
Egalet Corp. (x)*	1,491	11,406
Endocyte, Inc.*	3,217	8,203
Flex Pharma, Inc. (x)*	136	718
Innoviva, Inc. (x)*	798	8,539
Lannett Co., Inc. (x)*	2,575	56,780
Medicines Co. (The) (x)*	522	17,717
Novan, Inc.*	67	1,810
Omeros Corp. (x)*	1,228	12,182

Phibro Animal Health Corp., Class A	121	$3,545
Tetraphase Pharmaceuticals, Inc.*	3,380	13,621
TherapeuticsMD, Inc. (x)*	856	4,939
WaVe Life Sciences Ltd. (x)*	122	3,190
Zogenix, Inc. (x)*	2,269	27,568

		171,920

Total Health Care		3,809,216

Industrials (7.5%)
Aerospace & Defense (1.1%)
AAR Corp.	2,980	98,489
Aerojet Rocketdyne Holdings, Inc.*	2,625	47,119
Aerovironment, Inc. (x)*	1,535	41,184
Cubic Corp.	2,293	109,949
Curtiss-Wright Corp.	1,090	107,212
DigitalGlobe, Inc.*	5,713	163,677
Ducommun, Inc.*	949	24,256
Engility Holdings, Inc.*	1,616	54,459
Esterline Technologies Corp.*	2,666	237,808
KEYW Holding Corp. (The) (x)*	3,218	37,940
KLX, Inc.*	4,780	215,626
Kratos Defense & Security Solutions, Inc. (x)*	4,707	34,832
Mercury Systems, Inc.*	3,310	100,028
Moog, Inc., Class A*	2,610	171,425
National Presto Industries, Inc.	385	40,964
Sparton Corp.*	784	18,698
Teledyne Technologies, Inc.*	2,182	268,387
Triumph Group, Inc.	4,433	117,475
Vectrus, Inc.*	804	19,175

		1,908,703

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	3,826	61,063
Atlas Air Worldwide Holdings, Inc.*	2,247	117,181
Echo Global Logistics, Inc.*	371	9,294
Hub Group, Inc., Class A*	207	9,056
Park-Ohio Holdings Corp.	772	32,887
Radiant Logistics, Inc.*	1,285	5,012
XPO Logistics, Inc.*	8,724	376,527

		611,020

Airlines (0.1%)
SkyWest, Inc.	4,483	163,405

Building Products (0.1%)
Armstrong Flooring, Inc.*	1,978	39,382
CSW Industrials, Inc.*	1,299	47,868
Gibraltar Industries, Inc.*	998	41,567
Griffon Corp.	441	11,554
Quanex Building Products Corp.	2,805	56,941
Universal Forest Products, Inc.	225	22,991

		220,303

Commercial Services & Supplies (0.8%)
ABM Industries, Inc., Class A	4,935	201,544
ACCO Brands Corp.*	9,618	125,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Advanced Disposal Services, Inc.*	324	$7,199
ARC Document Solutions, Inc.*	3,956	20,096
Brady Corp., Class A	978	36,724
Casella Waste Systems, Inc., Class A*	3,492	43,336
CECO Environmental Corp.	2,632	36,716
CompX International, Inc.	134	2,157
Ennis, Inc.	2,280	39,558
Essendant, Inc.	3,322	69,430
G&K Services, Inc., Class A	435	41,956
Heritage-Crystal Clean, Inc.*	521	8,180
InnerWorkings, Inc.*	246	2,423
Interface, Inc.	674	12,503
Kimball International, Inc., Class B	511	8,973
McGrath RentCorp	2,104	82,456
Mobile Mini, Inc.	1,040	31,460
MSA Safety, Inc.	909	63,021
NL Industries, Inc.*	728	5,933
Quad/Graphics, Inc.	1,221	32,820
SP Plus Corp.*	83	2,336
Team, Inc.*	191	7,497
Tetra Tech, Inc.	4,392	189,515
TRC Cos., Inc.*	1,636	17,342
UniFirst Corp.	1,247	179,132
Viad Corp.	808	35,633
VSE Corp.	803	31,189
West Corp.	3,472	85,967

		1,420,611

Construction & Engineering (0.4%)
Aegion Corp.*	3,146	74,560
Ameresco, Inc., Class A*	1,933	10,632
EMCOR Group, Inc.	4,492	317,854
Granite Construction, Inc.	890	48,950
Great Lakes Dredge & Dock Corp.*	4,864	20,429
HC2 Holdings, Inc.*	2,952	17,505
Layne Christensen Co.*	1,651	17,946
MYR Group, Inc.*	1,401	52,790
NV5 Global, Inc.*	169	5,645
Orion Group Holdings, Inc.*	1,733	17,243
Tutor Perini Corp.*	2,875	80,500

		664,054

Electrical Equipment (0.3%)
American Superconductor Corp.*	1,069	7,879
Atkore International Group, Inc.*	446	10,664
Babcock & Wilcox Enterprises, Inc.*	4,136	68,616
Encore Wire Corp.	1,872	81,151
EnerSys	2,763	215,789
FuelCell Energy, Inc. (x)*	2,542	4,449
General Cable Corp.	320	6,096
LSI Industries, Inc.	1,790	17,435
Plug Power, Inc. (x)*	5,716	6,859
Powell Industries, Inc.	775	30,225
Power Solutions International, Inc. (x)*	115	863
Preformed Line Products Co.	224	13,019
Sunrun, Inc. (x)*	5,736	30,458
Thermon Group Holdings, Inc.*	2,889	55,151

TPI Composites, Inc.*	505	$8,100
Vicor Corp.*	117	1,767

		558,521

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,218	30,694

Machinery (2.0%)
Actuant Corp., Class A	2,763	71,700
Alamo Group, Inc.	657	49,998
Albany International Corp., Class A	2,219	102,740
Altra Industrial Motion Corp.	382	14,096
American Railcar Industries, Inc. (x)	688	31,160
Astec Industries, Inc.	942	63,547
Barnes Group, Inc.	4,521	214,385
Blue Bird Corp.*	451	6,968
Briggs & Stratton Corp.	3,910	87,037
Chart Industries, Inc.*	2,763	99,523
CIRCOR International, Inc.	1,516	98,358
Colfax Corp.*	12,000	431,159
Columbus McKinnon Corp.	1,764	47,699
DMC Global, Inc.	1,236	19,591
Douglas Dynamics, Inc.	284	9,557
ESCO Technologies, Inc.	2,327	131,824
ExOne Co. (The) (x)*	841	7,855
Federal Signal Corp.	5,389	84,122
Franklin Electric Co., Inc.	258	10,036
FreightCar America, Inc.	1,085	16,199
Gencor Industries, Inc.*	673	10,566
Global Brass & Copper Holdings, Inc.	151	5,179
Gorman-Rupp Co. (The)	215	6,654
Graham Corp.	857	18,983
Greenbrier Cos., Inc. (The) (x)	2,494	103,626
Hardinge, Inc.	1,065	11,800
Harsco Corp.	7,274	98,926
Hurco Cos., Inc.	573	18,966
Hyster-Yale Materials Handling, Inc.	585	37,305
Joy Global, Inc.	8,763	245,363
Kadant, Inc.	792	48,470
Kennametal, Inc.	7,106	222,133
Lindsay Corp.	121	9,028
Manitowoc Co., Inc. (The)*	11,453	68,489
Meritor, Inc.*	7,425	92,219
Milacron Holdings Corp.*	206	3,838
Miller Industries, Inc.	882	23,329
Mueller Industries, Inc.	1,435	57,343
Navistar International Corp.*	4,179	131,094
NN, Inc.	2,373	45,206
Rexnord Corp.*	1,749	34,263
SPX Corp.*	3,647	86,507
SPX FLOW, Inc.*	3,239	103,842
Standex International Corp.	262	23,017
Sun Hydraulics Corp.	215	8,594
Supreme Industries, Inc., Class A	475	7,458
Tennant Co.	88	6,266
Titan International, Inc. (x)	4,017	45,031
TriMas Corp.*	4,072	95,692
Wabash National Corp.	4,280	67,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Watts Water Technologies, Inc., Class A	177	$11,540

		3,345,991

Marine (0.8%)
Clarkson plc	18,000	482,041
Costamare, Inc.	2,358	13,205
Matson, Inc.	2,182	77,221
Scorpio Bulkers, Inc.*	5,149	26,002
Stolt-Nielsen Ltd.	62,600	768,423

		1,366,892

Professional Services (0.5%)
Acacia Research Corp.	4,549	29,569
CBIZ, Inc.*	4,569	62,595
Cogint, Inc. (x)*	1,457	5,027
CRA International, Inc.	810	29,646
Franklin Covey Co.*	211	4,252
FTI Consulting, Inc.*	3,496	157,599
Heidrick & Struggles International, Inc.	1,651	39,872
Hill International, Inc.*	1,961	8,530
Huron Consulting Group, Inc.*	1,752	88,739
ICF International, Inc.*	1,699	93,785
Kelly Services, Inc., Class A	2,629	60,257
Korn/Ferry International	2,127	62,598
Navigant Consulting, Inc.*	4,129	108,096
Resources Connection, Inc.	2,851	54,882
RPX Corp.*	4,588	49,550
TrueBlue, Inc.*	3,569	87,976

		942,973

Road & Rail (0.3%)
ArcBest Corp.	2,218	61,328
Celadon Group, Inc.	2,580	18,447
Covenant Transportation Group, Inc., Class A*	1,059	20,481
Knight Transportation, Inc.	419	13,848
Marten Transport Ltd.	2,039	47,509
P.A.M. Transportation Services, Inc.*	20	520
Roadrunner Transportation Systems, Inc.*	2,871	29,830
Saia, Inc.*	2,262	99,867
Universal Logistics Holdings, Inc.	212	3,466
USA Truck, Inc.*	818	7,125
Werner Enterprises, Inc.	4,057	109,335
YRC Worldwide, Inc.*	2,317	30,770

		442,526

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	4,306	89,780
Applied Industrial Technologies, Inc.	1,844	109,534
BMC Stock Holdings, Inc. (x)*	737	14,372
CAI International, Inc.*	1,498	12,988
DXP Enterprises, Inc.*	1,324	45,996
GATX Corp. (x)	3,692	227,352
Kaman Corp.	2,232	109,212
Lawson Products, Inc.*	116	2,761
MRC Global, Inc.*	8,499	172,190

Neff Corp., Class A*	591	$8,333
NOW, Inc.*	9,624	197,003
Real Industry, Inc.*	4,200	25,620
Rush Enterprises, Inc., Class A*	2,665	85,013
Rush Enterprises, Inc., Class B*	519	16,022
Textainer Group Holdings Ltd. (x)	2,070	15,422
Titan Machinery, Inc.*	1,609	23,443
Triton International Ltd.	2,965	46,847
Veritiv Corp.*	707	38,001
Willis Lease Finance Corp.*	409	10,462

		1,250,351

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,888	58,126

Total Industrials		12,984,170

Information Technology (6.4%)
Communications Equipment (1.9%)
ADTRAN, Inc.	1,554	34,732
Applied Optoelectronics, Inc.*	1,493	34,996
Bel Fuse, Inc., Class B	830	25,647
Black Box Corp.	1,339	20,420
Calix, Inc.*	3,724	28,675
Comtech Telecommunications Corp.	2,024	23,984
Digi International, Inc.*	2,327	31,996
EchoStar Corp., Class A*	36,000	1,850,041
EMCORE Corp.	2,374	20,654
Finisar Corp.*	9,566	289,563
Harmonic, Inc. (x)*	6,924	34,620
Infinera Corp.*	3,832	32,534
Ixia*	5,927	95,425
KVH Industries, Inc.*	1,398	16,496
NETGEAR, Inc.*	980	53,263
NetScout Systems, Inc.*	7,949	250,394
Oclaro, Inc.*	1,557	13,935
Quantenna Communications, Inc.*	219	3,970
ShoreTel, Inc.*	4,641	33,183
Silicom Ltd.	358	14,710
Sonus Networks, Inc.*	3,724	23,461
ViaSat, Inc.*	3,346	221,572
Viavi Solutions, Inc.*	21,213	173,522

		3,327,793

Electronic Equipment, Instruments & Components (1.7%)
Agilysys, Inc.*	1,227	12,712
Anixter International, Inc.*	2,560	207,488
AVX Corp.	4,154	64,927
Benchmark Electronics, Inc.*	4,546	138,653
Control4 Corp.*	1,790	18,258
CTS Corp.	2,807	62,877
Daktronics, Inc.	3,399	36,369
Electro Scientific Industries, Inc.*	2,462	14,575
ePlus, Inc.*	160	18,432
FARO Technologies, Inc.*	1,120	40,320
II-VI, Inc.*	3,930	116,525
Insight Enterprises, Inc.*	3,290	133,048
InvenSense, Inc.*	7,400	94,646
Kimball Electronics, Inc.*	2,524	45,937
Knowles Corp. (x)*	7,980	133,346

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Maxwell Technologies, Inc. (x)*	2,907	$14,884
Methode Electronics, Inc.	272	11,247
MTS Systems Corp.	123	6,974
Novanta, Inc.*	2,100	44,100
OSI Systems, Inc.*	1,608	122,401
Park Electrochemical Corp.	1,727	32,209
PC Connection, Inc.	860	24,157
Plexus Corp.*	3,056	165,146
RadiSys Corp.*	158	700
Rogers Corp.*	1,091	83,800
Sanmina Corp.*	6,493	237,968
ScanSource, Inc.*	2,271	91,635
SYNNEX Corp.	2,601	314,772
Systemax, Inc.	991	8,691
Tech Data Corp.*	3,110	263,354
TTM Technologies, Inc.*	6,556	89,358
Vishay Intertechnology, Inc. (x)	12,269	198,758
Vishay Precision Group, Inc.*	1,114	21,055

		2,869,322

Internet Software & Services (0.2%)
Apptio, Inc., Class A*	110	2,038
Autobytel, Inc.*	622	8,366
Bankrate, Inc.*	4,306	47,581
Bazaarvoice, Inc.*	7,422	35,997
Blucora, Inc.*	2,817	41,551
Coupa Software, Inc. (x)*	137	3,426
Global Sources Ltd.*	719	6,363
Intralinks Holdings, Inc.*	3,530	47,726
Limelight Networks, Inc. (x)*	6,684	16,844
Liquidity Services, Inc.*	2,233	21,772
Marchex, Inc., Class B*	3,090	8,189
MeetMe, Inc.*	470	2,317
Numerex Corp., Class A*	1,005	7,437
QuinStreet, Inc.*	3,324	12,498
RealNetworks, Inc.*	2,054	9,982
Reis, Inc.	280	6,230
RetailMeNot, Inc.*	3,493	32,485
Rightside Group Ltd.*	1,015	8,394
TechTarget, Inc.*	1,132	9,656
Trade Desk, Inc. (The), Class A (x)*	327	9,048

		337,900

IT Services (0.5%)
Acxiom Corp.*	3,669	98,329
CACI International, Inc., Class A*	2,157	268,116
Cass Information Systems, Inc.	409	30,090
Convergys Corp.	4,069	99,935
Datalink Corp.*	1,705	19,198
EVERTEC, Inc.	1,049	18,620
ManTech International Corp., Class A	2,283	96,457
MoneyGram International, Inc.*	2,693	31,804
NCI, Inc., Class A	589	8,217
NeuStar, Inc., Class A*	381	12,725
Perficient, Inc.*	1,037	18,137
PFSweb, Inc.*	60	510
ServiceSource International, Inc.*	2,171	12,331
Sykes Enterprises, Inc.*	3,620	104,474

Travelport Worldwide Ltd.	2,784	$39,254
Unisys Corp. (x)*	1,551	23,187

		881,384

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Energy Industries, Inc.*	168	9,198
Advanced Micro Devices, Inc.*	34,851	395,211
Alpha & Omega Semiconductor Ltd.*	1,685	35,840
Ambarella, Inc. (x)*	1,753	94,890
Amkor Technology, Inc.*	8,481	89,475
Axcelis Technologies, Inc.*	2,606	37,917
Brooks Automation, Inc.	6,231	106,363
Cabot Microelectronics Corp.	1,867	117,938
Cavium, Inc.*	744	46,455
Cohu, Inc.	2,357	32,762
Diodes, Inc.*	3,506	89,999
DSP Group, Inc.*	1,894	24,717
Entegris, Inc.*	4,833	86,511
Exar Corp.*	3,002	32,362
FormFactor, Inc.*	2,614	29,277
GigPeak, Inc.*	4,949	12,471
Impinj, Inc. (x)*	196	6,927
Intersil Corp., Class A	11,951	266,508
IXYS Corp.	2,218	26,394
Kopin Corp.*	5,536	15,722
MKS Instruments, Inc.	4,475	265,815
Nanometrics, Inc.*	397	9,949
NeoPhotonics Corp.*	2,316	25,036
NVE Corp.	209	14,929
PDF Solutions, Inc.*	77	1,736
Photronics, Inc.*	6,011	67,924
Rambus, Inc.*	7,443	102,490
Rudolph Technologies, Inc.*	2,693	62,882
Sigma Designs, Inc.*	3,243	19,458
Tessera Holding Corp.	1,552	68,598
Ultra Clean Holdings, Inc.*	2,859	27,732
Ultratech, Inc.*	1,783	42,756
Veeco Instruments, Inc.*	3,589	104,619
Xcerra Corp.*	4,778	36,504

		2,407,365

Software (0.6%)
Blackline, Inc.*	138	3,813
Bottomline Technologies de, Inc.*	488	12,210
Digimarc Corp.*	45	1,350
EnerNOC, Inc. (x)*	350	2,100
Everbridge, Inc. (x)*	115	2,122
Glu Mobile, Inc. (x)*	9,348	18,135
Mentor Graphics Corp.	9,541	351,968
MicroStrategy, Inc., Class A*	403	79,552
Park City Group, Inc. (x)*	62	787
Progress Software Corp.	3,979	127,049
QAD, Inc., Class A	831	25,262
Rosetta Stone, Inc.*	387	3,448
Rubicon Project, Inc. (The)*	2,036	15,107
SecureWorks Corp., Class A*	385	4,077
Silver Spring Networks, Inc.*	174	2,316
Tangoe, Inc.*	2,505	19,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Telenav, Inc.*	2,967	$20,917
TiVo Corp.*	7,420	155,078
VASCO Data Security International, Inc.*	281	3,836
Verint Systems, Inc.*	5,500	193,876

		1,042,742

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	991	4,360
CPI Card Group, Inc.	1,252	5,196
Diebold Nixdorf, Inc.	4,175	105,001
Eastman Kodak Co.*	301	4,666
Immersion Corp.*	1,796	19,091
Stratasys Ltd.*	2,330	38,538
Super Micro Computer, Inc.*	2,817	79,017
USA Technologies, Inc. (x)*	380	1,634

		257,503

Total Information Technology		11,124,009

Materials (3.0%)
Chemicals (1.5%)
A. Schulman, Inc.	2,599	86,937
AgroFresh Solutions, Inc.*	2,056	5,448
American Vanguard Corp.	2,544	48,718
Calgon Carbon Corp.	4,544	77,248
Chemours Co. (The)	2,755	60,858
Chemtura Corp.*	2,870	95,284
FutureFuel Corp.	2,250	31,275
GCP Applied Technologies, Inc.*	999	26,723
Hawkins, Inc.	686	37,010
Ingevity Corp.*	759	41,639
Innophos Holdings, Inc.	188	9,825
Innospec, Inc.	2,134	146,178
KMG Chemicals, Inc.	454	17,656
Koppers Holdings, Inc.*	366	14,750
Kraton Corp.*	2,720	77,466
Kronos Worldwide, Inc. (x)	1,937	23,128
LSB Industries, Inc. (x)*	1,895	15,956
Minerals Technologies, Inc.	1,467	113,326
Olin Corp.	14,778	378,464
OMNOVA Solutions, Inc.*	903	9,030
Platform Specialty Products Corp. (x)*	82,940	813,640
Quaker Chemical Corp.	288	36,847
Rayonier Advanced Materials, Inc.	1,548	23,932
Stepan Co.	1,616	131,672
TerraVia Holdings, Inc. (x)*	7,139	8,210
Trecora Resources*	308	4,266
Tredegar Corp.	2,276	54,624
Tronox Ltd., Class A	5,822	60,025
Valhi, Inc.	2,143	7,415

		2,457,550

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	147	11,135

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,313	118,680

Greif, Inc., Class B	502	$33,910
UFP Technologies, Inc.*	574	14,608

		167,198

Metals & Mining (1.2%)
AK Steel Holding Corp.*	27,833	284,175
Allegheny Technologies, Inc. (x)	9,799	156,098
Ampco-Pittsburgh Corp.	769	12,881
Carpenter Technology Corp.	4,181	151,227
Century Aluminum Co.*	4,223	36,149
Cliffs Natural Resources, Inc.*	19,956	167,830
Coeur Mining, Inc.*	4,204	38,214
Commercial Metals Co.	10,128	220,588
Dominion Diamond Corp.	10,000	96,800
Ferroglobe plc	5,921	64,124
Gold Resource Corp. (x)	882	3,837
Handy & Harman Ltd.*	272	6,950
Haynes International, Inc.	1,115	47,934
Hecla Mining Co.	34,180	179,103
Kaiser Aluminum Corp.	1,007	78,234
Materion Corp.	1,794	71,042
McEwen Mining, Inc. (x)	33,454	97,351
Olympic Steel, Inc.	732	17,736
Ryerson Holding Corp.*	1,234	16,474
Sandstorm Gold Ltd.*	12,000	46,800
Schnitzer Steel Industries, Inc., Class A	2,341	60,164
Stillwater Mining Co.*	11,086	178,595
SunCoke Energy, Inc.*	5,814	65,931
TimkenSteel Corp.*	3,568	55,233

		2,153,470

Paper & Forest Products (0.2%)
Boise Cascade Co.*	511	11,498
KapStone Paper and Packaging Corp.	7,265	160,193
Louisiana-Pacific Corp.*	900	17,037
P.H. Glatfelter Co.	3,915	93,529
Schweitzer-Mauduit International, Inc.	2,243	102,124

		384,381

Total Materials		5,173,734

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	5,706	186,472
Agree Realty Corp. (REIT)	2,094	96,429
Alexander’s, Inc. (REIT)	5	2,134
American Assets Trust, Inc. (REIT)	2,294	98,826
Armada Hoffler Properties, Inc. (REIT)	363	5,289
Ashford Hospitality Prime, Inc. (REIT)	2,240	30,576
Ashford Hospitality Trust, Inc. (REIT)	7,130	55,329
Bluerock Residential Growth REIT, Inc. (REIT)	1,668	22,885
CatchMark Timber Trust, Inc. (REIT), Class A	3,476	39,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

CBL & Associates Properties, Inc. (REIT)	15,439	$177,549
Cedar Realty Trust, Inc. (REIT)	7,484	48,871
Chatham Lodging Trust (REIT)	3,394	69,747
Chesapeake Lodging Trust (REIT)	3,995	103,311
City Office REIT, Inc. (REIT)	333	4,386
Colony Starwood Homes (REIT)	5,737	165,283
Community Healthcare Trust, Inc. (REIT)	1,140	26,254
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	1,076	37,531
Cousins Properties, Inc. (REIT)	30,064	255,845
DiamondRock Hospitality Co. (REIT)	18,417	212,348
Easterly Government Properties, Inc. (REIT)	2,912	58,298
Education Realty Trust, Inc. (REIT)	5,841	247,074
Equity LifeStyle Properties, Inc. (REIT)	7,000	504,699
Farmland Partners, Inc. (REIT) (x)	1,075	11,997
FelCor Lodging Trust, Inc. (REIT)	1,570	12,576
First Industrial Realty Trust, Inc. (REIT)	8,035	225,382
First Potomac Realty Trust (REIT)	5,240	57,483
Four Corners Property Trust, Inc. (REIT)	1,238	25,404
Franklin Street Properties Corp. (REIT)	9,567	123,988
GEO Group, Inc. (The) (REIT)	5,287	189,962
Getty Realty Corp. (REIT)	2,346	59,800
Gladstone Commercial Corp. (REIT)	1,980	39,798
Global Medical REIT, Inc. (REIT) (x)	688	6,137
Global Net Lease, Inc. (REIT) (x)	15,732	123,182
Government Properties Income Trust (REIT)	6,180	117,822
Gramercy Property Trust (REIT)	32,040	294,126
Healthcare Realty Trust, Inc. (REIT)	10,186	308,839
Hersha Hospitality Trust (REIT)	3,554	76,411
Hudson Pacific Properties, Inc. (REIT)	9,479	329,679
Independence Realty Trust, Inc. (REIT) (x)	5,036	44,921
InfraREIT, Inc. (REIT)*	3,643	65,246
Investors Real Estate Trust (REIT)	10,903	77,738
Kite Realty Group Trust (REIT)	7,310	171,639
LaSalle Hotel Properties (REIT)	9,473	288,641
Lexington Realty Trust (REIT)	20,942	226,174
LTC Properties, Inc. (REIT)	460	21,611
Mack-Cali Realty Corp. (REIT)	7,910	229,548
MedEquities Realty Trust, Inc. (REIT)	420	4,662

Medical Properties Trust, Inc. (REIT)	17,730	218,079
Monmouth Real Estate Investment Corp. (REIT)	4,686	71,415
Monogram Residential Trust, Inc. (REIT)	15,490	167,602
National Storage Affiliates Trust (REIT)	2,822	62,282
New Senior Investment Group, Inc. (REIT)	6,886	67,414
New York REIT, Inc. (REIT)	15,209	153,915
NexPoint Residential Trust, Inc. (REIT)	1,610	35,967
NorthStar Realty Europe Corp. (REIT)	5,139	64,597
One Liberty Properties, Inc. (REIT)	1,031	25,899
Parkway, Inc. (REIT)*	3,824	85,084
Pebblebrook Hotel Trust (REIT)	6,565	195,309
Pennsylvania REIT (REIT)	4,468	84,713
Physicians Realty Trust (REIT)	6,028	114,291
Preferred Apartment Communities, Inc. (REIT), Class A (x)	1,975	29,447
RAIT Financial Trust (REIT)	8,141	27,354
Ramco-Gershenson Properties Trust (REIT)	6,891	114,253
Retail Opportunity Investments Corp. (REIT)	2,811	59,396
Rexford Industrial Realty, Inc. (REIT)	3,723	86,336
RLJ Lodging Trust (REIT)	10,814	264,835
Sabra Health Care REIT, Inc. (REIT)	4,962	121,172
Saul Centers, Inc. (REIT)	101	6,728
Select Income REIT (REIT)	5,571	140,389
Seritage Growth Properties (REIT), Class A (x)	2,292	97,891
Silver Bay Realty Trust Corp. (REIT)	3,026	51,866
Summit Hotel Properties, Inc. (REIT)	8,019	128,545
Sunstone Hotel Investors, Inc. (REIT)	19,795	301,873
Terreno Realty Corp. (REIT)	3,105	88,461
Tier REIT, Inc. (REIT)	4,313	75,003
UMH Properties, Inc. (REIT)	1,550	23,328
Washington Prime Group, Inc. (REIT)	13,381	139,296
Washington Real Estate Investment Trust (REIT)	4,384	143,313
Whitestone REIT (REIT)	2,300	33,074
Xenia Hotels & Resorts, Inc. (REIT)	9,093	176,586

		9,036,755

Real Estate Management & Development (4.3%)
Alexander & Baldwin, Inc.	1,973	88,529
AV Homes, Inc.*	754	11,913
Consolidated-Tomoka Land Co.	445	23,772
Dream Unlimited Corp., Class A*	382,700	1,891,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Forestar Group, Inc.*	2,800	$37,240
FRP Holdings, Inc.*	566	21,338
Griffin Industrial Realty, Inc.	52	1,650
Howard Hughes Corp. (The)*	45,000	5,134,499
Kennedy-Wilson Holdings, Inc.	3,804	77,982
RE/MAX Holdings, Inc., Class A	1,584	88,704
St Joe Co. (The)*	4,544	86,336
Stratus Properties, Inc.*	552	18,078
Tejon Ranch Co.*	1,249	31,762
Trinity Place Holdings, Inc.*	1,733	16,065

		7,528,904

Total Real Estate		16,565,659

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	939	75,242
Cincinnati Bell, Inc.*	3,906	87,300
Consolidated Communications Holdings, Inc. (x)	1,372	36,838
FairPoint Communications, Inc.*	472	8,826
Globalstar, Inc. (x)*	12,551	19,831
Hawaiian Telcom Holdco, Inc.*	563	13,951
IDT Corp., Class B	621	11,513
Intelsat SA*	2,778	7,417
Iridium Communications, Inc. (x)*	7,744	74,342
Lumos Networks Corp.*	1,536	23,992
ORBCOMM, Inc.*	70	579
pdvWireless, Inc. (x)*	793	17,882
Vonage Holdings Corp.*	15,701	107,553
Windstream Holdings, Inc. (x)	7,767	56,932

		542,198

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,286	15,676
NII Holdings, Inc.*	5,175	11,126
Spok Holdings, Inc.	1,821	37,786

		64,588

Total Telecommunication Services		606,786

Utilities (4.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,420	283,720
El Paso Electric Co.	3,687	171,446
Empire District Electric Co. (The)	4,016	136,905
Genie Energy Ltd., Class B*	1,160	6,670
IDACORP, Inc.	4,514	363,602
MGE Energy, Inc.	1,715	111,990
Otter Tail Corp.	3,321	135,497
PNM Resources, Inc.	7,136	244,765
Portland General Electric Co.	7,994	346,380

		1,800,975

Gas Utilities (1.9%)
Chesapeake Utilities Corp.	1,161	77,729
Delta Natural Gas Co., Inc.	568	16,659
New Jersey Resources Corp.	7,170	254,535
Northwest Natural Gas Co.	2,469	147,646
ONE Gas, Inc.	4,642	296,902
Rubis SCA	16,950	1,397,598

South Jersey Industries, Inc.	7,288	$245,533
Southwest Gas Corp.	3,853	295,217
Spire, Inc.	4,059	262,008
WGL Holdings, Inc.	4,350	331,818

		3,325,645

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	11,062	27,655
Atlantica Yield plc (x)	5,436	105,186
Dynegy, Inc.*	10,530	89,084
NRG Yield, Inc., Class A	3,340	51,302
NRG Yield, Inc., Class C	5,777	91,276
Ormat Technologies, Inc.	1,841	98,714
Pattern Energy Group, Inc.	1,249	23,719
TerraForm Global, Inc., Class A*	8,348	32,975
TerraForm Power, Inc., Class A (x)*	8,011	102,621
Vivint Solar, Inc. (x)*	2,250	5,738

		628,270

Multi-Utilities (0.5%)
Avista Corp.	5,736	229,383
Black Hills Corp.	4,599	282,102
NorthWestern Corp.	4,427	251,763
Unitil Corp.	1,240	56,222

		819,470

Water Utilities (0.2%)
American States Water Co.	1,107	50,435
AquaVenture Holdings Ltd.*	134	3,287
Artesian Resources Corp., Class A	666	21,272
California Water Service Group	1,808	61,291
Connecticut Water Service, Inc.	745	41,608
Consolidated Water Co. Ltd.	1,284	13,931
Middlesex Water Co.	197	8,459
SJW Group	1,466	82,068
York Water Co. (The)	102	3,896

		286,247

Total Utilities		6,860,607

Total Common Stocks (85.6%) (Cost $112,273,367)		148,594,099

CLOSED END FUND:
JZ Capital Partners Ltd.	27,800	173,702

Total Close End Funds (0.1%) (Cost $190,347)		173,702

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Atlas Energy Group LLC*	150,000	108,000

Total Energy		108,000

Industrials (2.6%)
Industrial Conglomerates (2.6%)
Icahn Enterprises LP	77,138	4,622,109

Total Industrials		4,622,109

Total Master Limited Partnerships (2.7%) (Cost $3,713,811)		4,730,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Rights	Value (Note 1)

RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*†	2,344	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)*†	3,800	8,550

Total Telecommunication Services		8,550

Total Rights (0.0%) (Cost $ —)		8,550

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.0%)
JPMorgan Prime Money Market Fund, IM Shares	12,153,690	12,157,336

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Bank of Nova Scotia,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $500,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-2.375%, maturing 11/30/17-1/15/27; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd.,
0.71%, dated 12/30/16, due 1/3/17, repurchase price $300,024, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $306,000. (xx)	300,000	300,000
Citigroup Global Markets Ltd.,
0.69%, dated 12/30/16, due 1/3/17, repurchase price $100,008, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG,
1.05%, dated 12/30/16, due 1/3/17, repurchase price $1,400,163, collateralized by various Common Stocks; total market value $1,556,177. (xx)	1,400,000	1,400,000

Deutsche Bank AG,
0.95%, dated 12/30/16, due 1/3/17, repurchase price $200,021, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $204,001. (xx)	$200,000	$200,000
Deutsche Bank Securities, Inc.,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $1,002,775, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $1,022,774. (xx)	1,002,719	1,002,719
HSBC Securities, Inc.,
0.46%, dated 12/30/16, due 1/3/17, repurchase price $500,026, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-1.750%, maturing 12/15/19-9/30/22; total market value $510,006. (xx)	500,000	500,000
Macquarie Bank Ltd.,
0.57%, dated 12/30/16, due 1/3/17, repurchase price $400,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $408,207. (xx)	400,000	400,000
Macquarie Bank Ltd.,
0.76%, dated 12/30/16, due 1/3/17, repurchase price $300,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $306,155. (xx)	300,000	300,000
Natixis,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.625%, maturing 5/25/17-5/15/46; total market value $408,023. (xx)	400,000	400,000
Nomura Securities Co. Ltd.,
0.50%, dated 12/30/16, due 1/3/17, repurchase price $200,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 4/15/19-8/15/46; total market value $204,000. (xx)	200,000	200,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

RBS Securities, Inc.,
0.45%, dated 12/30/16, due 1/3/17, repurchase price $1,000,050, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.625%, maturing 8/31/17-2/15/25; total market value $1,020,007. (xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		6,302,719

Total Short-Term Investments (10.6%) (Cost $18,456,750)		18,460,055

Total Investments (99.0%) (Cost $134,634,275)		171,966,515
Other Assets Less Liabilities (1.0%)		1,707,392

Net Assets (100%)		$173,673,907

*	Non-income producing.
†	Securities (totaling $8,550 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $6,074,483. This was secured by cash collateral of $6,302,719 which was subsequently invested in joint repurchase agreements with a total value of $6,302,719, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $13,636 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.625%, maturing 1/12/17 - 5/15/45.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,189	$—	$—	$7,792	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	34,404	3,718	100,201	10,719	(201)

	$71,434	$34,404	$3,718	$107,993	$10,719	$(201)

At December 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	7	March-17	$476,808	$474,915	$(1,893)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$173,702	$—		$173,702
Common Stocks
Consumer Discretionary	22,920,345	3,587,093	—		26,507,438
Consumer Staples	4,692,550	39,775	—		4,732,325
Energy	6,233,114	757,689	—		6,990,803
Financials	49,744,671	3,494,681	—		53,239,352
Health Care	3,809,216	—	—		3,809,216
Industrials	11,733,706	1,250,464	—		12,984,170
Information Technology	11,124,009	—	—		11,124,009
Materials	5,173,734	—	—		5,173,734
Real Estate	16,564,009	1,650	—		16,565,659
Telecommunication Services	606,786	—	—		606,786
Utilities	5,463,010	1,397,597	—		6,860,607
Master Limited Partnerships
Energy	108,000	—	—		108,000
Industrials	4,622,109	—	—		4,622,109
Rights
Information Technology	—	—	—	(b)	— (b)
Telecommunication Services	—	—	8,550		8,550
Short-Term Investments
Investment Companies	12,157,336	—	—		12,157,336
Repurchase Agreements	—	6,302,719	—		6,302,719

Total Assets	$154,952,595	$17,005,370	$8,550		$171,966,515

Liabilities:
Futures	$(1,893)	$—	$—		$(1,893)

Total Liabilities	$(1,893)	$—	$—		$(1,893)

Total	$154,950,702	$17,005,370	$8,550		$171,964,622

(a)	A security with a market value of $39,775 transferred from Level 1 to Level 2 at the end of the year due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Fair Values of Derivative Instruments as of December 31, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,893	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$749	$749
Equity contracts	93,491	—	93,491

Total	$93,491	$749	$94,240

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$7,498

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities and hedging.

The Portfolio held futures contracts with an average notional balance of approximately $719,000 and forward foreign currency contracts with an average settlement value of approximately $39,000 for six days during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 25%)*	$31,290,450
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 29%)*	$44,739,134

* During the year ended December 31, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,873,910
Aggregate gross unrealized depreciation	(16,529,370)

Net unrealized appreciation	$38,344,540

Federal income tax cost of investments	$133,621,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $129,759)	$107,993
Unaffiliated Issuers (Cost $128,201,797)	165,555,803
Repurchase Agreements (Cost $6,302,719)	6,302,719
Cash	7,874,312
Cash held as collateral at broker	23,800
Dividends, interest and other receivables	189,519
Receivable for securities sold	73,477
Securities lending income receivable	13,754
Receivable from Separate Accounts for Trust shares sold	5,108
Other assets	489

Total assets	180,146,974

LIABILITIES
Payable for return of collateral on securities loaned	6,302,719
Investment management fees payable	89,902
Administrative fees payable	18,388
Payable to Separate Accounts for Trust shares redeemed	12,717
Due to broker for futures variation margin	2,004
Trustees’ fees payable	233
Distribution fees payable – Class IB	81
Accrued expenses	47,023

Total liabilities	6,473,067

NET ASSETS	$173,673,907

Net assets were comprised of:
Paid in capital	$136,538,119
Accumulated undistributed net investment income (loss)	52,569
Accumulated undistributed net realized gain (loss) on investments, futures and foreign currency transactions	(247,024)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	37,330,243

Net assets	$173,673,907

Class IB
Net asset value, offering and redemption price per share, $417,546 / 42,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.84

Class K
Net asset value, offering and redemption price per share, $173,256,361 / 17,621,220 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.83

(x)	Includes value of securities on loan of $6,074,483.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($10,719 of dividend income received from affiliates) (net of $8,237 foreign withholding tax)	$2,531,441
Interest	20,795
Securities lending (net)	109,482

Total income	2,661,718

EXPENSES
Investment management fees	1,216,535
Administrative fees	190,713
Custodian fees	63,825
Professional fees	55,504
Printing and mailing expenses	10,526
Trustees’ fees	3,441
Distribution fees – Class IB	614
Miscellaneous	7,960

Gross expenses	1,549,118
Less: Waiver from investment manager	(130,536)

Net expenses	1,418,582

NET INVESTMENT INCOME (LOSS)	1,243,136

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(201) of realized gain (loss) from affiliates)	6,881,825
Net distributions of realized gain received from underlying funds	5
Futures	93,491
Foreign currency transactions	(2,296)

Net realized gain (loss)	6,973,025

Change in unrealized appreciation (depreciation) on:
Investments ($5,873 of change in unrealized appreciation (depreciation) from affiliates)	26,270,932
Futures	7,498
Foreign currency translations	(65)

Net change in unrealized appreciation (depreciation)	26,278,365

NET REALIZED AND UNREALIZED GAIN (LOSS)	33,251,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,494,526

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,243,136	$774,156
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	6,973,025	6,311,731
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	26,278,365	(21,173,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,494,526	(14,087,811)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(1,646)	—
Class K	(791,438)	(305,814)

	(793,084)	(305,814)

Distributions from net realized capital gains
Class IB	(17,322)	(6,599)
Class K	(8,019,068)	(6,072,483)

	(8,036,390)	(6,079,082)

Return of capital
Class IB	(9,168)	(431)
Class K	(4,409,629)	(388,266)

	(4,418,797)	(388,697)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(13,248,271)	(6,773,593)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 22,501 and 18,672 shares, respectively ]	212,467	181,093
Capital shares issued in reinvestment of dividends and distributions [ 2,842 and 831 shares, respectively ]	28,136	7,030
Capital shares repurchased [ (2,303) and (2,692) shares, respectively ]	(21,743)	(27,319)

Total Class IB transactions	218,860	160,804

Class K
Capital shares sold [ 965,278 and 2,707,991 shares, respectively ]	8,280,365	25,125,963
Capital shares issued in reinvestment of dividends and distributions [ 1,336,950 and 800,610 shares, respectively ]	13,220,135	6,766,563
Capital shares repurchased [ (2,159,670) and (3,081,169) shares, respectively ]	(18,743,864)	(28,699,577)

Total Class K transactions	2,756,636	3,192,949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,975,496	3,353,753

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,221,751	(17,507,651)
NET ASSETS:
Beginning of year	149,452,156	166,959,807

End of year (a)	$173,673,907	$149,452,156

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$52,569	$8,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Net asset value, beginning of period	$8.55	$10.00		$9.79		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.03		—	#	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.02	(1.10)		0.41		0.06

Total from investment operations	2.08	(1.07)		0.41		0.08

Less distributions:
Dividends from net investment income	(0.03)	—		—		—	#
Distributions from net realized gains	(0.50)	(0.36)		—		(0.27)
Return of capital	(0.26)	(0.02)		—		(0.02)

Total dividends and distributions	(0.79)	(0.38)		—		(0.29)

Net asset value, end of period	$9.84	$8.55		$10.20		$9.79

Total return (b)	24.19%	(10.63)%		4.19%		0.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$418	$166		$—		$25
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%	1.22%		1.25%		1.25%
Before waivers (a)(f)	1.27%	1.24%		1.25%		5.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.61%	0.41	%(l)	0.15	%(l)	0.30	%(l)
Before waivers (a)(f)	0.52%	0.39	%(l)	0.15	%(l)	(4.20	)%(l)
Portfolio turnover rate (z)^	23%	17%		17%		18%

	Year Ended December 31,		April 21, 2014* to December 31, 2014

Class K	2016	2015
Net asset value, beginning of period	$8.54	$9.79	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.03	(0.90)	0.05

Total from investment operations	2.10	(0.85)	0.09

Less distributions:
Dividends from net investment income	(0.04)	(0.02)	(0.01)
Distributions from net realized gains	(0.50)	(0.36)	(0.27)
Return of capital	(0.27)	(0.02)	(0.02)

Total dividends and distributions	(0.81)	(0.40)	(0.30)

Net asset value, end of period	$9.83	$8.54	$9.79

Total return (b)	24.54%	(8.58)%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173,256	$149,286	$166,935
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93%	0.98%	1.00%
Before waivers (a)(f)	1.02%	0.99%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.82%	0.48%	0.55	%(l)
Before waivers (a)(f)	0.73%	0.48%	0.52	%(l)
Portfolio turnover rate (z)^	23%	17%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/HORIZON SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 13, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (2.3%)
Cooper Tire & Rubber Co.	4,406	$171,173
Cooper-Standard Holdings, Inc.*	86	8,891
Dana, Inc.	11,872	225,330
Federal-Mogul Holdings Corp.*	2,433	25,084
Gentherm, Inc.*	90,000	3,046,500
Metaldyne Performance Group, Inc.	466	10,695
Modine Manufacturing Co.*	3,789	56,456
Motorcar Parts of America, Inc.*	101	2,719
Spartan Motors, Inc.	2,614	24,179
Standard Motor Products, Inc.	691	36,775
Strattec Security Corp.	270	10,881
Superior Industries International, Inc.	1,999	52,674
Tower International, Inc.	1,657	46,976

		3,718,333

Distributors (0.0%)
Weyco Group, Inc.	428	13,396

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	1,246	30,589
Apollo Education Group, Inc.*	6,910	68,409
Ascent Capital Group, Inc., Class A*	835	13,577
Bridgepoint Education, Inc.*	1,479	14,982
Cambium Learning Group, Inc.*	964	4,810
Capella Education Co.	60	5,268
Career Education Corp.*	5,368	54,163
Carriage Services, Inc.	94	2,692
Chegg, Inc. (x)*	3,726	27,498
DeVry Education Group, Inc.	4,979	155,345
Houghton Mifflin Harcourt Co.*	3,313	35,946
K12, Inc.*	2,731	46,864
Liberty Tax, Inc.	118	1,581
Regis Corp.*	2,999	43,546
Sotheby’s*	1,710	68,161
Strayer Education, Inc.*	479	38,622
Weight Watchers International, Inc. (x)*	198	2,267

		614,320

Hotels, Restaurants & Leisure (0.7%)
Belmond Ltd., Class A*	6,748	90,086
Biglari Holdings, Inc.*	74	35,017
Caesars Acquisition Co., Class A*	3,769	50,881
Caesars Entertainment Corp. (x)*	4,476	38,046
Carrols Restaurant Group, Inc.*	274	4,178
Century Casinos, Inc.*	858	7,061
Cracker Barrel Old Country Store, Inc. (x)	81	13,525
Del Frisco’s Restaurant Group, Inc.*	1,758	29,886
Del Taco Restaurants, Inc.*	1,902	26,856
Denny’s Corp.*	1,632	20,939
DineEquity, Inc.	612	47,124
El Pollo Loco Holdings, Inc. (x)*	1,644	20,221
Eldorado Resorts, Inc. (x)*	212	3,593
Empire Resorts, Inc. (x)*	232	5,278
Fiesta Restaurant Group, Inc.*	390	11,641

Fogo De Chao, Inc.*	402	$5,769
Golden Entertainment, Inc.	650	7,872
ILG, Inc.	8,233	149,594
International Speedway Corp., Class A	2,108	77,574
Intrawest Resorts Holdings, Inc.*	1,294	23,098
J Alexander’s Holdings, Inc.*	1,073	11,535
Jack in the Box, Inc.	577	64,416
Kona Grill, Inc. (x)*	297	3,727
La Quinta Holdings, Inc.*	5,431	77,175
Luby’s, Inc.*	1,561	6,681
Marcus Corp. (The)	1,472	46,368
Marriott Vacations Worldwide Corp.	1,670	141,700
Monarch Casino & Resort, Inc.*	825	21,269
Noodles & Co. (x)*	301	1,234
Penn National Gaming, Inc.*	843	11,625
Pinnacle Entertainment, Inc.*	4,013	58,189
Red Lion Hotels Corp.*	1,093	9,127
Red Robin Gourmet Burgers, Inc.*	827	46,643
Ruby Tuesday, Inc.*	4,844	15,646
Speedway Motorsports, Inc.	944	20,456

		1,204,030

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	356	10,822
Beazer Homes USA, Inc. (x)*	2,577	34,274
Century Communities, Inc.*	1,133	23,793
CSS Industries, Inc.	690	18,678
Flexsteel Industries, Inc.	504	31,082
GoPro, Inc., Class A (x)*	8,178	71,230
Green Brick Partners, Inc.*	1,907	19,165
Hooker Furniture Corp.	818	31,043
Hovnanian Enterprises, Inc., Class A (x)*	9,887	26,992
KB Home (x)	5,261	83,176
La-Z-Boy, Inc.	2,279	70,763
LGI Homes, Inc. (x)*	81	2,327
Libbey, Inc.	1,634	31,798
Lifetime Brands, Inc.	890	15,798
M.D.C. Holdings, Inc.	2,058	52,808
M/I Homes, Inc.*	1,540	38,777
Meritage Homes Corp.*	2,857	99,424
NACCO Industries, Inc., Class A	310	28,071
New Home Co., Inc. (The)*	836	9,790
TopBuild Corp.*	2,679	95,372
TRI Pointe Group, Inc.*	11,149	127,991
UCP, Inc., Class A*	641	7,724
WCI Communities, Inc.*	1,758	41,225
William Lyon Homes, Class A (x)*	1,944	36,994
ZAGG, Inc.*	1,946	13,817

		1,022,934

Internet & Direct Marketing Retail (0.0%)
1-800-Flowers.com, Inc., Class A*	1,515	16,211
FTD Cos., Inc.*	1,401	33,400
Gaia, Inc.*	329	2,846
Lands’ End, Inc. (x)*	1,203	18,225

		70,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Leisure Products (0.1%)
Acushnet Holdings Corp.*	624	$12,299
Arctic Cat, Inc.	616	9,252
Callaway Golf Co.	4,738	51,929
Escalade, Inc.	806	10,639
JAKKS Pacific, Inc. (x)*	1,211	6,237
Johnson Outdoors, Inc., Class A	383	15,201

		105,557

Media (1.0%)
AMC Entertainment Holdings, Inc., Class A	1,852	62,320
Daily Journal Corp. (x)*	28	6,770
Entercom Communications Corp., Class A	2,095	32,053
Eros International plc (x)*	2,380	31,059
EW Scripps Co. (The), Class A*	4,721	91,257
Gannett Co., Inc.	9,473	91,983
Global Eagle Entertainment, Inc. (x)*	3,493	22,565
Gray Television, Inc.*	1,956	21,223
Hemisphere Media Group, Inc.*	66	739
Liberty Media Corp-Liberty Braves, Class A*	691	14,158
Liberty Media Corp-Liberty Braves, Class C*	2,359	48,572
Liberty Media Corp-Liberty Media, Class A*	1,531	47,997
Liberty Media Corp-Liberty Media, Class C*	3,090	96,810
MDC Partners, Inc., Class A	2,898	18,982
Media General, Inc.*	8,766	165,064
Meredith Corp.	3,023	178,810
MSG Networks, Inc., Class A*	3,198	68,757
National CineMedia, Inc.	5,023	73,989
New Media Investment Group, Inc.	2,751	43,988
New York Times Co. (The), Class A	10,047	133,625
Reading International, Inc., Class A*	978	16,235
Saga Communications, Inc., Class A	283	14,235
Salem Media Group, Inc.	895	5,594
Scholastic Corp.	2,187	103,861
Time, Inc.	8,208	146,513
Townsquare Media, Inc., Class A*	703	7,318
tronc, Inc. (x)	875	12,136

		1,556,613

Multiline Retail (0.1%)
Fred’s, Inc., Class A (x)	2,672	49,592
Sears Holdings Corp. (x)*	711	6,605
Tuesday Morning Corp.*	3,605	19,467

		75,664

Specialty Retail (6.9%)
Aaron’s, Inc.	5,246	167,820
Abercrombie & Fitch Co., Class A (x)	5,500	66,000
American Eagle Outfitters, Inc.	1,332	20,206
America’s Car-Mart, Inc.*	635	27,781

Ascena Retail Group, Inc.*	9,211	$57,016
At Home Group, Inc.*	410	5,998
Barnes & Noble Education, Inc.*	3,226	37,002
Barnes & Noble, Inc.	5,080	56,642
Big 5 Sporting Goods Corp.	1,418	24,602
Boot Barn Holdings, Inc. (x)*	1,064	13,321
Buckle, Inc. (The) (x)	1,519	34,633
Build-A-Bear Workshop, Inc.*	999	13,736
Caleres, Inc.	3,397	111,490
Camping World Holdings, Inc., Class A	52	1,695
Cato Corp. (The), Class A	1,647	49,542
Chico’s FAS, Inc.	1,044	15,023
Citi Trends, Inc.	1,133	21,346
Conn’s, Inc.*	286,586	3,625,313
Container Store Group, Inc. (The) (x)*	981	6,229
Destination XL Group, Inc.*	858	3,646
DSW, Inc., Class A	5,356	121,313
Express, Inc.*	5,990	64,452
Finish Line, Inc. (The), Class A (x)	2,322	43,677
Genesco, Inc.*	1,438	89,300
Group 1 Automotive, Inc.	1,286	100,231
Guess?, Inc. (x)	4,917	59,496
Haverty Furniture Cos., Inc.	1,482	35,123
Hibbett Sports, Inc. (x)*	73,379	2,737,037
Kirkland’s, Inc.*	668	10,361
Lumber Liquidators Holdings, Inc. (x)*	2,125	33,447
MarineMax, Inc.*	874	16,912
Office Depot, Inc.	44,051	199,111
Party City Holdco, Inc. (x)*	1,213	17,225
Pier 1 Imports, Inc.	5,547	47,371
Rent-A-Center, Inc.	4,163	46,834
Restoration Hardware Holdings, Inc. (x)*	3,115	95,631
Sears Hometown and Outlet Stores, Inc. (x)*	948	4,456
Shoe Carnival, Inc. (x)	1,035	27,924
Sonic Automotive, Inc., Class A	122,268	2,799,937
Sportsman’s Warehouse Holdings, Inc.*	143	1,343
Stage Stores, Inc. (x)	2,125	9,286
Tailored Brands, Inc.	2,751	70,288
Tilly’s, Inc., Class A*	955	12,596
Vitamin Shoppe, Inc.*	1,827	43,391
West Marine, Inc.*	1,478	15,475
Zumiez, Inc. (x)*	1,450	31,683

		11,092,941

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	2,414	133,711
Delta Apparel, Inc.*	575	11,920
Fossil Group, Inc. (x)*	3,340	86,372
G-III Apparel Group Ltd.*	696	20,574
Iconix Brand Group, Inc.*	3,470	32,410
Movado Group, Inc.	1,236	35,535
Perry Ellis International, Inc.*	996	24,810
Sequential Brands Group, Inc.*	3,338	15,622
Unifi, Inc.*	1,251	40,820
Vera Bradley, Inc.*	501	5,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Vince Holding Corp. (x)*	1,596	$6,464
Wolverine World Wide, Inc.	6,507	142,829

		556,939

Total Consumer Discretionary		20,031,409

Consumer Staples (4.0%)
Beverages (0.0%)
Craft Brew Alliance, Inc. (x)*	690	11,661

Food & Staples Retailing (1.7%)
Andersons, Inc. (The)	2,123	94,898
Chefs’ Warehouse, Inc. (The)*	133,139	2,103,596
Ingles Markets, Inc., Class A	1,101	52,958
Natural Grocers by Vitamin Cottage, Inc. (x)*	752	8,941
Smart & Final Stores, Inc. (x)*	597	8,418
SpartanNash Co.	2,933	115,971
SUPERVALU, Inc.*	21,418	100,022
United Natural Foods, Inc.*	3,952	188,589
Village Super Market, Inc., Class A	584	18,046
Weis Markets, Inc.	757	50,598

		2,742,037

Food Products (2.0%)
AdvancePierre Foods Holdings, Inc.	635	18,910
Alico, Inc.	246	6,679
Cal-Maine Foods, Inc. (x)	554	24,473
Darling Ingredients, Inc.*	179,552	2,318,016
Dean Foods Co.	3,691	80,390
Fresh Del Monte Produce, Inc.	2,445	148,240
John B. Sanfilippo & Son, Inc.	492	34,632
Landec Corp.*	1,621	22,370
Limoneira Co.	85	1,828
Omega Protein Corp.*	1,659	41,558
Sanderson Farms, Inc. (x)	1,611	151,821
Seaboard Corp.*	21	82,992
Seneca Foods Corp., Class A*	520	20,826
Snyder’s-Lance, Inc.	6,423	246,258

		3,198,993

Household Products (0.1%)
Central Garden & Pet Co. (x)*	722	23,891
Central Garden & Pet Co., Class A*	2,330	71,997
Oil-Dri Corp. of America	381	14,558

		110,446

Personal Products (0.1%)
Avon Products, Inc.*	27,773	139,976
elf Beauty, Inc. (x)*	389	11,258
Inter Parfums, Inc.	768	25,152
Nature’s Sunshine Products, Inc.	647	9,705
Nutraceutical International Corp.	655	22,892
Revlon, Inc., Class A*	666	19,414
Synutra International, Inc.*	1,303	6,971

		235,368

Tobacco (0.1%)
Alliance One International, Inc.*	700	13,440
Turning Point Brands, Inc.*	231	2,830

Universal Corp.	1,781	$113,539
Vector Group Ltd. (x)	4,233	96,258

		226,067

Total Consumer Staples		6,524,572

Energy (11.6%)
Energy Equipment & Services (9.7%)
Archrock, Inc.	5,585	73,722
Atwood Oceanics, Inc. (x)	4,887	64,166
Bristow Group, Inc. (x)	2,711	55,521
CARBO Ceramics, Inc. (x)*	1,569	16,412
Dawson Geophysical Co.*	1,636	13,153
Era Group, Inc.*	1,581	26,830
Exterran Corp.*	2,558	61,136
Fairmount Santrol Holdings, Inc. (x)*	7,115	83,886
Forum Energy Technologies, Inc.*	4,826	106,172
Geospace Technologies Corp. (x)*	1,047	21,317
Helix Energy Solutions Group, Inc.*	228,060	2,011,489
Hornbeck Offshore Services, Inc. (x)*	217,666	1,571,549
Independence Contract Drilling, Inc.*	2,439	16,341
Mammoth Energy Services, Inc.*	407	6,186
Matrix Service Co.*	130,133	2,954,019
McDermott International, Inc.*	19,232	142,125
Natural Gas Services Group, Inc.*	103,955	3,342,153
Newpark Resources, Inc.*	6,641	49,808
Noble Corp. plc (x)	250,000	1,480,000
North American Energy Partners, Inc.	515,000	1,982,750
Oil States International, Inc.*	4,124	160,836
Parker Drilling Co.*	399,668	1,039,137
PHI, Inc. (Non-Voting)*	873	15,732
Pioneer Energy Services Corp.*	5,701	39,052
RigNet, Inc.*	943	21,830
SEACOR Holdings, Inc.*	1,283	91,452
Seadrill Ltd. (x)*	30,387	103,620
Smart Sand, Inc.*	796	13,174
Tesco Corp.*	3,649	30,104
TETRA Technologies, Inc.*	2,527	12,686
Tidewater, Inc. (x)*	3,744	12,767
Unit Corp.*	4,075	109,495
Willbros Group, Inc.*	3,471	11,246

		15,739,866

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp. (x)*	5,780	14,855
Adams Resources & Energy, Inc.	166	6,582
Alon USA Energy, Inc.	2,587	29,440
Ardmore Shipping Corp.	2,303	17,042
Bill Barrett Corp. (x)*	3,958	27,666
California Resources Corp. (x)*	2,553	54,353
Clayton Williams Energy, Inc. (x)*	481	57,364
Clean Energy Fuels Corp. (x)*	7,029	20,103
Cobalt International Energy, Inc.*	32,864	40,094
Contango Oil & Gas Co.*	1,886	17,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

CVR Energy, Inc. (x)	1,174	$29,808
Delek U.S. Holdings, Inc.	4,901	117,967
Denbury Resources, Inc.*	28,226	103,872
DHT Holdings, Inc.	7,409	30,673
Dorian LPG Ltd.*	1,998	16,404
Earthstone Energy, Inc.*	110	1,511
Eclipse Resources Corp.*	4,604	12,293
EP Energy Corp., Class A (x)*	3,063	20,063
Erin Energy Corp. (x)*	925	2,821
EXCO Resources, Inc. (x)*	11,123	9,718
Frontline Ltd. (x)	5,216	37,086
GasLog Ltd.	3,272	52,679
Gener8 Maritime, Inc.*	3,281	14,699
Golar LNG Ltd.	7,527	172,669
Green Plains, Inc.	2,869	79,902
International Seaways, Inc.*	1,181	16,581
Jones Energy, Inc., Class A (x)*	4,550	22,750
Navios Maritime Acquisition Corp.	6,395	10,872
Nordic American Tankers Ltd. (x)	7,939	66,688
Northern Oil and Gas, Inc. (x)*	3,711	10,205
Oasis Petroleum, Inc.*	18,627	282,013
Overseas Shipholding Group, Inc., Class A	3,208	12,287
Pacific Ethanol, Inc.*	2,335	22,182
Panhandle Oil and Gas, Inc., Class A	575	13,541
Par Pacific Holdings, Inc. (x)*	1,538	22,363
PDC Energy, Inc.*	4,477	324,941
Renewable Energy Group, Inc. (x)*	2,859	27,732
REX American Resources Corp.*	454	44,832
Ring Energy, Inc.*	3,182	41,334
RSP Permian, Inc.*	7,860	350,713
Sanchez Energy Corp. (x)*	3,028	27,343
Scorpio Tankers, Inc.	13,181	59,710
SemGroup Corp., Class A	5,314	221,860
Ship Finance International Ltd. (x)	4,868	72,290
Synergy Resources Corp. (x)*	13,270	118,236
Teekay Corp.	3,871	31,084
Teekay Tankers Ltd., Class A	9,435	21,323
W&T Offshore, Inc.*	2,830	7,839
Western Refining, Inc.	6,446	243,981
Westmoreland Coal Co.*	1,496	26,434

		3,086,413

Total Energy		18,826,279

Financials (21.1%)
Banks (12.2%)
1st Source Corp.	1,251	55,870
Access National Corp. (x)	655	18,183
ACNB Corp.	469	14,656
Allegiance Bancshares, Inc.*	798	28,848
American National Bankshares, Inc.	641	22,307
Ameris Bancorp	717	31,261
Ames National Corp.	676	22,308
Arrow Financial Corp.	894	36,207
Atlantic Capital Bancshares, Inc.*	1,135	21,565
Banc of California, Inc. (x)	1,101	19,102

BancFirst Corp.	626	$58,249
Banco Latinoamericano de Comercio Exterior SA, Class E	2,451	72,157
Bancorp, Inc. (The)*	4,049	31,825
BancorpSouth, Inc.	6,911	214,587
Bank of Marin Bancorp	475	33,131
Bank of NT Butterfield & Son Ltd. (The)	759	23,863
Bankwell Financial Group, Inc.	387	12,577
Banner Corp.	2,413	134,670
Bar Harbor Bankshares	474	22,434
Berkshire Hills Bancorp, Inc.	2,495	91,941
Blue Hills Bancorp, Inc.	1,802	33,788
BNC Bancorp	2,966	94,615
Boston Private Financial Holdings, Inc.	6,619	109,544
Bridge Bancorp, Inc.	1,335	50,597
Brookline Bancorp, Inc.	5,590	91,676
Bryn Mawr Bank Corp.	1,333	56,186
BSB Bancorp, Inc.*	629	18,210
C&F Financial Corp.	258	12,861
California First National Bancorp	152	2,379
Camden National Corp.	1,221	54,273
Capital Bank Financial Corp., Class A	1,133	44,470
Capital City Bank Group, Inc.	915	18,739
Cardinal Financial Corp.	2,366	77,581
Carolina Financial Corp. (x)	821	25,279
Cascade Bancorp*	2,617	21,250
Cathay General Bancorp	5,924	225,290
CenterState Banks, Inc.	3,746	94,287
Central Pacific Financial Corp.	2,431	76,382
Central Valley Community Bancorp	698	13,932
Century Bancorp, Inc., Class A	248	14,880
Chemical Financial Corp.	3,552	192,412
Chemung Financial Corp. (x)	246	8,942
Citizens & Northern Corp.	907	23,763
City Holding Co.	1,166	78,822
CNB Financial Corp.	1,112	29,735
CoBiz Financial, Inc.	2,674	45,164
Codorus Valley Bancorp, Inc. (x)	642	18,361
Columbia Banking System, Inc.	4,660	208,209
Community Bank System, Inc. (x)	3,461	213,855
Community Trust Bancorp, Inc.	1,214	60,214
ConnectOne Bancorp, Inc.	2,295	59,555
County Bancorp, Inc.	116	3,129
CU Bancorp*	1,139	40,776
Customers Bancorp, Inc.*	1,177	42,160
CVB Financial Corp.	8,056	184,724
Eagle Bancorp, Inc.*	524	31,938
East West Bancorp, Inc.	70,000	3,558,100
Enterprise Bancorp, Inc.	731	27,456
Enterprise Financial Services Corp.	1,536	66,048
Equity Bancshares, Inc., Class A*	420	14,129
Farmers Capital Bank Corp.	588	24,725
Farmers National Banc Corp.	1,975	28,045
FB Financial Corp.*	338	8,771
FCB Financial Holdings, Inc., Class A*	2,429	115,863
Fidelity Southern Corp.	1,669	39,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Financial Institutions, Inc.	1,094	$37,415
First Bancorp	1,580	42,881
First BanCorp*	9,613	63,542
First Bancorp, Inc.	794	26,281
First Busey Corp.	2,491	76,673
First Business Financial Services, Inc.	655	15,537
First Citizens BancShares, Inc., Class A	607	215,485
First Commonwealth Financial Corp.	7,146	101,330
First Community Bancshares, Inc.	1,260	37,976
First Community Financial Partners, Inc. (x)*	1,105	12,929
First Connecticut Bancorp, Inc.	859	19,456
First Financial Bancorp	4,894	139,234
First Financial Bankshares, Inc. (x)	1,928	87,146
First Financial Corp.	796	42,029
First Financial Northwest, Inc.	617	12,180
First Foundation, Inc.*	738	21,033
First Internet Bancorp	425	13,600
First Interstate BancSystem, Inc., Class A (x)	1,596	67,910
First Merchants Corp.	3,257	122,626
First Mid-Illinois Bancshares, Inc.	632	21,488
First Midwest Bancorp, Inc.	6,452	162,784
First NBC Bank Holding Co. (x)*	1,320	9,636
First Northwest Bancorp*	913	14,243
First of Long Island Corp. (The)	1,706	48,706
Flushing Financial Corp.	2,247	66,039
FNB Corp.	16,799	269,288
Franklin Financial Network, Inc. (x)*	612	25,612
Fulton Financial Corp.	13,720	257,936
German American Bancorp, Inc.	1,132	59,555
Glacier Bancorp, Inc.	6,119	221,691
Great Southern Bancorp, Inc.	860	46,999
Great Western Bancorp, Inc.	4,741	206,660
Green Bancorp, Inc.*	1,673	25,430
Guaranty Bancorp	1,214	29,379
Hancock Holding Co.	6,174	266,099
Hanmi Financial Corp.	2,536	88,506
HarborOne Bancorp, Inc.*	1,077	20,829
Heartland Financial USA, Inc.	1,777	85,296
Heritage Commerce Corp.	1,877	27,085
Heritage Financial Corp.	2,365	60,899
Heritage Oaks Bancorp	1,949	24,031
Hilltop Holdings, Inc.	6,028	179,634
HomeTrust Bancshares, Inc.*	1,338	34,654
Hope Bancorp, Inc.	10,245	224,263
Horizon Bancorp	1,564	43,792
IBERIABANK Corp.	3,492	292,455
Independent Bank Corp.	3,707	182,232
Independent Bank Group, Inc.	901	56,222
International Bancshares Corp.	4,390	179,112
Investors Bancorp, Inc.	23,746	331,257
Lakeland Bancorp, Inc.	3,119	60,821
Lakeland Financial Corp.	1,943	92,020
LCNB Corp.	673	15,647
LegacyTexas Financial Group, Inc.	3,560	153,294

Macatawa Bank Corp.	2,113	$21,996
MainSource Financial Group, Inc.	1,846	63,502
MB Financial, Inc.	6,056	286,025
MBT Financial Corp. (x)	1,405	15,947
Mercantile Bank Corp.	1,267	47,766
Merchants Bancshares, Inc.	441	23,902
Middleburg Financial Corp.	369	12,823
Midland States Bancorp, Inc.	304	10,999
MidWestOne Financial Group, Inc.	656	24,666
MutualFirst Financial, Inc. (x)	419	13,869
National Bankshares, Inc./Virginia (x)	531	23,072
National Commerce Corp.*	673	25,002
NBT Bancorp, Inc.	3,422	143,313
Nicolet Bankshares, Inc.*	606	28,900
Northrim BanCorp, Inc.	543	17,159
OFG Bancorp	3,508	45,955
Old Line Bancshares, Inc.	671	16,091
Old National Bancorp	10,680	193,842
Old Second Bancorp, Inc.	2,279	25,183
Opus Bank	496	14,905
Orrstown Financial Services, Inc.	581	13,014
Pacific Continental Corp.	1,670	36,490
Pacific Mercantile Bancorp*	1,219	8,899
Pacific Premier Bancorp, Inc.*	1,453	51,364
Paragon Commercial Corp.*	70	3,060
Park National Corp.	1,068	127,797
Park Sterling Corp.	2,799	30,201
Peapack-Gladstone Financial Corp.	1,264	39,032
Penns Woods Bancorp, Inc.	364	18,382
Peoples Bancorp, Inc.	1,286	41,744
Peoples Financial Services Corp.	547	26,639
People’s Utah Bancorp	1,060	28,461
Pinnacle Financial Partners, Inc.	3,000	207,900
Preferred Bank	965	50,585
Premier Financial Bancorp, Inc.	740	14,874
PrivateBancorp, Inc.	6,284	340,530
Prosperity Bancshares, Inc.	5,345	383,664
QCR Holdings, Inc.	953	41,265
Renasant Corp.	3,263	137,764
Republic Bancorp, Inc., Class A	772	30,525
Republic First Bancorp, Inc.*	3,672	30,661
S&T Bancorp, Inc.	2,731	106,618
Sandy Spring Bancorp, Inc.	1,884	75,341
Seacoast Banking Corp. of Florida*	2,390	52,723
Shore Bancshares, Inc.	1,011	15,418
Sierra Bancorp	930	24,729
Simmons First National Corp., Class A (x)	2,347	145,866
South State Corp.	1,893	165,448
Southern First Bancshares, Inc.*	455	16,380
Southern National Bancorp of Virginia, Inc.	880	14,379
Southside Bancshares, Inc.	1,975	74,398
Southwest Bancorp, Inc./Oklahoma	1,451	42,079
State Bank Financial Corp.	2,829	75,987
Sterling Bancorp	10,126	236,948
Stock Yards Bancorp, Inc.	1,709	80,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Stonegate Bank	992	$41,396
Suffolk Bancorp	917	39,266
Summit Financial Group, Inc. (x)	665	18,307
Sun Bancorp, Inc.	874	22,724
Texas Capital Bancshares, Inc.*	3,624	284,122
Tompkins Financial Corp. (x)	1,168	110,423
Towne Bank	4,462	148,362
TriCo Bancshares	1,621	55,406
TriState Capital Holdings, Inc.*	1,772	39,161
Triumph Bancorp, Inc.*	1,245	32,557
Trustmark Corp.	5,407	192,760
UMB Financial Corp.	3,580	276,090
Umpqua Holdings Corp.	17,625	330,998
Union Bankshares Corp.	3,507	125,340
United Bankshares, Inc. (x)	5,241	242,396
United Community Banks, Inc.	5,630	166,761
Univest Corp. of Pennsylvania	1,976	61,058
Valley National Bancorp	19,775	230,181
Veritex Holdings, Inc.*	460	12,287
Washington Trust Bancorp, Inc.	1,189	66,643
WashingtonFirst Bankshares, Inc.	672	19,481
Webster Financial Corp.	7,336	398,198
WesBanco, Inc. (x)	3,244	139,687
West Bancorporation, Inc.	1,259	31,097
Westamerica Bancorp (x)	1,988	125,105
Wintrust Financial Corp.	4,109	298,190
Xenith Bankshares, Inc.*	489	13,790
Yadkin Financial Corp.	4,011	137,417

		19,768,741

Capital Markets (1.3%)
Actua Corp.*	2,886	40,404
Arlington Asset Investment Corp., Class A (x)	1,806	26,765
Associated Capital Group, Inc., Class A	365	11,990
B. Riley Financial, Inc.	726	13,395
Calamos Asset Management, Inc., Class A	1,341	11,466
Cowen Group, Inc., Class A (x)*	1,957	30,333
FBR & Co.	501	6,513
GAIN Capital Holdings, Inc.	2,491	16,391
GAMCO Investors, Inc., Class A	288	8,896
Greenhill & Co., Inc.	579	16,038
INTL FCStone, Inc.*	1,209	47,876
Investment Technology Group, Inc.	2,274	44,889
Janus Capital Group, Inc.	11,501	152,618
KCG Holdings, Inc., Class A*	4,202	55,677
Ladenburg Thalmann Financial Services, Inc.*	7,223	17,624
Manning & Napier, Inc.	1,207	9,113
Medley Management, Inc., Class A (x)	259	2,564
Morningstar, Inc.	14,000	1,029,840
OM Asset Management plc	1,029	14,921
Oppenheimer Holdings, Inc., Class A	813	15,122
Piper Jaffray Cos.*	1,169	84,753
PJT Partners, Inc., Class A	1,425	44,004
Pzena Investment Management, Inc., Class A	286	3,177

Safeguard Scientifics, Inc.*	1,619	$21,776
Stifel Financial Corp.*	5,113	255,394
Virtu Financial, Inc., Class A	136	2,169
Virtus Investment Partners, Inc. (x)	354	41,790
Waddell & Reed Financial, Inc., Class A (x)	5,699	111,187
Walter Investment Management Corp. (x)*	1,412	6,707
Wins Finance Holdings, Inc. (x)*	109	19,620

		2,163,012

Consumer Finance (2.7%)
Encore Capital Group, Inc. (x)*	1,930	55,294
Enova International, Inc.*	2,161	27,121
EZCORP, Inc., Class A*	4,063	43,271
FirstCash, Inc.	1,609	75,623
Green Dot Corp., Class A*	2,836	66,788
LendingClub Corp.*	14,809	77,747
Nelnet, Inc., Class A	1,628	82,621
PRA Group, Inc.*	3,672	143,575
Regional Management Corp.*	140,787	3,699,882
World Acceptance Corp. (x)*	492	31,626

		4,303,548

Diversified Financial Services (0.1%)
FNFV Group*	5,369	73,555
Marlin Business Services Corp.	633	13,230
NewStar Financial, Inc.*	1,754	16,224
On Deck Capital, Inc. (x)*	3,895	18,034
PICO Holdings, Inc.*	1,624	24,604
Tiptree Financial, Inc.	1,808	11,119

		156,766

Insurance (1.8%)
Ambac Financial Group, Inc.*	3,460	77,850
American Equity Investment Life Holding Co.	6,670	150,342
AMERISAFE, Inc.	393	24,503
Argo Group International Holdings Ltd.	2,298	151,438
Atlas Financial Holdings, Inc.*	476	8,592
Baldwin & Lyons, Inc., Class B	761	19,177
Blue Capital Reinsurance Holdings Ltd.	486	8,967
Citizens, Inc. (x)*	3,723	36,560
CNO Financial Group, Inc.	14,331	274,439
Donegal Group, Inc., Class A	698	12,201
EMC Insurance Group, Inc.	692	20,767
Employers Holdings, Inc.	2,536	100,426
Enstar Group Ltd.*	909	179,709
FBL Financial Group, Inc., Class A	812	63,458
Federated National Holding Co.	1,045	19,531
Fidelity & Guaranty Life (x)	1,009	23,913
Genworth Financial, Inc., Class A*	37,550	143,065
Global Indemnity Ltd.*	705	26,938
Greenlight Capital Reinsurance Ltd., Class A*	2,343	53,420
Hallmark Financial Services, Inc.*	1,207	14,037
HCI Group, Inc. (x)	734	28,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Heritage Insurance Holdings, Inc.	2,193	$34,364
Horace Mann Educators Corp.	3,238	138,586
Independence Holding Co.	625	12,219
Infinity Property & Casualty Corp.	871	76,561
Investors Title Co.	121	19,140
James River Group Holdings Ltd.	1,166	48,447
Kemper Corp.	3,156	139,811
Kinsale Capital Group, Inc.	480	16,325
Maiden Holdings Ltd.	4,524	78,944
MBIA, Inc.*	10,604	113,463
National General Holdings Corp.	1,638	40,934
National Western Life Group, Inc., Class A	187	58,120
Navigators Group, Inc. (The)	905	106,564
OneBeacon Insurance Group Ltd., Class A	1,619	25,985
RLI Corp.	548	34,595
Safety Insurance Group, Inc.	1,161	85,566
Selective Insurance Group, Inc.	4,499	193,682
State Auto Financial Corp.	1,249	33,486
State National Cos., Inc.	2,304	31,933
Stewart Information Services Corp.	1,819	83,819
Third Point Reinsurance Ltd.*	4,913	56,745
United Fire Group, Inc.	1,746	85,851
United Insurance Holdings Corp.	370	5,602
Universal Insurance Holdings, Inc. (x)	737	20,931

		2,979,984

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	2,240	38,326
Altisource Residential Corp. (REIT)	4,219	46,578
Anworth Mortgage Asset Corp. (REIT)	7,581	39,194
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,783	96,113
Ares Commercial Real Estate Corp. (REIT)	2,175	29,863
ARMOUR Residential REIT, Inc. (REIT)	2,940	63,777
Capstead Mortgage Corp. (REIT)	7,710	78,565
Colony Capital, Inc. (REIT), Class A (x)	9,046	183,181
CYS Investments, Inc. (REIT)	12,164	94,028
Dynex Capital, Inc. (REIT)	3,552	24,225
Great Ajax Corp. (REIT)	1,196	15,871
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,276	62,211
Invesco Mortgage Capital, Inc. (REIT)	9,026	131,780
Ladder Capital Corp. (REIT)	3,074	42,175
MTGE Investment Corp. (REIT)	3,741	58,734
New Residential Investment Corp. (REIT)	19,562	307,515
New York Mortgage Trust, Inc. (REIT) (x)	8,864	58,502

Orchid Island Capital, Inc. (REIT) (x)	1,563	$16,927
Owens Realty Mortgage, Inc. (REIT) (x)	789	14,612
PennyMac Mortgage Investment Trust (REIT)‡	5,459	89,364
Redwood Trust, Inc. (REIT)	6,126	93,176
Resource Capital Corp. (REIT) (x)	2,450	20,409
Western Asset Mortgage Capital Corp. (REIT)	3,325	33,483

		1,638,609

Thrifts & Mortgage Finance (2.0%)
Astoria Financial Corp.	7,429	138,551
Bank Mutual Corp.	3,281	31,005
BankFinancial Corp.	1,196	17,725
Bear State Financial, Inc. (x)	1,479	15,012
Beneficial Bancorp, Inc.	5,608	103,187
BofI Holding, Inc. (x)*	314	8,965
Capitol Federal Financial, Inc.	10,258	168,847
Charter Financial Corp.	1,097	18,287
Clifton Bancorp, Inc. (x)	1,753	29,661
Dime Community Bancshares, Inc.	2,533	50,913
ESSA Bancorp, Inc.	655	10,296
EverBank Financial Corp.	8,293	161,299
Federal Agricultural Mortgage Corp., Class C	693	39,688
First Defiance Financial Corp.	705	35,772
Flagstar Bancorp, Inc.*	1,698	45,744
Greene County Bancorp, Inc. (x)	181	4,145
Hingham Institution for Savings	58	11,413
Home Bancorp, Inc.	394	15,212
HomeStreet, Inc.*	1,908	60,293
Impac Mortgage Holdings, Inc. (x)*	859	12,043
Kearny Financial Corp.	6,974	108,446
Lake Sunapee Bank Group	630	14,862
Meridian Bancorp, Inc.	3,273	61,860
Meta Financial Group, Inc.	661	68,017
MGIC Investment Corp.*	27,277	277,953
Nationstar Mortgage Holdings, Inc. (x)*	1,355	24,471
NMI Holdings, Inc., Class A*	4,039	43,015
Northfield Bancorp, Inc.	3,046	60,829
Northwest Bancshares, Inc.	7,736	139,480
OceanFirst Financial Corp.	1,820	54,655
Ocwen Financial Corp.*	8,185	44,117
Oritani Financial Corp.	3,086	57,862
PennyMac Financial Services, Inc., Class A*‡	468	7,792
PHH Corp.*	4,160	63,066
Provident Bancorp, Inc.*	320	5,728
Provident Financial Holdings, Inc.	522	10,555
Provident Financial Services, Inc.	4,925	139,377
Radian Group, Inc.	17,229	309,777
SI Financial Group, Inc.	884	13,614
Southern Missouri Bancorp, Inc. (x)	459	16,239
Territorial Bancorp, Inc.	606	19,901
TrustCo Bank Corp.	7,325	64,094
United Community Financial Corp.	3,732	33,364
United Financial Bancorp, Inc.	4,051	73,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Walker & Dunlop, Inc.*	2,218	$69,202
Washington Federal, Inc.	7,267	249,621
Waterstone Financial, Inc.	2,024	37,242
Western New England Bancorp, Inc.	1,677	15,680
WSFS Financial Corp.	2,314	107,254

		3,169,697

Total Financials		34,180,357

Health Care (3.6%)
Biotechnology (0.8%)
Acorda Therapeutics, Inc.*	2,990	56,212
Adamas Pharmaceuticals, Inc. (x)*	693	11,712
Adverum Biotechnologies, Inc. (x)*	1,932	5,603
Agenus, Inc. (x)*	1,006	4,145
Akebia Therapeutics, Inc.*	2,000	20,820
AMAG Pharmaceuticals, Inc.*	1,959	68,173
Ardelyx, Inc.*	2,093	29,721
ARIAD Pharmaceuticals, Inc. (x)*	908	11,295
Array BioPharma, Inc. (x)*	12,139	106,702
Arrowhead Pharmaceuticals, Inc. (x)*	345	535
Atara Biotherapeutics, Inc. (x)*	1,732	24,594
Audentes Therapeutics, Inc.*	67	1,224
Bellicum Pharmaceuticals, Inc. (x)*	577	7,859
BioCryst Pharmaceuticals, Inc. (x)*	996	6,305
Bluebird Bio, Inc.*	2,013	124,202
Cara Therapeutics, Inc. (x)*	1,496	13,898
Celldex Therapeutics, Inc. (x)*	7,706	27,279
Cellular Biomedicine Group, Inc.*	298	3,904
Chimerix, Inc.*	3,541	16,289
Cidara Therapeutics, Inc. (x)*	924	9,610
Concert Pharmaceuticals, Inc.*	793	8,160
Corvus Pharmaceuticals, Inc. (x)*	223	3,189
Dimension Therapeutics, Inc.*	604	2,627
Edge Therapeutics, Inc.*	807	10,087
Enanta Pharmaceuticals, Inc.*	1,260	42,210
Epizyme, Inc. (x)*	951	11,507
Esperion Therapeutics, Inc. (x)*	1,196	14,974
Exelixis, Inc.*	6,981	104,087
Five Prime Therapeutics, Inc.*	1,669	83,634
Idera Pharmaceuticals, Inc. (x)*	465	697
Ignyta, Inc. (x)*	837	4,436
Immunomedics, Inc. (x)*	561	2,059
Inotek Pharmaceuticals Corp. (x)*	234	1,427
Karyopharm Therapeutics, Inc.*	1,524	14,326
Merrimack Pharmaceuticals, Inc. (x)*	3,723	15,190
Momenta Pharmaceuticals, Inc.*	4,003	60,245
NantKwest, Inc. (x)*	1,200	6,864
NewLink Genetics Corp.*	434	4,461
Osiris Therapeutics, Inc. (x)*	133	653
Otonomy, Inc.*	1,927	30,639
OvaScience, Inc. (x)*	2,255	3,450
PDL BioPharma, Inc.	13,495	28,609

Pfenex, Inc.*	79	$717
Portola Pharmaceuticals, Inc. (x)*	342	7,674
Protagonist Therapeutics, Inc. (x)*	102	2,243
PTC Therapeutics, Inc.*	2,689	29,337
REGENXBIO, Inc.*	1,624	30,125
Retrophin, Inc. (x)*	2,913	55,143
Rigel Pharmaceuticals, Inc.*	1,410	3,356
Selecta Biosciences, Inc.*	66	1,132
Spectrum Pharmaceuticals, Inc.*	4,345	19,248
Stemline Therapeutics, Inc.*	1,089	11,652
Syndax Pharmaceuticals, Inc.*	187	1,341
Syros Pharmaceuticals, Inc.*	130	1,581
Versartis, Inc.*	2,268	33,793
Voyager Therapeutics, Inc. (x)*	520	6,625
Zafgen, Inc.*	1,896	6,029

		1,213,609

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	45,000	2,374,650
Analogic Corp.	904	74,987
AngioDynamics, Inc.*	2,167	36,557
Anika Therapeutics, Inc.*	204	9,988
AtriCure, Inc.*	527	10,313
Cerus Corp. (x)*	1,051	4,572
CONMED Corp.	2,218	97,969
CryoLife, Inc.*	908	17,388
Exactech, Inc.*	826	22,550
Haemonetics Corp.*	4,085	164,217
Halyard Health, Inc.*	3,741	138,342
ICU Medical, Inc.*	379	55,846
Integer Holdings Corp.*	2,460	72,447
Invacare Corp.	2,560	33,408
K2M Group Holdings, Inc.*	1,416	28,377
Meridian Bioscience, Inc.	460	8,142
Merit Medical Systems, Inc.*	2,109	55,889
Quidel Corp.*	139	2,977
Rockwell Medical, Inc. (x)*	350	2,293
RTI Surgical, Inc.*	4,724	15,353
Tactile Systems Technology, Inc.*	25	410
TransEnterix, Inc. (x)*	5,107	6,639
Wright Medical Group NV*	8,277	190,205

		3,423,519

Health Care Providers & Services (0.5%)
Aceto Corp. (x)	245	5,383
Addus HomeCare Corp.*	521	18,261
Almost Family, Inc.*	485	21,388
American Renal Associates Holdings, Inc. (x)*	89	1,894
BioScrip, Inc. (x)*	7,960	8,278
Community Health Systems, Inc.*	8,801	49,198
Genesis Healthcare, Inc.*	1,560	6,630
Healthways, Inc.*	2,540	57,785
Kindred Healthcare, Inc.	6,727	52,807
LHC Group, Inc.*	1,119	51,138
Magellan Health, Inc.*	545	41,011
Molina Healthcare, Inc.*	1,164	63,159
National HealthCare Corp.	887	67,226
National Research Corp., Class A	117	2,223
Nobilis Health Corp. (x)*	4,295	9,019
Owens & Minor, Inc.	4,427	156,229

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

PharMerica Corp.*	2,361	$59,379
Select Medical Holdings Corp.*	7,926	105,020
Surgery Partners, Inc.*	646	10,239
Triple-S Management Corp., Class B*	1,874	38,792
Universal American Corp.*	3,261	32,447

		857,506

Health Care Technology (0.0%)
Cotiviti Holdings, Inc. (x)*	274	9,425
Evolent Health, Inc., Class A (x)*	1,296	19,181
NantHealth, Inc.*	173	1,720
Vocera Communications, Inc.*	630	11,649

		41,975

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc. (x)*	110	2,283
Albany Molecular Research, Inc. (x)*	1,111	20,843
Enzo Biochem, Inc.*	278	1,929
Luminex Corp.*	1,845	37,324
Medpace Holdings, Inc.*	189	6,817

		69,196

Pharmaceuticals (0.1%)
Aratana Therapeutics, Inc.*	223	1,601
Clearside Biomedical, Inc.*	109	975
Egalet Corp. (x)*	1,330	10,175
Endocyte, Inc.*	2,837	7,234
Flex Pharma, Inc. (x)*	137	723
Innoviva, Inc. (x)*	753	8,057
Lannett Co., Inc. (x)*	2,225	49,061
Medicines Co. (The) (x)*	466	15,816
Novan, Inc.*	60	1,621
Omeros Corp. (x)*	1,167	11,577
Phibro Animal Health Corp., Class A	105	3,077
Tetraphase Pharmaceuticals, Inc.*	3,025	12,191
TherapeuticsMD, Inc. (x)*	759	4,379
WaVe Life Sciences Ltd. (x)*	108	2,824
Zogenix, Inc. (x)*	2,020	24,543

		153,854

Total Health Care		5,759,659

Industrials (30.0%)
Aerospace & Defense (1.1%)
AAR Corp.	2,659	87,880
Aerojet Rocketdyne Holdings, Inc.*	2,335	41,913
Aerovironment, Inc. (x)*	1,368	36,703
Cubic Corp.	2,039	97,770
Curtiss-Wright Corp.	972	95,606
DigitalGlobe, Inc.*	5,077	145,456
Ducommun, Inc.*	843	21,547
Engility Holdings, Inc.*	1,440	48,528
Esterline Technologies Corp.*	2,359	210,423
KEYW Holding Corp. (The) (x)*	2,868	33,814
KLX, Inc.*	4,231	190,860
Kratos Defense & Security Solutions, Inc. (x)*	4,283	31,694
Mercury Systems, Inc.*	2,898	87,578

Moog, Inc., Class A*	2,326	$152,772
National Presto Industries, Inc.	345	36,708
Sparton Corp.*	694	16,552
Teledyne Technologies, Inc.*	1,963	241,449
Triumph Group, Inc.	3,908	103,562
Vectrus, Inc.*	718	17,124

		1,697,939

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	3,303	52,716
Atlas Air Worldwide Holdings, Inc.*	1,969	102,683
Echo Global Logistics, Inc.*	330	8,267
Hub Group, Inc., Class A*	192	8,400
Park-Ohio Holdings Corp.	688	29,309
Radiant Logistics, Inc.*	1,156	4,508
XPO Logistics, Inc.*	7,824	337,684

		543,567

Airlines (0.1%)
SkyWest, Inc.	3,987	145,326

Building Products (1.7%)
Armstrong Flooring, Inc.*	1,763	35,101
CSW Industrials, Inc.*	1,157	42,636
Gibraltar Industries, Inc.*	888	36,985
Griffon Corp.	391	10,244
Insteel Industries, Inc.	71,000	2,530,440
Quanex Building Products Corp.	2,500	50,750
Universal Forest Products, Inc.	208	21,254

		2,727,410

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	4,432	181,003
ACCO Brands Corp.*	8,481	110,677
Advanced Disposal Services, Inc.*	404	8,977
ARC Document Solutions, Inc.*	3,499	17,775
Brady Corp., Class A	873	32,781
Casella Waste Systems, Inc., Class A*	3,102	38,496
CECO Environmental Corp.	2,348	32,754
CompX International, Inc.	131	2,109
Ennis, Inc.	2,039	35,377
Essendant, Inc.	2,992	62,533
G&K Services, Inc., Class A	375	36,169
Heritage-Crystal Clean, Inc.*	511	8,023
InnerWorkings, Inc.*	287	2,827
Interface, Inc.	601	11,148
Kimball International, Inc., Class B	459	8,060
McGrath RentCorp	1,877	73,560
Mobile Mini, Inc.	85,928	2,599,322
MSA Safety, Inc.	785	54,424
NL Industries, Inc.*	606	4,939
Quad/Graphics, Inc.	1,090	29,299
SP Plus Corp.*	95	2,674
Team, Inc.*	107,168	4,206,344
Tetra Tech, Inc.	3,881	167,465
TRC Cos., Inc.*	1,521	16,123
UniFirst Corp.	1,099	157,871
Viad Corp.	723	31,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

VSE Corp.	718	$27,887
West Corp.	3,018	74,726

		8,035,227

Construction & Engineering (2.2%)
Aegion Corp.*	2,806	66,502
Ameresco, Inc., Class A*	1,708	9,394
EMCOR Group, Inc.	4,017	284,243
Granite Construction, Inc.	761	41,855
Great Lakes Dredge & Dock Corp.*	4,354	18,287
HC2 Holdings, Inc.*	2,625	15,566
IES Holdings, Inc.*	54	1,034
Layne Christensen Co.*	1,473	16,011
MYR Group, Inc.*	1,194	44,990
NV5 Global, Inc.*	150	5,010
Orion Group Holdings, Inc.*	296,968	2,954,832
Tutor Perini Corp.*	2,563	71,764

		3,529,488

Electrical Equipment (0.3%)
American Superconductor Corp.*	944	6,957
Atkore International Group, Inc.*	397	9,492
Babcock & Wilcox Enterprises, Inc.*	3,687	61,167
Encore Wire Corp.	1,630	70,660
EnerSys	2,447	191,111
FuelCell Energy, Inc. (x)*	2,337	4,090
General Cable Corp.	302	5,753
LSI Industries, Inc.	1,657	16,139
Plug Power, Inc. (x)*	5,278	6,334
Powell Industries, Inc.	694	27,066
Power Solutions International, Inc. (x)*	99	743
Preformed Line Products Co.	195	11,333
Sunrun, Inc. (x)*	5,112	27,145
Thermon Group Holdings, Inc.*	2,576	49,176
TPI Composites, Inc. (x)*	450	7,218
Vicor Corp.*	113	1,706

		496,090

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	1,087	27,392

Machinery (3.9%)
Actuant Corp., Class A	2,463	63,915
Alamo Group, Inc.	585	44,519
Albany International Corp., Class A	1,951	90,331
Altra Industrial Motion Corp.	337	12,435
American Railcar Industries, Inc. (x)	615	27,853
Astec Industries, Inc.	816	55,047
Barnes Group, Inc.	4,001	189,727
Blue Bird Corp.*	398	6,149
Briggs & Stratton Corp.	3,418	76,085
Chart Industries, Inc.*	2,462	88,681
CIRCOR International, Inc.	1,326	86,031
Columbus McKinnon Corp.	1,569	42,426
DMC Global, Inc.	1,095	17,356
Douglas Dynamics, Inc.	246	8,278
ESCO Technologies, Inc.	2,042	115,679

ExOne Co. (The) (x)*	766	$7,155
Federal Signal Corp.	4,804	74,991
Franklin Electric Co., Inc.	220	8,558
FreightCar America, Inc.	961	14,348
Gencor Industries, Inc.*	588	9,232
Global Brass & Copper Holdings, Inc.	152	5,214
Gorman-Rupp Co. (The)	189	5,850
Graham Corp.	776	17,188
Greenbrier Cos., Inc. (The) (x)	2,184	90,745
Hardinge, Inc.	947	10,493
Harsco Corp.	6,395	86,972
Hurco Cos., Inc.	511	16,914
Hyster-Yale Materials Handling, Inc.	521	33,224
Joy Global, Inc.	7,856	219,968
Kadant, Inc.	707	43,268
Kennametal, Inc.	6,293	196,719
Lindsay Corp.	112	8,356
Manitowoc Co., Inc. (The)*	10,259	61,349
Meritor, Inc.*	6,630	82,345
Milacron Holdings Corp.*	178	3,316
Miller Industries, Inc.	803	21,239
Mueller Industries, Inc.	1,292	51,628
Navistar International Corp.*	120,696	3,786,234
NN, Inc.	2,114	40,272
Rexnord Corp.*	1,556	30,482
SPX Corp.*	3,242	76,900
SPX FLOW, Inc.*	2,853	91,467
Standex International Corp.	234	20,557
Sun Hydraulics Corp.	190	7,594
Supreme Industries, Inc., Class A	426	6,688
Tennant Co.	81	5,767
Titan International, Inc. (x)	3,577	40,098
TriMas Corp.*	3,632	85,352
Wabash National Corp.	3,813	60,322
Watts Water Technologies, Inc., Class A	153	9,976

		6,255,293

Marine (2.0%)
Costamare, Inc.	2,102	11,771
Kirby Corp.*	48,000	3,192,000
Matson, Inc.	1,910	67,595
Scorpio Bulkers, Inc.*	4,509	22,771

		3,294,137

Professional Services (0.5%)
Acacia Research Corp.	3,321	21,586
CBIZ, Inc.*	4,103	56,211
Cogint, Inc. (x)*	1,299	4,482
CRA International, Inc.	691	25,291
Franklin Covey Co.*	184	3,708
FTI Consulting, Inc.*	3,061	137,990
Heidrick & Struggles International, Inc.	1,472	35,549
Hill International, Inc.*	1,738	7,560
Huron Consulting Group, Inc.*	1,537	77,849
ICF International, Inc.*	1,485	81,972
Kelly Services, Inc., Class A	2,367	54,252
Korn/Ferry International	1,894	55,740
Navigant Consulting, Inc.*	3,841	100,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Resources Connection, Inc.	2,650	$51,013
RPX Corp.*	4,090	44,172
TrueBlue, Inc.*	3,173	78,214

		836,146

Road & Rail (4.3%)
ArcBest Corp.	1,980	54,747
Celadon Group, Inc.	2,205	15,766
Covenant Transportation Group, Inc., Class A*	943	18,238
Genesee & Wyoming, Inc., Class A*	43,000	2,984,630
Knight Transportation, Inc.	352	11,634
Marten Transport Ltd.	1,821	42,429
P.A.M. Transportation Services, Inc.*	196	5,092
Roadrunner Transportation Systems, Inc.*	2,534	26,328
Saia, Inc.*	84,517	3,731,425
Universal Logistics Holdings, Inc.	212	3,466
USA Truck, Inc.*	728	6,341
Werner Enterprises, Inc.	3,567	96,131
YRC Worldwide, Inc.*	2,083	27,662

		7,023,889

Trading Companies & Distributors (8.6%)
Aircastle Ltd.	3,846	80,189
Applied Industrial Technologies, Inc.	1,647	97,832
BMC Stock Holdings, Inc. (x)*	125,657	2,450,311
CAI International, Inc.*	1,297	11,245
DXP Enterprises, Inc.*	97,197	3,376,624
GATX Corp. (x)	3,266	201,120
Kaman Corp.	1,959	95,854
Lawson Products, Inc.*	142	3,380
MRC Global, Inc.*	7,505	152,051
Neff Corp., Class A*	453	6,387
NOW, Inc.*	8,510	174,200
Rush Enterprises, Inc., Class A*	115,318	3,678,644
Rush Enterprises, Inc., Class B*	493	15,219
Textainer Group Holdings Ltd. (x)	1,840	13,708
Titan Machinery, Inc.*	1,426	20,777
Triton International Ltd.	221,648	3,502,038
Veritiv Corp.*	630	33,863
Willis Lease Finance Corp.*	309	7,904

		13,921,346

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,468	51,847

Total Industrials		48,585,097

Information Technology (6.3%)
Communications Equipment (0.7%)
ADTRAN, Inc.	1,386	30,977
Applied Optoelectronics, Inc.*	1,324	31,035
Bel Fuse, Inc., Class B	737	22,773
Black Box Corp.	1,174	17,904
Calix, Inc.*	3,317	25,541
Comtech Telecommunications Corp.	1,805	21,389
Digi International, Inc.*	2,068	28,435

EMCORE Corp.	2,139	$18,609
Finisar Corp.*	8,582	259,777
Harmonic, Inc. (x)*	6,166	30,830
Infinera Corp.*	3,412	28,968
Ixia*	5,172	83,269
KVH Industries, Inc.*	1,235	14,573
NETGEAR, Inc.*	873	47,448
NetScout Systems, Inc.*	7,201	226,832
Oclaro, Inc.*	1,369	12,253
Quantenna Communications, Inc.*	219	3,970
ShoreTel, Inc.*	4,132	29,544
Silicom Ltd.	335	13,765
Sonus Networks, Inc.*	3,318	20,903
ViaSat, Inc.*	455	30,130
Viavi Solutions, Inc.*	18,804	153,817

		1,152,742

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	1,108	11,479
Anixter International, Inc.*	2,307	186,982
AVX Corp.	3,705	57,909
Benchmark Electronics, Inc.*	3,930	119,865
Control4 Corp.*	1,616	16,483
CTS Corp.	2,502	56,045
Daktronics, Inc.	3,028	32,400
Electro Scientific Industries, Inc.*	2,187	12,947
ePlus, Inc.*	141	16,243
FARO Technologies, Inc.*	998	35,928
II-VI, Inc.*	3,403	100,899
Insight Enterprises, Inc.*	2,911	117,721
InvenSense, Inc.*	6,588	84,261
Kimball Electronics, Inc.*	2,234	40,659
Knowles Corp. (x)*	7,068	118,106
Maxwell Technologies, Inc. (x)*	2,569	13,153
Methode Electronics, Inc.	238	9,841
MTS Systems Corp.	122	6,917
Novanta, Inc.*	1,868	39,228
OSI Systems, Inc.*	1,413	107,558
Park Electrochemical Corp.	1,534	28,609
PC Connection, Inc.	893	25,084
Plexus Corp.*	2,649	143,152
RadiSys Corp.*	165	731
Rogers Corp.*	952	73,123
Sanmina Corp.*	5,848	214,329
ScanSource, Inc.*	2,030	81,911
SYNNEX Corp.	2,341	283,308
Systemax, Inc.	875	7,674
Tech Data Corp.*	2,781	235,495
TTM Technologies, Inc.*	5,865	79,940
Vishay Intertechnology, Inc. (x)	10,820	175,284
Vishay Precision Group, Inc.*	960	18,144

		2,551,408

Internet Software & Services (1.5%)
Apptio, Inc., Class A*	97	1,797
Autobytel, Inc.*	551	7,411
Bankrate, Inc.*	3,834	42,366
Bazaarvoice, Inc.*	6,596	31,991
Blucora, Inc.*	2,508	36,993
ChannelAdvisor Corp.*	130	1,866
Coupa Software, Inc. (x)*	123	3,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Global Sources Ltd.*	642	$5,682
Intralinks Holdings, Inc.*	3,141	42,466
Limelight Networks, Inc. (x)*	5,814	14,651
Liquidity Services, Inc.*	1,982	19,325
Marchex, Inc., Class B*	2,799	7,417
MeetMe, Inc.*	415	2,046
NIC, Inc.	90,000	2,151,000
Numerex Corp., Class A*	890	6,586
QuinStreet, Inc.*	2,966	11,152
RealNetworks, Inc.*	1,897	9,220
Reis, Inc.	237	5,273
RetailMeNot, Inc.*	3,111	28,932
Rightside Group Ltd.*	905	7,484
TechTarget, Inc.*	862	7,353
Trade Desk, Inc. (The), Class A (x)*	272	7,526

		2,451,613

IT Services (0.5%)
Acxiom Corp.*	3,213	86,108
CACI International, Inc., Class A*	1,950	242,385
Cass Information Systems, Inc.	367	27,000
Convergys Corp.	3,584	88,023
Datalink Corp.*	1,499	16,879
EVERTEC, Inc.	934	16,578
ManTech International Corp., Class A	2,002	84,584
MoneyGram International, Inc.*	2,386	28,179
NCI, Inc., Class A	524	7,310
NeuStar, Inc., Class A*	359	11,991
Perficient, Inc.*	918	16,056
PFSweb, Inc.*	116	986
ServiceSource International, Inc.*	1,772	10,065
Sykes Enterprises, Inc.*	3,176	91,659
Travelport Worldwide Ltd.	2,485	35,039
Unisys Corp. (x)*	1,359	20,317

		783,159

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	176	9,636
Advanced Micro Devices, Inc.*	31,281	354,726
Alpha & Omega Semiconductor Ltd.*	1,426	30,331
Ambarella, Inc. (x)*	1,537	83,198
Amkor Technology, Inc.*	7,585	80,022
Axcelis Technologies, Inc.*	2,323	33,800
Brooks Automation, Inc.	5,454	93,100
Cabot Microelectronics Corp.	1,641	103,662
Cavium, Inc.*	664	41,460
Cohu, Inc.	2,092	29,079
Diodes, Inc.*	3,067	78,730
DSP Group, Inc.*	1,708	22,289
Entegris, Inc.*	4,228	75,681
Exar Corp.*	2,677	28,858
FormFactor, Inc.*	2,333	26,130
GigPeak, Inc.*	4,265	10,748
Impinj, Inc. (x)*	174	6,149
Intersil Corp., Class A	10,682	238,209
IXYS Corp.	1,991	23,693
Kopin Corp.*	4,879	13,856

MKS Instruments, Inc.	4,017	$238,610
Nanometrics, Inc.*	349	8,746
NeoPhotonics Corp.*	2,067	22,344
NVE Corp.	186	13,286
PDF Solutions, Inc.*	118	2,661
Photronics, Inc.*	5,215	58,929
Rambus, Inc.*	6,515	89,712
Rudolph Technologies, Inc.*	2,399	56,017
Sigma Designs, Inc.*	2,861	17,166
Tessera Holding Corp.	1,384	61,173
Ultra Clean Holdings, Inc.*	2,535	24,589
Ultratech, Inc.*	1,588	38,080
Veeco Instruments, Inc.*	3,202	93,338
Xcerra Corp.*	4,248	32,455

		2,140,463

Software (0.6%)
Blackline, Inc.*	128	3,537
Bottomline Technologies de, Inc.*	435	10,884
Digimarc Corp.*	37	1,110
EnerNOC, Inc. (x)*	312	1,872
Everbridge, Inc. (x)*	89	1,642
Glu Mobile, Inc. (x)*	8,306	16,114
Mentor Graphics Corp.	8,562	315,852
MicroStrategy, Inc., Class A*	359	70,866
Park City Group, Inc. (x)*	68	864
Progress Software Corp.	3,498	111,691
QAD, Inc., Class A	775	23,560
Rosetta Stone, Inc.*	345	3,074
Rubicon Project, Inc. (The)*	1,808	13,415
SecureWorks Corp., Class A*	345	3,653
Silver Spring Networks, Inc.*	172	2,289
Tangoe, Inc.*	2,225	17,533
Telenav, Inc.*	2,598	18,316
TiVo Corp.*	6,473	135,286
VASCO Data Security International, Inc.*	249	3,399
Verint Systems, Inc.*	4,992	175,968

		930,925

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	865	3,806
CPI Card Group, Inc.	1,100	4,565
Diebold Nixdorf, Inc.	3,665	92,175
Eastman Kodak Co.*	259	4,014
Immersion Corp.*	1,590	16,902
Stratasys Ltd.*	2,077	34,354
Super Micro Computer, Inc.*	2,449	68,694
USA Technologies, Inc. (x)*	371	1,595

		226,105

Total Information Technology		10,236,415

Materials (2.3%)
Chemicals (0.9%)
A. Schulman, Inc.	2,274	76,065
AgroFresh Solutions, Inc.*	1,825	4,836
American Vanguard Corp.	2,267	43,413
Calgon Carbon Corp.	4,050	68,850
Chemours Co. (The)	2,400	53,016
Chemtura Corp.*	2,525	83,830
FutureFuel Corp.	1,987	27,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

GCP Applied Technologies, Inc.*	890	$23,808
Hawkins, Inc.	612	33,017
Ingevity Corp.*	676	37,085
Innophos Holdings, Inc.	165	8,623
Innospec, Inc.	1,880	128,780
KMG Chemicals, Inc.	401	15,595
Koppers Holdings, Inc.*	323	13,017
Kraton Corp.*	2,377	67,697
Kronos Worldwide, Inc. (x)	1,760	21,014
LSB Industries, Inc. (x)*	1,684	14,179
Minerals Technologies, Inc.	1,289	99,575
Olin Corp.	13,224	338,667
OMNOVA Solutions, Inc.*	1,261	12,610
Quaker Chemical Corp.	257	32,881
Rayonier Advanced Materials, Inc. (x)	1,377	21,289
Stepan Co.	1,426	116,191
TerraVia Holdings, Inc. (x)*	6,339	7,290
Trecora Resources*	271	3,753
Tredegar Corp.	2,030	48,720
Tronox Ltd., Class A	5,177	53,375
Valhi, Inc.	1,880	6,505

		1,461,300

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	153	11,590

Containers & Packaging (0.1%)
Greif, Inc., Class A	2,029	104,108
Greif, Inc., Class B	460	31,073
UFP Technologies, Inc.*	507	12,903

		148,084

Metals & Mining (1.1%)
AK Steel Holding Corp.*	24,776	252,963
Allegheny Technologies, Inc. (x)	8,691	138,448
Ampco-Pittsburgh Corp.	683	11,440
Carpenter Technology Corp.	3,680	133,106
Century Aluminum Co.*	3,759	32,177
Cliffs Natural Resources, Inc.*	17,609	148,092
Coeur Mining, Inc.*	3,654	33,215
Commercial Metals Co.	9,160	199,505
Ferroglobe plc (x)	5,264	57,009
Gold Resource Corp. (x)	785	3,415
Handy & Harman Ltd.*	241	6,157
Haynes International, Inc.	992	42,646
Hecla Mining Co.	30,696	160,847
Kaiser Aluminum Corp.	895	69,532
Materion Corp.	1,596	63,202
Olympic Steel, Inc.	724	17,542
Ryerson Holding Corp.*	1,016	13,564
Schnitzer Steel Industries, Inc., Class A	2,088	53,662
Stillwater Mining Co.*	9,802	157,910
SunCoke Energy, Inc.*	5,180	58,741
TimkenSteel Corp.*	3,178	49,195

		1,702,368

Paper & Forest Products (0.2%)
Boise Cascade Co.*	452	10,170
KapStone Paper and Packaging Corp.	6,417	141,495

Louisiana-Pacific Corp.*	797	$15,087
P.H. Glatfelter Co.	3,498	83,567
Schweitzer-Mauduit International, Inc.	1,964	89,421

		339,740

Total Materials		3,663,082

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (4.7%)
Acadia Realty Trust (REIT)	5,047	164,936
Agree Realty Corp. (REIT)	1,873	86,252
Alexander’s, Inc. (REIT)	7	2,988
American Assets Trust, Inc. (REIT)	2,040	87,883
Armada Hoffler Properties, Inc. (REIT)	309	4,502
Ashford Hospitality Prime, Inc. (REIT)	1,902	25,962
Ashford Hospitality Trust, Inc. (REIT)	6,346	49,245
Bluerock Residential Growth REIT, Inc. (REIT)	1,516	20,799
CatchMark Timber Trust, Inc. (REIT), Class A	3,098	34,883
CBL & Associates Properties, Inc. (REIT)	13,585	156,227
Cedar Realty Trust, Inc. (REIT)	6,657	43,470
Chatham Lodging Trust (REIT)	3,020	62,061
Chesapeake Lodging Trust (REIT)	3,505	90,639
City Office REIT, Inc. (REIT)	286	3,767
Colony Starwood Homes (REIT)	5,213	150,187
Community Healthcare Trust, Inc. (REIT)	1,010	23,260
CorEnergy Infrastructure Trust, Inc. (REIT) (x)	959	33,450
Cousins Properties, Inc. (REIT)	27,046	230,161
DiamondRock Hospitality Co. (REIT)	16,003	184,515
Easterly Government Properties, Inc. (REIT)	2,592	51,892
Education Realty Trust, Inc. (REIT)	5,168	218,606
Farmland Partners, Inc. (REIT) (x)	944	10,535
FelCor Lodging Trust, Inc. (REIT)	1,385	11,094
First Industrial Realty Trust, Inc. (REIT)	7,293	204,569
First Potomac Realty Trust (REIT)	4,665	51,175
Four Corners Property Trust, Inc. (REIT)	1,102	22,613
Franklin Street Properties Corp. (REIT)	8,392	108,760
GEO Group, Inc. (The) (REIT)	4,674	167,937
Getty Realty Corp. (REIT)	2,086	53,172
Gladstone Commercial Corp. (REIT)	1,746	35,095
Global Medical REIT, Inc. (REIT) (x)	613	5,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Global Net Lease, Inc. (REIT) (x)	13,688	$107,177
Government Properties Income Trust (REIT)	5,612	106,993
Gramercy Property Trust (REIT)	28,642	262,934
Healthcare Realty Trust, Inc. (REIT)	9,119	276,488
Hersha Hospitality Trust (REIT)	3,182	68,413
Hudson Pacific Properties, Inc. (REIT)	8,430	293,195
Independence Realty Trust, Inc. (REIT) (x)	4,499	40,131
InfraREIT, Inc. (REIT)*	3,238	57,993
Investors Real Estate Trust (REIT)	9,711	69,239
Kite Realty Group Trust (REIT)	6,630	155,672
LaSalle Hotel Properties (REIT)	8,515	259,452
Lexington Realty Trust (REIT)	18,303	197,672
LTC Properties, Inc. (REIT)	407	19,121
Mack-Cali Realty Corp. (REIT)	7,186	208,538
MedEquities Realty Trust, Inc. (REIT)	457	5,073
Medical Properties Trust, Inc. (REIT)	15,690	192,987
Monmouth Real Estate Investment Corp. (REIT) (x)	4,305	65,608
Monogram Residential Trust, Inc. (REIT) (x)	13,546	146,568
National Storage Affiliates Trust (REIT)	2,515	55,506
New Senior Investment Group, Inc. (REIT)	6,221	60,904
New York REIT, Inc. (REIT)	13,284	134,434
NexPoint Residential Trust, Inc. (REIT)	1,440	32,170
NorthStar Realty Europe Corp. (REIT)	4,344	54,604
One Liberty Properties, Inc. (REIT)	1,043	26,200
Parkway, Inc. (REIT)*	3,405	75,761
Pebblebrook Hotel Trust (REIT)	5,756	171,241
Pennsylvania REIT (REIT)	3,921	74,342
Physicians Realty Trust (REIT)	5,277	100,052
Preferred Apartment Communities, Inc. (REIT), Class A (x)	1,767	26,346
RAIT Financial Trust (REIT)	7,044	23,668
Ramco-Gershenson Properties Trust (REIT)	6,337	105,067
Retail Opportunity Investments Corp. (REIT)	2,525	53,353
Rexford Industrial Realty, Inc. (REIT)	3,249	75,344
RLJ Lodging Trust (REIT)	9,704	237,651
Sabra Health Care REIT, Inc. (REIT)	4,368	106,667
Saul Centers, Inc. (REIT)	90	5,995
Select Income REIT (REIT)	5,089	128,243
Seritage Growth Properties (REIT), Class A (x)	2,008	85,762
Silver Bay Realty Trust Corp. (REIT)	2,692	46,141
Summit Hotel Properties, Inc. (REIT)	6,991	112,066

Sunstone Hotel Investors, Inc. (REIT)	17,335	$264,359
Terreno Realty Corp. (REIT)	2,713	77,293
Tier REIT, Inc. (REIT)	3,840	66,778
UMH Properties, Inc. (REIT)	1,373	20,664
Washington Prime Group, Inc. (REIT)	11,816	123,005
Washington Real Estate Investment Trust (REIT)	3,864	126,314
Whitestone REIT (REIT)	2,054	29,536
Xenia Hotels & Resorts, Inc. (REIT)	8,324	161,652

		7,590,475

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.	1,764	79,151
AV Homes, Inc.*	673	10,633
Consolidated-Tomoka Land Co.	38	2,030
Forestar Group, Inc.*	2,492	33,144
FRP Holdings, Inc.*	500	18,850
Griffin Industrial Realty, Inc.	49	1,555
Kennedy-Wilson Holdings, Inc.	3,313	67,916
RE/MAX Holdings, Inc., Class A	1,424	79,744
St Joe Co. (The)*	4,045	76,855
Stratus Properties, Inc.*	494	16,178
Tejon Ranch Co.*	1,111	28,253
Trinity Place Holdings, Inc.*	1,396	12,941

		427,250

Total Real Estate		8,017,725

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	839	67,229
Cincinnati Bell, Inc.*	3,411	76,236
Consolidated Communications Holdings, Inc. (x)	1,218	32,703
FairPoint Communications, Inc.*	405	7,573
Globalstar, Inc. (x)*	11,139	17,600
Hawaiian Telcom Holdco, Inc.*	499	12,365
IDT Corp., Class B	552	10,234
Intelsat SA*	2,462	6,573
Iridium Communications, Inc. (x)*	6,711	64,426
Lumos Networks Corp.*	1,409	22,009
ORBCOMM, Inc.*	454	3,755
pdvWireless, Inc. (x)*	828	18,671
Vonage Holdings Corp.*	13,774	94,352
Windstream Holdings, Inc. (x)	6,722	49,272

		482,998

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,198	14,604
NII Holdings, Inc.*	4,565	9,815
Spok Holdings, Inc.	1,627	33,760

		58,179

Total Telecommunication Services		541,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Number of Shares	Value (Note 1)

Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	3,966	$254,577
El Paso Electric Co.	3,240	150,660
Empire District Electric Co. (The)	3,534	120,474
Genie Energy Ltd., Class B (x)*	1,028	5,911
IDACORP, Inc.	4,037	325,180
MGE Energy, Inc.	1,501	98,015
Otter Tail Corp.	3,052	124,522
PNM Resources, Inc.	6,383	218,937
Portland General Electric Co.	7,160	310,243

		1,608,519

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,105	73,980
Delta Natural Gas Co., Inc.	526	15,427
New Jersey Resources Corp.	6,303	223,756
Northwest Natural Gas Co.	2,177	130,185
ONE Gas, Inc.	4,166	266,457
South Jersey Industries, Inc.	6,411	215,987
Southwest Gas Corp.	3,387	259,512
Spire, Inc.	3,574	230,702
WGL Holdings, Inc.	3,828	292,000

		1,708,006

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	8,891	22,227
Atlantica Yield plc (x)	4,693	90,810
Dynegy, Inc.*	9,273	78,450
NRG Yield, Inc., Class A	2,845	43,699
NRG Yield, Inc., Class C	5,072	80,138
Ormat Technologies, Inc.	1,714	91,905
Pattern Energy Group, Inc.	1,049	19,920
TerraForm Global, Inc., Class A*	7,403	29,242
TerraForm Power, Inc., Class A (x)*	7,043	90,221
Vivint Solar, Inc. (x)*	1,981	5,051

		551,663

Multi-Utilities (0.4%)
Avista Corp.	5,079	203,109
Black Hills Corp.	4,125	253,028
NorthWestern Corp.	3,889	221,167
Unitil Corp.	1,105	50,101

		727,405

Water Utilities (0.2%)
American States Water Co.	986	44,922
AquaVenture Holdings Ltd.*	183	4,489
Artesian Resources Corp., Class A	605	19,324
California Water Service Group	1,566	53,087
Connecticut Water Service, Inc.	664	37,084
Consolidated Water Co. Ltd.	1,157	12,553
Middlesex Water Co.	175	7,515
SJW Group	1,305	73,054
York Water Co. (The)	113	4,317

		256,345

Total Utilities		4,851,938

Total Common Stocks (99.6%) (Cost $135,231,953)		161,217,710

	Number of Rights	Value (Note 1)

RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc. (Contingent Value Shares)*†	2,344	$—

Total Information Technology		—

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc. (Contingent Value Shares)*†	3,801	8,552

Total Telecommunication Services		8,552

Total Rights (0.0%) (Cost $—)		8,552

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	40,478	40,490

	Principal Amount	Value (Note 1)

Repurchase Agreements (4.4%)
Bank of Nova Scotia, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $500,028, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-2.375%, maturing 11/30/17-1/15/27; total market value $510,000. (xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $300,024, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $306,000. (xx)	300,000	300,000
Citigroup Global Markets Ltd., 0.69%, dated 12/30/16, due 1/3/17, repurchase price $100,008, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $2,000,233, collateralized by various Common Stocks; total market value $2,223,110. (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount	Value (Note 1)

Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $200,021, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $204,001. (xx)	$200,000	$200,000
Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $1,458,860, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $1,487,954. (xx)	1,458,779	1,458,779
HSBC Securities, Inc., 0.46%, dated 12/30/16, due 1/3/17, repurchase price $500,026, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-1.750%, maturing 12/15/19-9/30/22; total market value $510,006. (xx)	500,000	500,000
Macquarie Bank Ltd, 0.57%, dated 12/30/16, due 1/3/17, repurchase price $400,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $408,207. (xx)	400,000	400,000
Macquarie Bank Ltd, 0.76%, dated 12/30/16, due 1/3/17, repurchase price $300,025, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/5/17-5/15/46; total market value $306,155. (xx)	300,000	300,000
Natixis, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.625%, maturing 5/25/17-5/15/46; total market value $408,023. (xx)	400,000	400,000

Nomura Securities Co. Ltd., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $400,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 4/15/19-8/15/46; total market value $408,000. (xx)	$400,000	$400,000
RBC Capital Markets, 0.45%, dated 12/30/16, due 1/3/17, repurchase price $600,030, collateralized by various U.S. Government Agency Securities, ranging from 2.434%-4.500%, maturing 12/1/26-1/1/47; total market value $612,000. (xx)	600,000	600,000

Total Repurchase Agreements		7,158,779

Total Short-Term Investments (4.4%) (Cost $7,199,269)		7,199,269

Total Investments (104.0%) (Cost $142,431,222)		168,425,531
Other Assets Less Liabilities (-4.0%)		(6,510,109)

Net Assets (100%)		$161,915,422

*	Non-income producing.
†	Securities (totaling $8,552 or 0.0% of net assets) held at fair value by management.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2016.
(xx)	At December 31, 2016, the Portfolio had loaned securities with a total value of $6,985,266. This was secured by cash collateral of $7,158,779 which was subsequently invested in joint repurchase agreements with a total value of $7,158,779, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $82,117 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 1/12/17 - 5/15/45.

Investments in companies which were affiliates for the year ended December 31, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2016	Dividend Income	Realized Gain (Loss)
PennyMac Financial Services, Inc., Class A	$7,188	$—	$—	$7,792	$—	$—
PennyMac Mortgage Investment Trust (REIT)	64,245	23,262	3,206	89,364	9,770	(172)

	$71,433	$23,262	$3,206	$97,156	$9,770	$(172)

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

At December 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2016	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	10	March-17	$681,169	$678,450	$(2,719)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$19,996,392	$35,017	$—		$20,031,409
Consumer Staples	6,517,893	6,679	—		6,524,572
Energy	18,826,279	—	—		18,826,279
Financials	34,180,357	—	—		34,180,357
Health Care	5,759,659	—	—		5,759,659
Industrials	48,585,097	—	—		48,585,097
Information Technology	10,236,415	—	—		10,236,415
Materials	3,663,082	—	—		3,663,082
Real Estate	8,016,170	1,555	—		8,017,725
Telecommunication Services	541,177	—	—		541,177
Utilities	4,851,938	—	—		4,851,938
Rights
Information Technology	—	—	—	(b)	— (b)
Telecommunication Services	—	—	8,552		8,552
Short-Term Investments
Investment Companies	40,490	—	—		40,490
Repurchase Agreements	—	7,158,779	—		7,158,779

Total Assets	$161,214,949	$7,202,030	$8,552		$168,425,531

Liabilities:
Futures	$(2,719)	$—	$—		$(2,719)

Total Liabilities	$(2,719)	$—	$—		$(2,719)

Total	$161,212,230	$7,202,030	$8,552		$168,422,812

(a)	A security with a market value of $6,679 transferred from Level 1 to Level 2 at the end of the year due to inactive trading.
(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the year ended December 31, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Fair Values of Derivative Instruments as of December 31, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,719	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$67,733

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Futures
Equity contracts	$7,539

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $691,000 during the year ended December 31, 2016.

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 20%)*	$35,453,296
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 27%)*	$42,472,963

* During the year ended December 31, 2016, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total Purchases and/or Sales).

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,050,558
Aggregate gross unrealized depreciation	(16,070,233)

Net unrealized appreciation	$25,980,325

Federal income tax cost of investments	$142,445,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value (x):
Affiliated Issuers (Cost $119,129)	$97,156
Unaffiliated Issuers (Cost $135,153,314)	161,169,596
Repurchase Agreements (Cost $7,158,779)	7,158,779
Cash	473,851
Cash held as collateral at broker	33,200
Receivable for securities sold	279,412
Dividends, interest and other receivables	243,882
Securities lending income receivable	15,764
Receivable from Separate Accounts for Trust shares sold	5,223
Other assets	430

Total assets	169,477,293

LIABILITIES
Payable for return of collateral on securities loaned	7,158,779
Payable for securities purchased	241,227
Investment management fees payable	83,365
Administrative fees payable	17,300
Payable to Separate Accounts for Trust shares redeemed	10,692
Due to broker for futures variation margin	2,843
Trustees’ fees payable	225
Distribution fees payable – Class IB	105
Accrued expenses	47,335

Total liabilities	7,561,871

NET ASSETS	$161,915,422

Net assets were comprised of:
Paid in capital	$137,045,025
Accumulated undistributed net investment income (loss)	206,755
Accumulated undistributed net realized gain (loss) on investments and futures	(1,327,948)
Net unrealized appreciation (depreciation) on investments and futures	25,991,590

Net assets	$161,915,422

Class IB
Net asset value, offering and redemption price per share, $510,514 / 55,631 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.18

Class K
Net asset value, offering and redemption price per share, $161,404,908 / 17,604,560 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.17

(x)	Includes value of securities on loan of $6,985,266.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Dividends ($9,770 of dividend income received from affiliates) (net of $5,691 foreign withholding tax)	$2,128,552
Interest	1,631
Securities lending (net)	214,094

Total income	2,344,277

EXPENSES
Investment management fees	1,083,337
Administrative fees	169,841
Custodian fees	69,500
Professional fees	55,099
Printing and mailing expenses	9,413
Trustees’ fees	3,095
Distribution fees – Class IB	757
Miscellaneous	6,766

Gross expenses	1,397,808
Less: Waiver from investment manager	(134,202)

Net expenses	1,263,606

NET INVESTMENT INCOME (LOSS)	1,080,671

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments ($(172) of realized gain (loss) from affiliates)	670,428
Net distributions of realized gain received from underlying funds	11
Futures	67,733

Net realized gain (loss)	738,172

Change in unrealized appreciation (depreciation) on:
Investments ($5,667 of change in unrealized appreciation (depreciation) from affiliates)	34,697,003
Futures	7,539

Net change in unrealized appreciation (depreciation)	34,704,542

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,442,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,523,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,080,671	$354,906
Net realized gain (loss) on investments, futures and net distributions of realized gain received from underlying funds	738,172	638,809
Net change in unrealized appreciation (depreciation) on investments and futures	34,704,542	(30,746,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,523,385	(29,752,910)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(2,367)	(161)
Class K	(1,135,781)	(443,720)

	(1,138,148)	(443,881)

Distributions from net realized capital gains
Class IB	—	(3,565)
Class K	—	(2,424,508)

	—	(2,428,073)

Return of capital
Class IB	(305)	(111)
Class K	(146,574)	(73,554)

	(146,879)	(73,665)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,285,027)	(2,945,619)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 32,016 and 28,166 shares, respectively ]	249,499	238,177
Capital shares issued in reinvestment of dividends and distributions [ 288 and 541 shares, respectively ]	2,672	3,837
Capital shares repurchased [ (5,124) and (2,821) shares, respectively ]	(38,951)	(25,136)

Total Class IB transactions	213,220	216,878

Class K
Capital shares sold [ 1,159,770 and 3,165,814 shares, respectively ]	8,187,280	25,125,964
Capital shares issued in reinvestment of dividends and distributions [ 138,526 and 414,607 shares, respectively ]	1,282,355	2,941,782
Capital shares repurchased [ (2,476,240) and (2,629,873) shares, respectively ]	(17,573,113)	(20,946,491)

Total Class K transactions	(8,103,478)	7,121,255

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,890,258)	7,338,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,348,100	(25,360,396)
NET ASSETS:
Beginning of year	134,567,322	159,927,718

End of year (a)	$161,915,422	$134,567,322

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$206,755	$181,389

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2016	May 1, 2015** to December 31, 2015		January 1, 2015 to April 13, 2015‡		April 21, 2014* to December 31, 2014
Class IB
Net asset value, beginning of period	$7.16	$8.84		$8.97		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.01		—	#	(0.01)
Net realized and unrealized gain (loss) on investments and futures	2.02	(1.55)		0.06		(0.79)

Total from investment operations	2.07	(1.54)		0.06		(0.80)

Less distributions:
Dividends from net investment income	(0.04)	(0.01)		—		—
Distributions from net realized gains	—	(0.13)		—		(0.23)
Return of capital	(0.01)	—	#	—		—

Total dividends and distributions	(0.05)	(0.14)		—		(0.23)

Net asset value, end of period	$9.18	$7.16		$9.03		$8.97

Total return (b)	28.90%	(17.39)%		0.67%		(7.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$511	$204		$—		$23
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18%	1.22%		1.25%		1.25%
Before waivers and reimbursements (a)(f)	1.28%	1.26%		1.25%		5.96%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.21	%(l)	(0.12	)%(l)	(0.13	)%(l)
Before waivers and reimbursements (a)(f)	0.52%	0.17	%(l)	(0.12	)%(l)	(4.84	)%(l)
Portfolio turnover rate (z)^	26%	26%		26%		18%

	Year Ended December 31,		April 21, 2014* to December 31, 2014
Class K	2016	2015
Net asset value, beginning of period	$7.15	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.02	0.01
Net realized and unrealized gain (loss) on investments and futures	2.03	(1.69)	(0.80)

Total from investment operations	2.09	(1.67)	(0.79)

Less distributions:
Dividends from net investment income	(0.06)	(0.02)	(0.01)
Distributions from net realized gains	—	(0.13)	(0.23)
Return of capital	(0.01)	— #	—

Total dividends and distributions	(0.07)	(0.15)	(0.24)

Net asset value, end of period	$9.17	$7.15	$8.97

Total return (b)	29.27%	(18.49)%	(7.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,405	$134,364	$159,905
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.93%	0.98%	1.00%
Before waivers and reimbursements (a)(f)	1.03%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.80%	0.24%	0.14	%(l)
Before waivers and reimbursements (a)(f)	0.70%	0.22%	0.11	%(l)
Portfolio turnover rate (z)^	26%	26%	18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

AXA/PACIFIC GLOBAL SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Resumed operations.
‡	After the close of business on April 30, 2015, operations ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2016

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.4%)
Ares XXV CLO Ltd.,
Series 2012-3A AR 2.100%, 1/17/24 (l)§		$300,000	$300,001
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-1A AR 2.111%, 4/20/22 (l)§		147,700	147,702
CIFC Funding Ltd.,
Series 2012-1A A1R2 2.176%, 8/14/24 (l)§		288,892	288,890
Series 2012-2A A1R 2.292%, 12/5/24 (l)§		200,000	199,968
Cordatus CLO I plc,
Series 2006-1X A2 0.819%, 1/30/24 (l)(m)	GBP	56,820	69,701
Cordatus CLO II plc,
Series 2007-1X A1F 0.042%, 7/25/24 (l)(m)	EUR	198,596	208,338
Series 2007-1X A2 0.844%, 7/25/24 (l)(m)	GBP	81,864	99,657
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2 1.806%, 9/25/34 (l)		$121,154	115,933
Denali Capital CLO VII Ltd.,
Series 2007-1A A1L 1.112%, 1/22/22 (l)§		297,968	294,641
Highlander Euro CDO III BV,
Series 2007-3A A 0.000%, 5/1/23 (l)§	EUR	92,866	97,483
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 0.916%, 5/25/37 (l)		$131,466	126,386
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A4 0.926%, 4/25/36 (l)		145,575	144,207
Navient Student Loan Trust,
Series 2016-7A A 1.906%, 3/25/66 (l)§		98,802	99,810
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 1.226%, 1/25/36 (l)		200,000	177,810
Option One Mortgage Loan Trust,
Series 2004-3 M2 1.611%, 11/25/34 (l)		28,680	26,673
Penta CLO 2 BV,
Series 2015-2A ANV 1.300%, 8/4/28 (l)§	EUR	250,000	264,085
RAAC Trust,
Series 2007-SP3 A1 1.956%, 9/25/47 (l)		$51,786	50,857
Symphony CLO VIII LP,
Series 2012-8A AR 1.976%, 1/9/23 (l)§		228,848	228,847
U.S. Residential Opportunity Fund II Trust,
Series 2016-3II A 3.598%, 10/27/36 (e)§		98,407	98,593
VOLT XL LLC,
Series 2015-NP14 A1 4.375%, 11/27/45 (e)§		62,342	62,873
VOLT XLI LLC,
Series 2016-NPL1 A1 4.250%, 2/26/46 (e)§		$224,972	$227,965
VOLT XXXIX LLC,
Series 2015-NP13 A1 4.125%, 10/25/45 (e)§		68,222	68,732
Voya CLO Ltd.,
Series 2012-2A AR 2.180%, 10/15/22 (l)§		100,000	100,000
WhiteHorse VI Ltd.,
Series 2012-1A A1R 2.078%, 2/3/25 (l)§		300,000	299,998

Total Asset-Backed Securities			3,799,150

Collateralized Mortgage Obligations (1.7%)
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 1.026%, 10/19/45 (l)		102,524	91,042
GNMA,
Series 2016-H17 FC 1.360%, 8/20/66 (l)		298,743	302,040
GSR Mortgage Loan Trust,
Series 2004-12 3A6 3.096%, 12/25/34 (l)		29,153	29,593
Series 2005-AR4 6A1 3.209%, 7/25/35 (l)		162,582	163,775
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 3.188%, 4/25/35 (l)		44,309	44,272
Lehman Mortgage Trust,
Series 2005-3 4A1 5.314%, 1/25/36 (l)		39,539	37,353
Sequoia Mortgage Trust,
Series 6 A 1.376%, 4/19/27 (l)		303,772	279,213
Trinity Square plc,
Series 2015-1A A 1.551%, 7/15/51 (l)§	GBP	173,703	214,734

Total Collateralized Mortgage Obligations			1,162,022

Commercial Mortgage-Backed Security (0.1%)
Morgan Stanley Capital I Trust,
Series 2007-IQ16 A4 5.809%, 12/12/49		$71,750	72,774

Total Commercial Mortgage-Backed Securities			72,774

Corporate Bonds (5.1%)
Consumer Discretionary (0.3%)
Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	223,099

Total Consumer Discretionary			223,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount		Value (Note 1)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Petrobras Global Finance BV
8.375%, 5/23/21		$200,000	$215,460

Total Energy			215,460

Financials (3.2%)
Banks (0.6%)
JPMorgan Chase & Co.
1.432%, 4/25/18 (l)		180,000	180,411
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/17	DKK	200,000	28,595
2.000%, 10/1/17		600,000	86,418
2.500%, 10/1/47		100,000	14,287
Santander Holdings USA, Inc.
2.380%, 11/24/17 (l)		$100,000	100,787

			410,498

Capital Markets (0.9%)
Deutsche Bank AG
4.250%, 10/14/21§		350,000	350,610
Goldman Sachs Group, Inc. (The)
2.163%, 9/15/20 (l)		200,000	201,750
ING Bank NV
2.625%, 12/5/22§		100,000	99,157

			651,517

Consumer Finance (0.5%)
Ally Financial, Inc.
5.500%, 2/15/17		200,000	200,750
Volkswagen Bank GmbH
0.096%, 11/27/17 (l)(m)	EUR	100,000	105,286

			306,036

Thrifts & Mortgage Finance (1.2%)
BRFkredit A/S
2.000%, 10/1/17	DKK	300,000	43,209
4.000%, 1/1/18		200,000	29,530
2.500%, 10/1/47		100,000	14,283
Nykredit Realkredit A/S
1.000%, 7/1/17		200,000	28,489
1.000%, 10/1/17		900,000	128,738
2.000%, 10/1/17		400,000	57,612
4.000%, 1/1/18		200,000	29,490
2.000%, 4/1/18		400,000	58,242
2.500%, 10/1/47 (m)		500,000	71,381
3.000%, 10/1/47		100,000	14,676
Realkredit Danmark A/S
1.000%, 1/1/17		400,000	56,637
1.000%, 4/1/17		300,000	42,605
2.000%, 4/1/17		400,000	56,944
1.000%, 1/1/18		500,000	71,698
2.000%, 1/1/18		100,000	14,482
1.000%, 4/1/18		500,000	71,892
2.500%, 10/1/47		400,000	57,161

			847,069

Total Financials			2,215,120

Health Care (1.1%)
Health Care Equipment & Supplies (0.5%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	$400,468

Pharmaceuticals (0.6%)
Actavis Funding SCS
1.850%, 3/1/17		100,000	100,097
2.033%, 3/12/18 (l)		100,000	100,576
2.350%, 3/12/18		100,000	100,467
3.450%, 3/15/22		100,000	101,492

			402,632

Total Health Care			803,100

Information Technology (0.1%)
Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17		50,000	50,232

Total Information Technology			50,232

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
Vonovia Finance BV
3.200%, 10/2/17 (m)		100,000	100,923

Total Real Estate			100,923

Total Corporate Bonds			3,607,934

Foreign Government Securities (59.2%)
Australia Government Bond
1.369%, 2/21/22 (m)	AUD	200,000	163,672
3.539%, 9/20/25 (m)		500,000	504,502
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	109,861
Canadian Government Bond
6.637%, 12/1/21	CAD	2,267,672	2,050,126
Canadian Government Real Return Bond
1.674%, 12/1/44		145,109	135,744
1.306%, 12/1/47		523,300	472,769
Denmark Government Bond
0.104%, 11/15/23	DKK	6,371,572	969,183
Deutsche Bundesrepublik Inflation Linked Bond
1.939%, 4/15/20 (m)	EUR	220,418	257,740
0.099%, 4/15/26		527,192	623,057
0.498%, 4/15/30 (m)		284,626	356,708
0.100%, 4/15/46 (m)		81,715	107,020
France Government Bond OAT
0.261%, 7/25/18 (m)		3,787,244	4,110,986
2.762%, 7/25/20 (m)		748,818	898,605
0.101%, 7/25/21 (m)(z)		375,014	423,930
1.196%, 7/25/22 (m)(z)		454,768	543,830
0.255%, 7/25/24 (m)		102,193	118,051
1.982%, 7/25/27 (m)		806,558	1,083,990
0.705%, 7/25/30 (m)(z)		201,624	248,082
2.066%, 7/25/40 (m)		264,990	414,881
0.100%, 7/25/47 (m)		210,846	231,134
Japanese Government CPI Linked Bond
0.100%, 3/10/26	JPY	139,557,600	1,271,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Principal Amount		Value (Note 1)
Kingdom of Spain
0.550%, 11/30/19 (m)	EUR	644,704	$705,841
1.809%, 11/30/24 (m)		241,764	288,788
Kingdom of Sweden
0.125%, 6/1/26	SEK	400,000	50,761
Mexican Udibonos
4.500%, 11/22/35	MXN	1,670,164	90,087
New Zealand Government Bond
3.000%, 4/15/20 (m)	NZD	100,000	70,467
2.079%, 9/20/25 (m)		600,000	438,086
2.536%, 9/20/35 (m)		100,000	71,810
Republic of Italy
1.720%, 9/15/18	EUR	325,446	357,658
2.646%, 9/15/19		1,002,258	1,143,396
0.101%, 5/15/22 (m)		446,213	470,298
2.364%, 9/15/24 (m)		1,101,968	1,323,011
3.291%, 9/15/26		426,744	548,618
1.250%, 9/15/32 (m)		200,980	220,972
2.818%, 9/15/41 (m)		393,480	518,632
Sweden Inflation Linked Bond
0.250%, 6/1/22	SEK	700,000	87,730
United Kingdom Gilt
0.000%, 7/17/24	GBP	22,000	99,747
2.000%, 9/7/25		628,000	831,690
4.125%, 7/22/30		17,000	77,336
3.250%, 1/22/44		480,000	764,117
United Kingdom Gilt Inflation Linked Bond
0.125%, 3/22/24 (m)(z)		2,999,862	4,357,245
1.250%, 11/22/32 (m)(z)		873,136	1,662,469
0.625%, 11/22/42 (m)		18,698	39,753
0.125%, 3/22/44 (m)(z)		812,493	1,580,468
0.128%, 3/22/46 (m)		1,982,824	3,971,367
0.250%, 3/22/52 (m)(z)		438,192	1,007,541
1.722%, 11/22/55 (m)		399,611	1,245,263
0.129%, 3/22/58 (m)(z)		605,159	1,509,869
0.375%, 3/22/62 (m)		88,720	256,954
0.132%, 3/22/68 (m)(z)		244,242	741,690
United Kingdom Treasury Inflation Linked Gilt
1.250%, 11/22/17 (m)		58,786	75,176
2.414%, 11/22/22 (m)		9,015	14,165
1.705%, 11/22/27 (m)		455,813	774,561
0.139%, 3/22/29 (m)		351,386	547,511
0.850%, 3/22/34 (m)		222,388	406,907

Total Foreign Government Securities			41,445,565

Mortgage-Backed Security (4.3%)
FNMA
3.000%, 1/25/47 TBA		$1,000,000	994,219
3.500%, 1/25/47 TBA		2,000,000	2,050,000

Total Mortgage-Backed Securities			3,044,219

U.S. Treasury Obligations (52.7%)
U.S. Treasury Inflation Index Bonds
2.375%, 1/15/25 TIPS (z)		3,064,936	3,518,331
1.750%, 1/15/28 TIPS		1,200,014	1,340,114
3.625%, 4/15/28 TIPS		672,548	884,715
2.500%, 1/15/29 TIPS		1,812,683	2,187,133
3.875%, 4/15/29 TIPS		294,086	402,300
2.125%, 2/15/40 TIPS		11,184	13,856
2.125%, 2/15/41 TIPS (v)		$298,034	$371,178
0.750%, 2/15/42 TIPS		96,280	91,160
0.625%, 2/15/43 TIPS		105,140	96,310
1.375%, 2/15/44 TIPS (z)		2,209,236	2,411,238
1.000%, 2/15/46 TIPS		1,316,045	1,321,366
U.S. Treasury Inflation Index Notes
1.625%, 1/15/18 TIPS (l)		115,386	118,382
0.125%, 4/15/18 TIPS		2,421,888	2,443,457
1.375%, 7/15/18 TIPS (l)		56,049	58,144
0.125%, 4/15/19 TIPS (z)		1,392,687	1,409,769
0.125%, 4/15/20 TIPS (z)		4,448,911	4,495,486
1.250%, 7/15/20 TIPS		110,841	117,070
0.125%, 4/15/21 TIPS		958,725	964,539
0.625%, 7/15/21 TIPS		1,254,848	1,294,945
0.125%, 1/15/22 TIPS		74,761	74,909
0.125%, 7/15/22 TIPS		136,651	137,034
0.125%, 1/15/23 TIPS		1,586,584	1,575,444
0.375%, 7/15/23 TIPS		1,308,787	1,321,044
0.625%, 1/15/24 TIPS (z)		3,035,451	3,089,698
0.125%, 7/15/24 TIPS (z)		4,845,870	4,762,156
0.250%, 1/15/25 TIPS		673,583	662,499
0.375%, 7/15/25 TIPS		458,703	456,199
0.625%, 1/15/26 TIPS		539,185	543,882
0.125%, 7/15/26 TIPS		181,523	175,572
U.S. Treasury Notes
2.125%, 9/30/21		100,000	100,874
2.000%, 2/15/25 (z)		520,000	506,187

Total U.S. Treasury Obligations			36,944,991

Total Long-Term Debt Securities (128.5%) (Cost $88,022,209)			90,076,655

SHORT-TERM INVESTMENTS:
Certificates of Deposit (2.9%)
Barclays Bank plc
1.75%, 9/8/17 (l)		200,000	200,407
1.74%, 11/6/17 (l)		200,000	200,212
Mitsubishi UFJ Trust & Banking Corp.
1.71%, 9/19/17 (l)		200,000	200,447
Natixis SA
1.68%, 9/25/17 (l)		300,000	300,577
Norinchukin Bank
1.58%, 10/11/17 (l)		300,000	300,920
Sumitomo Mitsui Banking Corp.
1.66%, 9/15/17 (l)		300,000	300,335
Sumitomo Mitsui Trust Bank Ltd.
1.72%, 9/18/17 (l)		400,000	401,263
1.57%, 10/6/17 (l)		100,000	100,303

Total Certificates of Deposit			2,004,464

Foreign Government Treasury Bills (6.6%)
Federative Republic of Brazil
0.00%, 4/1/17 (p)	BRL	4,700,000	1,399,541
0.00%, 1/1/18 (p)		5,800,000	1,598,631
Japanese Treasury Bills
0.12%, 1/10/17 (p)	JPY	140,000,000	1,197,822
(0.19)%, 2/6/17 (p)		50,000,000	427,888

Total Foreign Government Treasury Bills			4,623,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

	Shares	Value (Note 1)
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	601,680	$601,860

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (1.1%)
FHLB
0.38%, 1/23/17 (o)(p)	$600,000	599,856
0.42%, 2/13/17 (o)(p)	200,000	199,897

Total U.S. Government Agency Securities		799,753

U.S. Treasury Obligations (1.2%)
U.S. Treasury Bills
0.38%, 2/2/17 (p)(w)	483,000	482,831
0.41%, 2/9/17 (p)(w)	382,000	381,826

Total U.S. Treasury Obligations		864,657

Total Short-Term Investments (12.7%) (Cost $9,110,368)		8,894,616

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option (0.0%)
90 Day Sterling Futures June 2017 @ GBP 98.50*	17	—

Total Options Purchased (0.0%) (Cost $940)		—

Total Investments Before Options Written (141.2%) (Cost $97,133,517)		98,971,271

OPTIONS WRITTEN:
Put Options (0.0%)
10 Year U.S. Treasury Notes January 2017 @ $122.50*	(3)	(516)
90 Day Sterling Futures June 2017 @ GBP 98.00*	(17)	—

		(516)

Total Options Written (0.0%) (Premiums Received $1,687)		(516)

Total Investments after Options Written (141.2%) (Cost $97,131,830)		98,970,755
Other Assets Less Liabilities (-41.2%)		(28,899,265)

Net Assets (100%)		$70,071,490

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2016, the market value of these securities amounted to $3,667,188 or 5.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2016. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2016.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2016, the market value of these securities amounted to $32,417,261 or 46.3% of net assets.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2016.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $252,941.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $574,578.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Country Diversification As a Percentage of Total Net Assets
Australia	1.0%
Brazil	4.6
Canada	3.8
Cayman Islands	2.4
Denmark	2.8
France	12.0
Germany	2.7
Ireland	0.5
Italy	6.5
Japan	6.0
Luxembourg	0.3
Mexico	0.1
Netherlands	0.5
New Zealand	0.8
Spain	1.6
Sweden	0.2
United Kingdom	29.4
United States	66.0
Cash and Other	(41.2)

100.0%

At December 31, 2016, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2016	Unrealized Appreciation/ (Depreciation)
5 Year U.S. Treasury Notes	4	March-17	$466,504	$470,656	$4,152
Euro-Bund	3	March-17	512,128	518,378	6,250

					$10,402

Sales
10 Year Japanese Government Bond	1	March-17	$1,285,509	$1,285,476	$33
10 Year U.S. Treasury Notes	35	March-17	4,375,111	4,349,844	25,267
2 Year U.S. Treasury Notes	63	March-17	13,667,004	13,651,313	15,691
90 Day Eurodollar	5	March-17	1,238,750	1,237,000	1,750
Euro-Bobl	8	March-17	1,114,980	1,125,325	(10,345)
Euro-BTP	1	March-17	140,764	142,434	(1,670)
Euro-OAT	1	March-17	158,201	159,813	(1,612)
U.S. Treasury Long Bond	10	March-17	1,518,346	1,506,563	11,783

					$40,897

					$51,299

At December 31, 2016, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)
Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Bank of America	111	$34,006	$32,311	$1,695
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	2,000	614,496	616,179	(1,683)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	600	184,349	181,893	2,456
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	1,500	460,872	433,214	27,658
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	309	94,823	90,200	4,623
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	267	82,015	78,800	3,215
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	700	215,073	211,544	3,529
Brazilian Real vs. U.S. Dollar, expiring 2/2/17	Deutsche Bank AG	686	208,952	202,964	5,988
British Pound vs. U.S. Dollar, expiring 1/6/17	Credit Suisse	841	1,036,526	1,055,004	(18,478)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	JPMorgan Chase Bank	54	7,591	8,000	(409)
European Union Euro vs. U.S. Dollar, expiring 1/6/17	Bank of America	523	550,618	556,905	(6,287)
European Union Euro vs. U.S. Dollar, expiring 1/6/17	Bank of America	13,890	14,623,761	14,445,867	177,894
European Union Euro vs. U.S. Dollar, expiring 1/6/17	Bank of America	93	97,911	98,765	(854)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 1/6/17	Credit Suisse	80	$84,225	$86,429	$(2,204)
Japanese Yen vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	120,600	1,032,051	1,061,754	(29,703)
Japanese Yen vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	31,800	272,133	279,414	(7,281)
Japanese Yen vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	149,125	1,276,161	1,268,612	7,549
Mexican Peso vs. U.S. Dollar, expiring 2/13/17	Bank of America	7,442	356,891	387,833	(30,942)
Mexican Peso vs. U.S. Dollar, expiring 2/13/17	Deutsche Bank AG	3,369	161,559	164,000	(2,441)
Russian Ruble vs. U.S. Dollar, expiring 2/22/17	Bank of America	7,161	115,537	111,921	3,616
Russian Ruble vs. U.S. Dollar, expiring 2/22/17	Credit Suisse	3,581	57,770	57,733	37
Singapore Dollar vs. U.S. Dollar, expiring 1/17/17	Bank of America	235	162,327	162,676	(349)

					$137,629

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 1/6/17	Bank of America	1,168	$868,233	$842,837	$25,396
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	600	137,859	184,349	(46,490)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	100	23,709	30,725	(7,016)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	2,100	498,044	645,221	(147,177)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	Deutsche Bank AG	686	204,784	210,843	(6,059)
Brazilian Real vs. U.S. Dollar, expiring 1/4/17	JPMorgan Chase Bank	2,000	470,477	614,496	(144,019)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,300	372,615	389,682	(17,067)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	493,111	509,585	(16,474)
Brazilian Real vs. U.S. Dollar, expiring 4/4/17	JPMorgan Chase Bank	1,700	489,350	509,585	(20,235)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,200	619,427	620,247	(820)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	700	193,995	197,351	(3,356)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	Deutsche Bank AG	2,100	555,907	592,054	(36,147)
Brazilian Real vs. U.S. Dollar, expiring 1/3/18	JPMorgan Chase Bank	800	221,147	225,544	(4,397)
British Pound vs. U.S. Dollar, expiring 1/6/17	Bank of America	593	748,600	730,868	17,732
British Pound vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	7,399	9,369,223	9,119,214	250,009
British Pound vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	843	1,072,716	1,038,991	33,725
Canadian Dollar vs. U.S. Dollar, expiring 1/6/17	JPMorgan Chase Bank	3,631	2,706,264	2,704,425	1,839
Chinese Renminbi vs. U.S. Dollar, expiring 2/15/17	Deutsche Bank AG	6,658	977,822	956,382	21,440
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	6,700	1,012,735	948,673	64,062

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	200	$28,150	$28,319	$(169)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	100	15,117	14,159	958
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	295	41,656	41,770	(114)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	404	61,869	57,204	4,665
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	200	28,141	28,319	(178)
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Bank of America	700	102,766	99,115	3,651
Danish Krone vs. U.S. Dollar, expiring 1/3/17	Credit Suisse	520	77,768	73,628	4,140
Danish Krone vs. U.S. Dollar, expiring 1/3/17	JPMorgan Chase Bank	305	44,929	43,186	1,743
Danish Krone vs. U.S. Dollar, expiring 1/3/17	JPMorgan Chase Bank	205	30,829	29,027	1,802
Danish Krone vs. U.S. Dollar, expiring 1/3/17	JPMorgan Chase Bank	220	32,610	31,150	1,460
Danish Krone vs. U.S. Dollar, expiring 1/3/17	JPMorgan Chase Bank	405	56,603	57,345	(742)
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	507	76,897	72,092	4,805
Danish Krone vs. U.S. Dollar, expiring 4/3/17	Bank of America	204	30,946	29,087	1,859
Danish Krone vs. U.S. Dollar, expiring 7/3/17	JPMorgan Chase Bank	202	30,791	28,894	1,897
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	1,927	295,376	277,137	18,239
Danish Krone vs. U.S. Dollar, expiring 10/2/17	JPMorgan Chase Bank	210	32,186	30,202	1,984
Danish Krone vs. U.S. Dollar, expiring 10/3/17	JPMorgan Chase Bank	410	62,375	58,969	3,406
European Union Euro vs. U.S. Dollar, expiring 1/6/17	Bank of America	14,586	15,472,591	15,356,515	116,076
European Union Euro vs. U.S. Dollar, expiring 2/2/17	Bank of America	13,890	14,466,008	14,645,029	(179,021)
Japanese Yen vs. U.S. Dollar, expiring 1/6/17	Bank of America	297,625	2,649,468	2,546,970	102,498
Japanese Yen vs. U.S. Dollar, expiring 1/6/17	Credit Suisse	3,900	34,462	33,375	1,087
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	Bank of America	10,000	99,125	85,606	13,519
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	JPMorgan Chase Bank	70,000	691,859	599,243	92,616
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	JPMorgan Chase Bank	20,000	198,157	171,212	26,945
Japanese Yen vs. U.S. Dollar, expiring 1/10/17	JPMorgan Chase Bank	40,000	388,350	342,425	45,925
Japanese Yen vs. U.S. Dollar, expiring 2/2/17	JPMorgan Chase Bank	149,125	1,270,184	1,278,164	(7,980)
Japanese Yen vs. U.S. Dollar, expiring 2/6/17	Bank of America	50,000	477,403	428,624	48,779
Mexican Peso vs. U.S. Dollar, expiring 2/13/17	JPMorgan Chase Bank	5,763	305,697	276,382	29,315
New Zealand Dollar vs. U.S. Dollar, expiring 1/6/17	Bank of America	867	613,563	602,260	11,303
Singapore Dollar vs. U.S. Dollar, expiring 1/17/17	Bank of America	235	166,669	162,327	4,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Singapore Dollar vs. U.S. Dollar, expiring 3/17/17	Bank of America	235	$162,626	$162,285	$341
Swedish Krona vs. U.S. Dollar, expiring 1/5/17	JPMorgan Chase Bank	1,170	127,119	128,434	(1,315)

					$318,782

					$456,411

Options Written:

Options written for the year ended December 31, 2016 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2016	84	$3,194
Options Written	244	46,644
Options Terminated in Closing Purchase Transactions	(276)	(46,148)
Options Expired	(32)	(2,003)
Options Exercised	—	—

Options Outstanding – December 31, 2016	20	$1,687

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities		Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—		$3,799,150	$—	$3,799,150
Collateralized Mortgage Obligations	—		1,162,022	—	1,162,022
Commercial Mortgage-Backed Securities	—		72,774	—	72,774
Corporate Bonds
Consumer Discretionary	—		223,099	—	223,099
Energy	—		215,460	—	215,460
Financials	—		2,215,120	—	2,215,120
Health Care	—		803,100	—	803,100
Information Technology	—		50,232	—	50,232
Real Estate	—		100,923	—	100,923
Foreign Government Securities	—		41,445,565	—	41,445,565
Forward Currency Contracts	—		1,195,818	—	1,195,818
Futures	64,926		—	—	64,926
Mortgage-Backed Securities	—		3,044,219	—	3,044,219
Options Purchased
Put Options Purchased	—	(a)	—	—	—	(a)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Certificates of Deposit	$—	$2,004,464	$—	$2,004,464
Foreign Government Treasury Bills	—	4,623,882	—	4,623,882
Investment Companies	601,860	—	—	601,860
U.S. Government Agency Securities	—	799,753	—	799,753
U.S. Treasury Obligations	—	864,657	—	864,657
U.S. Treasury Obligations	—	36,944,991	—	36,944,991

Total Assets	$666,786	$99,565,229	$—	$100,232,015

Liabilities:
Forward Currency Contracts	$—	$(739,407)	$—	$(739,407)
Futures	(13,627)	—	—	(13,627)
Options Written
Put Options Written	(516)	—	—	(516)

Total Liabilities	$(14,143)	$(739,407)	$—	$(753,550)

Total	$652,643	$98,825,822	$—	$99,478,465

(a)	Value is zero.

There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

Fair Values of Derivative Instruments as of December 31, 2016:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets Unrealized appreciation	$64,926	*
Foreign exchange contracts	Receivables	1,195,818

Total		$1,260,744

	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets Unrealized depreciation	$(14,143	)*
Foreign exchange contracts	Payables	(739,407)

Total		$(753,550)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$20,549	$(371,984)	$—	$(351,435)
Foreign exchange contracts	—	—	1,188,771	1,188,771

Total	$20,549	$(371,984)	$1,188,771	$837,336

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instrument^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(20)	$41,670	$—	$41,650
Foreign exchange contracts	—	—	469,639	469,639

Total	$(20)	$41,670	$469,639	$511,289

^ This Portfolio held forward foreign currency contracts, futures and options contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $67,335,000 during the year ended December 31, 2016 and option contracts and futures contracts with an average notional balance of approximately $5,000 and $29,901,000, respectively during the year ended December 31, 2016.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2016:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$603,191	$(217,914)	$(385,277)	$—
Credit Suisse	5,264	(5,264)	—	—
Deutsche Bank AG	57,542	(57,542)	—	—
JPMorgan Chase Bank	529,821	(249,622)	(280,199)	—

Total	$1,195,818	$(530,342)	$(665,476)	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged**	Net Amount Due to Counterparty
Bank of America	$217,914	$(217,914)	$—	$—
Credit Suisse	20,682	(5,264)	—	15,418
Deutsche Bank AG	251,189	(57,542)	(193,647)	—
JPMorgan Chase Bank	249,622	(249,622)	—	—

Total	$739,407	$(530,342)	$(193,647)	$15,418

*	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $244,524.
**	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $59,294.
(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas S.A.	(0.30)%	10/6/2016	1/24/2017	$(521,201)	$(519,302)
BNP Paribas S.A.	(0.30)	10/6/2016	1/24/2017	(420,855)	(420,377)
BNP Paribas S.A.	(0.30)	10/6/2016	1/24/2017	(253,656)	(253,010)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(1,675,372)	(1,674,297)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(1,305,603)	(1,307,062)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(1,062,099)	(1,063,151)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(3,833,007)	(3,837,014)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(790,450)	(791,389)
BNP Paribas S.A.	0.53	10/13/2016	1/17/2017	(2,664,722)	(2,667,819)
BNP Paribas S.A.	1.10	12/19/2016	3/17/2017	(3,046,458)	(3,049,984)
BNP Paribas S.A.	1.10	12/19/2016	3/17/2017	(501,800)	(500,679)
BNP Paribas S.A.	1.10	12/19/2016	3/17/2017	(1,449,457)	(1,452,840)
BNP Paribas S.A.	1.10	12/19/2016	3/17/2017	(4,689,335)	(4,700,227)
BNP Paribas S.A.	1.09	12/22/2016	3/17/2017	(1,109,903)	(1,109,483)
BNP Paribas S.A.	1.50	12/27/2016	1/4/2017	(3,494,440)	(3,494,084)

					$(26,840,718)

(1)	The average amount of borrowings while outstanding for 366 days during the year ended December 31, 2016, was approximately $27,977,000 at a weighted average interest rate of 0.58%.
(2)	Payable for sale-buyback transactions includes $22,360 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2016

The following is a summary by counterparty of Borrowings and Other Financial Transactions and collateral (received)/pledged as of December 31, 2016:

Counterparty	Payable for Sale-Buyback Transactions	Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas S.A.	$(26,840,718)	$26,558,082	$(282,636)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

	December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$3,494,084	$1,109,483	$—	$4,603,567
U.S. Treasury Notes	—	—	9,703,730	—	9,703,730
Foreign Governments	—	12,533,421	—	—	12,533,421

Total Borrowings	$—	$16,027,505	$10,813,213	$—	$26,840,718

Gross amount of recognized liabilities for sale-buybacks					$26,840,718

Investment security transactions for the year ended December 31, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,343,857
Long-term U.S. government debt securities	37,387,346

$107,731,203

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$58,412,476
Long-term U.S. government debt securities	33,934,536

$92,347,012

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,940,652
Aggregate gross unrealized depreciation	(3,201,923)

Net unrealized appreciation	$(261,271)

Federal income tax cost of investments	$99,232,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

ASSETS
Investments at value(Cost $97,133,517)	$98,971,271
Cash	66,198
Foreign cash (Cost $29,976)	29,787
Cash held as collateral at broker	141,803
Receivable for securities sold	1,661,579
Unrealized appreciation on forward foreign currency contracts	1,195,818
Receivable for forward commitments	979,219
Dividends, interest and other receivables	199,005
Receivable from Separate Accounts for Trust shares sold	103,275
Due from broker for futures variation margin	67,773
Other assets	197

Total assets	103,415,925

LIABILITIES
Payable for sale-buyback financing transactions	26,840,718
Payable for forward commitments	4,057,969
Payable for return of cash collateral on forward contracts	910,000
Unrealized depreciation on forward foreign currency contracts	739,407
Payable for securities purchased	694,347
Investment management fees payable	11,949
Payable to Separate Accounts for Trust shares redeemed	10,964
Distribution fees payable – Class IB	7,928
Administrative fees payable	5,673
Options written, at value (Premiums received $1,687)	516
Trustees’ fees payable	71
Accrued expenses	64,893

Total liabilities	33,344,435

NET ASSETS	$70,071,490

Net assets were comprised of:
Paid in capital	$70,655,840
Accumulated undistributed net investment income (loss)	446,216
Accumulated undistributed net realized gain (loss) on investments, options written, futures and foreign currency transactions	(3,360,768)
Net unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	2,330,202

Net assets	$70,071,490

Class IB
Net asset value, offering and redemption price per share, $38,725,246 / 3,997,385 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

Class K
Net asset value, offering and redemption price per share, $31,346,244 / 3,229,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.71

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

INVESTMENT INCOME
Interest (net of $3,282 foreign withholding tax)	$1,342,839
Dividends	2,485
Securities lending (net)	4

Total income	1,345,328

EXPENSES
Investment management fees	363,241
Interest expense	182,911
Distribution fees – Class IB	77,835
Professional fees	71,074
Administrative fees	60,762
Custodian fees	53,700
Printing and mailing expenses	4,024
Trustees’ fees	1,315
Miscellaneous	8,533

Gross expenses	823,395
Less: Waiver from investment manager	(108,544)

Net expenses	714,851

NET INVESTMENT INCOME (LOSS)	630,477

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,064,801)
Net distributions of realized gain received from underlying funds	13
Futures	(371,984)
Foreign currency transactions	4,230,779
Options written	30,313

Net realized gain (loss)	1,824,320

Change in unrealized appreciation (depreciation) on:
Investments	3,618,812
Futures	41,670
Foreign currency translations	(296,886)
Options written	(51)

Net change in unrealized appreciation (depreciation)	3,363,545

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,187,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,818,342

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2016	2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$630,477	$211,022
Net realized gain (loss) on investments, options written, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	1,824,320	(288,629)
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	3,363,545	(1,213,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,818,342	(1,291,323)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class IB	(1,848,682)	(325,837)
Class K	(1,571,382)	(375,840)

	(3,420,064)	(701,677)

Distributions from net realized capital gains
Class IB	(71,834)	(137,620)
Class K	(65,048)	(153,630)

	(136,882)	(291,250)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,556,946)	(992,927)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,895,487 and 1,767,719 shares, respectively ]	18,732,041	17,083,369
Capital shares issued in reinvestment of dividends and distributions [ 202,594 and 49,322 shares, respectively ]	1,920,516	463,457
Capital shares repurchased [ (845,785) and (514,412) shares, respectively ]	(8,317,780)	(4,930,655)

Total Class IB transactions	12,334,777	12,616,171

Class K
Capital shares sold [ 531,701 and 1,481,358 shares, respectively ]	5,210,076	14,308,246
Capital shares issued in reinvestment of dividends and distributions [ 172,238 and 56,245 shares, respectively ]	1,636,430	529,470
Capital shares repurchased [ (501,994) and (511,450) shares, respectively ]	(4,888,478)	(4,951,450)

Total Class K transactions	1,958,028	9,886,266

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,292,805	22,502,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,554,201	20,218,187
NET ASSETS:
Beginning of year	53,517,289	33,299,102

End of year (a)	$70,071,490	$53,517,289

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$446,216	$(36,170)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2016

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$5,818,342
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(107,731,203)
Proceeds from disposition of investment securities	92,347,012
Proceeds/(Purchases) of short-term investments, net	(2,365,398)
Decrease in premuims received on written options	(1,507)
Change in unrealized (appreciation)/depreciation on investments	(3,618,812)
Change in unrealized (appreciation)/depreciation on written options	51
Net realized (gain)/ loss on investments	2,064,788
Net amortization (accretion) of income	(457,350)
Increase in payable for forward commitments	4,057,969
Increase in payable for return of cash collateral on forward currency contracts	800,000
Decrease in receivable for securities sold	569,351
Increase in unrealized depreciation on forward foreign currency contracts	228,884
Decrease in cash held as collateral at broker	13,197
Decrease in dividends, interest and other receivables	11,380
Increase in accrued expenses	3,079
Increase in distribution fees payable – Class IB	2,557
Increase in administrative fees payable	1,110
Increase in Trustees’ fees payable	41
Increase in other assets	(58)
Decrease in investment management fees payable	(573)
Increase in due from broker for futures variation margin	(9,793)
Increase in unrealized appreciation on forward foreign currency contracts	(698,523)
Increase in receivable for forward commitments	(979,219)
Decrease in payable for securities purchased	(1,699,519)

Net cash provided (used) by operating activities	(11,644,194)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	23,838,842
Payment for shares redeemed	(13,195,294)
Proceeds from sale-buyback transactions	619,096,053
Payments on sale-buyback transactions	(619,165,027)
Increase in payable for sale-buyback financing transactions	1,040,542

Net cash provided (used) by financing activities	11,615,116

Net decrease in cash	(29,078)

Cash:
Beginning of year (including foreign currency of $56,587)	125,063

End of year (including foreign currency of $29,787)	$95,985

Supplemental disclosure of cash flow information:

For the year ended December 31, 2016, the Portfolio paid $182,911 in interest expense and had reinvestments of dividends and distributions in the amount of $3,556,946.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class IB	2016		2015		2014
Net asset value, beginning of period	$9.26		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.04		0.06	—	#
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.85		(0.27)		0.68	(0.59)

Total from investment operations	0.94		(0.23)		0.74	(0.59)

Less distributions:
Dividends from net investment income	(0.49)		(0.13)		(0.47)	(0.01)
Distributions from net realized gains	(0.02)		(0.05)		—	—

Total dividends and distributions	(0.51)		(0.18)		(0.47)	(0.01)

Net asset value, end of period	$9.69		$9.26		$9.67	$9.40

Total return (b)	10.35%		(2.36)%		7.86%	(5.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,725		$25,420		$13,949	$3,804
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.31	%****	1.12	%***	1.05%**	1.00%
Before waivers and reimbursements (a)(f)	1.49	%****	1.36	%***	1.46%**	1.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.92%		0.42%		0.65%	—	%(l)‡‡
Before waivers and reimbursements (a)(f)	0.74%		0.18%		0.24%	(0.97	)%(l)
Portfolio turnover rate (z)^	108%		66%		92%	555%

	Year Ended December 31,					February 8, 2013* to December 31, 2013
Class K	2016		2015		2014
Net asset value, beginning of period	$9.28		$9.67		$9.40	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.05		0.10	0.05
Net realized and unrealized gain (loss) on investments, options written, futures and foreign currency transactions	0.85		(0.26)		0.66	(0.62)

Total from investment operations	0.97		(0.21)		0.76	(0.57)

Less distributions:
Dividends from net investment income	(0.52)		(0.13)		(0.49)	(0.03)
Distributions from net realized gains	(0.02)		(0.05)		—	—

Total dividends and distributions	(0.54)		(0.18)		(0.49)	(0.03)

Net asset value, end of period	$9.71		$9.28		$9.67	$9.40

Total return (b)	10.63%		(2.15)%		8.14%	(5.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,346		$28,098		$19,350	$15,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.05	%*****	0.87	%***	0.80%**	0.75%
Before waivers and reimbursements (a)(f)	1.22	%*****	1.11	%***	1.18%**	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.17%		0.48%		1.00%	0.59	%(l)
Before waivers and reimbursements (a)(f)	0.99%		0.23%		0.62%	(0.37	)%(l)
Portfolio turnover rate (z)^	108%		66%		92%	555%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
**	Includes Interest Expense of 0.05%.
***	Includes Interest Expense of 0.12%.
****	Includes Interest Expense of 0.31%
*****	Includes Interest Expense of 0.30%
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighty-four diversified portfolios and two non-diversified portfolios (each a “Portfolio”). These financial statements present eight of the diversified Portfolios. The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 30, 2015, FMG LLC contributed seed capital in the following amounts into the specific classes as shown below. Operations for these classes commenced on May 1, 2015.

Portfolios:	Class	Seed capital
AXA/DoubleLine Opportunistic Core Plus Bond	Class IB	$100,000
AXA/DoubleLine Opportunistic Core Plus Bond	Class K	49,900,000
AXA/Horizon Small Cap Value	Class IB	100,000
AXA/Pacific Global Small Cap Value	Class IB	100,000

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Manager and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Manager, independently choose and maintain a portfolio of securities for the Portfolio(s).

Each of the All Asset Growth-Alt 20 Portfolio, All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio and All Asset Aggressive-Alt 75 Portfolio (each, an “All Asset Portfolio” and together, the “All Asset Portfolios”) is a type of mutual fund often described as a “fund-of-funds”. The All Asset Portfolios pursue their investment objectives by investing exclusively in other mutual funds managed by FMG LLC and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio may employ multiple Sub-Advisers (each a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will be managing its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser or Sub-Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Advisers, the Multiadviser Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC.

The investment objectives of each Portfolio are as follows:

All Asset Growth-Alt 20 Portfolio — Seeks long-term capital appreciation and current income.

All Asset Aggressive-Alt 25 Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

All Asset Aggressive-Alt 50 Portfolio — Seeks long-term capital appreciation.

All Asset Aggressive-Alt 75 Portfolio — Seeks long-term capital appreciation.

AXA/DoubleLine Opportunistic Core Plus Bond Portfolio (sub-advised by DoubleLine Capital LP) — Seeks to maximize current income and total return.

AXA/Horizon Small Cap Value Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Horizon Asset Management LLC) — Seeks to achieve long-term growth of capital.

AXA/Pacific Global Small Cap Value Portfolio (sub-advised by BlackRock and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

The following is a summary of the significant accounting policies of the Trust:

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in Investment Company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; management believes that the adoption of this rule will have no material effect on the Portfolios’ net assets or results of operations.

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Valuation:

Equity securities (including securities issued by ETFs listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and Municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

Convertible bonds and unlisted convertible preferred stocks are valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such underlying funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency

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December 31, 2016

exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations. Forward foreign exchange contracts may be settled with the counterparty in U.S. Dollars without the delivery of foreign currency.

During the year ended December 31, 2016, each of the AXA/Horizon Small Cap Value Portfolio and EQ/PIMCO Global Real Return Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2016, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At December 31, 2016, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2016. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

Offering costs are amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred during the year ended December 31, 2015 by the Portfolio shown below were:

Portfolio:	Amount
AXA/DoubleLine Opportunistic Core Plus Bond	$41,535

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations of the Portfolios. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2016, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2016 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryforwards (All Asset Aggressive-Alt 50, All Asset Aggressive-Alt 75 and AXA/Pacific Global Small Cap Value), Wash Sale Loss Deferrals (All Asset Aggressive-Alt 75 and EQ/PIMCO Global Real Return), Post-October Loss Deferrals (AXA/Horizon Small Cap Value and EQ/PIMCO Global Real Return), Deferral of loss on offsetting positions, (EQ/PIMCO Global Real Return), Loss Deferrals due to investments in affiliated Fund of Fund Investments (All Asset Growth-Alt 20) and Partnership Basis Adjustments (All Asset Aggressive-Alt 25, All Asset Aggressive-Alt 50, All Asset Aggressive-Alt 75 and AXA/Horizon Small Cap Value).

In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2016 and December 31, 2015, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
All Asset Growth-Alt 20	$3,534,970	$5,666,477	$83,025	$3,171,267	$4,338,800	$5,816,686	$8,616	$4,937,488
All Asset Aggressive-Alt 25	310,344	291,241	9,320	376,222	187,918	358,567	3,026	424,581
All Asset Aggressive-Alt 50	31,144	16,867	2,299	—	65,219	140,365	746	49,806
All Asset Aggressive-Alt 75	41,759	—	3,085	—	74,443	104,772	482	24,310
AXA/DoubleLine Opportunistic Core Plus Bond	1,994,236	—	37,711	—	1,143,761	—	—	—
AXA/Horizon Small Cap Value	793,084	8,036,390	—	—	1,357,034	5,027,862	—	—
AXA/Pacific Global Small Cap Value	1,138,148	—	—	—	790,107	2,081,847	—	—
EQ/PIMCO Global Real Return	3,556,946	—	1,045,511	—	992,927	—	127,177	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
AXA/Horizon Small Cap Value	$4,418,797
AXA/Pacific Global Small Cap Value	146,879

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2015:

Portfolios:	Return of Capital
AXA/Horizon Small Cap Value	$388,697
AXA/Pacific Global Small Cap Value	73,665

Permanent book and tax differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2016 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
All Asset Growth-Alt 20	$574,452	$(574,452)	$—
All Asset Aggressive-Alt 25	59,308	(59,309)	1
All Asset Aggressive-Alt 50	6,744	(6,746)	2
All Asset Aggressive-Alt 75	12,921	(10,085)	(2,836)
AXA/DoubleLine Opportunistic Core Plus Bond	160,552	(146,820)	(13,732)
AXA/Horizon Small Cap Value	(405,590)	325,361	80,229
AXA/Pacific Global Small Cap Value	82,843	(31)	(82,812)
EQ/PIMCO Global Real Return	3,271,973	(3,251,861)	(20,112)

The significant permanent book to tax differences related to the adjustments above are related to Short Term Capital Gain Distributions received from Fund of Fund Investments (All Asset Aggressive-Alt 75) and Reclassification of Gains and Losses from Foreign Currency Transactions (EQ/PIMCO Global Real Return).

Net Capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2016, the following Portfolios deferred to January 1, 2017 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
All Asset Growth-Alt 20	$—	$—	$—
All Asset Aggressive-Alt 25	—	—	—
All Asset Aggressive-Alt 50	—	—	—
All Asset Aggressive-Alt 75	—	—	—
AXA/DoubleLine Opportunistic Core Plus Bond	—	79,177	24,813
AXA/Horizon Small Cap Value	—	(79,425)	1,288,072
AXA/Pacific Global Small Cap Value	—	(137,255)	246,575
EQ/PIMCO Global Real Return	—	(2,141,166)	2,885,866

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses; therefore some net capital loss carryforwards that

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December 31, 2016

would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

There were no capital loss carryforward amounts from prior to the RIC Mod Act available for use and utilized during 2016.

The following Portfolios utilized net capital loss carryforwards during 2016 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses Carried Forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
All Asset Aggressive-Alt 50	$—	$—	$—	$41,199
All Asset Aggressive-Alt 75	—	—	—	64,214
AXA/DoubleLine Opportunistic Core Plus Bond	254,902	—	—	49,028
AXA/Pacific Global Small Cap Value	—	—	463,920	536,688
EQ/PIMCO Global Real Return	—	—	—	205,346

Sale-Buybacks:

The EQ/PIMCO Global Real Return Portfolio entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2016. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid to cover its obligations under sale-buyback transactions. In the event the net exposure for sale-buybacks and certain derivatives trades exceeds $250,000 (on a per counterparty basis) the Portfolio will post additional collateral. The EQ/PIMCO Global Real Return Portfolio had open sale-buybacks at December 31, 2016.

Cash and Statement of Cash Flows:

Due to the volume of sale-buyback transactions during the year ended December 31, 2016, the EQ/PIMCO Global Real Return Portfolio is presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities. Consistent with EQ/PIMCO Global Real Return Portfolio’s investment strategy, management has determined that Cash and Foreign Cash, which are comprised of U.S. dollar and foreign currency deposits at the Custodian, are considered cash for purposes of preparing the statement of cash flows.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, certain Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Joint Repurchase Agreements

During the year ended December 31, 2016, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Foreign Government Agency Securities, Corporate Bonds or Common Stocks and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at December 31, 2016 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At December 31, 2016, the Joint Repurchase Agreements (on a gross basis) in which the Portfolios participated were as follows:

Bank of Nova Scotia, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $100,005,556, collateralized by various U.S. Government Treasury Securities, ranging from 0.875%-2.375%, maturing 11/30/17-1/15/27; total market value $102,000,093.

Citigroup Global Markets Ltd., 0.69%, dated 12/30/16, due 1/3/17, repurchase price $100,007,667, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-5.375%, maturing 7/31/18-2/15/45; total market value $102,000,002.

Citigroup Global Markets Ltd., 0.71%, dated 12/30/16, due 1/3/17, repurchase price $250,019,723, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-5.250%, maturing 1/23/17-1/24/44, U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 2/15/19-2/15/44; total market value $255,000,020.

Deutsche Bank AG, 0.95%, dated 12/30/16, due 1/3/17, repurchase price $200,021,112, collateralized by various Corporate Bonds, ranging from 1.875%-2.500%, maturing 3/13/19-6/10/25; total market value $204,000,724.

Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $200,023,334, collateralized by various Common Stocks; total market value $222,311,004.

Deutsche Bank AG, 1.05%, dated 12/30/16, due 1/3/17, repurchase price $375,043,751, collateralized by various Common Stocks; total market value $416,833,133.

Deutsche Bank Securities, Inc., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $175,009,723, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 2/15/40-5/15/40; total market value $178,500,040.

HSBC Securities, Inc., 0.46%, dated 12/30/16, due 1/3/17, repurchase price $100,005,111, collateralized by various U.S. Government Treasury Securities, ranging from 1.375%-1.750%, maturing 12/15/19-9/30/22; total market value $102,001,237.

Macquarie Bank Ltd., 0.76%, dated 12/30/16, due 1/3/17, repurchase price $250,021,110, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/15/17-5/15/46; total market value $255,129,193.

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December 31, 2016

Macquarie Bank Ltd., 0.57%, dated 12/30/16, due 1/3/17, repurchase price $400,025,332, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 1/15/17-5/15/46; total market value $408,206,708.

Natixis, 0.50%, dated 12/30/16, due 1/3/17, repurchase price $500,027,780, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.625%, maturing 5/25/17-5/15/46; total market value $510,028,335.

Nomura Securities Co. Ltd., 0.50%, dated 12/30/16, due 1/3/17, repurchase price $150,008,334, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.875%, maturing 4/15/19-8/15/46; total market value $153,000,050.

RBC Capital Markets, 0.45%, dated 12/30/16, due 1/3/17, repurchase price $100,005,000, collateralized by various U.S. Government Agency Securities, ranging from 2.434%-4.500%, maturing 12/1/26-1/1/47; total market value $102,000,037.

RBS Securities, Inc., 0.45%, dated 12/30/16, due 1/3/17, repurchase price $250,012,500, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-2.625%, maturing 8/31/17-2/15/25; total market value $255,001,858.

Securities Lending:

During the year ended December 31, 2016, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at anytime.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending

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December 31, 2016

agent to be of good standing and creditworthy and approved by FMG LLC. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios, including Portfolios of the Trust not presented in these financial statements, within a calendar year and 92% thereafter. The market value of the securities on loan and the value of the related collateral as of December 31, 2016 were as follows:

Portfolios	Securities on Loan	Collateral	Collateralization
All Asset Growth-Alt 20	$4,576,355	$4,694,307	103%
All Asset Aggressive-Alt 25	608,228	624,010	103%
All Asset Aggressive-Alt 50	39,702	40,761	103%
All Asset Aggressive-Alt 75	41,939	43,069	103%
AXA/DoubleLine Opportunistic Core Plus Bond	44,764	45,638	102%
AXA/Horizon Small Cap Value	6,074,483	6,316,355	104%
AXA/Pacific Global Small Cap Value	6,985,266	7,240,896	104%

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2016, were as follows:

Portfolios	Liabilities as presented in the Statements of Assets and Liabilities
All Asset Growth-Alt 20	$4,694,307
All Asset Aggressive-Alt 25	624,010
All Asset Aggressive-Alt 50	40,761
All Asset Aggressive-Alt 75	43,069
AXA/DoubleLine Opportunistic Core Plus Bond	45,638
AXA/Horizon Small Cap Value	6,302,719
AXA/Pacific Global Small Cap Value	7,158,779

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2016, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Market and Credit Risk:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, forward commitments and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates decline the value of a certain fixed-income

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December 31, 2016

securities of a Portfolio is likely to rise. Conversely, as nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of December 31, 2016, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns.

Forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio seeks to minimize concentrations of credit risk by undertaking transactions with a large number of counterparties on recognized and reputable exchanges, where applicable. A Portfolio could lose money if the issuer or guarantor of a fixed

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

income security, or the counterparty of a financial derivatives contract, repurchase agreement or a loan of portfolio securities or other transactions, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Certain Portfolios may invest in below investment grade high-yield securities (“junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

At December 31, 2016, EQ/PIMCO Global Real Return Portfolio held significant collateral balances with limited brokers or BNP Paribas S.A. The Portfolio is subject to credit risk arising should BNP Paribas S.A. be unable to fulfill its obligations.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust has entered into three separate investment management agreements (the “Management Agreements”) with FMG LLC. With the exception of the All Asset Portfolios, the Management Agreements state that the Manager will, among other things: (i) have overall supervisory responsibility for the general management and investment of each Portfolio’s assets; (ii) select and contract with the Sub-Advisers to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Sub-Advisers’ investment programs and results; (iv) oversee compliance by the Trust with various federal and state statutes; and (v) carry out the directives of the Board. With respect to the Management Agreements for the All Asset

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December 31, 2016

Portfolios, the Management Agreements provide that the Manager will, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the Underlying Portfolios, as applicable, in which to invest and the appropriate allocations for each Portfolio; (iii) monitor the investment programs and results; (iv) apprise the Trust of developments materially affecting the Portfolios; (v) oversee compliance by the Portfolio with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2016, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
All Asset Growth-Alt 20	0.100% of average daily net assets
All Asset Aggressive-Alt 25	0.100% of average daily net assets
All Asset Aggressive-Alt 50	0.100% of average daily net assets
All Asset Aggressive-Alt 75	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA/DoubleLine Opportunistic Core Plus Bond	0.600%	0.575%	0.550%	0.530%	0.520%
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA/Horizon Small Cap Value	0.800%	0.750%	0.725%	0.700%	0.675%
AXA/Pacific Global Small Cap Value	0.800	0.750	0.725	0.700	0.675

With the exception of the All Asset Portfolios, the Manager has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment sub-advisory services to the Portfolios, including the fees of the Sub-Advisers of each Portfolio.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Note 3	Administrative Fees

FMG LLC serves as Administrator to the Trust. As Administrator, FMG LLC provides the Trust with necessary administrative, fund accounting, and compliance services. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays FMG LLC an annual fee payable monthly as follows:

The Multiadviser Portfolios each pay the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio*, AXA/AB Dynamic Moderate Growth Portfolio*, AXA/Goldman Sachs Strategic Allocation Portfolio*, AXA/Invesco Strategic Allocation Portfolio*, AXA/Legg Mason Strategic Allocation Portfolio*, the Tactical Portfolios** and the Multiadviser Portfolios***

0.15% on the first $25 billion

0.11% on the next $10 billion

0.10% on the next $5 billion

0.095% on assets thereafter

*	Portfolios of the Trust not presented in these financial statements.
**	The Tactical Portfolios are the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio, Portfolios of the Trust not presented in these financial statements.
***	Including the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio, Portfolios of the Trust not presented in these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Each All Asset Portfolio pays the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Portfolios*, the AXA Strategy Portfolios** and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio*** of the Trust and the AXA Allocation Portfolios, Charter Allocation Portfolios, and the Target Allocation Portfolios of the AXA Premier VIP Trust, a separate registered investment company managed by FMG LLC

0.15% of the first $35 billion

0.11% of the next $10 billion

0.10% of the next $5 billion

0.095% on assets thereafter

*	Including the All Asset Moderate Growth-Alt 15 Portfolio, a Portfolio of the Trust not presented in these financial statements.
**	The AXA Strategy Portfolios are the AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio, Portfolios of the Trust not presented in these financial statements.
***	A Portfolio of the Trust not presented in these financial statements.

For all other Portfolios:

All other Portfolios each pay the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge for all other Portfolios*

0.10% on the first $30 billion

0.0975% on the next $10 billion

0.095% on the next $5 billion

0.0925% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios, including Portfolios of the Trust not presented in these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Prior to October 1, 2016, the Administration fees were as follows:

Each Multiadviser Portfolios each paid the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge of the AXA/AB Dynamic Growth Portfolio*, AXA/AB Dynamic Moderate Growth Portfolio*, AXA/Goldman Sachs Strategic Allocation Portfolio*, AXA/Invesco Strategic Allocation Portfolio*, AXA/Legg Mason Strategic Allocation Portfolio*, the Tactical Portfolios** and the Multiadviser Portfolios***

0.15% on the first $14 billion

0.11% on the next $6 billion

0.10% on the next $5 billion

0.0975% on assets thereafter

*	Portfolios of the Trust not presented in these financial statements.
**	The Tactical Portfolios are the AXA 500 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA International Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio and the ATM Small Cap Managed Volatility Portfolio, Portfolios of the Trust not presented in these financial statements.
***	Including the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/AB Small Cap Growth Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Technology Portfolio, Portfolios of the Trust not presented in these financial statements.

Each All Asset Portfolio paid the greater of $32,500 per Portfolio, or its proportionate share of an asset based fee:

Total average daily net asset charge of the All Asset Portfolios*, the AXA Strategy Portfolios** and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio***

0.15% of the first $20 billion

0.125% of the next $5 billion

0.10% on assets thereafter

*	Including the All Asset Moderate Growth-Alt 15 Portfolio, a Portfolio of the Trust not presented in these financial statements.
**	The AXA Strategy Portfolios are AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, AXA Growth Strategy Portfolio and AXA Aggressive Strategy Portfolio, Portfolios of the Trust not presented in these financial statements.
***	A Portfolio of the Trust not presented in these financial statements.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

For all other Portfolios:

All other Portfolios each paid the greater of $30,000 per Portfolio, or its proportionate share of an asset based fee:

Total aggregated average daily net asset charge for all other Portfolios*

0.12% on the first $3 billion

0.11% on the next $3 billion

0.105% on the next $4 billion

0.10% on the next $20 billion

0.0975% on the next $10 billion

0.095% on assets thereafter

*	With the exception of the All Asset Portfolios, AXA/Franklin Templeton Allocation Managed Volatility Portfolio, AXA/AB Dynamic Growth Portfolio, AXA/AB Dynamic Moderate Growth Portfolio, AXA/Goldman Sachs Strategic Allocation Portfolio, AXA/Invesco Strategic Allocation Portfolio, AXA/Legg Mason Strategic Allocation Portfolio, AXA Strategy Portfolios, Tactical Portfolios and the Multiadviser Portfolios, including Portfolios of the Trust not presented in these financial statements.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator provides the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. At year end, certain of the Portfolios maintain significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

FMG LLC has contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

April 30, 2017 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which FMG LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
All Asset Growth-Alt 20*	0.40%	0.65%	0.65%
All Asset Aggressive-Alt 25*	0.40	N/A	0.65
All Asset Aggressive-Alt 50*	0.40	N/A	0.65
All Asset Aggressive-Alt 75*	0.40	N/A	0.65
AXA/DoubleLine Opportunistic Core Plus Bond*	0.85	N/A	1.10
AXA/Horizon Small Cap Value*	0.95	N/A	1.20
AXA/Pacific Global Small Cap Value*	0.95	N/A	1.20
EQ/PIMCO Global Real Return	0.75	N/A	1.00

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.
*	Effective September 1, 2016, FMG LLC voluntarily agreed to forgo any amounts eligible for recoupment that were waived or reimbursed prior to September 1, 2016.

Prior to May 1, 2016, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class K	Class IA+	Class IB+
AXA/Horizon Small Cap Value	1.00%	N/A	1.25%
AXA/Pacific Global Small Cap Value	1.00	N/A	1.25

+	Includes amounts payable pursuant to Rule 12b-1 of the Investment Company Act of 1940.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse to FMG LLC the management fees waived or other expenses assumed and paid for by FMG LLC pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC. During the year ended December 31, 2016, FMG LLC received recoupment of $255,641, including recoupments of Portfolios of the Trust not included in these financial statements and including recoupment from the following Portfolio:

Portfolio:	Recoupment
AXA/DoubleLine Opportunistic Core Plus Bond	$13,419

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2016, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolio:	2017	2018	2019	Total Eligible For Recoupment
EQ/PIMCO Global Real Return	$100,113	$113,993	$108,544	$322,650

During the year ended December 31, 2016, FMG LLC voluntarily waived fees for the certain Portfolios. The amounts waived were as follows and are not eligible for recoupment:

Portfolios:	Voluntary Waivers
All Asset Growth-Alt 20	$22,212
All Asset Aggressive-Alt 25	44,028
All Asset Aggressive-Alt 50	65,381
All Asset Aggressive-Alt 75	65,107
AXA/DoubleLine Opportunistic Core Plus Bond	18,452
AXA/Horizon Small Cap Value	98,659
AXA/Pacific Global Small Cap Value	97,716

During the year ended December 31, 2016, DoubleLine Capital LP reimbursed AXA/DoubleLine Opportunistic Core Plus Bond Portfolio $8,322 of Investment Management fees from the DoubleLine Floating Rate Fund which is an underlying investment in this Portfolio. This reimbursement is not eligible for recoupment.

Note  7 Percentage of Ownership by Affiliates

At December 31, 2016, AXA Equitable and/or FMG LLC held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
All Asset Aggressive-Alt 50	74.01%
All Asset Aggressive-Alt 75	66.28
AXA/DoubleLine Opportunistic Core Plus Bond	72.28

Shares of the Portfolios may be held as underlying investments by the All Asset Portfolios of the Trust and the AXA Allocation Portfolios and the Charter Allocation Portfolios of the AXA Premier VIP Trust. The following tables represent the percentage of ownership that each of the All Asset Portfolios, AXA Allocation Portfolios and Charter Allocation Portfolios has in each respective Portfolio’s net assets as of December 31, 2016.

Portfolios:	All Asset Moderate Growth- Alt 15	All Asset Growth- Alt 20	All Asset Aggressive- Alt 25	All Asset Aggressive- Alt 50		All Asset Aggressive- Alt 75
AXA Natural Resources	5.09%	51.95%	6.75%	1.73%		3.14%
AXA Real Estate	3.67	36.57	5.07	1.52		2.16
AXA/AB Small Cap Growth	0.12	0.90	0.14	0.01		—	#
AXA/Janus Enterprise	0.01	0.15	0.02	—	#	—	#
AXA/Loomis Sayles Growth	0.19	2.55	0.20	0.02		0.01
EQ/BlackRock Basic Value Equity	0.11	0.90	0.12	0.01		—	#
EQ/Boston Advisors Equity Income	0.12	0.92	0.18	0.01		0.01
EQ/Emerging Markets Equity PLUS	1.38	18.14	2.29	0.14		0.04
EQ/GAMCO Mergers and Acquisitions	0.56	5.50	0.78	0.07		0.16
EQ/GAMCO Small Company Value	0.05	0.53	0.06	—	#	—	#

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Portfolios:	All Asset Moderate Growth- Alt 15	All Asset Growth- Alt 20	All Asset Aggressive- Alt 25		All Asset Aggressive- Alt 50		All Asset Aggressive- Alt 75
EQ/Global Bond PLUS	1.65%	6.83%	0.26%		0.01%		0.01%
EQ/High Yield Bond	0.91	4.53	0.21		0.01		0.01
EQ/Intermediate Government Bond	0.01	0.06	—	#	—	#	—	#
EQ/International Equity Index	0.05	0.59	0.07		0.01		—	#
EQ/Invesco Comstock	0.70	5.82	0.83		0.05		0.02
EQ/JPMorgan Value Opportunities	0.21	2.35	0.24		0.02		0.01
EQ/MFS International Growth	0.17	1.53	0.20		0.01		0.01
EQ/PIMCO Global Real Return	3.17	16.32	0.74		0.02		0.03
EQ/PIMCO Ultra Short Bond	0.12	0.41	0.01		—	#	—	#
EQ/T. Rowe Price Growth Stock	0.18	1.47	0.22		0.01		0.01
Multimanager Core Bond	0.19	0.88	0.03		—		—

#	Percentage of ownership is less than 0.005%.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA/Horizon Small Cap Value	—%	3.49%	19.67%	27.31%	9.67%
AXA/Pacific Global Small Cap Value	—	2.51	18.06	29.52	10.18

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM International Moderate	CharterSM Income Strategies
AXA/DoubleLine Opportunistic Core Plus Bond	—%	—%	—%	—%	—%	—%	—%
AXA/Horizon Small Cap Value	—	—	—	—	—	—	—
AXA/Pacific Global Small Cap Value	—	—	—	—	—	—	—
EQ/PIMCO Global Real Return	2.64	1.61	1.07	0.37	0.06	0.77	0.14

Portfolios:	CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
AXA/DoubleLine Opportunistic Core Plus Bond	—%	13.41%	—%	—%	—%	—%
AXA/Horizon Small Cap Value	—	—	—	—	39.63	—
AXA/Pacific Global Small Cap Value	—	—	—	—	39.41	—
EQ/PIMCO Global Real Return	0.51	15.55	1.73	—	—	—

The Portfolio is permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Note 8	Subsequent Events

The Manager evaluated subsequent events from December 31, 2016, the date of these financial statements, through the date these financial statements were issued and available.

On December 1, 2016, the Board approved forms of Plans of Reorganization and Termination (each, a “Reorganization Plan,” and collectively, the “Reorganization Plans”) that provide for the reorganization of certain Portfolios of the Trust into another existing Portfolio of the Trust (each, a “Reorganization” and collectively, the “Reorganizations”) as follows:

Proposed Aquired Portfolios	Proposed Acquiring Portfolios
AXA/Pacific Global Small Cap Value Portfolio	AXA/Horizon Small Cap Value Portfolio
All Asset Aggressive – Alt 25 Portfolio All Asset Aggressive – Alt 50 Portfolio All Asset Aggressive – Alt 75 Portfolio	All Asset Growth-Alt 20 Portfolio
(each, an “Acquired Portfolio,” and collectively, the “Acquired Portfolios”)	(each, an “Acquiring Portfolio,” and collectively, the “Acquiring Portfolios”)

Each Reorganization Plan is subject to approval by the shareholders of the respective Acquired Portfolio. A special shareholder meeting of the Acquired Portfolios is anticipated to be held on or about March 28, 2017 to vote on the Reorganization Plans. If shareholders approve the Reorganization Plans, it is anticipated that the Reorganizations will take place on or about May 19, 2017.

Note 9	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of the Trust: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs, and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator to the Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiff filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust, and several of its Portfolios, were named as defendants and putative members of the proposed defendant class of contractholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust, and several of its Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

In July 2011, retiree participants in certain Tribune-defined compensation plans (the “Retirees”) initiated a lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Retiree Suit”). This Retiree Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

In August 2011, the trustees of certain trusts that hold notes issued by Tribune Company (the “Noteholders”) initiated a separate lawsuit in the United States District Court for the Southern District of New York against certain Tribune Company shareholders who sold their shares as part of the 2007 public tender offers (the “Noteholder Suit”). The Noteholder Suit also seeks return of the share price received by Tribune Company shareholders in connection with the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s Suit, the Retiree Suit, and the Noteholder Suit have each been consolidated with a number of related lawsuits filed by the Noteholders and Retirees around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio and the AXA Mid Cap Value Managed Volatility Portfolio are named as defendants in the Noteholder Suit and the Retiree Suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisitions Portfolio, the AXA Mid Cap Value Managed Volatility Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, the EQ/ Small Company Index II Portfolio,

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2016

the EQ/Common Stock Index II Portfolio, and EQ Advisors Trust are all putative members of the proposed defendant class of shareholders in the Committee’s suit. The EQ/Equity 500 Index Portfolio, the EQ/GAMCO Mergers and Acquisition Portfolio, the AXA Large Cap Core Managed Volatility Portfolio, and EQ Advisors Trust are also named separately in the Committee’s suit, in the event it is not certified as class action. The amounts paid to the above six Portfolios in connection with the public tender offers were approximately: (i) the EQ/Equity 500 Index Portfolio — $1,740,800; (ii) the EQ/ GAMCO Mergers and Acquisitions Portfolio — $1,122,000; (iii) the AXA Mid Cap Value Managed Volatility Portfolio — $2,992,000; (iv) the AXA Large Cap Core Managed Volatility Portfolio — $64,600; (v) the EQ/ Small Company Index II Portfolio (now called EQ/Small Company Index) — $61,200; (vi) the EQ/Common Stock Index II Portfolio (now called EQ/Common Stock Index) — $18,360; and (vii) the Multimanager Large Cap Value Portfolio (now called AXA Large Cap Value Managed Volatility Portfolio) — $3,359,200.

The lawsuits do not allege any misconduct by the Trust or its Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) has affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the Trust and several of its Portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The Trusts or its Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Portfolios, the payment of such judgments or settlements could have an adverse effect on each Portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of EQ Advisors Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and of cash flows (EQ/PIMCO Global Real Return Portfolio only) and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of EQ Advisors Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) as of December 31, 2016, the results of each of their operations, the changes in each of their net assets and their cash flows (EQ/PIMCO Global Real Return Portfolio only) and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2017

PART C: OTHER INFORMATION

Item 15.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. E of the Registrant’s Investment Management Agreement with respect to the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Portfolios each state:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Amended and Restated Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable Funds Management Group, LLC (“AXA Equitable”) shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on AXA Equitable’s part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by AXA Equitable (or by such third party)

of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to Section 10 below, AXA Equitable’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

(v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements generally state:

8.1(a). AXA Equitable agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AXA Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or contained in the AXA Equitable Contracts or sales literature for the AXA Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to AXA Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or in the AXA Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by AXA Equitable or persons under its control) or wrongful conduct of AXA Equitable or persons under its control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of AXA Equitable; or

(iv) arise as a result of any failure by AXA Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by AXA Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by AXA Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless AXA Equitable, and the Trust and each of their directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of AXA Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the AXA Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the AXA Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to AXA Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless AXA Equitable and each of its directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	Agreement and Declaration of Trust of Registrant.[1]

(1)(b)	Certificate of Trust of Registrant. [1]

(2)	By-laws of Registrant. [1]

(3)	None.

(4)(a)	Form of Plan of Reorganization and Termination between AXA Premier VIP Trust, on behalf of its separate series, CharterSM International Moderate Portfolio and CharterSM Moderate Portfolio (filed herein as Appendix A.3 to the Combined Proxy Statement and Prospectus).

(5)	None other than provisions contained in Exhibits (1)(a) and (2).

(6)	Investment Advisory Contracts

(6)(a)(i)	Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [11]

(6)(a)(ii)	Amendment No. 1 dated as of September 1, 2012 to the Investment Management Agreement between Registrant and FMG LLC with respect to the Allocation Portfolios. [14]

(6)(a)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [17]

(6)(a)(iv)	Amendment No. 3 dated as of April 18, 2014, to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [19]

(6)(a)(v)	Amendment No. 4 dated as of December 10, 2014 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [20]

(6)(a)(vi)	Amendment No. 5 dated as of September 26, 2015 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios. [23]

(7)	Underwriting Contracts or Distribution Agreements

(7)(a)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC (“AXA Distributors”) dated as of July 31, 2003 with respect to the Class A shares.[3]

(7)(a)(ii)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[3]

(7)(a)(iii)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [4]

(7)(a)(iv)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [4]

(7)(a)(v)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares. [6]

(7)(a)(vi)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [6]

(7)(a)(vii)	Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares. [11]

(7)(a)(viii)	Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to the Class A shares. [12]

(7)(a)(ix)	Amendment No. 3 dated as of October 26, 2012 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[14]

(7)(a)(x)	Amendment No. 4 dated as of October 21, 2013 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.[17]

(7)(a)(xi)	Amendment No. 1 dated as of April 18, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to Class A Shares. [19]

(7)(a)(xii)	Amendment No. 5 dated as of April 18, 2014 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares. [19]

(7)(a)(xiii)	Amendment No. 1 dated as of April 18, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to the Class K shares. [19]

(7)(a)(xiv)	Amendment No. 2 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of January 1, 2012 with respect to Class A shares. [20]

(7)(a)(xv)	Amendment No. 6 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [20]

(7)(a)(xvi)	Amendment No. 2 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to Class K shares. [20]

(7)(a)(xvii)	Amendment No. 7 dated as of December 10, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [20]

(7)(a)(xviii)	Amendment No. 3 dated as of December 10, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of August 1, 2011 with respect to Class K shares. [20]

(7)(a)(xix)	Amendment No. 8 dated as of September 26, 2015 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares. [23]

(8)	Deferred Compensation Plan. [1]

(9)	Custodian Agreements

(9)(a)(i)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(9)(a)(ii)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [3]

(9)(a)(iii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(9)(a)(iv)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(9)(a)(v)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(9)(a)(vi)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [7]

(9)(a)(vii)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [9]

(9)(a)(vii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [10]

(9)(a)(ix)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [11]

(9)(a)(x)	Amendment No. 9 dated as of October 26, 2012 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [14]

(9)(a)(xi)	Amendment No. 10 dated as of October 21, 2013 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [17]

(9)(a)(xii)	Amendment No. 11 dated as of April 18, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [19]

(9)(a)(xiii)	Amendment No. 12 dated June 13, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [20]

(9)(a)(xiv)	Amendment No. 13 dated December 10, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [21]

(9)(a)(xv)	Amendment No. 14 dated September 26, 2015 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [23]

(10)	Distribution Plan and Multiple Share Class Plan

(10)(a)(i)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant. [11]

(10)(b)(i)	Shareholder Services and Distribution Plan with respect to Class A shares of the Registrant. [13]

(10)(c)(i)	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. [11]

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered (filed herewith).

(12)	Not Applicable.

(13)	Other Material Contracts

(13)(a)(i)	Mutual Funds Service Agreement between Registrant and FMG LLC dated as of May 1, 2011. [11]

(13)(a)(ii)	Amendment No. 1 dated as of September 1, 2013 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [17]

(13)(a)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011.[17]

(13)(a)(iv)	Amendment No. 3 dated as of April 18, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [19]

(13)(a)(v)	Amendment No. 4 dated as of July 8, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

(13)(a)(vi)	Amendment No. 5 dated as of October 1, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

(13)(a)(vii)	Amendment No. 6 dated as of December 10, 2014 to the Mutual Funds Services Agreement between Registrant and FMG LLC dated as of May 1, 2011. [20]

(13)(a)(vii)	Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(13)(a)(iv)	Amendment No. 1 dated as of September 26, 2015 to the Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(13)(a)(x)	Amendment No. 2 dated as of October 1, 2015 to the Mutual Funds Service Agreement between Registrant and FMG LLC dated as of October 1, 2015. [23]

(13)(b)(i)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated as of May 1, 2011. [11]

(13)(b)(ii)	Fund Sub-Services Agreement between FMG LLC and JPMorgan Chase dated as of April 1, 2012. [22]

(13)(c)(i)	Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [13]

(13)(c)(ii)	Amendment No. 1 effective as of May 1, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [15]

(13)(c)(iii)	Amendment No. 2 effective as of October 21, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [17]

(13)(c)(iv)	Amendment No. 3 effective as of March 11, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [19]

(13)(c)(v)	Amendment No. 4 effective as of April 18, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [19]

(13)(c)(vi)	Amendment No. 5 effective as of July 8, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [20]

(13)(c)(vii)	Amendment No. 6 effective as of December 10, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [21]

(13)(c)(viii)	Amendment No. 7 effective as of May 1, 2015 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [21]

(13)(c)(ix)	Amendment No. 8 effective as of September 26, 2015 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [23]

(13)(c)(x)	Amendment No. 9 effective as of May 1, 2016 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15 2012. [23]

(13)(c)(xi)	Amendment No. 10 effective as of February 16, 2017 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated March 15, 2012. [24]

(13)(d)(i)	Amended and Restated Participation Agreement among Registrant, AXA Equitable Life Insurance Company (“AXA Equitable”), FMG LLC and AXA Distributors dated as of May 23, 2012. [16]

(13)(d)(ii)	Amendment No. 1 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [17]

(13)(d)(iii)	Amendment No. 2 dated as of April 18, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(13)(d)(iv)	Amendment No. 3 dated as of July 8, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(13)(d)(v)	Amendment No. 4 dated as of December 10, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(13)(d)(vi)	Amendment No. 5 dated as of September 26, 2015 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [23]

(13)(e)(i)	Participation Agreement among Registrant, American General Life Insurance Company (“American General”), AXA Advisors and AXA Distributors dated as of August 15, 2003. [3]

(13)(e)(ii)	Amendment No. 1 dated as of April 1, 2015 to the Participation Agreement among Registrant, American General and AXA Distributors dated as of August 15, 2003. [23]

(13)(f)(i)	Participation Agreement among Registrant, MONY Life Insurance Company (“MONY”), AXA Advisors and AXA Distributors dated as of February 2006. [7]

(13)(f)(ii)	Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [18]

(13)(f)(iii)	Amendment No. 1 dated as of April 18, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(13)(f)(iv)	Amendment No. 2 dated as of July 8, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(13)(f)(v)	Amendment No. 3 dated as of September 26, 2015 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [23]

(13)(g)(i)	Participation Agreement among Registrant, MONY Life Insurance Company of America (“MLOA”), AXA Advisors and AXA Distributors dated as of August 1, 2006. [7]

(13)(g)(ii)	Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [17]

(13)(g)(iii)	Amendment No. 1 dated as of October 21, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012.[17]

(13)(g)(iv)	Amendment No. 2 dated as of November 1, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [18]

(13)(g)(v)	Amendment No. 3 dated as of April 18, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(13)(g)(vi)	Amendment No. 4 dated as of July 8, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(13)(g)(vii)	Amendment No. 5 dated as of September 26, 2015 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [23]

(14)	Consent of Independent Public Accountants (filed herewith).

(15)	Not Applicable.

(16)	Powers of Attorney (filed herewith).

(17)	Forms of Voting Instruction and Proxy Cards (filed herewith).

1	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
2	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
3	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
4	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
5	Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 (File No. 333-70754).
6	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on February 5, 2008 (File No. 333-70754).
7	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).
8	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 (File No. 333-70754).
9	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).

10	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
11	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).
12	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A filed on February 8, 2012 (File No. 333-70754).
13	Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-70754).
14	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on February 6, 2013 (File No. 333-70754).
15	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2013 (File No. 333-70754).
16.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on July 22, 2013 (File No. 333-70754).
17.	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on October 2, 2013 (File No. 333-70754).
18.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on February 11, 2014 (File No. 333-70754).
19.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (File No. 333-70754).
20.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on January 12, 2015 (File No. 333-70754).
21.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2015 (File No. 333-70754).
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on June 20, 2015 (File No. 333-205385).
23.	Incorporated herein by reference to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2016 (File No. 333-70754).
24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on January 17, 2017 (File No. 333-215585).

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 22nd day of February, 2017.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk	Chairman of the Board, Trustee, President and Chief	February 22, 2017
Steven M. Joenk	Executive Officer (principal executive officer)

/s/ Gerald C. Crotty*	Trustee	February 22, 2017
Gerald C. Crotty

/s/ Barry Hamerling*	Trustee	February 22, 2017
Barry Hamerling

/s/ Thomas P. Lemke*	Trustee	February 22, 2017
Thomas P. Lemke

/s/ Cynthia R. Plouché*	Trustee	February 22, 2017
Cynthia R. Plouché

/s/ Rayman L. Solomon*	Trustee	February 22, 2017
Rayman L. Solomon

/s/ Brian E. Walsh	Treasurer and Chief Financial Officer (principal	February 22, 2017
Brian E. Walsh	accounting officer)

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EXHIBIT INDEX

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered.

(14)	Consent of Independent Public Accountants.

(16)	Powers of Attorney.

(17)	Forms of Voting Instructions and Proxy Cards.